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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04550

            The MainStay Funds
-------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

        51 Madison Avenue, New York, New York  10010
-------------------------------------------------------------------------
(Address of principal executive offices)                       (Zip Code)

Marguerite E.H. Morrison, 169 Lackawanna Avenue, Parsippany, NJ  07054
-------------------------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-576-7000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2005

ITEM 1. SCHEDULE OF INVESTMENTS.

The schedule of investments for the period ended January 31, 2005 is filed herewith.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                               SHARES / PRINCIPAL
                                                    AMOUNT          MARKET VALUE   % NET ASSETS
MAINSTAY BLUE CHIP FUND
COMMON STOCK
AEROSPACE & DEFENSE
General Dynamics Corp.                               25,700         $  2,653,525      1.06%
L-3 Communications Holdings, Inc.                    60,000         $  4,284,600      1.71%
United Technologies Corp.                            65,000         $  6,544,200      2.61%
                                                                    ------------      ----
TOTAL AEROSPACE & DEFENSE                                           $ 13,482,325      5.38%
                                                                    ------------      ----

AIR FREIGHT & LOGISTICS
C.H. Robinson Worldwide, Inc.                        30,000         $  1,545,000      0.62%
Expeditors International of Washington, Inc.         25,000         $  1,403,500      0.56%
United Parcel Service, Inc. Class B                  20,000         $  1,493,600      0.60%
                                                                    ------------      ----
TOTAL AIR FREIGHT & LOGISTICS                                       $  4,442,100      1.78%
                                                                    ------------      ----

AUTOMOBILES
Harley-Davidson, Inc.                                40,000         $  2,404,400      0.96%
                                                                    ------------      ----
TOTAL AUTOMOBILES                                                   $  2,404,400      0.96%
                                                                    ------------      ----

BEVERAGES
PepsiCo, Inc.                                        95,000         $  5,101,500      2.04%
                                                                    ------------      ----
TOTAL BEVERAGES                                                     $  5,101,500      2.04%
                                                                    ------------      ----

BIOTECHNOLOGY
Affymetrix, Inc. (a)                                 30,000         $  1,234,800      0.49%
Amgen, Inc. (a)                                     100,800         $  6,273,792      2.51%
Cephalon, Inc. (a)                                    5,000         $    246,000      0.10%
Genentech, Inc. (a)                                  45,000         $  2,146,950      0.86%
Genzyme Corp. (a)                                    30,000         $  1,746,300      0.70%
Invitrogen Corp. (a)                                 15,000         $  1,030,650      0.41%
                                                                    ------------      ----
TOTAL BIOTECHNOLOGY                                                 $ 12,678,492      5.07%
                                                                    ------------      ----
CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                      18,800         $  2,027,580      0.81%

                                               SHARES / PRINCIPAL
                                                    AMOUNT          MARKET VALUE   % NET ASSETS
Merrill Lynch & Co., Inc.                            61,700         $  3,706,319      1.48%
Northern Trust Corp.                                 54,900         $  2,395,836      0.96%
State Street Corp.                                   78,400         $  3,513,104      1.40%
                                                                    ------------      ----
TOTAL CAPITAL MARKETS                                               $ 11,642,839      4.65%
                                                                    ------------      ----

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)                             139,400         $  2,514,776      1.00%
QUALCOMM, Inc.                                       52,800         $  1,966,272      0.79%
                                                                    ------------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $  4,481,048      1.79%
                                                                    ------------      ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                      114,800         $  4,794,048      1.91%
Lexmark International, Inc. Class A (a)              10,000         $    833,500      0.33%
                                                                    ------------      ----
TOTAL COMPUTERS & PERIPHERALS                                       $  5,627,548      2.24%
                                                                    ------------      ----

CONSTRUCTION & ENGINEERING
Fluor Corp.                                          50,000         $  2,677,000      1.07%
                                                                    ------------      ----
TOTAL CONSTRUCTION & ENGINEERING                                    $  2,677,000      1.07%
                                                                    ------------      ----

CONSUMER FINANCE
American Express Co.                                 40,000         $  2,134,000      0.85%
                                                                    ------------      ----
TOTAL CONSUMER FINANCE                                              $  2,134,000      0.85%
                                                                    ------------      ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                     125,000         $  6,131,250      2.45%
                                                                    ------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $  6,131,250      2.45%
                                                                    ------------      ----

ENERGY EQUIPMENT & SERVICES
Schlumberger Ltd.                                    45,000         $  3,061,800      1.22%
Transocean, Inc. (a)                                 35,000         $  1,540,000      0.62%
                                                                    ------------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $  4,601,800      1.84%
                                                                    ------------      ----

FOOD & STAPLES RETAILING
Costco Wholesale Corp.                               35,000         $  1,654,450      0.66%
Sysco Corp.                                         100,000         $  3,497,000      1.40%
Walgreen Co.                                        160,000         $  6,817,600      2.72%
Wal-Mart Stores, Inc.                               100,000         $  5,240,000      2.09%
Whole Foods Market, Inc.                             40,000         $  3,576,800      1.43%
                                                                    ------------      ----
TOTAL FOOD & STAPLES RETAILING                                      $ 20,785,850      8.30%
                                                                    ------------      ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Alcon, Inc.                                          25,000         $  1,980,000      0.79%
Biomet, Inc.                                         30,000         $  1,274,400      0.51%
Edwards Lifesciences Corp. (a)                       50,000         $  2,035,000      0.81%
Fisher Scientific International, Inc. (a)            20,000         $  1,263,000      0.50%
IDEXX Laboratories, Inc. (a)                         10,000         $    580,100      0.23%
Medtronic, Inc.                                     110,000         $  5,773,900      2.31%
St. Jude Medical, Inc. (a)                           60,000         $  2,356,800      0.94%
Stryker Corp.                                        40,000         $  1,965,600      0.78%
Zimmer Holdings, Inc. (a)                            50,000         $  3,942,500      1.57%
                                                                    ------------      ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              $ 21,171,300      8.44%
                                                                    ------------      ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                75,000         $  2,932,500      1.17%
Express Scripts, Inc. (a)                            10,000         $    741,900      0.30%
UnitedHealth Group, Inc.                             35,000         $  3,111,500      1.24%
                                                                    ------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $  6,785,900      2.71%
                                                                    ------------      ----

HOTELS, RESTAURANTS & LEISURE
Cheesecake Factory Inc (The) (a)                     45,000         $  1,456,650      0.58%
Starbucks Corp. (a)                                  30,000         $  1,620,000      0.65%
                                                                    ------------      ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                 $  3,076,650      1.23%
                                                                    ------------      ----

HOUSEHOLD PRODUCTS
Procter & Gamble Co. (The)                           85,000         $  4,524,550      1.81%
                                                                    ------------      ----
TOTAL HOUSEHOLD PRODUCTS                                            $  4,524,550      1.81%
                                                                    ------------      ----

INDUSTRIAL CONGLOMERATES
3M Co.                                               70,000         $  5,905,200      2.36%
                                                                    ------------      ----
TOTAL INDUSTRIAL CONGLOMERATES                                      $  5,905,200      2.36%
                                                                    ------------      ----

INSURANCE
American International Group, Inc.                   55,000         $  3,645,950      1.46%
                                                                    ------------      ----
TOTAL INSURANCE                                                     $  3,645,950      1.46%
                                                                    ------------      ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                       10,000         $    815,000      0.33%
                                                                    ------------      ----
TOTAL INTERNET & CATALOG RETAIL                                     $    815,000      0.33%
                                                                    ------------      ----

INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                     30,000         $  1,056,300      0.42%

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
                                                                    ------------      ----
TOTAL INTERNET SOFTWARE & SERVICES                                  $  1,056,300      0.42%
                                                                    ------------      ----

IT Services
CheckFree Corp. (a)                                  55,000         $  2,145,000      0.86%
Iron Mountain, Inc. (a)                              50,000         $  1,410,000      0.56%
                                                                    ------------      ----
TOTAL IT SERVICES                                                   $  3,555,000      1.42%
                                                                    ------------      ----

MACHINERY
Caterpillar, Inc.                                    45,000         $  4,009,500      1.60%
Deere & Co.                                          30,000         $  2,082,900      0.83%
                                                                    ------------      ----
TOTAL MACHINERY                                                     $  6,092,400      2.43%
                                                                    ------------      ----

MEDIA
DIRECTV Group, Inc. (The) (a)                        36,402         $    547,850      0.22%
McGraw-Hill Cos., Inc. (The)                         34,400         $  3,113,200      1.24%
News Corp. Ltd. (The) Class B (a)(b)                100,000         $  1,758,000      0.70%
Time Warner, Inc. (a)                               410,900         $  7,396,200      2.95%
Viacom, Inc. Class B                                 38,028         $  1,419,966      0.57%
                                                                    ------------      ----
TOTAL MEDIA                                                         $ 14,235,216      5.68%
                                                                    ------------      ----

METALS & MINING
Alcoa, Inc.                                          45,000         $  1,327,950      0.53%
Newmont Mining Corp.                                 70,000         $  2,911,300      1.16%
                                                                    ------------      ----
TOTAL METALS & MINING                                               $  4,239,250      1.69%
                                                                    ------------      ----

MULTILINE RETAIL
Target Corp.                                         50,000         $  2,538,500      1.01%
                                                                    ------------      ----
TOTAL MULTILINE RETAIL                                              $  2,538,500      1.01%
                                                                    ------------      ----

OIL & GAS
Anadarko Petroleum Corp.                             15,000         $    993,150      0.40%
Apache Corp.                                         46,000         $  2,503,320      1.00%
BP PLC (b)                                           25,000         $  1,490,500      0.60%
Burlington Resources, Inc.                           60,000         $  2,622,600      1.05%
Devon Energy Corp.                                   30,000         $  1,220,100      0.49%
Murphy Oil Corp.                                     32,000         $  2,856,960      1.14%
Occidental Petroleum Corp.                           40,000         $  2,335,200      0.93%
Suncor Energy, Inc.                                  45,000         $  1,440,000      0.58%
                                                                    ------------      ----
TOTAL OIL & GAS                                                     $ 15,461,830      6.19%
                                                                    ------------      ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
PHARMACEUTICALS
Johnson & Johnson                                    63,200         $  4,089,040      1.63%
Lilly (Eli) & Co.                                    39,100         $  2,120,784      0.85%
Pfizer, Inc.                                        131,950         $  3,187,912      1.27%
                                                                    ------------      ----
TOTAL PHARMACEUTICALS                                               $  9,397,736      3.75%
                                                                    ------------      ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Altera Corp. (a)                                     25,000         $    480,000      0.19%
Analog Devices, Inc.                                 34,500         $  1,238,205      0.49%
Applied Materials, Inc. (a)                          75,000         $  1,192,500      0.48%
Intel Corp.                                         139,300         $  3,127,285      1.25%
KLA-Tencor Corp. (a)                                 30,000         $  1,387,500      0.55%
Linear Technology Corp.                              90,000         $  3,396,600      1.36%
Microchip Technology, Inc.                           50,000         $  1,302,500      0.52%
Taiwan Semiconductor Manufacturing Co. Ltd.               1         $          8      0.00%(c)
Texas Instruments, Inc.                              51,400         $  1,192,994      0.48%
Xilinx, Inc. (a)                                     40,000         $  1,167,600      0.47%
                                                                    ------------      ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT                                                          $ 14,485,192      5.79%
                                                                    ------------      ----

SOFTWARE
Adobe Systems, Inc.                                  15,000         $    853,500      0.34%
Electronic Arts, Inc. (a)                            65,000         $  4,182,100      1.67%
Microsoft Corp.                                     215,200         $  5,655,456      2.26%
Symantec Corp.                                       76,800         $  1,793,280      0.72%
VERITAS Software Corp. (a)                           40,000         $  1,028,800      0.41%
                                                                    ------------      ----
TOTAL SOFTWARE                                                      $ 13,513,136      5.40%
                                                                    ------------      ----

SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)                          75,000         $  3,021,750      1.21%
Best Buy Co., Inc.                                   25,000         $  1,344,750      0.54%
Home Depot, Inc. (The)                               73,450         $  3,030,547      1.21%
Tiffany & Co.                                       155,300         $  4,881,079      1.95%
                                                                    ------------      ----
TOTAL SPECIALTY RETAIL                                              $ 12,278,126      4.91%
                                                                    ------------      ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                      55,000         $  3,085,500      1.23%
                                                                    ------------      ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              $  3,085,500      1.23%
                                                                    ------------      ----

WIRELESS TELECOMMUNICATION SERVICES
Vodafone Group PLC (b)                               59,700         $  1,551,006      0.62%

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
                                                                    ------------    ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                           $  1,551,006      0.62%
                                                                    ------------    ------
TOTAL COMMON STOCK                                                  $243,603,894     97.30%
                                                                    ------------    ------

WARRANTS
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc. (a)                        16,335         $     19,030      0.01%
                                                                    ------------    ------
TOTAL COMMUNICATIONS EQUIPMENT                                      $     19,030      0.01%
                                                                    ------------    ------
TOTAL WARRANTS                                                      $     19,030      0.01%
                                                                    ------------    ------

REPURCHASE AGREEMENT
U.S. TREASURY BONDS
State Street Bank and Trust Co.
2.34%, dated 1/31/05,
due 2/1/05
Proceeds at maturity
$6,251,406
(Collateralized by
$6,395,000 U.S. Treasury
Note, 3.125%, due 1/31/07,
market value including
accrued interest $6,379,013)                   $  6,251,000         $  6,251,000      2.50%
                                                                    ------------    ------
TOTAL REPURCHASE AGREEMENT                                          $  6,251,000      2.50%
                                                                    ------------    ------
TOTAL INVESTMENTS

  (COST $229,919,608) (d)                                           $249,873,924     99.81% (e)
                                                                    ------------    ------
Cash and Other Assets Less Liabilities                              $    521,034      0.19%
                                                                    ------------    ------
NET ASSETS                                                          $250,394,958    100.00%
                                                                    ============    ======

(a) Non-income producing security.

(b) ADR-American Depositary Receipt.

(c) Less than one hundredth of a percent.

(d) The cost for federal income tax purposes is $231,212,612.

(e) At January 31, 2005 net unrealized appreciation was $18,661,312 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $34,110,941 and aggregate gross unrealized deprecation for all investments on which there was an excess of cost over market value of $15,449,629.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)


                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
MAINSTAY CAPITAL APPRECIATION FUND
COMMON STOCK
AEROSPACE & DEFENSE
L-3 Communications Holdings, Inc. (b)               344,700         $ 24,615,027      1.76%
United Technologies Corp.                           281,000         $ 28,291,080      2.02%
                                                                    ------------      ----
TOTAL AEROSPACE & DEFENSE                                           $ 52,906,107      3.78%
                                                                    ------------      ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                         337,100         $ 32,243,615      2.30%
                                                                    ------------      ----
TOTAL AIR FREIGHT & LOGISTICS                                       $ 32,243,615      2.30%
                                                                    ------------     -----

AUTOMOBILES
Harley-Davidson, Inc. (b)                           428,800         $ 25,775,168      1.84%
                                                                    ------------     -----
TOTAL AUTOMOBILES                                                   $ 25,775,168      1.84%
                                                                    ------------     -----

BEVERAGES
PepsiCo, Inc.                                       206,000         $ 11,062,200      0.79%
                                                                    ------------      ----
TOTAL BEVERAGES                                                     $ 11,062,200      0.79%
                                                                    ------------      ----

BIOTECHNOLOGY
Amgen, Inc. (a)(b)                                  433,600         $ 26,987,264      1.93%
Genentech, Inc. (a)                                 327,000         $ 15,601,170      1.11%
Gilead Sciences, Inc. (a)                           428,000         $ 14,166,800      1.01%
                                                                    ------------      ----
TOTAL BIOTECHNOLOGY                                                 $ 56,755,234      4.05%
                                                                    ------------      ----

CAPITAL MARKETS
Morgan Stanley & Co.                                325,900         $ 18,237,364      1.30%
                                                                    ------------      ----
TOTAL CAPITAL MARKETS                                               $ 18,237,364      1.30%
                                                                    ------------      ----

CHEMICALS
Praxair, Inc.                                       661,900         $ 28,560,985      2.04%
                                                                    ------------      ----
TOTAL CHEMICALS                                                     $ 28,560,985      2.04%
                                                                    ------------      ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                     1,055,500         $ 24,857,025      1.77%
                                                                    ------------      ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                $ 24,857,025      1.77%
                                                                    ------------      ----

COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)                                   1,522,100         $ 21,842,135      1.56%
Cisco Systems, Inc. (a)                             928,700         $ 16,753,748      1.20%
QUALCOMM, Inc.                                      499,000         $ 18,582,760      1.33%
                                                                    ------------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $ 57,178,643      4.09%
                                                                    ------------      ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                      706,300         $ 29,495,088      2.10%
Hewlett-Packard Co.                                 820,300         $ 16,069,677      1.15%
International Business Machines Corp.                70,500         $  6,586,110      0.47%
                                                                    ------------      ----
TOTAL COMPUTERS & PERIPHERALS                                       $ 52,150,875      3.72%
                                                                    ------------      ----

CONSUMER FINANCE
American Express Co.                                557,300         $ 29,731,955      2.12%
Capital One Financial Corp. (b)                     344,000         $ 26,928,320      1.92%
                                                                    ------------      ----
TOTAL CONSUMER FINANCE                                              $ 56,660,275      4.04%
                                                                    ------------      ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                     319,800         $ 15,686,190      1.12%
                                                                    ------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                $ 15,686,190      1.12%
                                                                    ------------      ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                      434,700         $  9,611,217      0.69%
                                                                    ------------      ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            $  9,611,217      0.69%
                                                                    ------------      ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc. (b)                              472,900         $ 20,476,570      1.46%
BJ Services Co.                                     425,400         $ 20,440,470      1.46%
Weatherford International Ltd. (a)                  425,300         $ 23,081,031      1.65%
                                                                    ------------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $ 63,998,071      4.57%
                                                                    ------------      ----

FOOD & STAPLES RETAILING
Walgreen Co.                                        500,000         $ 21,305,000      1.52%
                                                                    ------------      ----
TOTAL FOOD & STAPLES RETAILING                                      $ 21,305,000      1.52%
                                                                    ------------      ----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                         657,600         $ 21,740,256      1.55%

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
Fisher Scientific International, Inc. (a)(b)        409,400         $ 25,853,610      1.84%
                                                                    ------------      ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                              $ 47,593,866      3.39%
                                                                    ------------      ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                               770,600         $ 30,130,460      2.15%
Quest Diagnostics, Inc.                             243,000         $ 23,157,900      1.65%
UnitedHealth Group, Inc.                            450,000         $ 40,005,000      2.85%
WellPoint, Inc. (a)                                 267,300         $ 32,476,950      2.32%
                                                                    ------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $125,770,310      8.97%
                                                                    ------------      ----

HOUSEHOLD DURABLES
Centex Corp. (b)                                    373,300         $ 22,887,023      1.63%
D.R. Horton, Inc.                                   695,400         $ 27,663,012      1.97%
Harman International Industries, Inc.               198,700         $ 24,171,855      1.72%
Lennar Corp. Class A (b)                            497,400         $ 28,088,178      2.00%
                                                                    ------------      ----
TOTAL HOUSEHOLD DURABLES                                            $102,810,068      7.32%
                                                                    ------------      ----

INDUSTRIAL CONGLOMERATES
3M Co.                                              300,800         $ 25,375,488      1.81%
General Electric Co.                                750,000         $ 27,097,500      1.93%
                                                                    ------------      ----
TOTAL INDUSTRIAL CONGLOMERATES                                      $ 52,472,988      3.74%
                                                                    ------------      ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                      129,900         $ 10,586,850      0.77%
                                                                    ------------      ----
TOTAL INTERNET & CATALOG RETAIL                                     $ 10,586,850      0.77%
                                                                    ------------      ----

IT SERVICES
Accenture Ltd. Class A (a)                          542,900         $ 14,142,545      1.01%
                                                                    ------------      ----
TOTAL IT SERVICES                                                   $ 14,142,545      1.01%
                                                                    ------------      ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                     322,300         $ 14,864,476      1.07%
                                                                    ------------      ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                  $ 14,864,476      1.07%
                                                                    ------------      ----

MACHINERY
Danaher Corp. (b)                                   516,200         $ 28,329,056      2.02%
Dover Corp.                                         641,200         $ 24,557,960      1.75%
Illinois Tool Works, Inc.                           309,100         $ 26,885,518      1.92%
                                                                    ------------      ----
TOTAL MACHINERY                                                     $ 79,772,534      5.69%
                                                                    ------------      ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
MEDIA
Omnicom Group, Inc.                                 276,500         $ 23,472,085      1.67%
                                                                    ------------      ----
TOTAL MEDIA                                                         $ 23,472,085      1.67%
                                                                    ------------      ----

MULTILINE RETAIL
Kohl's Corp. (a)                                    503,000         $ 23,646,030      1.69%
Target Corp.                                        539,500         $ 27,390,415      1.95%
                                                                    ------------      ----
TOTAL MULTILINE RETAIL                                              $ 51,036,445      3.64%
                                                                    ------------      ----

PHARMACEUTICALS
Johnson & Johnson                                   422,800         $ 27,355,160      1.95%
Teva Pharmaceutical Industries Ltd. (b)(c)          875,600         $ 25,155,988      1.79%
                                                                    ------------      ----
TOTAL PHARMACEUTICALS                                               $ 52,511,148      3.74%
                                                                    ------------      ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc. (b)                            282,200         $ 10,128,158      0.72%
Applied Materials, Inc. (a)                         520,300         $  8,272,770      0.59%
Intel Corp. (b)                                     654,800         $ 14,700,260      1.05%
KLA-Tencor Corp. (a)                                270,400         $ 12,506,000      0.89%
Maxim Integrated Products, Inc.                     243,500         $  9,498,935      0.68%
Texas Instruments, Inc.                             372,200         $  8,638,762      0.62%
                                                                    ------------      ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
  EQUIPMENT                                                         $63,744,885       4.55%
                                                                    ------------      ----

SOFTWARE
Electronic Arts, Inc. (a)(b)                        168,600         $ 10,847,724      0.77%
Microsoft Corp.                                     777,400         $ 20,430,072      1.46%
Oracle Corp. (a)                                    717,400         $  9,878,598      0.70%
Symantec Corp. (a)                                1,086,000         $ 25,358,100      1.81%
VERITAS Software Corp. (a)                          387,800         $  9,974,216      0.71%
                                                                    ------------      ----
TOTAL SOFTWARE                                                      $ 76,488,710      5.45%
                                                                    ------------      ----

SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)(b)                      667,900         $ 26,909,691      1.92%
Best Buy Co., Inc.                                  394,500         $ 21,220,155      1.51%
Lowe's Cos., Inc. (b)                               484,100         $ 27,588,859      1.97%
TJX Cos., Inc. (The)                              1,033,400         $ 25,876,336      1.85%
                                                                    ------------      ----
TOTAL SPECIALTY RETAIL                                              $101,595,041      7.25%
                                                                    ------------      ----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                     522,800         $ 29,329,080      2.09%

                                               SHARES / PRINCIPAL
                                                     AMOUNT          MARKET VALUE    % NET ASSETS
NIKE, Inc. Class B                                  319,500         $   27,678,285       1.97%
                                                                    --------------      -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              $   57,007,365       4.06%
                                                                    --------------      -----
TOTAL COMMON STOCK                                                  $1,400,857,285      99.94%
                                                                    --------------      -----
TOTAL LONG-TERM INVESTMENTS                                         $1,400,857,285      99.94%
                                                                    --------------      -----

SHORT TERM INVESTMENTS
COMMERCIAL PAPER
Starbird Funding Corp.
2.0794%, due 3/14/05 (d)                         15,000,000         $   14,965,321       1.07%
                                                                    --------------      -----
TOTAL COMMERCIAL PAPER                                              $   14,965,321       1.07%
                                                                    --------------      -----

INVESTMENT COMPANY
AIM Institutional Funds Group (d)                   756,161         $      756,161       0.05%
                                                                    --------------      -----
TOTAL INVESTMENT COMPANY                                            $      756,161       0.05%
                                                                    --------------      -----

MASTER NOTE
Banc of America Securities LLC
 2.58%, due 2/1/05 (d)                           29,982,000         $   29,982,000       2.14%
                                                                    --------------      -----
TOTAL MASTER NOTE                                                   $   29,982,000       2.14%
                                                                    --------------      -----

REPURCHASE AGREEMENTS
CS First Boston LLC
 2.55%, dated 1/31/05
 due 2/1/05
 Proceeds at Maturity
 $4,650,629 (d)
 (Collateralized by Various
 Bonds with a Principal
 Amount of $5,199,535
 and a Market Value of
 $4,743,168)
                                                                    --------------      -----
                                                  4,650,000         $    4,650,000       0.33%
                                                                    --------------      -----
Dresdner Kleinwort Securities LLC.
 2.57%, dated 1/31/05
 due 2/1/05
 Proceeds at Maturity
 $9,400,671 (d)
 (Collateralized by Various
 Bonds with a Principal
 Amount of $6,072,729
 and a Market Value of
 $6,168,956)                                      9,400,000         $    9,400,000       0.67%
Lehman Brothers, Inc.
 2.55%, dated 1/31/05
 due 2/1/05
 Proceeds at Maturity
 $11,928,845 (d)
 (Collateralized by Various
 Bonds with a Principal
 Amount of $16,228,773
 and a Market Value of
 $13,527,421)                                    11,928,000         $   11,928,000       0.85%

Merrill Lynch & Co., Inc.
  2.58%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $35,178,521 (d)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $31,198,617
  and a Market Value of
  $21,996,987)                                   35,176,000         $   35,176,000       2.51%
Morgan Stanley & Co.
  2.5499%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $14,501,027 (d)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $25,438,830
  and a Market Value of
  $21,185,411)                                   14,500,000         $   14,500,000       1.04%
                                                                    --------------     ------
TOTAL REPURCHASE AGREEMENTS                                         $   75,654,000       5.40%
                                                                    --------------     ------

TOTAL SHORT-TERM INVESTMENTS                                        $  121,357,482       8.66%
                                                                    --------------     ------

TOTAL INVESTMENTS                                                   $1,522,214,767(f)  108.60%
  (COST $1,266,378,660)(e)

Liabilites in Excess of Cash and Other Assets                      ($  120,563,093)     (8.60)%
                                                                    --------------     ------
NET ASSETS                                                          $1,401,651,674     100.00%
                                                                    --------------     ------

(a)   Non-income producing security.

(b)   Represents security, or a portion thereof, which is out on loan.

(c)   ADR-American Depositary Receipt.

(d) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(e)   The cost for federal income tax purposes is $1,268,800,407.

(f) At January 31, 2005 net unrealized appreciation was $253,414,360 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $289,054,263 and aggregate gross unrealized depreciation for all for all investments on which there was an excess of cost over market value of $35,639,903.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE    % NET ASSETS
MAINSTAY COMMON STOCK FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                     18,353         $    928,662       0.98%
General Dynamics Corp.                                2,137         $    220,646       0.23%
Honeywell International, Inc.                         2,079         $     74,802       0.08%
Lockheed Martin Corp.                                 1,615         $     93,363       0.10%
Northrop Grumman Corp.                                2,773         $    143,863       0.15%
Precision Castparts Corp.                               948         $     66,644       0.07%
Raytheon Co.                                         11,951         $    446,966       0.47%
Rockwell Collins, Inc.                                  763         $     32,733       0.04%
                                                                    ------------       ----
TOTAL AEROSPACE & DEFENSE                                           $  2,007,679       2.12%
                                                                    ------------       ----

AIR FREIGHT & LOGISTICS
C.H. Robinson Worldwide, Inc.                           372         $     19,158       0.02%
CNF, Inc.                                             1,345         $     63,094       0.07%
FedEx Corp.                                           5,230         $    500,251       0.53%
J.B. Hunt Transport Services, Inc.                    1,763         $     77,784       0.08%
Ryder System, Inc.                                    1,686         $     76,798       0.08%
United Parcel Service, Inc. Class B                   2,013         $    150,332       0.16%
                                                                    ------------       ----
TOTAL AIR FREIGHT & LOGISTICS                                       $    887,417       0.94%
                                                                    ------------       ----

AIRLINES
Alaska Air Group, Inc. (a)                              690         $     20,555       0.02%
                                                                    ------------       ----
TOTAL AIRLINES                                                      $     20,555       0.02%
                                                                    ------------       ----

AUTO COMPONENTS
BorgWarner, Inc.                                      1,212         $     65,072       0.07%
Dana Corp.                                            2,368         $     37,581       0.04%
Delphi Corp.                                          6,927         $     52,576       0.05%
Goodyear Tire & Rubber Co. (The) (a)                  1,512         $     23,345       0.02%
Johnson Controls, Inc.                                1,378         $     81,522       0.09%
Lear Corp.                                              292         $     15,768       0.02%

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE    % NET ASSETS
Visteon Corp.                                         3,421         $     25,384       0.03%
                                                                    ------------       ----
TOTAL AUTO COMPONENTS                                               $    301,248       0.32%
                                                                    ------------       ----

AUTOMOBILES
Ford Motor Co.                                       47,666         $    627,762       0.67%
General Motors Corp.                                  8,308         $    305,818       0.32%
                                                                    ------------       ----
TOTAL AUTOMOBILES                                                   $    933,580       0.99%
                                                                    ------------       ----

BEVERAGES
Adolph Coors Co. Class B (a)                            981         $     73,183       0.08%
Coca-Cola Co. (The)                                   6,113         $    253,629       0.27%
Coca-Cola Enterprises, Inc.                           8,561         $    187,915       0.20%
Constellation Brands, Inc. Class A (a)                  885         $     45,949       0.05%
Pepsi Bottling Group, Inc. (The)                      6,591         $    180,263       0.19%
PepsiAmericas, Inc.                                   1,805         $     38,356       0.04%
PepsiCo, Inc.                                         2,654         $    142,519       0.15%
                                                                    ------------       ----
TOTAL BEVERAGES                                                     $    921,814       0.98%
                                                                    ------------       ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                      12,685         $    789,514       0.84%
Biogen Idec, Inc. (a)                                 4,438         $    288,293       0.30%
Cephalon, Inc. (a)                                      582         $     28,635       0.03%
Gilead Sciences, Inc. (a)                             1,924         $     63,684       0.07%
Vertex Pharmaceuticals, Inc. (a)                        341         $      3,468       0.00%(b)
                                                                    ------------       ----
TOTAL BIOTECHNOLOGY                                                 $  1,173,594       1.24%
                                                                    ------------       ----

BUILDING PRODUCTS
Masco Corp.                                          11,414         $    420,036       0.44%
                                                                    ------------       ----
TOTAL BUILDING PRODUCTS                                             $    420,036       0.44%
                                                                    ------------       ----

CAPITAL MARKETS
A.G. Edwards, Inc.                                      928         $     39,588       0.04%
Bank of New York Co., Inc. (The)                     20,280         $    602,518       0.64%
Bear Stearns Cos., Inc. (The)                           894         $     90,348       0.10%
E*TRADE Financial Corp. (a)                           9,753         $    134,104       0.14%
Eaton Vance Corp.                                     1,742         $     43,602       0.05%
Franklin Resources, Inc.                              2,156         $    146,306       0.15%
Janus Capital Group, Inc.                             6,215         $     92,169       0.10%
Legg Mason, Inc.                                      2,312         $    178,555       0.19%
Merrill Lynch & Co., Inc.                             6,436         $    386,611       0.41%

                                  SHARES / PRINCIPAL
                                        AMOUNT           MARKET VALUE            % NET ASSETS
Raymond James Financial, Inc.             656            $     20,447                 0.02%
SEI Investments Co.                       888            $     33,176                 0.03%
T. Rowe Price Group, Inc.                 560            $     33,516                 0.04%
                                                         ------------                 ----
TOTAL CAPITAL MARKETS                                    $  1,800,940                 1.91%
                                                         ------------                 ----

CHEMICALS
Albemarle Corp.                           177            $      6,214                 0.01%
Cabot Corp.                               274            $      9,590                 0.01%
Crompton Corp.                          2,009            $     23,404                 0.03%
Cytec Industries, Inc.                    177            $      9,027                 0.01%
Dow Chemical Co. (The)                 18,038            $    896,489                 0.95%
E.I. du Pont de Nemours & Co.          10,327            $    491,152                 0.52%
Eastman Chemical Co.                    1,982            $    107,325                 0.11%
FMC Corp. (a)                             486            $     22,934                 0.02%
Lyondell Chemical Co.                   3,632            $    106,853                 0.11%
Monsanto Co.                            6,843            $    370,412                 0.39%
PPG Industries, Inc.                    2,083            $    143,269                 0.15%
Praxair, Inc.                           1,423            $     61,402                 0.07%
                                                         ------------                 ----
TOTAL CHEMICALS                                          $  2,248,071                 2.38%
                                                         ------------                 ----

COMMERCIAL BANKS
Bank of America Corp.                  28,608            $  1,326,554                 1.41%
BB&T Corp.                             10,399            $    410,448                 0.44%
Comerica, Inc.                            732            $     42,354                 0.04%
Compass Bancshares, Inc.                  528            $     24,726                 0.03%
Fifth Third Bancorp                     8,256            $    383,656                 0.41%
First Horizon National Corp.              913            $     38,866                 0.04%
Hibernia Corp. Class A                  3,384            $     89,067                 0.09%
Huntington Bancshares, Inc.               972            $     22,327                 0.02%
National City Corp.                    17,313            $    615,477                 0.65%
Regions Financial Corp.                 1,820            $     58,240                 0.06%
SunTrust Banks, Inc.                    4,347            $    313,071                 0.33%
TCF Financial Corp.                       619            $     17,400                 0.02%
U.S. Bancorp                           16,878            $    507,184                 0.54%
Unizan Financial Corp.                  2,701            $     65,958                 0.07%
Wachovia Corp.                          1,043            $     57,208                 0.06%
Wells Fargo & Co.                      13,610            $    834,293                 0.88%
Wilmington Trust Corp.                    597            $     20,758                 0.02%
                                                         ------------                 ----
TOTAL COMMERCIAL BANKS                                   $  4,827,587                 5.11%
                                                         ------------                 ----

                                           SHARES / PRINCIPAL
                                                 AMOUNT        MARKET VALUE           % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc.(a)                 6,967         $     57,896               0.06%
Brink's Co. (The)                                1,515         $     53,645               0.06%
Cendant Corp.                                   27,880         $    656,574               0.69%
H&R Block, Inc.                                    352         $     17,005               0.02%
Korn/Ferry International (a)                       167         $      3,295               0.00%(b)
Pitney Bowes, Inc.                               1,006         $     45,008               0.05%
Sotheby's Holdings, Inc. Class A (a)               276         $      4,951               0.00%(b)
United Rentals, Inc. (a)                         2,033         $     34,581               0.04%
Waste Management, Inc.                           4,578         $    132,762               0.14%
                                                               ------------               ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                           $  1,005,717               1.06%
                                                               ------------               ----

COMMUNICATIONS EQUIPMENT
Cisco Systems, Inc. (a)                         74,193         $  1,338,442               1.42%
CommScope, Inc. (a)                                696         $     10,461               0.01%
Comverse Technology, Inc. (a)                      987         $     22,060               0.02%
Corning, Inc. (a)                                6,613         $     72,347               0.08%
Harris Corp.                                     1,400         $     90,678               0.10%
Lucent Technologies, Inc. (a)                   15,512         $     50,569               0.05%
Motorola, Inc.                                  54,196         $    853,046               0.90%
QLogic Corp. (a)                                   400         $     15,312               0.02%
QUALCOMM, Inc.                                  14,965         $    557,297               0.59%
Tellabs, Inc. (a)                                3,042         $     21,659               0.02%
                                                               ------------               ----
TOTAL COMMUNICATIONS EQUIPMENT                                 $  3,031,871               3.21%
                                                               ------------               ----

COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                         8,504         $    653,957               0.69%
Dell, Inc. (a)                                   5,537         $    231,226               0.25%
EMC Corp. (a)                                    6,029         $     78,980               0.08%
Hewlett-Packard Co.                             21,720         $    425,494               0.45%
International Business Machines Corp.           20,450         $  1,910,440               2.02%
NCR Corp. (a)                                    3,342         $    114,229               0.12%
Network Appliance, Inc. (a)                      2,107         $     67,087               0.07%
Storage Technology Corp. (a)                     2,865         $     90,219               0.10%
Sun Microsystems, Inc. (a)                      65,626         $    286,128               0.30%
                                                               ------------               ----
TOTAL COMPUTERS & PERIPHERALS                                  $  3,857,760               4.08%
                                                               ------------               ----

CONSTRUCTION & ENGINEERING
Granite Construction, Inc.                         179         $      4,457               0.00%(b)

                                           SHARES / PRINCIPAL
                                                 AMOUNT          MARKET VALUE             % NET ASSETS
Quanta Services, Inc. (a)                        1,031            $      7,712                 0.01%
                                                                  ------------                 ----
TOTAL CONSTRUCTION & ENGINEERING                                  $     12,169                 0.01%
                                                                  ------------                 ----

CONSTRUCTION MATERIALS
Martin Marietta Materials, Inc.                    438            $     23,660                 0.02%
Vulcan Materials Co.                             1,332            $     75,231                 0.08%
                                                                  ------------                 ----
TOTAL CONSTRUCTION MATERIALS                                      $     98,891                 0.10%
                                                                  ------------                 ----

CONSUMER FINANCE
American Express Co.                             3,588            $    191,420                 0.20%
AmeriCredit Corp. (a)                            3,207            $     78,733                 0.08%
Capital One Financial Corp.                      6,282            $    491,754                 0.52%
MBNA Corp.                                      10,901            $    289,749                 0.31%
Providian Financial Corp. (a)                    7,594            $    126,668                 0.14%
                                                                  ------------                 ----
TOTAL CONSUMER FINANCE                                            $  1,178,324                 1.25%
                                                                  ------------                 ----

CONTAINERS & PACKAGING
Ball Corp.                                       2,945            $    125,811                 0.13%
Longview Fibre Co.                               1,129            $     17,533                 0.02%
Pactiv Corp. (a)                                 1,317            $     29,250                 0.03%
Sealed Air Corp. (a)                             1,110            $     56,942                 0.06%
Temple-Inland, Inc.                                720            $     45,792                 0.05%
                                                                  ------------                 ----
TOTAL CONTAINERS & PACKAGING                                      $    275,328                 0.29%
                                                                  ------------                 ----

DISTRIBUTORS
Genuine Parts Co.                                  766            $     32,425                 0.03%
                                                                  ------------                 ----
TOTAL DISTRIBUTORS                                                $     32,425                 0.03%
                                                                  ------------                 ----

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                  1,844            $     74,442                 0.08%
Citigroup, Inc.                                 30,870            $  1,514,174                 1.60%
GATX Corp.                                       1,317            $     39,220                 0.04%
JPMorgan Chase & Co.                            16,292            $    608,180                 0.65%
Moody's Corp.                                      638            $     53,452                 0.06%
Principal Financial Group, Inc.                  5,384            $    218,482                 0.23%
                                                                  ------------                 ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                              $  2,507,950                 2.66%
                                                                  ------------                 ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                     1,747            $     96,154                 0.10%
AT&T Corp.                                      20,714            $    397,500                 0.42%

                                                 SHARES / PRINCIPAL
                                                       AMOUNT           MARKET VALUE             % NET ASSETS
BellSouth Corp.                                        7,433            $    195,042                 0.21%
CenturyTel, Inc.                                       1,810            $     59,006                 0.06%
Cincinnati Bell, Inc. (a)                              3,189            $     13,554                 0.02%
Citizens Communications Co.                            7,070            $     95,374                 0.10%
Qwest Communications International, Inc. (a)          40,826            $    171,469                 0.18%
SBC Communications, Inc.                              45,266            $  1,075,521                 1.14%
Verizon Communications, Inc.                          36,316            $  1,292,486                 1.37%
                                                                        ------------                 ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                            $  3,396,106                 3.60%
                                                                        ------------                 ----

ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                             3,460            $     66,916                 0.07%
Alliant Energy Corp.                                   1,002            $     27,555                 0.03%
American Electric Power Co., Inc.                      8,520            $    300,330                 0.32%
CenterPoint Energy, Inc.                               4,027            $     45,304                 0.05%
DPL, Inc.                                              1,633            $     42,442                 0.04%
DTE Energy Co.                                           764            $     33,471                 0.04%
Duquesne Light Holdings, Inc.                            670            $     12,435                 0.01%
Edison International                                   8,415            $    273,235                 0.29%
Entergy Corp.                                            964            $     67,017                 0.07%
FirstEnergy Corp.                                      1,016            $     40,396                 0.04%
FPL Group, Inc.                                        1,610            $    123,390                 0.13%
IDACORP, Inc.                                          1,010            $     30,594                 0.03%
Northeast Utilities                                    3,385            $     63,300                 0.07%
OGE Energy Corp.                                         380            $      9,937                 0.01%
Pinnacle West Capital Corp.                            2,383            $     99,372                 0.11%
PNM Resources, Inc.                                    1,071            $     27,021                 0.03%
PPL Corp.                                              1,597            $     86,238                 0.09%
Progress Energy, Inc.                                  1,563            $     69,163                 0.07%
Public Service Enterprise Group, Inc.                 14,807            $    781,069                 0.83%
TECO Energy, Inc.                                        863            $     13,817                 0.01%
TXU Corp.                                              7,056            $    488,274                 0.52%
Xcel Energy, Inc.                                      5,187            $     94,352                 0.10%
                                                                        ------------                 ----
TOTAL ELECTRIC UTILITIES                                                $  2,795,628                 2.96%
                                                                        ------------                 ----

ELECTRICAL EQUIPMENT
Cooper Industries, Ltd. Class A                          405            $     28,148                 0.03%
Emerson Electric Co.                                   5,530            $    371,837                 0.39%
Hubbell, Inc. Class A                                    284            $     13,075                 0.02%
Rockwell Automation, Inc.                              4,014            $    227,392                 0.24%

                                             SHARES / PRINCIPAL
                                                   AMOUNT           MARKET VALUE             % NET ASSETS
Thomas & Betts Corp. (a)                           1,296            $     37,856                 0.04%
                                                                    ------------                 ----
TOTAL ELECTRICAL EQUIPMENT                                          $    678,308                 0.72%
                                                                    ------------                 ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
PerkinElmer, Inc.                                  3,350            $     77,017                 0.08%
Tech Data Corp. (a)                                  491            $     20,636                 0.02%
Tektronix, Inc.                                       96            $      2,767                 0.00%(b)
Thermo Electron Corp. (a)                          1,867            $     55,898                 0.06%
Varian, Inc. (a)                                     293            $     11,700                 0.01%
Vishay Intertechnology, Inc. (a)                   2,804            $     36,649                 0.04%
Waters Corp. (a)                                     519            $     25,473                 0.03%
                                                                    ------------                 ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                            $    230,140                 0.24%
                                                                    ------------                 ----
ENERGY EQUIPMENT & SERVICES
Grant Prideco, Inc. (a)                              521            $     10,212                 0.01%
Halliburton Co.                                    5,757            $    236,786                 0.25%
Helmerich & Payne, Inc.                              218            $      8,262                 0.01%
Transocean, Inc. (a)                               2,863            $    125,972                 0.13%
                                                                    ------------                 ----
TOTAL ENERGY EQUIPMENT & SERVICES                                   $    381,232                 0.40%
                                                                    ------------                 ----

FOOD & STAPLES RETAILING
Albertson's, Inc.                                  6,418            $    146,844                 0.16%
BJ's Wholesale Club, Inc. (a)                        918            $     26,264                 0.03%
Costco Wholesale Corp.                             8,674            $    410,020                 0.43%
Kroger Co. (The) (a)                              19,188            $    328,114                 0.35%
Ruddick Corp.                                        202            $      4,262                 0.00%(b)
Safeway, Inc. (a)                                 11,585            $    218,377                 0.23%
SUPERVALU, Inc.                                    3,531            $    111,615                 0.12%
Wal-Mart Stores, Inc.                             24,724            $  1,295,538                 1.37%
                                                                    ------------                 ----
TOTAL FOOD & STAPLES RETAILING                                      $  2,541,034                 2.69%
                                                                    ------------                 ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                         5,432            $    131,454                 0.14%
ConAgra Foods, Inc.                                2,204            $     65,018                 0.07%
Hershey Foods Corp.                                1,067            $     62,409                 0.06%
Sara Lee Corp.                                    17,113            $    401,813                 0.43%
Sensient Technologies Corp.                          410            $      9,327                 0.01%
Tyson Foods, Inc. Class A                          7,663            $    131,573                 0.14%
                                                                    ------------                 ----
TOTAL FOOD PRODUCTS                                                 $    801,594                 0.85%
                                                                    ------------                 ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT           MARKET VALUE            % NET ASSETS
GAS UTILITIES
KeySpan Corp.                                        3,502           $    138,224                 0.15%
Nicor, Inc.                                          1,210           $     44,673                 0.05%
NiSource, Inc.                                       4,313           $     98,767                 0.10%
Peoples Energy Corp.                                   161           $      6,896                 0.01%
Sempra Energy                                        1,914           $     71,239                 0.07%
WGL Holdings, Inc.                                     642           $     19,491                 0.02%
                                                                     ------------                 ----
Total Gas Utilities                                                  $    379,290                 0.40%
                                                                     ------------                 ----

HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp.-Applied Biosystems Group               3,113           $     62,416                 0.07%
Bausch & Lomb, Inc.                                    764           $     55,688                 0.06%
Baxter International, Inc.                             763           $     25,758                 0.03%
Becton, Dickinson & Co.                              5,425           $    307,325                 0.33%
Biomet, Inc.                                           529           $     22,472                 0.02%
C.R. Bard, Inc.                                        673           $     45,629                 0.05%
Cytyc Corp. (a)                                        473           $     11,849                 0.01%
DENTSPLY International, Inc.                         1,400           $     78,497                 0.08%
Edwards Lifesciences Corp. (a)                         257           $     10,460                 0.01%
Fisher Scientific International, Inc. (a)              197           $     12,441                 0.01%
STERIS Corp. (a)                                       318           $      7,543                 0.01%
Varian Medical Systems, Inc. (a)                       581           $     21,921                 0.02%
                                                                     ------------                 ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                               $    661,999                 0.70%
                                                                     ------------                 ----
HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                          3,944           $    501,085                 0.53%
AmerisourceBergen Corp.                              2,870           $    167,265                 0.18%
Apria Healthcare Group, Inc. (a)                       607           $     19,909                 0.02%
Cardinal Health, Inc.                                9,275           $    522,368                 0.55%
Caremark Rx, Inc. (a)                                6,702           $    262,049                 0.28%
CIGNA Corp.                                          3,530           $    283,283                 0.30%
Covance, Inc. (a)                                      818           $     34,765                 0.04%
Coventry Health Care, Inc. (a)                         535           $     30,466                 0.03%
HCA, Inc.                                            7,553           $    336,260                 0.36%
Humana, Inc. (a)                                     1,385           $     47,463                 0.05%
Laboratory Corp. of America Holdings (a)               187           $      8,948                 0.01%
Lincare Holdings, Inc. (a)                           2,502           $    103,833                 0.11%
Manor Care, Inc.                                       755           $     26,085                 0.03%
McKesson Corp.                                       9,200           $    317,307                 0.34%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT         MARKET VALUE        % NET ASSETS
PacifiCare Health Systems, Inc. (a)                    1,398           $     86,019             0.09%
Tenet Healthcare Corp. (a)                             7,944           $     78,883             0.08%
Triad Hospitals, Inc. (a)                              1,665           $     67,749             0.07%
UnitedHealth Group, Inc.                               9,729           $    864,908             0.92%
Universal Health Services, Inc. Class B                  252           $     10,846             0.01%
WellPoint, Inc. (a)                                      584           $     70,956             0.07%
                                                                       ------------             ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                 $  3,840,447             4.07%
                                                                       ------------             ----

HOTELS, RESTAURANTS & LEISURE
Brinker International, Inc. (a)                        1,202           $     45,207             0.05%
Caesars Entertainment, Inc. (a)                        8,116           $    156,883             0.17%
Carnival Corp.                                         4,144           $    238,695             0.25%
CBRL Group, Inc.                                         210           $      8,633             0.01%
Darden Restaurants, Inc.                               2,088           $     61,721             0.06%
GTECH Holdings Corp.                                     503           $     11,760             0.01%
Harrah's Entertainment, Inc.                             975           $     61,659             0.07%
Hilton Hotels Corp.                                    5,333           $    118,659             0.13%
International Game Technology                            588           $     18,404             0.02%
Krispy Kreme Doughnuts, Inc. (a)                         256           $      2,248             0.00% (b)
Mandalay Resort Group                                  1,586           $    111,973             0.12%
Marriott International, Inc. Class A                   1,980           $    125,097             0.13%
McDonald's Corp.                                      22,810           $    738,815             0.78%
Six Flags, Inc. (a)                                    1,257           $      5,380             0.01%
Starbucks Corp. (a)                                    5,136           $    277,344             0.29%
Starwood Hotels & Resorts Worldwide, Inc. (a)          4,509           $    261,026             0.28%
Yum! Brands, Inc.                                      1,279           $     59,282             0.06%
                                                                       ------------             ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                    $  2,302,786             2.44%
                                                                       ------------             ----

HOUSEHOLD DURABLES
American Greetings Corp. Class A                       1,802           $     43,501             0.05%
Black & Decker Corp. (The)                             2,092           $    172,380             0.18%
Furniture Brands International, Inc.                   1,170           $     27,729             0.03%
Harman International Industries, Inc.                  1,446           $    175,906             0.19%
Leggett & Platt, Inc.                                    820           $     23,370             0.03%
Maytag Corp.                                           2,068           $     32,488             0.03%
Newell Rubbermaid, Inc.                                7,110           $    153,008             0.16%
Stanley Works (The)                                      713           $     33,910             0.04%
Whirlpool Corp.                                        1,722           $    117,544             0.12%
                                                                       ------------             ----
TOTAL HOUSEHOLD DURABLES                                               $    779,836             0.83%
                                                                       ------------             ----

                                                  SHARES / PRINCIPAL
                                                        AMOUNT           MARKET VALUE            % NET ASSETS
HOUSEHOLD PRODUCTS
Clorox Co. (The)                                          654            $     38,861                 0.04%
Energizer Holdings, Inc. (a)                            1,353            $     76,594                 0.08%
Kimberly-Clark Corp.                                    3,661            $    239,832                 0.26%
Procter & Gamble Co. (The)                              8,719            $    464,112                 0.49%
                                                                         ------------                 ----
TOTAL HOUSEHOLD PRODUCTS                                                 $    819,399                 0.87%
                                                                         ------------                 ----

INDUSTRIAL CONGLOMERATES
3M Co.                                                  1,046            $     88,241                 0.09%
General Electric Co.                                   79,996            $  2,890,254                 3.06%
Textron, Inc.                                           3,591            $    258,480                 0.27%
Tyco International Ltd.                                15,839            $    572,422                 0.61%
                                                                         ------------                 ----
TOTAL INDUSTRIAL CONGLOMERATES                                           $  3,809,397                 4.03%
                                                                         ------------                 ----

INSURANCE
ACE, Ltd.                                               7,395            $    320,943                 0.34%
AFLAC, Inc.                                            13,230            $    522,717                 0.56%
Ambac Financial Group, Inc.                                98            $      7,534                 0.01%
American Financial Group, Inc.                            322            $      9,914                 0.01%
American International Group, Inc.                     29,510            $  1,956,217                 2.07%
AmerUs Group Co.                                          859            $     38,285                 0.04%
Aon Corp.                                               5,462            $    124,205                 0.13%
Arthur J. Gallagher & Co.                                 421            $     12,483                 0.01%
Chubb Corp. (The)                                       4,972            $    370,315                 0.39%
Everest Re Group Ltd.                                   1,461            $    126,960                 0.13%
First American Corp.                                    1,174            $     43,414                 0.05%
Hartford Financial Services Group, Inc. (The)           5,728            $    385,436                 0.41%
HCC Insurance Holdings, Inc.                            1,707            $     56,109                 0.06%
Horace Mann Educators Corp.                               738            $     13,594                 0.01%
Lincoln National Corp.                                    777            $     35,851                 0.04%
Loews Corp.                                             2,541            $    172,788                 0.18%
Marsh & McLennan Cos., Inc.                             7,041            $    228,832                 0.24%
MetLife, Inc.                                          19,396            $    770,992                 0.82%
Ohio Casualty Corp. (a)                                 1,342            $     30,852                 0.03%
Old Republic International Corp.                        1,557            $     36,123                 0.04%
Progressive Corp. (The)                                 2,771            $    231,794                 0.25%
Protective Life Corp.                                   1,806            $     74,334                 0.08%
Prudential Financial, Inc.                              9,113            $    491,283                 0.52%
SAFECO Corp.                                            3,225            $    149,317                 0.16%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE            % NET ASSETS
St. Paul Travelers Cos., Inc. (The)                       14,502            $    544,406                 0.58%
StanCorp Financial Group, Inc.                               251            $     21,335                 0.02%
UnumProvident Corp.                                        7,750            $    133,067                 0.14%
W. R. Berkley Corp.                                        1,470            $     70,119                 0.07%
XL Capital Ltd. Class A                                    3,002            $    224,489                 0.24%
                                                                            ------------                 ----
Total Insurance                                                             $  7,203,708                 7.63%
                                                                            ------------                 ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                             1,183            $     96,414                 0.10%
                                                                            ------------                 ----
TOTAL INTERNET & CATALOG RETAIL                                             $     96,414                 0.10%
                                                                            ------------                 ----

IT SERVICES
Acxiom Corp.                                               2,266            $     52,299                 0.06%
Alliance Data Systems Corp. (a)                              701            $     30,437                 0.03%
CheckFree Corp. (a)                                        1,127            $     43,953                 0.05%
Cognizant Technology Solutions Corp. Class A (a)             571            $     21,641                 0.02%
Computer Sciences Corp. (a)                                4,102            $    211,335                 0.22%
CSG Systems International, Inc. (a)                          472            $      8,553                 0.01%
Electronic Data Systems Corp.                             12,008            $    257,212                 0.27%
First Data Corp.                                             379            $     15,440                 0.02%
Sabre Holdings Corp. Class A                               1,219            $     25,721                 0.03%
Unisys Corp. (a)                                           7,163            $     56,230                 0.06%
                                                                            ------------                 ----
TOTAL IT SERVICES                                                           $    722,821                 0.77%
                                                                            ------------                 ----
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                              822            $     37,911                 0.04%
Eastman Kodak Co.                                          6,501            $    215,118                 0.23%
Hasbro, Inc.                                               3,441            $     67,444                 0.07%
                                                                            ------------                 ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                          $    320,473                 0.34%
                                                                            ------------                 ----

MACHINERY
Cummins, Inc.                                              1,155            $     89,711                 0.09%
Deere & Co.                                                1,087            $     75,471                 0.08%
Eaton Corp.                                                  221            $     15,026                 0.02%
Flowserve Corp. (a)                                          475            $     11,851                 0.01%
Graco, Inc.                                                1,520            $     54,188                 0.06%
Harsco Corp.                                                  88            $      4,804                 0.00%(b)
Nordson Corp.                                                159            $      5,983                 0.01%
PACCAR, Inc.                                               3,823            $    270,133                 0.29%
Parker-Hannifin Corp.                                      1,556            $    101,389                 0.11%

                                            SHARES / PRINCIPAL
                                                  AMOUNT           MARKET VALUE             % NET ASSETS
Pentair, Inc.                                         1,758        $     77,914                 0.08%
SPX Corp.                                               991        $     41,523                 0.04%
Tecumseh Products Co. Class A                           487        $     19,786                 0.02%
                                                                   ------------                 ----
TOTAL MACHINERY                                                    $    767,779                 0.81%
                                                                   ------------                 ----

MARINE
Alexander & Baldwin, Inc.                               368        $     16,928                 0.02%
                                                                   ------------                 ----
TOTAL MARINE                                                       $     16,928                 0.02%
                                                                   ------------                 ----

MEDIA
Catalina Marketing Corp.                              1,112        $     28,578                 0.03%
Comcast Corp. Class A (a)                               118        $      3,798                 0.00%(b)
Emmis Communications Corp. Class A (a)                  242        $      4,252                 0.01%
McGraw-Hill Cos., Inc. (The)                            749        $     67,784                 0.07%
Media General, Inc. Class A                             109        $      6,973                 0.01%
Reader's Digest Association, Inc. (The)               1,286        $     20,730                 0.02%
Scholastic Corp. (a)                                    176        $      6,028                 0.01%
Time Warner, Inc. (a)                                28,725        $    517,050                 0.55%
Viacom, Inc. Class B                                  5,179        $    193,383                 0.20%
Walt Disney Co. (The)                                29,634        $    848,420                 0.90%
                                                                   ------------                 ----
TOTAL MEDIA                                                        $  1,696,996                 1.80%
                                                                   ------------                 ----

METALS & MINING
Allegheny Technologies, Inc.                            427        $     10,248                 0.01%
Nucor Corp. (a)                                       4,128        $    231,828                 0.24%
Peabody Energy Corp.                                  1,118        $     94,751                 0.10%
Phelps Dodge Corp.                                    2,441        $    235,069                 0.25%
Steel Dynamics, Inc.                                    426        $     16,103                 0.02%
United States Steel Corp.                             2,951        $    152,862                 0.16%
                                                                   ------------                 ----
TOTAL METALS & MINING                                              $    740,861                 0.78%
                                                                   ------------                 ----

MULTILINE RETAIL
Dillard's, Inc. Class A                               2,199        $     57,701                 0.06%
Dollar Tree Stores, Inc. (a)                            481        $     13,098                 0.01%
Federated Department Stores, Inc.                     4,556        $    258,781                 0.27%
J.C. Penney Co., Inc. Holding Co.                     5,187        $    221,589                 0.23%
May Department Stores Co. (The)                       1,265        $     42,884                 0.05%
Neiman Marcus Group Inc. (The) Class A                  210        $     14,049                 0.02%
Saks, Inc. (a)                                        1,240        $     17,645                 0.02%
Sears, Roebuck & Co.                                  1,388        $     69,746                 0.07%

                                              SHARES / PRINCIPAL
                                                    AMOUNT           MARKET VALUE             % NET ASSETS
Target Corp.                                        18,170           $    922,490                 0.98%
                                                                     ------------                 ----
TOTAL MULTILINE RETAIL                                               $  1,617,983                 1.71%
                                                                     ------------                 ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                 16,815           $    236,251                 0.25%
Duke Energy Corp.                                   20,455           $    547,989                 0.58%
Dynegy, Inc. Class A (a)                             2,369           $     10,542                 0.01%
El Paso Corp.                                        8,326           $     90,504                 0.09%
National Fuel Gas Co.                                  712           $     20,079                 0.02%
ONEOK, Inc.                                          2,247           $     62,242                 0.07%
Questar Corp.                                        1,101           $     55,931                 0.06%
Sierra Pacific Resources (a)                         3,079           $     30,297                 0.03%
Williams Cos., Inc. (The)                            7,194           $    120,931                 0.13%
                                                                     ------------                 ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                            $  1,174,766                 1.24%
                                                                     ------------                 ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                     22,987           $    365,034                 0.39%
                                                                     ------------                 ----
TOTAL OFFICE ELECTRONICS                                             $    365,034                 0.39%
                                                                     ------------                 ----

OIL & GAS
Amerada Hess Corp.                                     796           $     68,973                 0.07%
Anadarko Petroleum Corp.                             5,410           $    358,197                 0.38%
Apache Corp.                                           831           $     45,223                 0.05%
Ashland, Inc.                                          616           $     37,810                 0.04%
Burlington Resources, Inc.                          10,184           $    445,143                 0.47%
ChevronTexaco Corp.                                 17,339           $    943,242                 1.00%
ConocoPhillips                                      10,462           $    970,769                 1.03%
Devon Energy Corp.                                  12,638           $    513,987                 0.54%
EOG Resources, Inc.                                  2,061           $    153,029                 0.16%
ExxonMobil Corp.                                    50,941           $  2,628,555                 2.78%
Forest Oil Corp. (a)                                   260           $      8,759                 0.01%
Kerr-McGee Corp.                                     1,314           $     81,140                 0.09%
Marathon Oil Corp.                                   8,446           $    327,115                 0.35%
Murphy Oil Corp.                                       400           $     35,712                 0.04%
Newfield Exploration Co. (a)                         1,351           $     82,682                 0.09%
Noble Energy, Inc.                                     759           $     44,910                 0.05%
Occidental Petroleum Corp.                           2,333           $    136,201                 0.14%
Overseas Shipholding Group, Inc.                       999           $     55,754                 0.06%
Plains Exploration & Production Co. (a)                993           $     28,578                 0.03%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT           MARKET VALUE            % NET ASSETS
Sunoco, Inc.                                            1,926            $    168,506                 0.18%
Valero Energy Corp.                                     6,606            $    343,710                 0.36%
XTO Energy, Inc.                                        5,033            $    180,735                 0.19%
                                                                         ------------                 ----
TOTAL OIL & GAS                                                          $  7,658,730                 8.11%
                                                                         ------------                 ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                   6,278            $    201,524                 0.21%
Louisiana-Pacific Corp.                                 2,893            $     74,061                 0.08%
MeadWestvaco Corp.                                      1,217            $     35,159                 0.04%
Potlatch Corp.                                            688            $     31,662                 0.03%
Rayonier, Inc.                                            210            $      9,345                 0.01%
Weyerhaeuser Co.                                        2,835            $    176,904                 0.19%
                                                                         ------------                 ----
TOTAL PAPER & FOREST PRODUCTS                                            $    528,655                 0.56%
                                                                         ------------                 ----

PERSONAL PRODUCTS
Avon Products, Inc.                                     6,189            $    261,299                 0.28%
Gillette Co. (The)                                     20,095            $  1,019,219                 1.08%
                                                                         ------------                 ----
TOTAL PERSONAL PRODUCTS                                                  $  1,280,518                 1.36%
                                                                         ------------                 ----

PHARMACEUTICALS
Abbott Laboratories                                        23            $      1,035                 0.00%(b)
Johnson & Johnson                                      31,626            $  2,046,202                 2.17%
King Pharmaceuticals, Inc. (a)                            803            $      8,440                 0.01%
Lilly (Eli) & Co.                                         208            $     11,282                 0.01%
Merck & Co., Inc.                                      37,740            $  1,058,607                 1.12%
Mylan Laboratories, Inc.                                1,128            $     18,759                 0.02%
Pfizer, Inc.                                           66,841            $  1,614,880                 1.71%
Sepracor, Inc. (a)                                      1,146            $     65,529                 0.07%
                                                                         ------------                 ----
TOTAL PHARMACEUTICALS                                                    $  4,824,734                 5.11%
                                                                         ------------                 ----

REAL ESTATE
Apartment Investment & Management Co. Class A           1,220            $     43,798                 0.05%
Archstone-Smith Trust                                     842            $     28,881                 0.03%
Equity Office Properties Trust                          1,728            $     48,349                 0.05%
Equity Residential                                      2,421            $     76,358                 0.08%
Simon Property Group, Inc.                              1,899            $    112,610                 0.12%
Weingarten Realty Investors                               384            $     13,728                 0.01%
                                                                         ------------                 ----
TOTAL REAL ESTATE                                                        $    323,724                 0.34%
                                                                         ------------                 ----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT           MARKET VALUE            % NET ASSETS
ROAD & RAIL
Burlington Northern Santa Fe Corp.                        8,155            $    392,909                 0.42%
CSX Corp.                                                 1,859            $     74,304                 0.08%
Norfolk Southern Corp.                                   10,225            $    357,057                 0.38%
Swift Transportation Co., Inc. (a)                          991            $     22,099                 0.02%
Union Pacific Corp.                                       2,245            $    133,802                 0.14%
Werner Enterprises, Inc.                                    687            $     14,648                 0.01%
                                                                           ------------                 ----
TOTAL ROAD & RAIL                                                          $    994,819                 1.05%
                                                                           ------------                 ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                         10,118            $    159,865                 0.17%
Altera Corp. (a)                                          3,218            $     61,785                 0.06%
Atmel Corp. (a)                                           9,330            $     28,551                 0.03%
Cabot Microelectronics Corp. (a)                            421            $     12,811                 0.01%
Cree, Inc. (a)                                            1,600            $     38,449                 0.04%
Cypress Semiconductor Corp. (a)                           1,672            $     19,062                 0.02%
Fairchild Semiconductor International, Inc. (a)             516            $      7,363                 0.01%
Freescale Semiconductor, Inc. Class B (a)                 7,231            $    126,327                 0.13%
Integrated Device Technology, Inc. (a)                      454            $      5,330                 0.01%
Intel Corp.                                              35,162            $    789,386                 0.84%
Lam Research Corp. (a)                                    2,797            $     74,847                 0.08%
Linear Technology Corp.                                     953            $     35,967                 0.04%
Maxim Integrated Products, Inc.                           2,212            $     86,290                 0.09%
Micron Technology, Inc. (a)                               6,116            $     63,668                 0.07%
National Semiconductor Corp.                              1,603            $     27,138                 0.03%
Texas Instruments, Inc.                                  14,470            $    335,849                 0.35%
                                                                           ------------                 ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                             $  1,872,688                 1.98%
                                                                           ------------                 ----

SOFTWARE
Adobe Systems, Inc.                                       1,859            $    105,778                 0.11%
Autodesk, Inc.                                            5,938            $    174,399                 0.18%
BMC Software, Inc. (a)                                    5,796            $     97,546                 0.10%
Citrix Systems, Inc. (a)                                  3,701            $     79,387                 0.08%
Computer Associates International, Inc.                   2,509            $     68,220                 0.07%
Compuware Corp. (a)                                       3,418            $     23,584                 0.02%
Electronic Arts, Inc. (a)                                 1,298            $     83,513                 0.09%
Intuit, Inc. (a)                                          1,629            $     63,531                 0.07%
Macromedia, Inc. (a)                                      1,948            $     66,699                 0.07%
Macrovision Corp. (a)                                       644            $     15,025                 0.02%
McAfee, Inc. (a)                                          2,053            $     53,069                 0.06%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT           MARKET VALUE            % NET ASSETS
Microsoft Corp.                                            70,350           $  1,848,797                 1.96%
Parametric Technology Corp. (a)                             2,358           $     13,441                 0.01%
Reynolds & Reynolds Co. (The) Class A                         873           $     23,807                 0.03%
Synopsys, Inc. (a)                                          5,437           $     92,429                 0.10%
Transaction Systems Architects, Inc. Class A (a)              337           $      7,158                 0.01%
VERITAS Software Corp. (a)                                 11,646           $    299,536                 0.32%
                                                                            ------------                 ----
TOTAL SOFTWARE                                                              $  3,115,919                 3.30%
                                                                            ------------                 ----

SPECIALTY RETAIL
Abercrombie & Fitch Co. Class A                             2,441           $    122,343                 0.13%
American Eagle Outfitters, Inc.                             1,569           $     79,706                 0.08%
AutoZone, Inc. (a)                                            714           $     63,724                 0.07%
Barnes & Noble, Inc. (a)                                    1,505           $     49,213                 0.05%
Borders Group, Inc.                                         1,027           $     26,959                 0.03%
Circuit City Stores, Inc.                                   5,663           $     81,094                 0.09%
Claire's Stores, Inc.                                         434           $      8,954                 0.01%
Gap, Inc. (The)                                            11,621           $    255,778                 0.27%
Home Depot, Inc. (The)                                      8,972           $    370,185                 0.39%
Limited Brands, Inc.                                        7,327           $    173,650                 0.18%
Michaels Stores, Inc.                                       3,527           $    108,455                 0.12%
Office Depot, Inc. (a)                                      3,836           $     66,325                 0.07%
Payless ShoeSource, Inc. (a)                                1,826           $     21,565                 0.02%
RadioShack Corp.                                              699           $     23,151                 0.02%
Rent-A-Center, Inc. (a)                                       323           $      7,910                 0.01%
Sherwin-Williams Co. (The)                                  1,246           $     53,828                 0.06%
Toys "R" Us, Inc. (a)                                       5,609           $    120,312                 0.13%
                                                                            ------------                 ----
TOTAL SPECIALTY RETAIL                                                      $  1,633,152                 1.73%
                                                                            ------------                 ----

THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                12,287           $    454,619                 0.48%
Fannie Mae                                                 16,658           $  1,075,773                 1.14%
Freddie Mac                                                14,516           $    947,750                 1.00%
Independence Community Bank Corp.                             222           $      8,725                 0.01%
Washington Mutual, Inc.                                    10,676           $    430,777                 0.46%
Webster Financial Corp.                                       694           $     31,126                 0.03%
                                                                            ------------                 ----
TOTAL THRIFTS & MORTGAGE FINANCE                                            $  2,948,770                 3.12%
                                                                            ------------                 ----

TOBACCO
Altria Group, Inc.                                         16,093           $  1,027,216                 1.09%

                                                   SHARES / PRINCIPAL
                                                         AMOUNT             MARKET VALUE              % NET ASSETS
Reynolds American, Inc.                                  2,572              $    206,840                   0.22%
UST, Inc.                                                2,175              $    110,185                   0.11%
                                                                            ------------                 ------
TOTAL TOBACCO                                                               $  1,344,241                   1.42%
                                                                            ------------                 ------

TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                      391              $     23,933                   0.03%
                                                                            ------------                 ------
TOTAL TRADING COMPANIES & DISTRIBUTORS                                      $     23,933                   0.03%
                                                                            ------------                 ------

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc. Class A (a)                 41,358              $  1,186,561                   1.26%
Telephone & Data Systems, Inc. (a)                       1,498              $    123,316                   0.13%
                                                                            ------------                 ------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                   $  1,309,877                   1.39%
                                                                            ------------                 ------
TOTAL COMMON STOCK                                                          $ 93,543,675                  99.03%
                                                                            ------------                 ------

INVESTMENT COMPANIES
CAPITAL MARKETS
DIAMONDS Trust Series I (c)                             10,783              $  1,129,951                   1.20%
                                                                            ------------                 ------
TOTAL CAPITAL MARKETS                                                       $  1,129,951                   1.20%
                                                                            ------------                 ------
TOTAL INVESTMENT COMPANIES                                                  $  1,129,951                   1.20%
                                                                            ------------                 ------

WARRANTS
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc. (a)                            4,044              $      4,711                   0.00%(b)
                                                                            ------------                 ------
TOTAL COMMUNICATIONS EQUIPMENT                                              $      4,711                   0.00%(b)
                                                                            ------------                 ------
TOTAL WARRANTS                                                              $      4,711                   0.00%(b)
                                                                            ------------                 ------
TOTAL INVESTMENTS
                                                                            ------------                 ------
(Cost $90,236,850) (d)                                                      $ 94,678,337(e)              100.23%
                                                                            ------------                 ------

Liabilities in Excess of Cash and Other Assets
NET ASSETS                                                                 ($    216,181)                 -0.23%
                                                                            ------------                 ------
                                                                            $ 94,462,156                 100.00%
                                                                            ============                 ======

(a) Non-income producing security.

(b) Less than one tenth of a percent.

(c) Exchange Traded Fund--represents a basket of securities that are traded on an exchange.

(d) The cost for federal income tax purposes is $90,630,231.

(e) At October 31, 2004, net unrealized appreciation was $4,048,106, based on cost for federal income tax purposed. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $7,732,269 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $3,684,163.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                  SHARES / PRINCIPAL
                                                        AMOUNT           MARKET VALUE            % NET ASSETS
MAINSTAY CONVERTIBLE FUND
COMMON STOCK
CAPITAL MARKETS
Bank of New York Co., Inc. (The)                       139,600           $  4,147,516                 0.74%
                                                                         ------------                 ----
TOTAL CAPITAL MARKETS                                                    $  4,147,516                 0.74%
                                                                         ------------                 ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                         87,670           $  4,300,214                 0.77%
                                                                         ------------                 ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                     $  4,300,214                 0.77%
                                                                         ------------                 ----

ENERGY EQUIPMENT & SERVICES
Cooper Cameron Corp. (a)(e)                             65,700           $  3,706,137                 0.66%
Diamond Offshore Drilling, Inc. (e)                     27,700           $  1,212,429                 0.22%
Grant Prideco, Inc. (a)                                 94,000           $  1,842,400                 0.33%
Input/Output, Inc. (a)(e)                              171,900           $  1,082,970                 0.19%
Rowan Cos., Inc. (a)                                   182,100           $  5,127,936                 0.92%
Tidewater, Inc.                                        114,200           $  4,426,392                 0.79%
Transocean, Inc. (a)                                   152,800           $  6,723,200                 1.20%
                                                                         ------------                 ----
TOTAL ENERGY EQUIPMENT & SERVICES                                        $ 24,121,464                 4.31%
                                                                         ------------                 ----

HOTELS, RESTAURANTS & LEISURE
FHC Delaware, Inc. (a)(i)                               54,216           $        542                 0.00%(b)
                                                                         ------------                 ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                      $        542                 0.00%(b)
                                                                         ------------                 ----
MEDIA
Time Warner, Inc. (a)                                   58,700           $  1,056,600                 0.19%
XM Satellite Radio Holdings, Inc. Class A (a)           22,200           $    708,402                 0.13%
                                                                         ------------                 ----
TOTAL MEDIA                                                              $  1,765,002                 0.32%
                                                                         ------------                 ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                    199,300           $  2,800,165                 0.50%
                                                                         ------------                 ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                $  2,800,165                 0.50%
                                                                         ------------                 ----

                                         SHARES / PRINCIPAL
                                               AMOUNT           MARKET VALUE            % NET ASSETS
PHARMACEUTICALS
Merck & Co., Inc.                                122,700        $  3,441,735                 0.62%
                                                                ------------                 ----
TOTAL PHARMACEUTICALS                                           $  3,441,735                 0.62%
                                                                ------------                 ----

SOFTWARE
Microsoft Corp.                                  130,300        $  3,424,284                 0.61%
                                                                ------------                 ----
TOTAL SOFTWARE                                                  $  3,424,284                 0.61%
                                                                ------------                 ----
TOTAL COMMON STOCK                                              $ 44,000,922                 7.87%
                                                                ------------                 ----

CONVERTIBLE BOND
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The)            $  3,775,000        $  5,549,250                 0.99%
  4.00%, due 6/15/34 (c)
                                                                ------------                 ----
TOTAL AUTO COMPONENTS                                           $  5,549,250                 0.99%
                                                                ------------                 ----

BIOTECHNOLOGY
Invitrogen Corp.                            $  6,375,000        $  6,000,469                 1.08%
  1.50%, due 2/15/24
                                                                ------------                 ----
TOTAL BIOTECHNOLOGY                                             $  6,000,469                 1.08%
                                                                ------------                 ----

CAPITAL MARKETS
Affiliated Managers Group, Inc.             $  3,650,000        $  4,179,250                 0.75%
  0.00%, due 5/7/21 (f)
Credit Suiss First Boston New York          $  6,600,000        $  6,014,250                 1.08%
  0.50%, due 3/21/11 (c)
Merrill Lynch & Co., Inc.                   $  2,500,000        $  2,556,250                 0.46%
  0.00%, due 3/13/32 (d)(f)
Merrill Lynch & Co., Inc. Series DOW        $  3,940,000        $  5,417,500                 0.97%
  0.25%, due 5/17/10 (c)(g)
Morgan Stanley Series JPM                   $  6,325,000        $  6,008,750                 1.08%
  0.30%, due 1/30/11 (g)
Morgan Stanley Series JPM                   $  5,675,000        $  5,391,250                 0.97%
  0.30%, due 7/30/11 (g)
                                                                ------------                 ----
TOTAL CAPITAL MARKETS                                           $ 29,567,250                 5.31%
                                                                ------------                 ----

COMMERCIAL BANKS
Wells Fargo & Co.                           $  5,345,000        $  5,321,589                 0.95%
  1.444%, due 5/1/33 (d)
                                                                ------------                 ----
TOTAL COMMERCIAL BANKS                                          $  5,321,589                 0.95%
                                                                ------------                 ----

                                                 SHARES / PRINCIPAL
                                                       AMOUNT          MARKET VALUE           % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Waste Connections, Inc.                             $  2,460,000       $  2,727,894                0.49%
  2.66%, due 5/1/22 (d)
                                                                       ------------                ----
Total Commercial Services & Supplies                                   $  2,727,894                0.49%
                                                                       ------------                ----

COMMUNICATIONS EQUIPMENT
Brocade Communications Systems, Inc.                $  2,445,000       $  2,344,143                0.42%
  2.00%, due 1/1/07
CIENA Corp.                                         $  3,035,000       $  2,712,532                0.49%
  3.75%, due 2/1/08
Extreme Networks, Inc.                              $  2,260,000       $  2,237,400                0.40%
  3.50%, due 12/1/06
Lucent Technologies, Inc. Series B                  $  1,050,000       $  1,380,750                0.25%
  2.75%, due 6/15/25
                                                                       ------------                ----
TOTAL COMMUNICATIONS EQUIPMENT                                         $  8,674,825                1.56%
                                                                       ------------                ----

COMPUTERS & PERIPHERALS
Gateway, Inc. Tranche A                             $  1,375,000       $  1,237,500                0.22%
  1.50%, due 12/31/09 (c)
                                                                       ------------                ----
TOTAL COMPUTERS & PERIPHERALS                                          $  1,237,500                0.22%
                                                                       ------------                ----

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                       $  9,147,056       $  1,280,588                0.23%
  4.75%, due 12/15/06 (h)
Corecomm Ltd.                                       $  1,500,000       $     37,500                0.01%
  6.00%, due 10/1/06 (h)(i)
                                                                       ------------                ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           $  1,318,088                0.24%
                                                                       ------------                ----

ELECTRIC UTILITIES
PG&E Corp.                                          $  1,185,000       $  3,276,525                0.59%
  9.50%, due 6/30/10
                                                                       ------------                ----
Total Electric Utilities                                               $  3,276,525                0.59%
                                                                       ------------                ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc.                          $  3,115,000       $  3,142,256                0.56%
  3.00%, due 12/1/21
Flextronics International Ltd.                      $  2,440,000       $  2,842,600                0.51%
  1.00%, due 8/1/10
                                                                       ------------                ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                               $  5,984,856                1.07%
                                                                       ------------                ----
ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                     $ 14,490,000       $ 12,171,600                2.18%

                                                          SHARES / PRINCIPAL
                                                                AMOUNT           MARKET VALUE            % NET ASSETS
Cooper Cameron Corp.                                         $ 16,055,000        $ 17,259,125                 3.09%
  1.50%, due 5/15/24 (e)
Halliburton Co.                                              $  5,225,000        $  6,583,500                 1.18%
  3.125%, due 7/15/23
Lehman Brothers Holdings, Inc. Series HAL                    $ 11,530,000        $ 16,920,275                 3.03%
  0.25%, due 9/25/10 (g)
Pride International, Inc.                                    $ 17,007,500        $ 24,256,947                 4.35%
  2.50%, due 3/1/07 (e)
Schlumberger Ltd. Series A                                   $ 22,490,000        $ 24,682,775                 4.42%
  1.50%, due 6/1/23
                                                                                 ------------                -----
TOTAL ENERGY EQUIPMENT & SERVICES                                                $101,874,222                18.25%
                                                                                 ------------                -----

FOOD & STAPLES RETAILING
SUPERVALU, Inc.                                              $ 27,180,000        $  9,309,151                 1.67%
  0.00%, due 11/2/31 (f)
Whole Foods Market, Inc.                                     $ 18,415,000        $ 17,632,363                 3.16%
  0.00%, due 3/2/18
Wild Oats Markets, Inc.                                      $  1,625,000        $  1,358,907                 0.24%
  3.25%, due 5/15/34 -- 0.00%, beginning 5/15/11 (c)
                                                                                 ------------                -----
TOTAL FOOD & STAPLES RETAILING                                                   $ 28,300,421                 5.07%
                                                                                 ------------                -----

FOOD PRODUCTS
General Mills, Inc.                                          $  2,850,000        $  2,087,625                 0.37%
  0.00%, due 10/28/22
                                                                                 ------------                -----
TOTAL FOOD PRODUCTS                                                              $  2,087,625                 0.37%
                                                                                 ------------                -----

HEALTH CARE EQUIPMENT & SUPPLIES
ALZA Corp.                                                   $  7,025,000        $  6,278,594                 1.13%
  0.00%, due 7/28/20
Fisher Scientific International, Inc.                        $  3,315,000        $  4,943,495                 0.89%
  2.50%, due 10/1/23 (e)
Fisher Scientific International, Inc.                        $  4,635,000        $  5,144,850                 0.92%
  3.25%, due 3/1/24 (e)
Medtronic, Inc.                                              $  6,935,000        $  7,082,370                 1.27%
  1.25%, due 9/15/21
                                                                                 ------------                -----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                           $ 23,449,309                 4.21%
                                                                                 ------------                -----

HOTELS, RESTAURANTS & Leisure
Carnival Corp.                                               $  6,320,000        $  5,703,800                 1.02%
  1.132%, due 4/29/33 -- 0.00%, beginning 4/29/08
Hilton Hotels Corp.                                          $  9,525,000        $ 11,251,406                 2.02%
  3.375%, due 4/15/23 (e)

                                                SHARES / PRINCIPAL
                                                      AMOUNT           MARKET VALUE             % NET ASSETS
International Game Technology                      $  8,859,000        $  6,300,964                 1.13%
  0.00%, due 1/29/33
                                                                       ------------                 ----
TOTAL HOTELS, RESTAURANTS & Leisure                                    $ 23,256,170                 4.17%
                                                                       ------------                 ----

HOUSEHOLD PRODUCTS
Merrill Lynch & Co., Inc.                          $  4,520,000        $  4,966,350                 0.89%
  0.40%, due 4/15/10 (c)(g)
                                                                       ------------                 ----
TOTAL HOUSEHOLD PRODUCTS                                               $  4,966,350                 0.89%
                                                                       ------------                 ----

INDUSTRIAL CONGLOMERATES
Tyco International Group S.A                       $  1,200,000        $  2,035,500                 0.36%
  3.125%, due 1/15/23 (j)
Tyco International Group S.A                       $ 13,600,000        $ 21,794,002                 3.91%
  2.75%, due 1/15/18 (j)
                                                                       ------------                 ----
TOTAL INDUSTRIAL CONGLOMERATES                                         $ 23,829,502                 4.27%
                                                                       ------------                 ----

INSURANCE
American Equity Investment Life Holding Co.        $  2,540,000        $  2,803,525                 0.50%
  5.25%, due 12/6/24 (c)
Aon Corp.                                          $  6,990,000        $  8,291,888                 1.49%
  3.50%, due 11/15/12 (e)
                                                                       ------------                 ----
TOTAL INSURANCE                                                        $ 11,095,413                 1.99%
                                                                       ------------                 ----

INTERNET SOFTWARE & Services
Yahoo!, Inc.                                       $  3,250,000        $  5,837,812                 1.05%
  0.00%, due 4/1/08
                                                                       ------------                 ----
TOTAL INTERNET SOFTWARE & Services                                     $  5,837,812                 1.05%
                                                                       ------------                 ----

IT SERVICES
DST Systems, Inc.                                  $  4,405,000        $  5,528,275                 0.99%
  4.125%, due 8/15/23
                                                                       ------------                 ----
TOTAL IT SERVICES                                                      $  5,528,275                 0.99%
                                                                       ------------                 ----

MACHINERY
Wabash National Corp.                              $    945,000        $  1,436,400                 0.26%
  3.25%, due 8/1/08
                                                                       ------------                 ----
TOTAL MACHINERY                                                        $  1,436,400                 0.26%
                                                                       ------------                 ----

MEDIA
Lamar Advertising Co.                              $  3,940,000        $  4,334,000                 0.78%
  2.875%, due 12/31/10
Lehman Brothers, Inc. Series VIA                   $  5,685,000        $  5,194,669                 0.93%
  0.25%, due 9/30/10 (g)

                                                    SHARES / PRINCIPAL
                                                          AMOUNT         MARKET VALUE   % NET ASSETS
Liberty Media Corp.                                    $  2,460,000      $  2,773,650       0.50%
  0.75%, due 3/30/23
Liberty Media Corp.                                    $  3,640,000      $  3,257,800       0.58%
  3.50%, due 1/15/31
Sirius Satellite Radio, Inc.                           $    970,000      $  1,621,112       0.29%
  2.50%, due 2/15/09
Walt Disney Co. (The)                                  $  4,470,000      $  5,006,400       0.90%
  2.125%, due 4/15/23 (e)
                                                                         ------------       ----
TOTAL MEDIA                                                              $ 22,187,631       3.98%
                                                                         ------------       ----

METALS & MINING
Placer Dome, Inc.                                      $  1,060,000      $  1,221,650       0.22%
  2.75%, due 10/15/23 (e)
                                                                         ------------       ----
TOTAL METALS & MINING                                                    $  1,221,650       0.22%
                                                                         ------------       ----

MULTI-UTILITIES & UNREGULATED POWER
Calpine Corp.                                          $  3,520,000      $  2,706,000       0.48%
  4.75%, due 11/15/23 (e)
Reliant Energy, Inc.                                   $  3,470,000      $  5,300,424       0.95%
  5.00%, due 8/15/10
                                                                         ------------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                $  8,006,424       1.43%
                                                                         ------------       ----

OIL & GAS
Citigroup Global Markets Holdings, Inc Series XOI      $  3,115,000      $  4,852,236       0.87%
  0.25%, due 2/18/10 (g)
                                                                         ------------       ----
TOTAL OIL & GAS                                                          $  4,852,236       0.87%
                                                                         ------------       ----

PAPER & FOREST PRODUCTS
International Paper Co.                                $  6,705,000      $  3,712,893       0.67%
  0.00%, due 6/20/21
Lehman Brothers Holdings, Inc. Series IP               $ 10,540,000      $ 10,737,625       1.92%
  0.25%, due 5/8/10 (g)
Merrill Lynch & Co., Inc. Series MWV                   $  4,185,000      $  4,436,100       0.79%
  0.25%, due 7/28/10 (g)
                                                                         ------------       ----
TOTAL PAPER & FOREST PRODUCTS                                            $ 18,886,618       3.38%
                                                                         ------------       ----

PHARMACEUTICALS
Elan Capital Corp. Ltd.                                $    710,000      $  2,659,838       0.48%
  6.50%, due 11/10/08
Teva Pharmaceutical Industries Ltd.                    $ 11,810,000      $ 16,415,900       2.94%
  0.375%, due 11/15/22
Teva Pharmacueticals Financial LLC Series A            $  4,300,000      $  4,369,875       0.78%
  0.50%, due 2/1/24 (e)

                                                    SHARES / PRINCIPAL
                                                         AMOUNT          MARKET VALUE   % NET ASSETS
                                                                         ------------       ----
TOTAL PHARMACEUTICALS                                                    $ 23,445,613       4.20%
                                                                         ------------       ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
ASM International N.V                                  $  1,395,000      $  1,524,038       0.27%
  4.25%, due 12/6/11 (c)
Cymer, Inc.                                            $  2,625,000      $  2,582,344       0.46%
  3.50%, due 2/15/09
Cypress Semiconductor Corp.                            $  4,610,000      $  4,863,550       0.87%
  1.25%, due 6/15/08
Vitesse Semiconductor Corp.                            $  1,675,000      $  1,752,468       0.31%
  1.50%, due 10/1/24 (c)
                                                                         ------------       ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                           $ 10,722,400       1.91%
                                                                         ------------       ----

SOFTWARE
Computer Associates International, Inc.                $  1,975,000      $  2,918,063       0.52%
  1.625%, due 12/15/09 (e)
                                                                         ------------       ----
TOTAL SOFTWARE                                                           $  2,918,063       0.52%
                                                                         ------------       ----

TRANSPORTATION INFRASTRUCTURE
Morgan Stanley Series CNI                              $  4,050,000      $  6,376,219       1.14%
  0.00%, due 5/30/10 (g)
                                                                         ------------       ----
TOTAL TRANSPORTATION INFRASTRUCTURE                                      $  6,376,219       1.14%
                                                                         ------------       ----

UTILITIES-ELECTRIC & GAS
Lehman Brothers Holdings, Inc. Series TXU              $ 11,025,000      $ 11,769,188       2.11%
  1.00%, due 11/3/11 (g)
                                                                         ------------       ----
TOTAL UTILITIES-ELECTRIC & GAS                                           $ 11,769,188       2.11%
                                                                         ------------       ----
TOTAL CONVERTIBLE BOND                                                   $411,705,787       73.78%
                                                                         ------------       ----

CONVERTIBLE PREFERRED STOCK
AIRLINES
Continental Air Finance Trust II                             62,800      $  1,389,450       0.25%
                                                                         ------------       ----
TOTAL AIRLINES                                                           $  1,389,450       0.25%
                                                                         ------------       ----

AUTOMOBILES
Ford Motor Co. Captital Trust II (e)                        121,000      $  6,047,580       1.08%
                                                                         ------------       ----
TOTAL AUTOMOBILES                                                        $  6,047,580       1.08%
                                                                         ------------       ----

BUILDING PRODUCTS
Owens Corning Capital L.L.C. (c)                             58,200      $  1,076,700       0.19%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT          MARKET VALUE     % NET ASSETS
                                                                                  -------------         ----
TOTAL BUILDING PRODUCTS                                                           $   1,076,700         0.19%
                                                                                  -------------         ----

CAPITAL MARKETS
Gabelli Asset Management, Inc. (k)                                    67,000      $   1,695,100         0.30%
Lehman Brothers Holdings, Inc. 6.25% Series GIS                      198,100      $   5,566,610         1.00%
State Street Corp.                                                    13,000      $   2,691,000         0.48%
                                                                                  -------------         ----
TOTAL CAPITAL MARKETS                                                             $   9,952,710         1.78%
                                                                                  -------------         ----

COMMUNICATIONS EQUIPMENT
Lucent Technologies Capital Trust I                                    1,642      $   1,844,180         0.33%
                                                                                  -------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                                    $   1,844,180         0.33%
                                                                                  -------------         ----

ELECTRIC UTILITIES
FPL Group, Inc. (l)                                                   78,800      $   4,830,440         0.87%
                                                                                  -------------         ----
TOTAL ELECTRIC UTILITIES                                                          $   4,830,440         0.87%
                                                                                  -------------         ----

GOVERNMENT AGENCIES
Federal National Mortgage Association                                     86      $   8,901,000         1.60%
                                                                                  -------------         ----
TOTAL GOVERNMENT AGENCIES                                                         $   8,901,000         1.60%
                                                                                  -------------         ----

INSURANCE
Hartford Financial Services Group, Inc. (The)  (p)                    53,900      $   3,411,870         0.61%
                                                                                  -------------         ----
TOTAL INSURANCE                                                                   $   3,411,870         0.61%
                                                                                  -------------         ----

MACHINERY
Cummins Capital Trust I                                               32,780      $   2,782,203         0.50%
                                                                                  -------------         ----
TOTAL MACHINERY                                                                   $   2,782,203         0.50%
                                                                                  -------------         ----

MEDIA
Interpublic Group of Cos., Inc. (The) 5.375% Series A (e)             28,000      $   1,347,080         0.24%
                                                                                  -------------         ----
TOTAL MEDIA                                                                       $   1,347,080         0.24%
                                                                                  -------------         ----

METALS & MINING
Freeport-McMoRan Copper & Gold, Inc.                                   2,825      $   2,704,938         0.48%
                                                                                  -------------         ----
TOTAL METALS & MINING                                                             $   2,704,938         0.48%
                                                                                  -------------         ----

MULTI-UTILITIES & UNREGULATED POWER
El Paso Corp. 9.00% (e)(n)                                            57,400      $   1,874,110         0.34%
                                                                                  -------------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                         $   1,874,110         0.34%
                                                                                  -------------         ----

                                            SHARES / PRINCIPAL
                                                  AMOUNT          MARKET VALUE       % NET ASSETS
OFFICE ELECTRONICS
Xerox Corp.                                           21,600      $   2,978,640          0.53%
                                                                  -------------         -----
TOTAL OFFICE ELECTRONICS                                          $   2,978,640          0.53%
                                                                  -------------         -----

OIL & GAS
Amerada Hess Corp. 7.00%                              46,000      $   3,553,500          0.64%
Chesapeake Energy Corp. 5.00%                         52,100      $   6,525,525          1.17%
                                                                  -------------         -----
TOTAL OIL & GAS                                                   $  10,079,025          1.81%
                                                                  -------------         -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The) 5.875% (m)                     221,500      $   5,703,625          1.02%
Sovereign Capital Trust II 4.375%                     62,000      $   3,076,750          0.55%
Washington Mutual, Inc. (o)                           51,000      $   2,748,288          0.49%
                                                                  -------------         -----
TOTAL THRIFTS & MORTGAGE FINANCE                                  $  11,528,663          2.06%
                                                                  -------------         -----

WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc.                            9,270      $   5,516,808          0.99%
                                                                  -------------         -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         $   5,516,808          0.99%
                                                                  -------------         -----
TOTAL CONVERTIBLE PREFERRED STOCK                                 $  76,265,397         13.66%
                                                                  -------------         -----

CORPORATE BONDS
BIOTECHNOLOGY
Genzyme Corp.                                  $   6,245,000      $   6,557,250          1.18%
  1.25%, due 12/1/23 (e)
                                                                  -------------         -----
TOTAL BIOTECHNOLOGY                                               $   6,557,250          1.18%
                                                                  -------------         -----
TOTAL CORPORATE BONDS                                             $   6,557,250          1.18%
                                                                  -------------         -----

INVESTMENT COMPANIES
CAPITAL MARKETS
S&P 500 Index-SPDR Trust, Series 1 (q)                19,200      $   2,268,672          0.42%
                                                                  -------------         -----
TOTAL CAPITAL MARKETS                                             $   2,268,672          0.42%
                                                                  -------------         -----
TOTAL INVESTMENT COMPANIES                                        $   2,268,672          0.42%
                                                                  -------------         -----
TOTAL LONG-TERM INVESTMENTS                                       $ 540,798,028         96.91%
                                                                  -------------         -----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
American Express Credit Corp.                  $   4,985,000      $   4,983,088          0.89%
  2.30% due 2/7/05
American General Finance Corp.                 $   2,070,000      $   2,069,168          0.37%
  2.41% due 2/7/05

                                                  SHARES / PRINCIPAL
                                                       AMOUNT           MARKET VALUE     % NET ASSETS
Goldman Sachs Group, Inc. (The)                     $   2,305,000       $   2,304,700        0.41%
  2.34% due 2/3/05
Merck & Co., Inc.                                   $     645,000       $     644,704        0.12%
  2.36% due 2/8/05
Starbird Funding Corp.                              $  10,000,000       $   9,976,881        1.79%
  2.0794%, due 3/14/05 (r)
UBS Finance (Delaware) LLC                          $   9,490,000       $   9,490,000        1.70%
  2.47% due 2/1/05
                                                                        -------------        ----
TOTAL COMMERCIAL PAPER                                                  $  29,468,541        5.28%
                                                                        -------------        ----

INVESTMENT COMPANY
AIM Institutional Funds Group (r)                         988,928             988,928        0.18%
                                                                        -------------        ----
TOTAL INVESTMENT COMPANY                                                $     988,928        0.18%
                                                                        -------------        ----

MASTER NOTE
Banc of America Securities LLC
  2.58%, due 2/1/05 (r)                                 9,317,000       $   9,317,000        1.67%
                                                                        -------------        ----
TOTAL MASTER NOTE                                                       $   9,317,000        1.67%
                                                                        -------------        ----

REPURCHASE AGREEMENTS
CS First Boston LLC
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $5,907,418 (r)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $6,605,086
  and a Market Value of
  $6,025,353)                                           5,907,000       $   5,907,000        1.06%
Dresdner Kleinwort Securities LLC
  2.57%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $4,000,286 (r)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $2,584,140
  and a Market Value of
  $2,625,088)                                           4,000,000       $   4,000,000        0.72%
Lehman Brothers, Inc.
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $17,855,265 (r)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $20,248,036

  and a Market Value of
  $18,745,269)                                         17,854,000        $  17,854,000      3.20%
Merrill Lynch & Co., Inc.
  2.58%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $14,239,020 (r)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $13,991,433
  and a Market Value of
  $14,950,190)                                         14,238,000        $  14,238,000      2.55%
Morgan Stanley & Co.
  2.5499%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $10,500,744 (r)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $15,341,160
  and a Market Value of
  $11,043,489)                                         10,500,000        $  10,500,000      1.88%
                                                                         -------------    ------
TOTAL REPURCHASE AGREEMENTS                                              $  52,499,000      9.41%
                                                                         -------------    ------

TOTAL SHORT-TERM INVESTMENTS                                             $  92,273,469     16.54%
                                                                         -------------    ------

TOTAL INVESTMENTS
  (COST $597,977,554) (S)                                                $ 633,071,497(t) 113.45%
Liabilites in Excess of Cash and Other Assets                           ($  75,038,428)   (13.45)%
                                                                         -------------    ------
NET ASSETS                                                               $ 558,033,069    100.00%
                                                                         =============    ======

(a)   Non-income producing security.

(b)   Less than one tenth of a percent.

(c)   May be sold to institutional investors only.

(d)   Floating rate. Rate shown is the rate in effect at October 31, 2004.

(e)   Represents a security, or a portion thereof, which is out on loan.

(f) LYON-Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(g) Synthetic Convertible-An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(h)   Issuer in default.

(i)   Fair valued security.

(j) Yankee Bond---Dollar denominated bonds issued in the United States by foreign banks and corporations.

(k) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares shares of common stock at $25.00 by February 17, 2005.

(l) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares shares of common stock at $50.00 by February 16, 2006.

(m) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares shares of common stock at $25.00 by November 15, 2006.

(n) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares shares of common stock at $50.00 by August 16, 2005.

(o) Equity Units-each unit reflects 1 share of preferred security of Washington Mutual plus 1 warrant to buy 1.2081 shares of Washinton Mutual common shares at $50.00 by May 3, 2041.

(p) Equity Units-each unit reflects 1 Senior Note plus 1 purchase contract to acquire shares shares of common stock at $50.00 by August 16, 2006.

(q) Exchange Traded Fund-Represents a basket of securities that are traded on an exchange.

(r) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(s)   The cost for federal income tax purposes is $599,678,574.

(t) At January 31, 2005 net unrealized appreciation was $33,392,923, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $49,117,862 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $15,724,939.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

MAINSTAY DIVERSIFIED INCOME FUND

                                                 SHARES / PRINCIPAL
                                                       AMOUNT         MARKET VALUE   % NET ASSETS
COMMON STOCK
DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd. (a)(g)            20,419      $      9,087       0.01%
                                                                      ------------       ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                          $      9,087       0.01%
                                                                      ------------       ----

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (a)(f)                                    27,862      $     55,724       0.04%
Skilled Healthcare Group, Inc. (a)(f)(g)(j)                  110      $      1,760       0.00%(b)
                                                                      ------------       ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                $     57,484       0.04%
                                                                      ------------       ----

INTERNET SOFTWARE & SERVICES
Globix Corp. (a)(f)(g)(j)                                  9,129      $     24,237       0.02%
Remote Dynamics, Inc. (a)                                  5,174      $      4,191       0.00%(b)
                                                                      ------------       ----
TOTAL INTERNET SOFTWARE & SERVICES                                    $     28,428       0.02%
                                                                      ------------       ----

MACHINERY
Morris Material Handling, Inc. (a)(f)(g)(j)                  886      $      4,696       0.00%(b)
Thermadyne Holdings Corp. (a)(g)                          11,719      $    151,176       0.11%
                                                                      ------------       ----
TOTAL MACHINERY                                                       $    155,872       0.11%
                                                                      ------------       ----

MEDIA
UnitedGlobalCom, Inc. (a)                                 63,643      $    621,791       0.46%
                                                                      ------------       ----
TOTAL MEDIA                                                           $    621,791       0.46%
                                                                      ------------       ----

METALS & MINING
ACP Holding Co. (a)(c)                                    42,447      $     76,405       0.06%
                                                                      ------------       ----
TOTAL METALS & MINING                                                 $     76,405       0.06%
                                                                      ------------       ----

TOBACCO
North Atlantic Trading Co., Inc. (a)(f)(g)(j)                522      $          5       0.00%(b)
                                                                      ------------       ----
TOTAL TOBACCO                                                         $          5       0.00%(b)
                                                                      ------------       ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(g)(f)(j)                    17,266      $     21,582       0.02%
                                                                      ------------       ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                             $     21,582       0.02%
                                                                      ------------       ----
TOTAL COMMON STOCK                                                    $    970,654       0.72%
                                                                      ------------       ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
CONVERTIBLE BOND
AIRLINES
Delta Air Lines, Inc.                             $     95,000      $     49,281       0.04%
  8.00%, due 6/3/23
                                                                    ------------       ----
TOTAL AIRLINES                                                      $     49,281       0.04%
                                                                    ------------       ----

COMMUNICATIONS EQUIPMENT
CIENA Corp.                                       $    203,000      $    181,432       0.14%
  3.75%, due 2/1/08
Nortel Networks Corp.                             $    350,000      $    339,062       0.25%
  4.25%, due 9/1/08
Riverstone Networks, Inc.                         $    190,000      $    173,850       0.13%
  3.75%, due 12/1/06 (c)(d)
                                                                    ------------       ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $    694,344       0.52%
                                                                    ------------       ----

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                     $    504,238      $     70,593       0.05%
  4.75%, due 12/15/06 (d)
                                                                    ------------       ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                        $     70,593       0.05%
                                                                    ------------       ----

HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings              $    185,000      $    140,369       0.10%
  0.00%, due 9/11/21 (q)
Lincare Holdings, Inc.                            $    180,000      $    189,224       0.14%
  3.00%, due 6/15/33
                                                                    ------------       ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $    329,593       0.24%
                                                                    ------------       ----

INSURANCE
Loews Corp.                                       $     35,000      $     34,300       0.03%
  3.125%, due 9/15/07
                                                                    ------------       ----
TOTAL INSURANCE                                                     $     34,300       0.03%
                                                                    ------------       ----

IT SERVICES
Electronic Data Systems Corp.                     $     90,000      $     92,475       0.07%
  3.875%, due 7/15/23
                                                                    ------------       ----
TOTAL IT SERVICES                                                   $     92,475       0.07%
                                                                    ------------       ----

MEDIA
Adelphia Communications Corp.                     $     80,000      $     10,200       0.01%
  6.00%, due 2/15/06 (d)
                                                                    ------------       ----
TOTAL MEDIA                                                         $     10,200       0.01%
                                                                    ------------       ----
TOTAL CONVERTIBLE BOND                                              $  1,280,786       0.96%
                                                                    ------------       ----

CONVERTIBLE PREFERRED STOCK
HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c)(f)(g)                                9,500      $    194,750       0.15%
                                                                    ------------       ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $    194,750       0.15%
                                                                    ------------       ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(f)(g)(j)                   1,882      $     21,172       0.02%
                                                                    ------------       ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                           $     21,172       0.02%
                                                                    ------------       ----
TOTAL CONVERTIBLE PREFERRED STOCK                                   $    215,922       0.17%
                                                                    ------------       ----

                                                                    SHARES / PRINCIPAL
                                                                          AMOUNT         MARKET VALUE   % NET ASSETS
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                         $     82,185      $     81,779       0.06%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2004-1 Class A2                $    430,000      $    420,100       0.31%
  2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3             $    295,000      $    292,451       0.22%
  2.27%, due 10/22/07
                                                                                         ------------       ----
TOTAL CONSUMER FINANCE                                                                   $    794,330       0.59%
                                                                                         ------------       ----

CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class      $     75,000      $     80,338       0.06%
  5.55%, due 10/20/23
                                                                                         ------------       ----
TOTAL CONSUMER LOANS                                                                     $     80,338       0.06%
                                                                                         ------------       ----

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                         $     70,000      $     71,838       0.05%
  5.30%, due 6/15/09
                                                                                         ------------       ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                     $     71,838       0.05%
                                                                                         ------------       ----

MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding LLC Series 2002-1 Class        $    163,416      $    165,820       0.12%
  4.58%, due 2/1/08
                                                                                         ------------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                                $    165,820       0.12%
                                                                                         ------------       ----

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4                    $     18,898      $     19,136       0.01%
  6.545%, due 4/7/18
                                                                                         ------------       ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                         $     19,136       0.01%
                                                                                         ------------       ----
TOTAL CORPORATE ASSET-BACKED                                                             $  1,131,462       0.83%
                                                                                         ------------       ----

CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc. Series B                                            $     40,000      $     39,600       0.03%
  8.00%, due 3/1/08
BE Aerospace, Inc. Series B                                            $    235,000      $    239,700       0.18%
  8.875%, due 5/1/11
Sequa Corp. Series B                                                   $    207,000      $    222,525       0.17%
  8.875%, due 4/1/08
                                                                                         ------------       ----
TOTAL AEROSPACE & DEFENSE                                                                $    501,825       0.38%
                                                                                         ------------       ----

AIRLINES
American Airlines, Inc. Series 2001-2 Class B                          $    170,000      $    149,982       0.11%
  8.608%, due 4/1/11
Delta Air Lines, Inc.                                                  $     45,000      $     25,875       0.02%
  10.00%, due 8/15/08
Delta Air Lines, Inc.                                                  $    180,000      $     73,800       0.05%
  10.375%, due 12/15/22
Delta Air Lines, Inc.                                                  $    120,000      $     58,200       0.04%
  10.375%, due 2/1/11
Delta Air Lines, Inc.                                                  $    571,000      $    225,545       0.17%
  8.30%, due 12/15/29

                                               SHARES / PRINCIPAL
                                                     AMOUNT         MARKET VALUE   % NET ASSETS
Northwest Airlines Corp.                          $    244,000      $    179,340       0.13%
  10.00%, due 2/1/09 (e)
Northwest Airlines, Inc.                          $     10,000      $      9,050       0.01%
  8.875%, due 6/1/06
Northwest Airlines, Inc.                          $    165,000      $    135,300       0.10%
  9.875%, due 3/15/07
Northwest Airlines, Inc. Series 1996-1            $     19,293      $     12,474       0.01%
  8.97%, due 1/2/15
Southwest Airlines Co.                            $    185,000      $    185,958       0.14%
  5.25%, due 10/1/14
                                                                    ------------       ----
TOTAL AIRLINES                                                      $  1,055,524       0.78%
                                                                    ------------       ----

AUTO COMPONENTS
Collins & Aikman Products                         $    245,000      $    202,738       0.15%
  12.875%, due 8/15/12 (c)(e)
Cooper Standard Auto                              $     85,000      $     83,512       0.06%
  7.00%, due 12/15/12 (c)
Dana Corp.                                        $    120,000      $    119,204       0.09%
  7.00%, due 3/1/29
Goodyear Tire & Rubber Co. (The)                  $    425,000      $    489,812       0.36%
  11.00%, due 3/1/11 (c)(i)
Goodyear Tire & Rubber Co. (The)                  $     43,000      $     44,613       0.03%
  6.375%, due 3/15/08
Goodyear Tire & Rubber Co. (The)                  $     85,000      $     87,975       0.07%
  6.625%, due 12/1/06
Goodyear Tire & Rubber Co. (The)                  $    140,000      $    148,400       0.11%
  8.50%, due 3/15/07
Tenneco Automotive, Inc. Series B                 $     95,000      $    111,625       0.08%
  10.25%, due 7/15/13
                                                                    ------------       ----
TOTAL AUTO COMPONENTS                                               $  1,287,879       0.95%
                                                                    ------------       ----

AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.      $    285,000      $    310,621       0.23%
  6.50%, due 11/15/13
General Motors Corp.                              $    130,000      $    130,907       0.10%
  8.375%, due 7/15/33
                                                                    ------------       ----
TOTAL AUTOMOBILES                                                   $    441,528       0.33%
                                                                    ------------       ----

BEVERAGES
Miller Brewing Co.                                $    155,000      $    155,824       0.12%
  4.25%, due 8/15/08  (c)
                                                                    ------------       ----
TOTAL BEVERAGES                                                     $    155,824       0.12%
                                                                    ------------       ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE   % NET ASSETS
BUILDING MATERIALS & COMPONENTS
Goodman Global Holding Co., Inc.                   $     40,000      $     41,000       0.03%
  5.76%, due 6/15/12 (c)
                                                                     ------------       ----
TOTAL BUILDING MATERIALS & COMPONENTS                                $     41,000       0.03%
                                                                     ------------       ----

BUILDING PRODUCTS
Dayton Superior Corp.                              $    145,000      $    155,875       0.12%
  10.75%, due 9/15/08
Interline Brands, Inc.                             $    121,000      $    136,730       0.10%
  11.50%, due 5/15/11
MMI Products, Inc. Series B                        $     85,000      $     85,638       0.06%
  11.25%, due 4/15/07
                                                                     ------------       ----
TOTAL BUILDING PRODUCTS                                              $    378,243       0.28%
                                                                     ------------       ----

CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                      $     60,000      $     60,170       0.04%
  4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)                    $    195,000      $    208,868       0.16%
  6.345%, due 2/15/34
Goldman Sachs Group, L.P.                          $    170,000      $    241,236       0.18%
  5.125%, due 4/24/13
LaBranche & Co., Inc.                              $    160,000      $    171,600       0.13%
  11.00%, due 5/15/12
LaBranche & Co., Inc.                              $    100,000      $    102,500       0.08%
  9.50%, due 5/15/09
Morgan Stanley                                     $    265,000      $    262,824       0.20%
  3.625%, due 4/1/08
Morgan Stanley                                     $    120,000      $    118,128       0.09%
  4.75%, due 4/1/14
Morgan Stanley Series E                            $    390,000      $    737,226       0.55%
  5.375%, due 11/14/13
                                                                     ------------       ----
TOTAL CAPITAL MARKETS                                                $  1,902,552       1.43%
                                                                     ------------       ----

CHEMICALS
Crompton Corp.                                     $    230,000      $    257,600       0.19%
  9.875%, due 8/1/12 (c)
Equistar Chemicals, LP/Equistar Funding Corp.      $    275,000      $    316,250       0.24%
  10.625%, due 5/1/11
Lyondell Chemical Co.                              $    215,000      $    253,700       0.19%
  10.50%, due 6/1/13 (e)
Millennium America, Inc.                           $     80,000      $     83,200       0.06%
  7.00%, due 11/15/06

                                        SHARES / PRINCIPAL
                                              AMOUNT         MARKET VALUE    % NET ASSETS
Millennium America, Inc.                   $    149,000      $    146,392        0.11%
  7.625%, due 11/15/26
Sovereign Specialty Chemicals, Inc.        $    188,000      $    199,280        0.15%
  11.875%, due 3/15/10
Terra Capital, Inc.                        $    372,000      $    457,560        0.34%
  12.875%, due 10/15/08
                                                             ------------        ----
TOTAL CHEMICALS                                              $  1,713,982        1.28%
                                                             ------------        ----

COMMERCIAL BANKS
FleetBoston Financial Corp.                $     60,000      $     60,034        0.04%
  3.85%, due 2/15/08
UGS Corp.                                  $    100,000      $    111,500        0.08%
  10.00%, due 6/1/12 (c)
                                                             ------------        ----
TOTAL COMMERCIAL BANKS                                       $    171,534        0.12%
                                                             ------------        ----

COMMERCIAL SERVICES & SUPPLIES
American Color Graphics, Inc.              $     50,000      $     42,625        0.03%
  10.00%, due 6/15/10
Geo Sub Corp.                              $    235,000      $    239,700        0.18%
  11.00%, due 5/15/12
Language Line, Inc.                        $    215,000      $    227,900        0.17%
  11.125%, due 6/15/12
Phoenix Color Corp.                        $    113,000      $    106,220        0.08%
  10.375%, due 2/1/09
Protection One Alarm Monitoring, Inc.      $    314,000      $    317,140        0.24%
  7.375%, due 8/15/05
Vertrue, Inc.                              $    150,000      $    156,375        0.12%
  9.25%, due 4/1/14
                                                             ------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                         $  1,089,960        0.82%
                                                             ------------        ----

COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                  $    172,000      $    178,880        0.13%
  7.25%, due 7/15/06
Lucent Technologies, Inc.                  $    335,000      $    298,987        0.22%
  6.45%, due 3/15/29
                                                             ------------        ----
TOTAL COMMUNICATIONS EQUIPMENT                               $    477,867        0.35%
                                                             ------------        ----

CONSTRUCTION & ENGINEERING
AMSTED Industries, Inc.                    $    235,000      $    264,375        0.20%
  10.25%, due 10/15/11 (c)
J. Ray McDermott, S.A                      $    135,000      $    150,525        0.11%
  11.00%, due 12/15/13 (c)

                                                     SHARES / PRINCIPAL
                                                           AMOUNT         MARKET VALUE   % NET ASSETS
Shaw Group, Inc. (The)                                  $    205,000      $    227,039           0.17%
  10.75%, due 3/15/10
URS Corp.                                               $    177,000      $    202,222           0.15%
  11.50%, due 9/15/09
URS Corp. Series B                                      $      3,000      $      3,191           0.00% (b)
  12.25%, due 5/1/09
                                                                          ------------   ------------
TOTAL CONSTRUCTION & ENGINEERING                                          $    847,352           0.63%
                                                                          ------------   ------------

CONSUMER FINANCE
Capital One Bank                                        $     70,000      $     74,079           0.06%
  5.75%, due 9/15/10
Ford Motor Credit Co.                                   $    160,000      $    168,635           0.13%
  7.00%, due 10/1/13
General Motors Acceptance Corp.                         $    105,000      $    105,438           0.08%
  6.875%, due 9/15/11
HSBC Finance Corp.                                      $    400,000      $    418,475           0.31%
  7.25%, due 5/15/06
MBNA Corp.                                              $    100,000      $    104,496           0.08%
  6.25%, due 1/17/07
                                                                          ------------   ------------
TOTAL CONSUMER FINANCE                                                    $    871,123           0.66%
                                                                          ------------   ------------

CONTAINERS & PACKAGING
Consolidated Container Co. LLC                          $    245,000      $    210,700           0.16%
  0.00%, due 6/15/09 -- 10.75%, beginning 6/15/07
Owens-Brockway Glass Container, Inc.                    $     65,000      $     70,688           0.05%
  8.25%, due 5/15/13
Owens-Brockway Glass Container, Inc.                    $    145,000      $    156,781           0.12%
  8.875%, due 2/15/09
Owens-Illinois, Inc.                                    $    408,000      $    424,320           0.32%
  7.80%, due 5/15/18
Owens-Illinois, Inc.                                    $    270,000      $    284,850           0.21%
  8.10%, due 5/15/07
Rock-Tenn Co.                                           $     43,000      $     50,589           0.04%
  8.20%, due 8/15/11
Tekni-Plex, Inc.                                        $    105,000      $    105,000           0.08%
  8.75%, due 11/15/13 (c)
                                                                          ------------   ------------
TOTAL CONTAINERS & PACKAGING                                              $  1,302,928           0.98%
                                                                          ------------   ------------

DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                   $    189,267      $    208,194           0.16%
  9.05%, due 12/15/09
Canwest Media, Inc.                                     $    202,611      $    216,794           0.16%
  8.00%, due 9/15/12 (c)

                                             SHARES / PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Citigroup, Inc.                                 $ 30,000,000      $    292,825           0.22%
  0.80%, due 10/30/08
Citigroup, Inc.                                 $    290,000      $    294,426           0.22%
  5.00%, due 9/15/14
Dollar Financial Group, Inc.                    $     80,000      $     88,200           0.07%
  9.75%, due 11/15/11
FGIC Corp.                                      $    210,000      $    223,873           0.17%
  6.00%, due 1/15/34 (c)
IPC Acquisition Corp.                           $    285,000      $    316,350           0.24%
  11.50%, due 12/15/09
J Paul Getty Trust Series 2003                  $     90,000      $     97,065           0.07%
  5.875%, due 10/1/33
Pharma Services Intermediate Holding Corp.      $    290,000      $    205,900           0.15%
  0.00%, due 4/1/14  (c)
Rainbow National Services LLC                   $    350,000      $    410,375           0.31%
  10.375%, due 9/1/14 (c)
Rainbow National Services LLC                   $    120,000      $    135,000           0.10%
  8.75%, due 9/1/12 (c)
UCAR Finance, Inc.                              $    205,000      $    229,343           0.17%
  10.25%, due 2/15/12
Venoco, Inc.                                    $     95,000      $     95,950           0.07%
  8.75%, due 12/15/11 (c)
                                                                  ------------           ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                              $  2,814,295           2.11%
                                                                  ------------           ----

DIVERSIFIED TELECOMMUNICATION SERVICES
AT & T Corp. Series REGS                        $    120,000      $    168,459           0.13%
  7.75%, due 11/21/06
Citizens Communications Co.                     $    100,000      $    104,250           0.08%
  7.60%, due 6/1/06
Citizens Communications Co.                     $     45,000      $     52,538           0.04%
  9.25%, due 5/15/11
MCI, Inc.                                       $     21,000      $     21,472           0.02%
  6.908%, due 5/1/07
MCI, Inc.                                       $     21,000      $     21,919           0.02%
  7.688%, due 5/1/09
MCI, Inc.                                       $     18,000      $     19,688           0.01%
  8.735%, due 5/1/14
Mountain States Telephone & Telegraph Co.       $    125,000      $    118,750           0.09%
  7.375%, due 5/1/30 (g)
Qwest Capital Funding, Inc.                     $     15,000      $     15,336           0.01%
  7.75%, due 8/15/06 (i)
Qwest Communications International, Inc.        $    250,000      $    256,250           0.19%
  7.50%, due 2/15/11 (c)(i)

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE   % NET ASSETS
Qwest Communications International, Inc.            $   65,000       $     66,138       0.05%
  7.75%, due 2/15/14 (c)
Qwest Corp.                                         $   15,000       $     15,056       0.01%
  5.625%, due 11/15/08
Qwest Corp.                                         $  205,000       $    199,875       0.15%
  7.50%, due 6/15/23
Qwest Corp.                                         $  195,000       $    202,800       0.15%
  8.875%, due 6/1/31
Qwest Corp.                                         $  105,000       $    119,436       0.09%
  9.125%, due 3/15/12 (c)
Qwest Services Corp.                                $  289,000       $    343,187       0.26%
  14.00%, due 12/15/10 (c)(i)
Qwest Services Corp.                                $  205,000       $    256,762       0.19%
  14.50%, due 12/15/14 (c)
SBC Communications, Inc.                            $  115,000       $    114,180       0.09%
  4.125%, due 9/15/09
TSI Telecommunication Services, Inc. Series B       $  255,000       $    290,700       0.22%
  12.75%, due 2/1/09
                                                                     ------------       ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                         $  2,386,796       1.80%
                                                                     ------------       ----
ELECTRIC UTILITIES
Cedar Brakes II LLC                                 $  470,907       $    565,088       0.42%
  9.875%, due 9/1/13
Kiowa Power Partners LLC                            $  215,000       $    217,176       0.16%
  5.737%, due 3/30/21 (c)
Mirant Americas Generation LLC                      $   45,000       $     49,612       0.04%
  8.30%, due 5/1/11 (d)
Mirant Americas Generation LLC                      $  165,000       $    172,425       0.13%
  8.50%, due 10/1/21 (d)
Mirant Americas Generation LLC                      $   45,000       $     48,488       0.04%
  9.125%, due 5/1/31 (d)
PPL Energy Supply LLC                               $  100,000       $    103,124       0.08%
  5.40%, due 8/15/14
Tenaska Virginia Partners LP                        $  108,692       $    115,269       0.09%
  6.119%, due 3/30/24 (c)
                                                                     ------------       ----
TOTAL ELECTRIC UTILITIES                                             $  1,271,182       0.96%
                                                                     ------------       ----
ELECTRICAL EQUIPMENT
Emerson Electric Co.                                $   50,000       $     55,427       0.04%
  6.00%, due 8/15/32
                                                                     ------------       ----
TOTAL ELECTRICAL EQUIPMENT                                           $     55,427       0.04%
                                                                     ------------       ----

                                         SHARES / PRINCIPAL
                                               AMOUNT          MARKET VALUE    % NET ASSETS
ENERGY EQUIPMENT & SERVICES
El Paso Natural Gas Co.                      $  25,000         $   26,000          0.02%
  7.50%, due 11/15/26
El Paso Natural Gas Co. Series A             $ 205,000         $  224,988          0.17%
  7.625%, due 8/1/10
Grant Prideco, Inc. Series B                 $ 160,000         $  178,400          0.13%
  9.625%, due 12/1/07
Lone Star Technologies, Inc. Series B        $ 255,000         $  275,400          0.21%
  9.00%, due 6/1/11
Parker Drilling Co.                          $ 135,000         $  150,019          0.11%
  9.625%, due 10/1/13
Parker Drilling Co. Series B                 $  39,000         $   41,008          0.03%
  10.125%, due 11/15/09
Seitel, Inc.                                 $  15,000         $   16,800          0.01%
  11.75%, due 7/15/11 (c)
                                                               ----------          ----
TOTAL ENERGY EQUIPMENT & SERVICES                              $  912,615          0.68%
                                                               ----------          ----
FOOD & STAPLES RETAILING
CVS Corp.                                    $ 107,394         $  112,291          0.08%
  5.789%, due 1/10/26 (c)
CVS Corp.                                    $ 130,000         $  131,456          0.10%
  5.298%, due 1/11/27 (c)
Duane Reade, Inc.                            $  45,000         $   45,900          0.03%
  7.01%, due 12/15/10 (c)(i)
Safeway, Inc.                                $  70,000         $   69,623          0.05%
  4.125%, due 11/1/08
Safeway, Inc.                                $ 160,000         $  164,444          0.12%
  6.15%, due 3/1/06
                                                               ----------          ----
TOTAL FOOD & STAPLES RETAILING                                 $  523,714          0.38%
                                                               ----------          ----
FOOD PRODUCTS
Cargill, Inc.                                $ 135,000         $  137,780          0.10%
  5.00%, due 11/15/13 (c)
Pinnacle Foods Holding Corp.                 $ 185,000         $  169,275          0.13%
  8.25%, due 12/1/13
Seminis, Inc.                                $  85,000         $  101,575          0.08%
  10.25%, due 10/1/13
Swift & Co.                                  $  50,000         $   55,875          0.04%
  10.125%, due 10/1/09
Swift & Co.                                  $ 170,000         $  192,950          0.14%
  12.50%, due 1/1/10
                                                               ----------          ----
TOTAL FOOD PRODUCTS                                            $  657,455          0.49%
                                                               ----------          ----

                                          SHARES / PRINCIPAL
                                               AMOUNT          MARKET VALUE    % NET ASSETS
GAS UTILITIES
ANR Pipeline, Inc.                            $  70,000        $     70,759       0.05%
  7.00%, due 6/1/25
ANR Pipeline, Inc.                            $ 325,000        $    406,250       0.30%
  9.625%, due 11/1/21
Southern Natural Gas Co.                      $ 150,000        $    156,000       0.12%
  7.35%, due 2/15/31
                                                               ------------       ----
TOTAL GAS UTILITIES                                            $    633,009       0.47%
                                                               ------------       ----
HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.         $ 235,000        $    262,025       0.20%
  8.00%, due 9/1/13
Fisher Scientific International, Inc.         $  40,000        $     44,150       0.03%
  8.125%, due 5/1/12
                                                               ------------       ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                         $    306,175       0.23%
                                                               ------------       ----
HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                               $ 190,000        $    198,550       0.15%
  10.50%, due 4/1/13
Chemed Corp.                                  $ 240,000        $    258,600       0.19%
  8.75%, due 2/24/11
HCA, Inc.                                     $ 391,000        $    377,407       0.28%
  7.50%, due 11/15/95
Highmark, Inc.                                $ 245,000        $    268,592       0.20%
  6.80%, due 8/15/13 (c)
Medco Health Solutions, Inc.                  $ 240,000        $    271,259       0.20%
  7.25%, due 8/15/13
National Nephrology Associates, Inc.          $  75,000        $     85,500       0.06%
  9.00%, due 11/1/11 (c)
Quest Diagnostics, Inc.                       $ 220,000        $    229,479       0.17%
  6.75%, due 7/12/06
Quintiles Transnational Corp.                 $ 285,000        $    322,050       0.24%
  10.00%, due 10/1/13
Vanguard Health Holding Co. II                $ 175,000        $    187,250       0.14%
  9.00%, due 10/1/14 (c)
                                                               ------------       ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                         $  2,198,687       1.63%
                                                               ------------       ----
HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                   $  35,000        $     39,419       0.03%
  8.875%, due 9/15/08
Caesars Entertainment, Inc.                   $  45,000        $     49,219       0.04%
  9.375%, due 2/15/07
Chumash Casino & Resort Enterprise            $ 200,000        $    218,500       0.16%
  9.00%, due 7/15/10 (c)(i)

                                       SHARES / PRINCIPAL
                                             AMOUNT          MARKET VALUE    % NET ASSETS
ITT Corp.                                   $ 172,000        $    192,640       0.14%
  7.375%, due 11/15/15
Jacobs Entertainment, Inc.                  $  80,000        $     89,800       0.07%
  11.875%, due 2/1/09
President Casinos, Inc.                     $  32,000        $     21,440       0.02%
  12.00%, due 12/31/05 (c)(d)(g)(j)
President Casinos, Inc.                     $  72,000        $     44,640       0.03%
  13.00%, due 12/31/05 (d)(g)(j)
Six Flags, Inc.                             $ 100,000        $     95,249       0.07%
  9.75%, due 4/15/13
Six Flags, Inc.                             $ 175,000        $    164,938       0.12%
  9.625%, due 6/1/14
Venetian Casino Resort LLC                  $ 113,000        $    127,690       0.10%
  11.00%, due 6/15/10
                                                             ------------       ----
TOTAL HOTELS, RESTAURANTS & LEISURE                          $  1,043,535       0.78%
                                                             ------------       ----
HOUSEHOLD DURABLES
D.R. Horton, Inc.                           $  95,000        $     95,623       0.07%
  5.625%, due 1/15/16
Fedders North America, Inc.                 $  95,000        $     76,475       0.06%
  9.875%, due 3/1/14
Foamex L.P.                                 $ 145,000        $    137,025       0.10%
  10.75%, due 4/1/09
                                                             ------------       ----
TOTAL HOUSEHOLD DURABLES                                     $    309,123       0.23%
                                                             ------------       ----
HOUSEHOLD PRODUCTS
Rayovac Corp.                               $ 235,000        $    237,057       0.18%
  7.375%, due 2/1/15 (c)
                                                             ------------       ----
TOTAL HOUSEHOLD PRODUCTS                                     $    237,057       0.18%
                                                             ------------       ----
INSURANCE
Crum & Forster                              $ 220,000        $    245,850       0.18%
  10.375%, due 6/15/13
Fremont General Corp. Series B              $ 255,000        $    255,000       0.19%
  7.875%, due 3/17/09
Fund American Cos., Inc.                    $ 265,000        $    271,314       0.20%
  5.875%, due 5/15/13
Lumbermens Mutual Casualty                  $  35,000        $      1,050       0.00% (b)
  8.45%, due 12/1/97 (c)(d)
Lumbermens Mutual Casualty                  $ 535,000        $     16,050       0.01%
  9.15%, due 7/1/26  (c)(d)
Marsh & McLennan Cos., Inc.                 $ 155,000        $    167,892       0.13%
  7.125%, due 6/15/09

                                           SHARES / PRINCIPAL
                                                 AMOUNT         MARKET VALUE     % NET ASSETS
Phoenix Life Insurance                         $  60,000        $     61,572         0.05%
  7.15%, due 12/15/34  (c)
UnumProvident Corp.                            $  30,000        $     27,450         0.02%
  6.75%, due 12/15/28
                                                                ------------         ----
TOTAL INSURANCE                                                 $  1,046,178         0.78%
                                                                ------------         ----
INTERNET SOFTWARE & SERVICES
Globix Corp.                                   $  56,898        $     53,911         0.04%
  11.00%, due 5/1/08 (c)(g)(k)
                                                                ------------         ----
TOTAL INTERNET SOFTWARE & SERVICES                              $     53,911         0.04%
                                                                ------------         ----
IT SERVICES
Electronic Data Systems Corp.                  $  50,000        $     54,624         0.04%
  7.125%, due 10/15/09
Electronic Data Systems Corp.                  $  95,000        $    104,897         0.08%
  7.45%, due 10/15/29
Electronic Data Systems Corp. Series B         $  95,000        $    100,362         0.07%
  6.50%, due 8/1/13
Unisys Corp.                                   $ 175,000        $    180,250         0.13%
  6.875%, due 3/15/10
                                                                ------------         ----
TOTAL IT SERVICES                                               $    440,133         0.32%
                                                                ------------         ----
MACHINERY
Dresser-Rand Group, Inc.                       $  55,000        $     56,238         0.04%
  7.375%, due 11/1/14 (c)
Mark IV Industries, Inc.                       $ 414,000        $    400,545         0.30%
  7.50%, due 9/1/07
Mueller Group, Inc.                            $ 140,000        $    151,200         0.11%
  10.00%, due 5/1/12
Thermadyne Holdings Corp.                      $ 100,000        $     97,000         0.07%
  9.25%, due 2/1/14
                                                                ------------         ----
TOTAL MACHINERY                                                 $    704,983         0.52%
                                                                ------------         ----
MEDIA
Adelphia Communications Corp.                  $ 155,000        $    131,750         0.10%
  10.25%, due 11/1/06 (d)
Adelphia Communications Corp.                  $ 165,000        $    146,850         0.11%
  10.25%, due 6/15/11 (d)
Adelphia Communications Corp. Series B         $  20,000        $     16,650         0.01%
  9.25%, due 10/1/05 (d)
AT&T Broadband Corp.                           $ 150,000        $    210,957         0.16%
  9.455%, due 11/15/22

                                                              SHARES / PRINCIPAL
                                                                   AMOUNT         MARKET VALUE     % NET ASSETS
Clear Channel Communications, Inc.                               $  105,000       $    104,420         0.08%
  5.50%, due 9/15/14
Clear Channel Communications, Inc.                               $  110,000       $    103,344         0.08%
  4.90%, due 5/15/15
Dex Media East LLC                                               $   21,000       $     25,147         0.02%
  12.125%, due 11/15/12
FrontierVision Operating Partners L.P.                           $  389,000       $    494,030         0.37%
  11.00%, due 10/15/06 (d)
Houghton Mifflin Co.                                             $  135,000       $    140,738         0.10%
  7.20%, due 3/15/11
LCE Aquisition Corp.                                             $   95,000       $     99,512         0.07%
  9.00%, due 8/1/14 (c)
Medianews Group, Inc.                                            $   65,000       $     64,675         0.05%
  6.875%, due 10/1/13
Morris Publishing Group LLC                                      $  220,000       $    223,850         0.17%
  7.00%, due 8/1/13
PanAmSat Corp.                                                   $  155,000       $    168,562         0.13%
  9.00%, due 8/15/14
Paxson Communications Corp.                                      $  290,000       $    279,850         0.20%
  0.00%, due 1/15/09 -- 12.25%, beginning 1/15/06
Radio One, Inc. Series B                                         $  180,000       $    195,750         0.14%
  8.875%, due 7/1/11
Spanish Broadcasting System, Inc.                                $   95,000       $     99,750         0.06%
  9.625%, due 11/1/09
Time Warner Entertainment Co. LP                                 $  515,000       $    676,151         0.49%
  10.15%, due 5/1/12
Time Warner Entertainment Co. LP                                 $   65,000       $     82,930         0.06%
  8.375%, due 3/15/23
United Artists Theatres Circuit, Inc. Series 1995-A              $  126,971       $    129,511         0.10%
  9.30%, due 7/1/15 (g)
Vertis, Inc.                                                     $  120,000       $    130,500         0.10%
  9.75%, due 4/1/09
WMG Aquistion Corp.                                              $   95,000       $     99,275         0.07%
  7.375%, due 4/15/14 (c)
Young Broadcasting, Inc.                                         $   70,000       $     74,550         0.06%
  8.50%, due 12/15/08
Ziff Davis Media, Inc. Series B                                  $  187,004       $    200,094         0.15%
  13.00%, due 8/12/09 -- 12.00%, beginning 8/12/06 (g)(k)
                                                                                  ------------         ----
TOTAL MEDIA                                                                       $  3,898,846         2.88%
                                                                                  ------------         ----
METALS & MINING
Allegheny Ludlum Corp.                                           $  20,000        $     19,300         0.01%
  6.95%, due 12/15/25

                                                 SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE     % NET ASSETS
Allegheny Technologies, Inc.                        $  185,000       $   202,575         0.15%
  8.375%, due 12/15/11
United States Steel LLC                             $  150,000       $   177,375         0.13%
  10.75%, due 8/1/08
                                                                     -----------         ----
TOTAL METALS & MINING                                                $   399,250         0.29%
                                                                     -----------         ----
MULTILINE RETAIL
Kohl's Corp.                                        $  210,000       $   225,522         0.16%
  6.00%, due 1/15/33
Target Corp.                                        $  125,000       $   155,596         0.11%
  8.60%, due 1/15/12
                                                                     -----------         ----
TOTAL MULTILINE RETAIL                                               $   381,118         0.27%
                                                                     -----------         ----
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                     $  200,000       $   211,750         0.16%
  7.75%, due 3/1/14
AES Corp. (The)                                     $  400,000       $   452,000         0.34%
  9.00%, due 5/15/15 (c)
AES Eastern Energy LP Series 1999 Class A           $  444,161       $   506,343         0.38%
  9.00%, due 1/2/17 (h)
Calpine Corp.                                       $  110,000       $    77,550         0.06%
  7.75%, due 4/15/09
Calpine Corp.                                       $  536,000       $   420,760         0.31%
  8.50%, due 7/15/10 (c)(e)
Calpine Gilroy, L.P.                                $  247,130       $   247,130         0.18%
  10.00%, due 9/30/14 (f)(g)
Dynegy Holdings, Inc.                               $  335,000       $   366,825         0.27%
  9.875%, due 7/15/10 (c)
NRG Energy, Inc.                                    $  295,000       $   317,863         0.24%
  8.00%, due 12/15/13 (c)
PSE&G Power LLC                                     $  300,000       $   311,273         0.23%
  6.875%, due 4/15/06
Reliant Energy, Inc.                                $   80,000       $    89,000         0.07%
  9.25%, due 7/15/10
Salton Sea Funding Corp. Series B                   $   30,235       $    30,605         0.02%
  7.37%, due 5/30/05 (g)
Tiverton/Rumford Power Associates Ltd., L.P.        $  258,277       $   201,456         0.15%
  9.00%, due 7/15/18 (c)
TXU Corp.                                           $  180,000       $   182,370         0.14%
  6.55%, due 11/15/34 (c)
Westar Energy, Inc.                                 $   75,000       $    75,568         0.06%
  5.15%, due 1/1/17
Westar Energy, Inc.                                 $   70,000       $    75,645         0.06%
  7.875%, due 5/1/07

                                                 SHARES / PRINCIPAL
                                                       AMOUNT         MARKET VALUE     % NET ASSETS
                                                                      ------------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                             $  3,566,138         2.67%
                                                                      ------------         ----
OIL & GAS
El Paso Corp.                                        $  150,000       $    145,500         0.11%
  7.80%, due 8/1/31
El Paso Production Holding Co.                       $  555,000       $    577,200         0.43%
  7.75%, due 6/1/13
Energy Corp. of America Series A                     $  203,000       $    194,880         0.15%
  9.50%, due 5/15/07
Energy Transfer Partners, LP                         $  160,000       $    163,986         0.12%
  5.95%, due 2/1/15 (c)
Enterprise Products Operating LP                     $   80,000       $     81,977         0.06%
  5.60%, due 10/15/14 (c)
Enterprise Products Operating LP                     $  155,000       $    167,506         0.12%
  6.65%, due 10/15/34 (c)
Evergreen Resources, Inc.                            $   50,000       $     51,793         0.04%
  5.875%, due 3/15/12
Forest Oil Corp.                                     $  210,000       $    228,113         0.17%
  8.00%, due 6/15/08
Hilcorp Energy I LP/Hilcorp Finance Co.              $   15,000       $     16,762         0.01%
  10.50%, due 9/1/10 (c)
Kern River Funding Corp.                             $  255,200       $    260,779         0.19%
  4.893%, due 4/30/18 (c)
Newfield Exploration Co.                             $   15,000       $     16,800         0.01%
  7.625%, due 3/1/11
Newfield Exploration Co.                             $   15,000       $     16,650         0.01%
  8.375%, due 8/15/12
Pacific Energy Partners LP                           $   40,000       $     42,200         0.03%
  7.125%, due 6/15/14
Plains Exploration & Production Co. Series B         $  100,000       $    110,750         0.08%
  8.75%, due 7/1/12
Vintage Petroleum, Inc.                              $  370,000       $    407,000         0.30%
  8.25%, due 5/1/12
                                                                      ------------         ----
TOTAL OIL & GAS                                                       $  2,481,896         1.83%
                                                                      ------------         ----
PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                $  225,000       $    286,875         0.21%
  8.875%, due 5/15/31
Georgia-Pacific Corp.                                $  100,000       $    115,125         0.09%
  9.375%, due 2/1/13
Georgia-Pacific Corp.                                $  435,000       $    503,513         0.38%
  8.875%, due 2/1/10
Georgia-Pacific Corp.                                $  490,000       $    515,112         0.38%
  8.625%, due 4/30/25

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT         MARKET VALUE     % NET ASSETS
OMX Timber Finance Investments LLC                                    $  100,000       $    101,044         0.08%
  5.42%, due 1/29/20 -- 7.42%, beginning 10/21/19  (c)
Pope & Talbot, Inc.                                                   $  212,000       $    223,660         0.17%
  8.375%, due 6/1/13
                                                                                       ------------         ----
TOTAL PAPER & FOREST PRODUCTS                                                          $  1,745,329         1.31%
                                                                                       ------------         ----
PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                                               $   75,000       $     79,712         0.05%
  5.75%, due 10/15/33
                                                                                       ------------         ----
TOTAL PERSONAL PRODUCTS                                                                $     79,712         0.05%
                                                                                       ------------         ----
PHARMACEUTICALS
Warner Chilcott Corp.                                                 $   85,000       $     87,338         0.07%
  8.75%, due 2/1/15 (c)
WH Holdings Ltd./WH Capital Corp.                                     $  105,000       $    115,631         0.09%
  9.50%, due 4/1/11
                                                                                       ------------         ----
TOTAL PHARMACEUTICALS                                                                  $    202,969         0.16%
                                                                                       ------------         ----
REAL ESTATE
American Real Estate Partners LP/American Real Estate Finan ce        $  270,000       $    286,875         0.21%
Corp.
  8.125%, due 6/1/12
CB Richard Ellis Services, Inc.                                       $  244,000       $    278,160         0.21%
  11.25%, due 6/15/11
CB Richard Ellis Services, Inc.                                       $   73,000       $     83,220         0.06%
  9.75%, due 5/15/10
Crescent Real Estate Equities L.P.                                    $  310,000       $    320,075         0.24%
  7.50%, due 9/15/07
HRPT Properties Trust                                                 $   65,000       $     67,440         0.05%
  5.75%, due 2/15/14
HRPT Properties Trust                                                 $  170,000       $    184,331         0.14%
  6.50%, due 1/15/13
iStar Financial, Inc.                                                 $  170,000       $    180,238         0.13%
  6.50%, due 12/15/13
OMEGA Healthcare Investors, Inc.                                      $  255,000       $    257,550         0.19%
  7.00%, due 4/1/14
                                                                                       ------------         ----
TOTAL REAL ESTATE                                                                      $  1,657,889         1.23%
                                                                                       ------------         ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                                                $  190,000       $    169,100         0.13%
  7.125%, due 3/15/11
Amkor Technology, Inc.                                                $   20,000       $     17,800         0.01%
  7.75%, due 5/15/13

                                                       SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE    % NET ASSETS
MagnaChip Semiconductor Finance Co.                       $  95,000        $     97,969        0.07%
  5.78%, due 12/15/11  (c)(i)
MagnaChip Semiconductor Finance Co.                       $  65,000        $     67,844        0.05%
  8.00%, due 12/15/14  (c)
                                                                           ------------        ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                             $    352,713        0.26%
                                                                           ------------        ----
SOFTWARE
Computer Associates International, Inc.                   $  85,000        $     85,320        0.05%
  4.75%, due 12/1/09 (c)
                                                                           ------------        ----
TOTAL SOFTWARE                                                             $     85,320        0.05%
                                                                           ------------        ----
SPECIALTY RETAIL
Stratus Technologies, Inc.                                $  80,000        $     76,000        0.06%
  10.375%, due 12/1/08
Williams Scotsman, Inc.                                   $ 195,000        $    212,550        0.16%
  10.00%, due 8/15/08
                                                                           ------------        ----
TOTAL SPECIALTY RETAIL                                                     $    288,550        0.22%
                                                                           ------------        ----
TOBACCO
Commonwealth Brands, Inc.                                 $ 160,000        $    166,400        0.12%
  10.625%, due 9/1/08 (c)
Commonwealth Brands, Inc.                                 $ 150,000        $    158,250        0.12%
  9.75%, due 4/15/08 (c)
                                                                           ------------        ----
TOTAL TOBACCO                                                              $    324,650        0.24%
                                                                           ------------        ----
TRANSPORTATION INFRASTRUCTURE
Great Lakes Dredge & Dock Corp.                           $ 100,000        $     87,000        0.05%
  7.75%, due 12/15/13
                                                                           ------------        ----
TOTAL TRANSPORTATION INFRASTRUCTURE                                        $     87,000        0.05%
                                                                           ------------        ----
TRANSPORTATION-SHIPPING
Ultrapetrol (Bahamas) Ltd.                                $ 100,000        $     96,750        0.06%
  9.00%, due 11/24/14 (c)
                                                                           ------------        ----
TOTAL TRANSPORTATION-SHIPPING                                              $     96,750        0.06%
                                                                           ------------        ----
WIRELESS TELECOMMUNICATION SERVICES
Alamosa Delaware, Inc.                                    $ 100,000        $    107,750        0.08%
  0.00%, due 7/31/09 -- 12.00%, beginning 7/31/05
Alamosa Delaware, Inc.                                    $  94,000        $    109,510        0.08%
  11.00%, due 7/31/10

                                                              SHARES / PRINCIPAL
                                                                    AMOUNT           MARKET VALUE      % NET ASSETS
American Tower Escrow Corp.                                       $   200,000        $    150,250          0.11%
  0.00%, due 8/1/08
AT&T Wireless Services, Inc.                                      $    45,000        $     61,893          0.05%
  8.75%, due 3/1/31
Dobson Cellular Systems                                           $    40,000        $     42,100          0.03%
  6.96%, due 11/1/11 (c)
Dobson Cellular Systems                                           $    40,000        $     42,100          0.03%
  8.375%, due 11/1/11 (c)
Dobson Cellular Systems                                           $    75,000        $     76,688          0.06%
  9.875%, due 11/1/12 (c)(i)
Loral CyberStar, Inc.                                             $   233,000        $    171,255          0.13%
  10.00%, due 7/15/06 (d)
Triton PCS, Inc.                                                  $   225,000        $    216,559          0.16%
  8.50%, due 6/1/13
US Unwired, Inc.                                                  $   110,000        $    122,650          0.09%
  10.00%, due 6/15/12
                                                                                     ------------         -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                            $  1,100,755          0.82%
                                                                                     ------------         -----
TOTAL CORPORATE BONDS                                                                $ 44,528,281         33.17%
                                                                                     ------------         -----

CORPORATE BONDS - FOREIGN
AUSTRALIA
Burns Philp Capital Property Ltd./Burns Philp Capital U.S.,       $   265,000        $    295,475          0.22%
  10.75%, due 2/15/11
                                                                                     ------------         -----
TOTAL AUSTRALIA                                                                      $    295,475          0.22%
                                                                                     ------------         -----

BELGIUM
Telenet Group Holding NV                                          $   105,000        $     79,800          0.06%
  0.00%, due 6/15/14 -- 11.50%, beginning 12/15/08
                                                                                     ------------         -----
TOTAL BELGIUM                                                                        $     79,800          0.06%
                                                                                     ------------         -----

BERMUDA
AES China Generating Co., Ltd.                                    $   230,000        $    237,869          0.18%
  8.25%, due 6/26/10
Intelsat Bermuda Ltd.                                             $   200,000        $    206,000          0.15%
  7.794%, due 1/15/12 (c)
Intelsat Bermuda Ltd.                                             $   135,000        $    139,725          0.10%
  8.25%, due 1/15/13 (c)
                                                                                     ------------         -----
TOTAL BERMUDA                                                                        $    583,594          0.43%
                                                                                     ------------         -----

BRAZIL
CIA Brasileira de Bebidas                                         $   365,000        $    458,532          0.34%
  10.50%, due 12/15/11

                                                        SHARES / PRINCIPAL
                                                              AMOUNT            MARKET VALUE     % NET ASSETS
                                                                                ------------         ----
TOTAL BRAZIL                                                                    $    458,532         0.34%
                                                                                ------------         ----
CANADA
Calpine Canada Energy Finance                               $  426,000          $    313,110         0.23%
  8.50%, due 5/1/08 (e)
Hollinger, Inc.                                             $  133,000          $    152,618         0.11%
  12.875%, due 3/1/11 (c)
Hollinger, Inc. 2nd Lien                                    $   40,000          $     40,600         0.03%
  12.875%, due 3/1/11 (c)
Norske Skog Canada Ltd.                                     $  130,000          $    131,300         0.10%
  7.375%, due 3/1/14
Quebecor Media, Inc.                                        $  301,000          $    297,990         0.22%
  0.00%, due 7/15/11 -- 13.75%, beginning 7/15/06
Quebecor Media, Inc.                                        $   72,000          $     81,000         0.06%
  11.125%, due 7/15/11
Rogers Cable, Inc.                                          $  245,000          $    267,662         0.20%
  7.875%, due 5/1/12
Shaw Communications, Inc.                                  C$  225,000          $    197,509         0.15%
  7.50%, due 11/20/13
Sun Media Corp.                                             $  210,000          $    223,650         0.17%
  7.625%, due 2/15/13
Tembec Industries, Inc.                                     $  265,000          $    251,750         0.19%
  7.75%, due 3/15/12
Tembec Industries, Inc.                                     $   95,000          $     94,050         0.07%
  8.50%, due 2/1/11
                                                                                ------------         ----
TOTAL CANADA                                                                    $  2,051,239         1.53%
                                                                                ------------         ----

CAYMAN ISLANDS
CSN Islands VIII Corp.                                      $  200,000          $    211,750         0.16%
  9.75%, due 12/16/13 (c)
Hutchison Whamp International Ltd.                          $  135,000          $    140,251         0.10%
  5.45%, due 11/24/10 (c)
Votorantim Overseas III                                     $  100,000          $    101,250         0.08%
  7.875%, due 1/23/14 (c)
                                                                                ------------         ----
TOTAL CAYMAN ISLANDS                                                            $    453,251         0.34%
                                                                                ------------         ----

CHILE
AES Gener SA                                                $  250,000          $    254,375         0.19%
  7.50%, due 3/25/14
Corporacion Nacional del Cobre-Codelco, Inc.                $   55,000          $     57,732         0.04%
  5.50%, due 10/15/13 (c)
Empresa Nacional de Petroleo                                $  200,000          $    223,905         0.17%
  6.75%, due 11/15/12 (c)

                                                        SHARES / PRINCIPAL
                                                              AMOUNT            MARKET VALUE     % NET ASSETS
                                                                                ------------         ----
TOTAL CHILE                                                                     $    536,012         0.40%
                                                                                ------------         ----
COLOMBIA
Bavaria S.A                                                 $   60,000          $     65,850         0.05%
  8.875%, due 11/1/10 (c)
                                                                                ------------         ----
TOTAL COLOMBIA                                                                  $     65,850         0.05%
                                                                                ------------         ----

DENMARK
Realkredit Danmark A/S                                      $2,276,037          $    410,671         0.31%
  6.00%, due 10/1/29
                                                                                ------------         ----
TOTAL DENMARK                                                                   $    410,671         0.31%
                                                                                ------------         ----

FRANCE
Crown Euro Holdings S.A                                     $  350,000          $    390,250         0.29%
  9.50%, due 3/1/11
Crown Euro Holdings S.A                                     $  215,000          $    252,088         0.19%
  10.875%, due 3/1/13
                                                                                ------------         ----
TOTAL FRANCE                                                                    $    642,338         0.48%
                                                                                ------------         ----

GERMANY
Citibank Global Markets Deutschland for Severstal           $  190,000          $    191,900         0.14%
  9.25%, due 4/19/14 (c)
KfW Kreditanstalt fuer Wiederaufbau Series INTL             $  724,000          $    977,224         0.73%
  4.75%, due 8/18/06
Kyivstar GSM                                                   275,000          $    308,000         0.23%
  10.375%, due 8/17/09 (c)
Morgan Stanley Bank AG for OAO Gazprom                      $  160,000          $    190,400         0.14%
  9.625%, due 3/1/13 (c)
Salomon Brothers AG Series REGS                             $  100,000          $    109,625         0.08%
  10.75%, due 1/15/09
                                                                                ------------         ----
TOTAL GERMANY                                                                   $  1,777,149         1.32%
                                                                                ------------         ----

GREAT BRITAIN (UK)
Annington Finance No 1                                      $  159,743          $    300,353         0.22%
  4.919%, due 10/2/06 (i)
HSBC Bank USA                                               $  130,000          $    128,436         0.10%
  4.625%, due 4/1/14
Inmarsat Finance II PLC                                     $  250,000          $    181,250         0.14%
  0.00%, due 11/15/12 -- 10.375%, beginning 11/15/08
Ono Finance PLC                                             $  310,000          $    452,592         0.34%
  10.50%, due 5/15/14  (c)(g)
Vodafone Group PLC                                          $  220,000          $    220,510         0.16%
  3.95%, due 1/30/08

                                                         SHARES / PRINCIPAL
                                                              AMOUNT            MARKET VALUE     % NET ASSETS
WRG Acquisitions PLC                                        $   30,000          $     57,149         0.04%
  8.364%, due 12/15/11 (c)(i)
                                                                                ------------         ----
TOTAL GREAT BRITAIN (UK)                                                        $  1,340,290         1.00%
                                                                                ------------         ----

ISLE OF MAN
Navigator Gas Transport PLC                                 $  362,000          $    289,600         0.22%
  10.50%, due 6/30/07  (c)(d)(g)
                                                                                ------------         ----
TOTAL ISLE OF MAN                                                               $    289,600         0.22%
                                                                                ------------         ----

KAZAKHSTAN
Kazkommerts International B.V                               $  400,000          $    411,500         0.31%
  8.50%, due 4/16/13 (c)
Tengizchevroil LLP                                          $  100,000          $    100,875         0.08%
  6.124%, due 11/15/14 (c)
                                                                                ------------         ----
TOTAL KAZAKHSTAN                                                                $    512,375         0.39%
                                                                                ------------         ----

LUXEMBORG
Gazprom International S.A                                   $  200,000          $    212,000         0.16%
  7.201%, due 2/1/20 (c)
Millicom International Cellular S.A                         $  215,000          $    224,136         0.17%
  10.00%, due 12/1/13  (c)(i)
Mobile Telesystems Finance                                  $  150,000          $    161,625         0.12%
  9.75%, due 1/30/08  (c)
UBS Luxembourg SA for Wimm-Bill-Dann Foods OJSC             $  100,000          $    100,375         0.07%
  8.50%, due 5/21/08 (c)
                                                                                ------------         ----
TOTAL LUXEMBORG                                                                 $    698,136         0.52%
                                                                                ------------         ----

MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V      $  300,000          $    349,500         0.26%
  12.50%, due 6/15/12
Telefonos de Mexico, S.A. de C.V                            $  290,000          $    290,685         0.22%
  4.50%, due 11/19/08
Telefonos de Mexico, S.A. de C.V                            $  200,000          $    209,255         0.16%
  8.25%, due 1/26/06

                                                                                ------------         ----
TOTAL MEXICO                                                                    $    849,440         0.64%
                                                                                ------------         ----

NETHERLANDS
Coca-Cola HBC Finance BV                                    $   50,000          $     51,561         0.04%
  5.125%, due 9/17/13
Parmalat Finance Corp. BV                                      300,000          $     84,081         0.06%
  6.25%, due 2/7/05 (d)
                                                                                ------------         ----
TOTAL NETHERLANDS                                                               $    135,642         0.10%
                                                                                ------------         ----

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT          MARKET VALUE        % NET ASSETS
RUSSIA
Tyumen Oil Co.                                                    $      250,000      $    283,750            0.20%
  11.00%, due 11/6/07 (c)
                                                                                      ------------            ----
TOTAL RUSSIA                                                                          $    283,750            0.20%
                                                                                      ------------            ----

SINGAPORE
PSA Corp. Ltd.                                                    $      190,000      $    193,423            0.13%
  7.125%, due 8/1/05 (c)
Singapore Powerassets Ltd.                                        $      175,000      $    178,909            0.12%
  5.00%, due 10/22/13 (c)
                                                                                      ------------            ----
TOTAL SINGAPORE                                                                       $    372,332            0.25%
                                                                                      ------------            ----

SUPRANATIONAL
Corporacion Andina de Fomento CAF Series 4RG                      Y   25,000,000      $    244,040            0.18%
  1.17%, due 7/27/06
European Investment Bank Series E                                 $   50,000,000      $    508,289            0.38%
  2.125%, due 9/20/07
Invista                                                           $      205,000      $    225,500            0.17%
  9.25%, due 5/1/12 (c)
Jafra Cosmetics International, Inc.                               $      170,000      $    195,075            0.15%
  10.75%, due 5/15/11
                                                                                      ------------            ----
TOTAL SUPRANATIONAL                                                                   $  1,172,904            0.88%
                                                                                      ------------            ----

SWEDEN
Stena AB                                                          $      200,000      $    224,000            0.17%
  9.625%, due 12/1/12
                                                                                      ------------            ----
TOTAL SWEDEN                                                                          $    224,000            0.17%
                                                                                      ------------            ----
TOTAL CORPORATE BONDS - FOREIGN                                                       $ 13,232,380            9.85%
                                                                                      ------------            ----

CORPORATE CMOS
COMMERCIAL BANKS
Wachovia Bank National Association Series 2004-C14 Class A1       $      102,387      $    101,453            0.07%
  3.477%, due 8/15/41
                                                                                      ------------            ----
TOTAL COMMERCIAL BANKS                                                                $    101,453            0.07%
                                                                                      ------------            ----

COMMERCIAL MORTGAGE LOANS
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A5       $      220,000      $    220,835            0.16%
  4.733%, due 10/15/41
                                                                                      ------------            ----
TOTAL COMMERCIAL MORTGAGE LOANS                                                       $    220,835            0.16%
                                                                                      ------------            ----

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT            MARKET VALUE     % NET ASSETS
DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley Capital I                                                 $  207,199          $    203,553         0.15%
  3.02%, due 4/15/38
                                                                                             ------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                         $    203,553         0.15%
                                                                                             ------------         ----

THRIFTS & MORTGAGE FINANCE
Banc of America Commercial Mortgage, Inc. Series 2001-PB1 Class          $  251,056          $    256,179         0.19%
  4.907%, due 5/11/35
LB-UBS Commercial Mortgage Trust                                         $  288,784          $    286,850         0.21%
  3.625%, due 10/15/29
Merrill Lynch Mortgage Trust Series 2004-MKB1 Class A1                   $  258,069          $    255,708         0.19%
  3.563%, due 2/12/42
                                                                                             ------------         ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                             $    798,737         0.59%
                                                                                             ------------         ----
TOTAL CORPORATE CMOS                                                                         $  1,324,578         0.97%
                                                                                             ------------         ----

FEDERAL & GOVERNMENT AGENCY
THRIFTS & MORTGAGE FINANCE
Canada Housing Trust                                                     $  575,000          $    466,989         0.35%
  3.70%, due 9/15/08 (c)
                                                                                             ------------         ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                             $    466,989         0.35%
                                                                                             ------------         ----
TOTAL FEDERAL & GOVERNMENT AGENCY                                                            $    466,989         0.35%
                                                                                             ------------         ----

FHLMC
Federal Home Loan Mortgage Corp.                                         $  200,000          $    199,007         0.15%
  3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.                                         $  271,906          $    277,676         0.21%
  5.50%, due 2/1/33
Federal Home Loan Mortgage Corp.                                         $2,875,000          $  2,929,802         2.18%
  5.50%, due 2/10/35 (n)
Federal Home Loan Mortgage Corp.                                         $  867,934          $    868,856         0.65%
  5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                                         $  485,000          $    484,242         0.36%
  5.00%, due 2/10/35 (n)
Federal Home Loan Mortgage Corp.                                         $  115,455          $    111,355         0.08%
  3.00%, due 8/1/10
Federal Home Loan Mortgage Corp.                                         $  454,213          $    454,751         0.34%
  5.00%, due 6/1/33
                                                                                             ------------         ----
TOTAL FHLMC                                                                                  $  5,325,689         3.97%
                                                                                             ------------         ----

                                           SHARES / PRINCIPAL
                                                 AMOUNT            MARKET VALUE    % NET ASSETS
FNMA
Federal National Mortgage Association          $1,995,000          $  2,059,838        1.53%
  6.00%, due 2/10/35 (n)(o)
Federal National Mortgage Association          $  544,325          $    544,813        0.41%
  4.50%, due 11/1/18
Federal National Mortgage Association          $  263,000          $    268,012        0.20%
  7.00%, due 7/15/05
Federal National Mortgage Association          $  104,565          $    112,040        0.08%
  7.50%, due 8/1/31
Federal National Mortgage Association          $   36,558          $     38,697        0.03%
  7.00%, due 4/1/32
Federal National Mortgage Association          $   72,142          $     76,369        0.06%
  7.00%, due 2/1/32
Federal National Mortgage Association          $  325,000          $    360,922        0.27%
  6.625%, due 9/15/09
Federal National Mortgage Association          $   42,717          $     44,724        0.03%
  6.50%, due 8/1/31
Federal National Mortgage Association          $  115,050          $    120,454        0.09%
  6.50%, due 6/1/32
Federal National Mortgage Association          $   50,173          $     52,530        0.04%
  6.50%, due 6/1/31
Federal National Mortgage Association          $   26,875          $     28,137        0.02%
  6.50%, due 10/1/31
Federal National Mortgage Association          $  185,000          $    202,773        0.15%
  6.25%, due 2/1/11
Federal National Mortgage Association          $  290,000          $    293,806        0.22%
  5.50%, due 4/13/35 (n)(o)
Federal National Mortgage Association          $2,725,000          $  2,810,156        2.09%
  5.50%, due 2/15/20 (n)(o)
Federal National Mortgage Association          $2,625,420          $  2,676,773        1.99%
  5.50%, due 11/1/33
Federal National Mortgage Association          $  660,000          $    688,444        0.51%
  5.25%, due 8/1/12
Federal National Mortgage Association          $  150,000          $    154,547        0.12%
  5.125%, due 1/2/14
Federal National Mortgage Association          $  542,279          $    551,666        0.41%
  5.00%, due 9/1/17
Federal National Mortgage Association          $  240,000          $    239,400        0.18%
  5.00%, due 2/10/35 (n)(o)
Federal National Mortgage Association          $  580,000          $    592,258        0.44%
  4.75%, due 1/2/07

                                                                 SHARES / PRINCIPAL
                                                                        AMOUNT             MARKET VALUE       % NET ASSETS
Federal National Mortgage Association                              $       135,000         $    135,154            0.10%
  4.625%, due 5/1/13
Federal National Mortgage Association                              $       144,759         $    144,889            0.11%
  4.50%, due 4/1/18
Federal National Mortgage Association                              $       516,125         $    516,588            0.38%
  4.50%, due 7/1/18
Federal National Mortgage Association                              $       635,000         $    651,936            0.49%
  5.50%, due 5/2/06
Federal National Mortgage Association Series 1998-M6 Class A2      $       193,692         $    205,902            0.15%
  6.32%, due 8/15/08
                                                                                           ------------           -----
TOTAL FNMA                                                                                 $ 13,570,828           10.10%
                                                                                           ------------           -----

GNMA
Government National Mortgage Association                           $       101,689         $    105,939            0.08%
  6.00%, due 4/15/29
Government National Mortgage Association                           $       180,892         $    188,183            0.14%
  6.00%, due 8/15/32
Government National Mortgage Association                           $        42,569         $     45,786            0.03%
  7.50%, due 11/25/28
Government National Mortgage Association                           $        21,473         $     23,202            0.02%
  7.50%, due 12/15/23
Government National Mortgage Association                           $        32,562         $     35,037            0.03%
  7.50%, due 12/15/28
                                                                                           ------------           -----
TOTAL GNMA                                                                                 $    398,147            0.30%
                                                                                           ------------           -----

FOREIGN GOVERNMENT TREASURY
AUSTRALIA
Australian Government Series 909                                  A$       570,000         $    479,959            0.36%
  7.50%, due 9/15/09
                                                                                           ------------           -----
TOTAL AUSTRALIA                                                                            $    479,959            0.36%
                                                                                           ------------           -----

AUSTRIA
Republic of Austria Series 2                                               643,000         $    914,617            0.68%
  4.65%, due 1/15/18
                                                                                           ------------           -----
TOTAL AUSTRIA                                                                              $    914,617            0.68%
                                                                                           ------------           -----

BELGIUM
Kingdom of Belgium Series 36                                               400,000         $    577,019            0.43%
  5.00%, due 9/28/11
Kingdom of Belgium Series 42                                               825,000         $  1,086,090            0.81%
  3.00%, due 9/28/08
                                                                                           ------------           -----
TOTAL BELGIUM                                                                              $  1,663,109            1.24%
                                                                                           ------------           -----

BRAZIL
Republic of Brazil Series 11BR                                     $    25,000,000         $    246,266            0.18%
  4.75%, due 4/10/07 (m)
Republic of Brazil Series 20 year                                  $       713,045         $    729,945            0.54%
  8.00%, due 4/15/14 (i)(m)
                                                                                           ------------           -----
TOTAL BRAZIL                                                                               $    976,211            0.72%
                                                                                           ------------           -----

CANADA
Canadian Government                                               C$       344,000         $    298,331            0.22%
  5.25%, due 6/1/12
Canadian Government                                               C$       525,000         $    458,839            0.34%
  5.50%, due 6/1/10
Canadian Government                                               C$       550,000         $    513,762            0.38%
  5.75%, due 6/1/33 (l)
Province of Quebec                                                 $        80,000         $     83,247            0.06%
  5.00%, due 7/17/09
                                                                                           ------------           -----
TOTAL CANADA                                                                               $  1,354,179            1.00%
                                                                                           ------------           -----

                                          SHARES / PRINCIPAL
                                                AMOUNT              MARKET VALUE           % NET ASSETS
COLOMBIA
Republic of Colombia                      $          300,000        $    288,750               0.22%
  8.125%, due 5/21/24
                                                                    ------------               ----
TOTAL COLOMBIA                                                      $    288,750               0.22%
                                                                    ------------               ----

DENMARK
Kingdom of Denmark                        DK       2,985,000        $    581,302               0.43%
  5.00%, due 11/15/13
                                                                    ------------               ----
TOTAL DENMARK                                                       $    581,302               0.43%
                                                                    ------------               ----

EL SALVADOR
Republic of El Salvador                   $          250,000        $    274,375               0.20%
  7.75%, due 1/24/23 (c)
                                                                    ------------               ----
TOTAL EL SALVADOR                                                   $    274,375               0.20%
                                                                    ------------               ----

FRANCE
French Treasury Note                                 400,000        $    548,559               0.41%
  4.75%, due 7/12/07
                                                                    ------------               ----
TOTAL FRANCE                                                        $    548,559               0.41%
                                                                    ------------               ----

GERMANY
Bundesobligation Series 138                          145,000        $    195,116               0.15%
  4.50%, due 8/18/06
Deutsche Bundesrepublik Series 00                    350,000        $    614,566               0.46%
  6.25%, due 1/4/30
Deutsche Bundesrepublik Series 01                  1,405,000        $  2,024,649               1.51%
  5.00%, due 7/4/11
Deutsche Bundesrepublik Series 98                    704,000        $    984,783               0.73%
  5.25%, due 1/4/08
Deutsche Bundesrepublik Series 98                    125,000        $    173,641               0.13%
  4.75%, due 7/4/08
Deutsche Bundesrepublik Series 99                  2,610,000        $  3,520,927               2.62%
  3.75%, due 1/4/09 (l)
Deutsche Bundesrepublik Series 99                    450,000        $    650,598               0.48%
  5.375%, due 1/4/10
                                                                    ------------               ----
TOTAL GERMANY                                                       $  8,164,280               6.08%
                                                                    ------------               ----

GREAT BRITAIN (UK)
United Kingdom Treasury Bond              L          247,000        $    456,207               0.34%
  4.00%, due 3/7/09
United Kingdom Treasury Bond              L          300,000        $    542,178               0.40%
  4.25%, due 6/7/32

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT             MARKET VALUE          % NET ASSETS
United Kingdom Treasury Bond                                    L          100,000       $    193,344              0.14%
  5.00%, due 3/7/12
United Kingdom Treasury Bond                                    L          175,000       $    400,263              0.30%
  6.00%, due 12/7/28
United Kingdom Treasury Bond                                    L          465,000       $    952,448              0.71%
  6.25%, due 11/25/10
United Kingdom Treasury Bond                                    L          140,000       $    365,849              0.27%
  8.00%, due 6/7/21
                                                                                         ------------              ----
TOTAL GREAT BRITAIN (UK)                                                                 $  2,910,289              2.16%
                                                                                         ------------              ----

GREECE
Hellenic Republic                                                        1,200,000       $  1,670,124              1.24%
  4.50%, due 5/20/14
Hellenic Republic                                                          406,000       $    652,268              0.49%
  5.90%, due 10/22/22
                                                                                         ------------              ----
TOTAL GREECE                                                                             $  2,322,392              1.73%
                                                                                         ------------              ----

ITALY
Buoni Poliennali del Tesero                                                600,000       $    880,110              0.66%
  5.50%, due 11/1/10
Buoni Poliennali del Tesoro                                                321,000       $    429,095              0.32%
  5.25%, due 12/15/05
Buoni Poliennali del Tesoro                                                372,000       $    659,395              0.49%
  6.50%, due 11/1/27
Republic of Italy                                               Y       30,000,000       $    322,079              0.24%
  3.80%, due 3/27/08
                                                                                         ------------              ----
TOTAL ITALY                                                                              $  2,290,679              1.71%
                                                                                         ------------              ----

JAPAN
Development Bank of Japan                                       Y      140,000,000       $  1,393,596              1.04%
  1.60%, due 6/20/14
Development Bank of Japan Series INTL                           Y       41,000,000       $    342,540              0.26%
  1.05%, due 6/20/23
Japan Finance Corp. for Municipal Enterprises Series INTL       Y      120,000,000       $  1,207,256              0.90%
  1.55%, due 2/21/12
                                                                                         ------------              ----
TOTAL JAPAN                                                                              $  2,943,392              2.20%
                                                                                         ------------              ----

MEXICO
United Mexican States                                           $           15,000       $     15,150              0.01%
  4.625%, due 10/8/08
United Mexican States                                           $          180,000       $    216,630              0.16%
  8.125%, due 12/30/19
                                                                                         ------------              ----
TOTAL MEXICO                                                                             $    231,780              0.17%
                                                                                         ------------              ----

                                                    SHARES/PRINCIPAL
                                                         AMOUNT        MARKET VALUE   % NET ASSETS
NETHERLANDS
Netherlands Government                                       634,000   $    855,376       0.64%
  3.75%, due 7/15/09
                                                                       ------------       ----
TOTAL NETHERLANDS                                                      $    855,376       0.64%
                                                                       ------------       ----
NORWAY
Norwegian Government                                NK     4,865,000   $    828,824       0.62%
  6.75%, due 1/15/07
                                                                       -------------      -----
TOTAL NORWAY                                                           $    828,824       0.62%
                                                                       ------------       ----
PANAMA
Republic of Panama                                  $        350,000   $    385,000       0.29%
  8.25%, due 4/22/08
                                                                       ------------       ----
TOTAL PANAMA                                                           $    385,000       0.29%
                                                                       ------------       ----
PHILIPPINES
Republic of Philippines                             $        250,000   $    248,438       0.19%
  9.50%, due 2/2/30
Republic of Philippines                             $        200,000   $    212,250       0.16%
  9.875%, due 1/15/19
                                                                       ------------       ----
TOTAL PHILIPPINES                                                      $    460,688       0.35%
                                                                       ------------       ----
PORTUGAL
Portugal Obrigacoes do Tesouro OT                            335,000   $    440,902       0.33%
  3.00%, due 7/17/06
                                                                       ------------       ----
TOTAL PORTUGAL                                                         $    440,902       0.33%
                                                                       ------------       ----
RUSSIA
Russian Federation Series REGS                      $      1,007,000   $  1,057,149       0.79%
  5.00%, due 3/31/30 -- 7.50%, beginning 3/31/07
Russian Federation Series REGS                      $        204,000   $    224,502       0.17%
  8.25%, due 3/31/10
Russian Federation Series REGS                      $        183,000   $    205,637       0.15%
  10.00%, due 6/26/07
                                                                       ------------       ----
TOTAL RUSSIA                                                           $  1,487,288       1.11%
                                                                       ------------       ----
SOUTH AFRICA
Republic of South Africa Series E                            100,000   $    145,072       0.11%
  7.00%, due 4/10/08
                                                                       ------------       ----
TOTAL SOUTH AFRICA                                                     $    145,072       0.11%
                                                                       ------------       ----

                                                           SHARES/PRINCIPAL
                                                                AMOUNT        MARKET VALUE   % NET ASSETS
SWEDEN
Swedish Government Series 1043                               SK 3,070,000     $    473,596      0.35%
  5.00%, due 1/28/09 (l)
Swedish Government Series 1045                               $  2,000,000     $    316,776      0.24%
  5.25%, due 3/15/11
                                                                              ------------     -----
TOTAL SWEDEN                                                                  $    790,372      0.59%
                                                                              ------------     -----
TURKEY
Republic of Turkey                                           $    470,000     $    464,712      0.35%
  7.375%, due 2/5/25
                                                                              ------------     -----
TOTAL TURKEY                                                                  $    464,712      0.35%
                                                                              ------------     -----
UKRAINE
Ukraine Government                                           $    175,000     $    184,188      0.14%
  6.875%, due 3/4/11 (c)
                                                                              ------------     -----
TOTAL UKRAINE                                                                 $    184,188      0.14%
                                                                              ------------     -----
VENEZUELA
Republic of Venezuela                                        $    181,000     $    241,273      0.18%
  13.625%, due 8/15/18
                                                                              ------------     -----
TOTAL VENEZUELA                                                               $    241,273      0.18%
                                                                              ------------     -----
TOTAL FOREIGN GOVERNMENT TREASURY                                             $ 32,227,568     24.02%
                                                                              ------------     -----
PREFERRED STOCK
MEDIA
Haights Cross Communications, Inc. 16.00% Class B (f)(g)            3,700     $    199,800      0.15%
Paxson Communications Corp. (k)                                        15     $    120,868      0.09%
Ziff Davis Media, Inc. (a)(g)                                          48     $     33,120      0.02%
                                                                              ------------     -----
TOTAL MEDIA                                                                   $    353,788      0.26%
                                                                              ------------     -----
REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                            358     $    533,420      0.40%
                                                                              ------------     -----
TOTAL REAL ESTATE                                                             $    533,420      0.40%
                                                                              ------------     -----
TOTAL PREFERRED STOCK                                                         $    887,208      0.66%
                                                                              ------------     -----
REVENUE BONDS
Harris County Texas Industrial Development Corp.             $    120,000     $    122,103      0.09%
  5.683%, due 3/1/23
                                                                              ------------     -----
TOTAL REVENUE BONDS                                                           $    122,103      0.09%
                                                                              ------------     -----
U.S. TREASURY BONDS
United States Treasury Bond                                  $    390,000     $    436,268      0.32%
  5.375%, due 2/15/31
United States Treasury Bond                                  $    175,000     $    209,884      0.16%
  6.25%, due 8/15/23
United States Treasury Bond                                  $    305,000     $    394,166      0.29%
  6.875%, due 8/15/25
United States Treasury Bond                                  $    190,000     $    279,241      0.21%
  8.75%, due 8/15/20
                                                                              ------------     -----
TOTAL U.S. TREASURY BONDS                                                     $  1,319,559      0.98%
                                                                              ------------     -----
U.S. TREASURY NOTES
United States Treasury Note                                  $    630,000     $    622,125      0.46%
  3.00%, due 2/15/08 (o)
United States Treasury Note                                  $    635,000     $    640,854      0.48%
  4.25%, due 11/15/14
United States Treasury Note                                  $  1,005,000     $  1,014,305      0.76%
  4.25%, due 8/15/14

                                                                            SHARES/PRINCIPAL
                                                                                 AMOUNT       MARKET VALUE  % NET ASSETS
United States Treasury Note                                                   $  1,620,000    $  1,651,577      1.23%
  4.625%, due 5/15/06 (o)
United States Treasury Note                                                   $  1,125,000    $  1,149,653      0.86%
  5.75%, due 11/15/05 (o)
United States Treasury Note                                                   $  1,015,000    $  1,114,120      0.83%
  6.00%, due 8/15/09
                                                                                              ------------      ----
TOTAL U.S. TREASURY NOTES                                                                     $  6,192,634      4.62%
                                                                                              ------------      ----
WARRANTS
DIVERSIFIED FINANCIAL SERVICES
ASAT Finance LLC Strike @ $18.60 Expire 11/1/06 (a)(c)(g)                              175    $          2      0.00%(b)
                                                                                              ------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                          $          2      0.00%(b)
                                                                                              ------------      ----
MEDIA
Haights Cross Communications, Inc. Strike price $0.001 Expire (a)(f)(g)(j)               6    $          0      0.00%(b)
Haights Cross Communications, Inc. Strike price $0.001 Expire                        3,350    $         34      0.00%(b)
12/10/11 Preferred Class A (a)(g)(f)(j)
Ono Finance PLC Expire 2/15/11(a)(c)(g)(j)                                             405    $          4      0.00%(b)
Ziff Davis Media, Inc. Strike @ $0.001 Expire 8/12/12 (a)(c)                         8,954    $        895      0.00%(b)
                                                                                              ------------      ----
TOTAL MEDIA                                                                                   $        933      0.00%(b)
                                                                                              ------------      ----
METALS & MINING
ACP Holding Co. Strike @ $0.01 Expire 10/7/13 (a)(c)(g)                             42,051    $     75,692      0.06%
                                                                                              ------------      ----
TOTAL METALS & MINING                                                                         $     75,692      0.06%
                                                                                              ------------      ----
WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Class A Expire 12/2/12 (a)(f)(g)(j)                        9,411    $     11,764      0.01%
NEON Communications, Inc. Expire 12/2/12 (a)(f)(g)(j)                               28,559    $        286      0.00%(b)
UbiquiTel, Inc. Strike @ $22.74 Expire 4/15/10(a)(c)(g)                                225    $          2      0.00%(b)
                                                                                              ------------      ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                                     $     12,052      0.01%
                                                                                              ------------      ----
TOTAL WARRANTS                                                                                $     88,679      0.07%
                                                                                              ------------      ----
YANKEE BONDS (p)
CONTAINERS & PACKAGING
Smurfit Capital Funding PLC                                                   $    185,000    $    184,075      0.14%
  7.50%, due 11/20/25
                                                                                              ------------      ----
TOTAL CONTAINERS & PACKAGING                                                                  $    184,075      0.14%
                                                                                              ------------      ----
ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                                    $    350,123    $    400,016      0.30%
  10.00%, due 11/5/10
Petroleum Geo-Services ASA                                                    $     48,634    $     49,606      0.04%
  8.00%, due 11/5/06
                                                                                              ------------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                             $    449,622      0.34%
                                                                                              ------------      ----
FOREIGN GOVERNMENTS
Financement Quebec                                                            $    190,000    $    197,463      0.15%
  5.00%, due 10/25/12
                                                                                              ------------      ----
TOTAL FOREIGN GOVERNMENTS                                                                     $    197,463      0.15%
                                                                                              ------------      ----

                                                          SHARES/PRINCIPAL
                                                               AMOUNT        MARKET VALUE   % NET ASSETS
INSURANCE
Fairfax Financial Holdings Ltd.                              $   95,000      $     97,137       0.07%
  7.75%, due 4/26/12
Fairfax Financial Holdings Ltd.                              $   35,000      $     31,850       0.02%
  7.75%, due 7/15/37
Fairfax Financial Holdings Ltd.                              $   15,000      $     14,700       0.01%
  7.375%, due 4/15/18
Fairfax Financial Holdings Ltd.                              $   15,000      $     14,888       0.01%
  8.30%, due 4/15/26
Montpelier Re Holdings Ltd.                                  $  255,000      $    263,802       0.20%
  6.125%, due 8/15/13
                                                                             ------------       ----
TOTAL INSURANCE                                                              $    422,377       0.31%
                                                                             ------------       ----
METALS & MINING
Algoma Steel, Inc.                                           $  234,000      $    258,570       0.19%
  11.00%, due 12/31/09 (g)
                                                                             ------------       ----
TOTAL METALS & MINING                                                        $    258,570       0.19%
                                                                             ------------       ----
OIL & GAS
YPF Sociedad Anonima                                         $   60,000      $     66,750       0.05%
  9.125%, due 2/24/09
                                                                             ------------       ----
TOTAL OIL & GAS                                                              $     66,750       0.05%
                                                                             ------------       ----
PAPER & FOREST PRODUCTS
Tembec Industries, Inc.                                      $   95,000      $     94,406       0.07%
  8.625%, due 6/30/09
                                                                             ------------       ----
TOTAL PAPER & FOREST PRODUCTS                                                $     94,406       0.07%
                                                                             ------------       ----
ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.      $  150,000      $    151,124       0.11%
  11.75%, due 6/15/09
                                                                             ------------       ----
TOTAL ROAD & RAIL                                                            $    151,124       0.11%
                                                                             ------------       ----
TOTAL YANKEE BONDS                                                           $  1,824,387       1.36%
                                                                             ------------      -----
TOTAL LONG-TERM INVESTMENTS                                                  $125,107,854      93.19%
                                                                             ------------      -----
COMMERCIAL PAPER
American Express Credit Corp.                                $4,000,000      $  3,998,465       2.98%
  2.30% due 2/7/05
American General Finance Corp.                               $3,000,000      $  3,000,000       2.23%
  2.24% due 2/1/05
Federal National Mortgage Association                        $  445,000      $    445,000       0.33%
  2.23% due 2/1/05
Goldman Sachs Group, Inc. (The)                              $2,275,000      $  2,272,377       1.69%
  2.44% due 2/18/05

                                                SHARES/PRINCIPAL
                                                    AMOUNT         MARKET VALUE    % NET ASSETS
Harvard University                                $  3,395,000     $  3,379,910         2.52%
  2.50% due 4/6/05
KfW International Finance, Inc.                   $  1,600,000     $  1,599,373         1.19%
  2.35% due 2/7/05
Merck & Co., Inc.                                 $  1,240,000     $  1,239,431         0.92%
  2.36% due 2/8/05
UBS Finance (Delaware) LLC                        $    340,000     $    340,000         0.25%
  2.47% due 2/1/05
                                                                   ------------       ------
TOTAL COMMERCIAL PAPER                                             $ 16,274,556        12.11%
                                                                   ------------       ------

INVESTMENT COMPANY
AIM Institutional Funds Group (r)                      117,495     $    117,495         0.09%
                                                                   ------------       ------
TOTAL INVESTMENT COMPANY                                           $    117,495         0.09%
                                                                   ------------       ------

REPURCHASE AGREEMENTS
CS First Boston LLC
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $1,000,071 (r)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $1,118,180
  and a Market Value of
  $1,020,036)                                        1,000,000     $  1,000,000         0.75%
Lehman Brothers, Inc.
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $200,014 (r)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $272,112
  and a Market Value of
  $226,818)                                            200,000     $    200,000         0.15%
                                                                   ------------       ------
TOTAL REPURCHASE AGREEMENTS                                        $  1,200,000         0.90%
                                                                   ------------       ------
TOTAL SHORT-TERM INVESTMENTS                                       $ 17,592,051        13.10%
                                                                   ------------       ------
TOTAL INVESTMENTS
  (COST $134,093,137) (s)                                          $142,699,905(t)    106.29%
Liabilities in Excess of Cash and Other Assets                     $ (8,449,886)       (6.29)%
                                                                   ------------       ------
NET ASSETS                                                         $134,250,019       100.00%
                                                                   ============       ======

(a)   Non-income producing security.

(b)   Less than one tenth of a percent.

(c)   May be sold to institutional investors only.

(d)   Issue in default.

(e)   Represents a security of which a portion is out on loan.

(f)   Restricted security.

(g)   Illiquid security.

(h)   Partially segregated as collateral for unfunded loan commitments.

(i)   Floating rate. Rate shown is the rate in effect at January 31, 2005.

(j)   Fair valued security.

(k) PIK ("Payment in Kind")-Dividend payment is made with additional securities.

(l)   Partially segregated for foreign currency forward contracts.

(m)   Brady bond.

(n) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual amount and the maturity date will be determined upon settlement. The market value of these securities at January 31, 2005 is $8,817,244.

(o)   Segregated as collateral for TBA.

(p) Yankee bond--Dollar-denominated bonds issued in the United States by foreign banks and corporations.

(q) LYON-Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(r) Represents a security, or portion thereof, purchased with cash collateral received for securities on loan.

(s)   The cost for federal income tax purposes is $137,248,518.

(t) At January 31, 2005, net unrealized appreciation was $5,451,390 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $7,376,329 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,924,939.

      The following abbreviations are used in the above portfolio:
      A$-Australian Dollar.
      C$-Canadian Dollar.
      DK-Danish Krone.
      E-Euro.
      Y-Japanese Yen.
      NK-Norwegian Krone.
      L-Pound Sterling.
      SK-Swedish Krona.
      $-U.S. Dollar.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                       SHARES/PRINCIPAL
                                            AMOUNT        MARKET VALUE   % NET ASSETS
MAINSTAY EQUITY INDEX FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                            45,570        $  2,305,843       0.38%
General Dynamics Corp.                      10,804        $  1,115,513       0.18%
Goodrich Corp.                               6,358        $    218,080       0.04%
Honeywell International, Inc.               46,692        $  1,679,976       0.27%
L-3 Communications Holdings, Inc.            6,200        $    442,742       0.07%
Lockheed Martin Corp.                       23,974        $  1,385,938       0.23%
Northrop Grumman Corp.                      19,986        $  1,036,873       0.17%
Raytheon Co.                                24,327        $    909,831       0.15%
Rockwell Collins, Inc.                       9,815        $    421,065       0.07%
United Technologies Corp.                   27,651        $  2,783,904       0.45%
                                                          ------------       ----
TOTAL AEROSPACE & DEFENSE                                 $ 12,299,765       2.01%
                                                          ------------       ----
AIR FREIGHT & LOGISTICS
FedEx Corp.                                 16,332        $  1,562,157       0.26%
Ryder System, Inc.                           3,508        $    159,789       0.03%
United Parcel Service, Inc. Class B         60,707        $  4,533,599       0.74%
                                                          ------------       ----
TOTAL AIR FREIGHT & LOGISTICS                             $  6,255,545       1.03%
                                                          ------------       ----
AIRLINES
Delta Air Lines, Inc. (a) (d)                6,817        $     36,743       0.01%
Southwest Airlines Co.                      42,682        $    618,035       0.10%
                                                          ------------       ----
TOTAL AIRLINES                                            $    654,778       0.11%
                                                          ------------       ----
AUTO COMPONENTS
Cooper Tire & Rubber Co.                     3,919        $     84,688       0.01%
Dana Corp.                                   8,088        $    128,358       0.02%
Delphi Corp.                                30,431        $    230,964       0.04%
Goodyear Tire & Rubber Co. (The) (a)         9,609        $    148,362       0.02%
Johnson Controls, Inc.                      10,304        $    609,585       0.10%
Visteon Corp.                                7,069        $     52,453       0.01%

                                    SHARES/PRINCIPAL
                                         AMOUNT        MARKET VALUE   % NET ASSETS
                                                       ------------       ----
TOTAL AUTO COMPONENTS                                  $  1,254,410       0.20%
                                                       ------------       ----
AUTOMOBILES
Ford Motor Co.                           99,489        $  1,310,272       0.21%
General Motors Corp.                     30,651        $  1,128,262       0.18%
Harley-Davidson, Inc.                    15,985        $    960,858       0.16%
                                                       ------------       ----
TOTAL AUTOMOBILES                                      $  3,399,392       0.55%
                                                       ------------       ----
BEVERAGES
Adolph Coors Co. Class B                  2,025        $    151,064       0.02%
Anheuser-Busch Cos., Inc.                42,907        $  2,110,166       0.34%
Brown-Forman Corp. Class B                6,637        $    320,104       0.05%
Coca-Cola Co. (The) (c)                 131,088        $  5,438,841       0.89%
Coca-Cola Enterprises, Inc.              25,418        $    557,925       0.09%
Pepsi Bottling Group, Inc. (The)         13,598        $    371,905       0.06%
PepsiCo, Inc.                            91,323        $  4,904,045       0.80%
                                                       ------------       ----
TOTAL BEVERAGES                                        $ 13,854,050       2.25%
                                                       ------------       ----
BIOTECHNOLOGY
Amgen, Inc. (a)                          68,825        $  4,283,669       0.70%
Biogen Idec, Inc. (a)                    18,073        $  1,174,022       0.19%
Chiron Corp. (a)                         10,184        $    334,544       0.05%
Genzyme Corp. (a)                        13,490        $    785,253       0.13%
Gilead Sciences, Inc. (a)                23,444        $    775,996       0.13%
MedImmune, Inc. (a)                      13,545        $    320,407       0.05%
                                                       ------------       ----
TOTAL BIOTECHNOLOGY                                    $  7,673,891       1.25%
                                                       ------------       ----
BUILDING PRODUCTS
American Standard Cos., Inc. (a)         11,834        $    473,833       0.08%
Masco Corp.                              24,280        $    893,506       0.15%
                                                       ------------       ----
TOTAL BUILDING PRODUCTS                                $  1,367,339       0.23%
                                                       ------------       ----
CAPITAL MARKETS
Bank of New York Co., Inc. (The)         41,931        $  1,245,770       0.20%
Bear Stearns Cos., Inc. (The)             5,556        $    561,489       0.09%
Charles Schwab Corp. (The)               73,877        $    830,377       0.14%
E*TRADE Financial Corp. (a)              19,862        $    273,102       0.04%
Federated Investors, Inc. Class B         5,956        $    174,987       0.03%
Franklin Resources, Inc.                 13,580        $    921,539       0.15%
Goldman Sachs Group, Inc. (The)          26,211        $  2,826,856       0.46%

                                           SHARES/PRINCIPAL
                                                AMOUNT        MARKET VALUE   % NET ASSETS
Janus Capital Group, Inc.                       12,957        $    192,152      0.03%
Lehman Brothers Holdings, Inc.                  14,564        $  1,328,091      0.22%
Mellon Financial Corp.                          22,976        $    674,346      0.11%
Merrill Lynch & Co., Inc.                       50,486        $  3,032,694      0.50%
Morgan Stanley                                  59,357        $  3,321,618      0.54%
Northern Trust Corp.                            11,899        $    519,273      0.08%
State Street Corp.                              18,268        $    818,590      0.13%
T. Rowe Price Group, Inc.                        6,866        $    410,930      0.07%
                                                              ------------      ----
TOTAL CAPITAL MARKETS                                         $ 17,131,814      2.79%
                                                              ------------      ----
CHEMICALS
Air Products & Chemicals, Inc.                  12,305        $    724,888      0.12%
Dow Chemical Co. (The)                          51,169        $  2,543,103      0.42%
E.I. du Pont de Nemours & Co.                   53,928        $  2,564,815      0.42%
Eastman Chemical Co.                             4,230        $    229,055      0.04%
Ecolab, Inc.                                    13,956        $    469,619      0.08%
Engelhard Corp.                                  6,818        $    204,881      0.03%
Great Lakes Chemical Corp.                       2,709        $     71,653      0.01%
Hercules, Inc. (a)                               6,125        $     88,874      0.01%
International Flavors & Fragrances, Inc.         5,090        $    214,900      0.04%
Monsanto Co.                                    14,290        $    773,522      0.13%
PPG Industries, Inc.                             9,369        $    644,400      0.11%
Praxair, Inc.                                   17,632        $    760,820      0.12%
Rohm & Haas Co.                                 12,081        $    534,461      0.09%
Sigma-Aldrich Corp.                              3,757        $    236,127      0.04%
                                                              ------------      ----
TOTAL CHEMICALS                                               $ 10,061,118      1.66%
                                                              ------------      ----
COMMERCIAL BANKS
AmSouth Bancorp                                 19,064        $    475,456      0.08%
Bank of America Corp.                          218,916        $ 10,151,134      1.66%
BB&T Corp.                                      29,998        $  1,184,021      0.19%
Comerica, Inc.                                   9,457        $    547,182      0.09%
Compass Bancshares, Inc.                         6,600        $    309,078      0.05%
Fifth Third Bancorp                             30,447        $  1,414,874      0.23%
First Horizon National Corp.                     6,753        $    287,475      0.05%
Huntington Bancshares, Inc.                     12,462        $    286,252      0.05%
KeyCorp                                         22,292        $    744,997      0.12%
M&T Bank Corp.                                   6,404        $    655,513      0.11%
Marshall & Ilsley Corp.                         12,110        $    518,429      0.08%

                                           SHARES/PRINCIPAL
                                                AMOUNT        MARKET VALUE   % NET ASSETS
National City Corp.                             36,751        $  1,306,499        0.21%
North Fork Bancorporation, Inc.                 25,395        $    728,837        0.12%
PNC Financial Services Group, Inc. (The)        15,324        $    825,504        0.13%
Regions Financial Corp.                         25,261        $    808,351        0.13%
SunTrust Banks, Inc.                            20,163        $  1,452,139        0.24%
Synovus Financial Corp.                         16,762        $    454,754        0.07%
U.S. Bancorp                                   101,326        $  3,044,848        0.50%
Wachovia Corp.                                  86,872        $  4,764,931        0.78%
Wells Fargo & Co.                               91,647        $  5,617,962        0.92%
Zions Bancorp                                    4,868        $    330,148        0.05%
                                                              ------------        ----
TOTAL COMMERCIAL BANKS                                        $ 35,908,384        5.86%
                                                              ------------        ----
COMMERCIAL SERVICES & SUPPLIES
Allied Waste Industries, Inc. (a)               17,304        $    143,796        0.02%
Apollo Group, Inc. Class A (a)                  10,040        $    785,028        0.13%
Avery Dennison Corp.                             6,083        $    365,530        0.06%
Cendant Corp.                                   57,306        $  1,349,557        0.22%
Cintas Corp.                                     9,306        $    404,811        0.07%
Donnelley (R.R.) & Sons Co.                     11,931        $    399,091        0.07%
Equifax, Inc.                                    7,373        $    208,656        0.03%
H&R Block, Inc.                                  9,097        $    439,475        0.07%
Monster Worldwide, Inc. (a)                      6,390        $    199,943        0.03%
Pitney Bowes, Inc.                              12,524        $    560,324        0.09%
Robert Half International, Inc.                  9,265        $    281,101        0.05%
Waste Management, Inc.                          31,065        $    900,885        0.15%
                                                              ------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                          $  6,038,197        0.99%
                                                              ------------        ----
COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                44,103        $    113,345        0.02%
Andrew Corp. (a)                                 8,754        $    114,327        0.02%
Avaya, Inc. (a)                                 24,578        $    352,693        0.06%
CIENA Corp. (a)                                 30,900        $     78,795        0.01%
Cisco Systems, Inc. (a)                        357,336        $  6,446,342        1.05%
Comverse Technology, Inc. (a)                   10,637        $    237,737        0.04%
Corning, Inc. (a)                               75,592        $    826,976        0.14%
JDS Uniphase Corp. (a)                          78,168        $    167,280        0.03%
Lucent Technologies, Inc. (a)                  239,915        $    782,124        0.13%
Motorola, Inc.                                 132,123        $  2,079,614        0.34%
QLogic Corp. (a)                                 5,049        $    193,276        0.03%

                                               SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE     % NET ASSETS
QUALCOMM, Inc.                                        88,822        $ 3,307,731          0.54%
Scientific-Atlanta, Inc.                               8,149        $   246,997          0.04%
Tellabs, Inc. (a)                                     24,994        $   177,957          0.03%
                                                                    -----------          ----
TOTAL COMMUNICATIONS EQUIPMENT                                      $15,125,194          2.48%
                                                                    -----------          ----
COMPUTERS & PERIPHERALS
Apple Computer, Inc. (a)                              21,778        $ 1,674,728          0.27%
Dell, Inc. (a)                                       134,613        $ 5,621,440          0.92%
EMC Corp. (a)                                        130,529        $ 1,709,933          0.28%
Gateway, Inc. (a)                                     20,404        $    96,510          0.02%
Hewlett-Packard Co.                                  163,845        $ 3,209,721          0.52%
International Business Machines Corp.                 90,227        $ 8,429,005          1.38%
Lexmark International, Inc. Class A (a)                7,023        $   585,367          0.10%
NCR Corp. (a)                                         10,200        $   348,636          0.06%
Network Appliance, Inc. (a)                           19,451        $   619,320          0.10%
Sun Microsystems, Inc. (a)                           182,272        $   794,706          0.13%
                                                                    -----------          ----
TOTAL COMPUTERS & PERIPHERALS                                       $23,089,366          3.78%
                                                                    -----------          ----
CONSTRUCTION & ENGINEERING
Fluor Corp.                                            4,457        $   238,628          0.04%
                                                                    -----------          ----
TOTAL CONSTRUCTION & ENGINEERING                                    $   238,628          0.04%
                                                                    -----------          ----
CONSTRUCTION MATERIALS
Vulcan Materials Co.                                   5,575        $   314,876          0.05%
                                                                    -----------          ----
TOTAL CONSTRUCTION MATERIALS                                        $   314,876          0.05%
                                                                    -----------          ----
CONSUMER FINANCE
American Express Co.                                  68,138        $ 3,635,162          0.59%
Capital One Financial Corp.                           13,174        $ 1,031,261          0.17%
MBNA Corp.                                            69,466        $ 1,846,405          0.30%
Providian Financial Corp. (a)                         15,807        $   263,661          0.04%
SLM Corp.                                             23,342        $ 1,171,536          0.19%
                                                                    -----------          ----
TOTAL CONSUMER FINANCE                                              $ 7,948,025          1.29%
                                                                    -----------          ----
CONTAINERS & PACKAGING
Ball Corp.                                             6,000        $   256,318          0.04%
Bemis Co., Inc.                                        5,802        $   168,258          0.03%
Pactiv Corp. (a)                                       8,125        $   180,456          0.03%
Sealed Air Corp. (a)                                   4,557        $   233,774          0.04%
Temple-Inland, Inc.                                    2,892        $   183,931          0.03%

                                                  SHARES / PRINCIPAL
                                                        AMOUNT        MARKET VALUE   % NET ASSETS
                                                                       -----------        ----
TOTAL CONTAINERS & PACKAGING                                           $ 1,022,737        0.17%
                                                                       -----------        ----
DISTRIBUTORS
Genuine Parts Co.                                          9,502       $   402,219        0.07%
                                                                       -----------        ----
TOTAL DISTRIBUTORS                                                     $   402,219        0.07%
                                                                       -----------        ----
DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                           11,400       $   460,218        0.08%
Citigroup, Inc.                                          281,286       $13,797,078        2.25%
JPMorgan Chase & Co.                                     193,059       $ 7,206,892        1.18%
Moody's Corp.                                              8,018       $   671,748        0.11%
Principal Financial Group, Inc.                           16,678       $   676,793        0.11%
                                                                       -----------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                   $22,812,729        3.73%
                                                                       -----------        ----
DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                              16,486       $   907,388        0.15%
AT&T Corp.                                                42,945       $   824,116        0.13%
BellSouth Corp.                                           99,365       $ 2,607,337        0.43%
CenturyTel, Inc.                                           7,316       $   238,502        0.04%
Citizens Communications Co.                               17,795       $   240,055        0.04%
Qwest Communications International, Inc. (a)              98,531       $   413,826        0.07%
SBC Communications, Inc.                                 179,829       $ 4,272,734        0.70%
Sprint Corp. (FON Group)                                  79,844       $ 1,902,684        0.31%
Verizon Communications, Inc.                             150,237       $ 5,346,935        0.87%
                                                                       -----------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           $16,753,577        2.74%
                                                                       -----------        ----
ELECTRIC UTILITIES
Allegheny Energy, Inc. (a)                                 7,421       $   143,522        0.02%
Ameren Corp.                                              10,585       $   530,521        0.09%
American Electric Power Co., Inc.                         21,442       $   755,831        0.12%
CenterPoint Energy, Inc.                                  16,668       $   187,516        0.03%
Cinergy Corp.                                              9,779       $   393,997        0.06%
CMS Energy Corp. (a)                                      10,298       $   108,437        0.02%
Consolidated Edison, Inc.                                 13,111       $   575,179        0.09%
Dominion Resources, Inc.                                  17,943       $ 1,244,862        0.20%
DTE Energy Co.                                             9,386       $   411,202        0.07%
Edison International                                      17,646       $   572,964        0.09%
Entergy Corp.                                             12,085       $   840,150        0.14%
Exelon Corp.                                              35,938       $ 1,590,258        0.26%
FirstEnergy Corp.                                         17,954       $   713,851        0.12%

                                              SHARES / PRINCIPAL
                                                    AMOUNT        MARKET VALUE       % NET ASSETS
FPL Group, Inc.                                       10,035      $   769,082             0.13%
PG&E Corp. (a)                                        21,804      $   763,140             0.12%
Pinnacle West Capital Corp.                            4,991      $   208,125             0.03%
PPL Corp.                                             10,298      $   556,092             0.09%
Progress Energy, Inc.                                 13,346      $   590,561             0.10%
Public Service Enterprise Group, Inc.                 12,796      $   674,988             0.11%
Southern Co. (The)                                    40,038      $ 1,352,082             0.22%
TECO Energy, Inc.                                     10,201      $   163,318             0.03%
TXU Corp.                                             12,988      $   898,770             0.15%
Xcel Energy, Inc.                                     21,698      $   394,688             0.06%
                                                                  -----------             ----
TOTAL ELECTRIC UTILITIES                                          $14,439,136             2.35%
                                                                  -----------             ----
ELECTRICAL EQUIPMENT
American Power Conversion Corp.                       10,815      $   230,036             0.04%
Cooper Industries, Ltd. Class A                        5,152      $   358,064             0.06%
Emerson Electric Co.                                  22,944      $ 1,542,755             0.25%
Power-One, Inc. (a)                                    4,577      $    34,007             0.01%
Rockwell Automation, Inc.                             10,051      $   569,390             0.09%
                                                                  -----------             ----
TOTAL ELECTRICAL EQUIPMENT                                        $ 2,734,252             0.45%
                                                                  -----------             ----
ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                        26,128      $   577,691             0.09%
Jabil Circuit, Inc. (a)                               10,922      $   257,432             0.04%
Molex, Inc.                                           10,284      $   295,357             0.05%
PerkinElmer, Inc.                                      6,967      $   160,171             0.03%
Sanmina-SCI Corp. (a)                                 27,551      $   170,265             0.03%
Solectron Corp. (a)                                   52,236      $   259,613             0.04%
Symbol Technologies, Inc.                             12,530      $   229,299             0.04%
Tektronix, Inc.                                        4,682      $   134,936             0.02%
Thermo Electron Corp. (a)                              8,806      $   263,653             0.04%
Waters Corp. (a)                                       6,459      $   317,008             0.05%
                                                                  -----------             ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          $ 2,665,425             0.43%
                                                                  -----------             ----
ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                    18,225      $   789,145             0.13%
BJ Services Co.                                        8,776      $   421,687             0.07%
Halliburton Co.                                       23,953      $   985,188             0.16%
Nabors Industries, Ltd. (a)                            8,120      $   409,248             0.07%
Noble Corp. (a)                                        7,304      $   389,668             0.06%

                                           SHARES / PRINCIPAL
                                                 AMOUNT       MARKET VALUE   % NET ASSETS
Rowan Cos., Inc. (a)                                5,675     $    159,809        0.03%
Schlumberger Ltd.                                  31,926     $  2,172,245        0.35%
Transocean, Inc. (a)                               17,440     $    767,363        0.13%
                                                              ------------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                             $  6,094,353        1.00%
                                                              ------------        ----
FOOD & STAPLES RETAILING
Albertson's, Inc.                                  19,912     $    455,592        0.07%
Costco Wholesale Corp.                             25,459     $  1,203,446        0.20%
CVS Corp.                                          21,641     $  1,003,059        0.16%
Kroger Co. (The) (a)                               40,094     $    685,607        0.11%
Safeway, Inc. (a)                                  24,209     $    456,340        0.07%
SUPERVALU, Inc.                                     7,284     $    230,248        0.04%
Sysco Corp.                                        34,727     $  1,214,404        0.20%
Walgreen Co.                                       55,411     $  2,361,064        0.39%
Wal-Mart Stores, Inc.                             229,554     $ 12,028,629        1.97%
                                                              ------------        ----
TOTAL FOOD & STAPLES RETAILING                                $ 19,638,389        3.21%
                                                              ------------        ----
FOOD PRODUCTS
Archer-Daniels-Midland Co.                         35,359     $    855,689        0.14%
Campbell Soup Co.                                  22,276     $    653,132        0.11%
ConAgra Foods, Inc.                                27,954     $    824,642        0.13%
General Mills, Inc.                                19,747     $  1,046,394        0.17%
H.J. Heinz Co.                                     18,965     $    717,066        0.12%
Hershey Foods Corp.                                13,414     $    784,585        0.13%
Kellogg Co.                                        22,471     $  1,003,106        0.16%
McCormick & Co., Inc.                               7,409     $    275,393        0.04%
Sara Lee Corp.                                     43,025     $  1,010,227        0.17%
Wm. Wrigley Jr. Co.                                12,166     $    856,365        0.14%
                                                              ------------        ----
TOTAL FOOD PRODUCTS                                           $  8,026,599        1.31%
                                                              ------------        ----
GAS UTILITIES
KeySpan Corp.                                       8,666     $    342,047        0.06%
Kinder Morgan, Inc.                                 6,746     $    506,220        0.08%
Nicor, Inc.                                         2,421     $     89,384        0.01%
NiSource, Inc.                                     14,327     $    328,088        0.05%
Peoples Energy Corp.                                2,022     $     86,603        0.01%
Sempra Energy                                      12,625     $    469,902        0.08%
                                                              ------------        ----
TOTAL GAS UTILITIES                                           $  1,822,244        0.29%
                                                              ------------        ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT       MARKET VALUE     % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
Applera Corp.-Applied Biosystems Group                  10,947     $   219,488          0.04%
Bausch & Lomb, Inc.                                      2,857     $   208,247          0.03%
Baxter International, Inc.                              33,435     $ 1,128,766          0.18%
Becton, Dickinson & Co.                                 13,711     $   776,729          0.13%
Biomet, Inc.                                            13,787     $   585,672          0.10%
Boston Scientific Corp. (a)                             45,803     $ 1,514,248          0.25%
C.R. Bard, Inc.                                          5,635     $   382,053          0.06%
Fisher Scientific International, Inc. (a)                6,226     $   393,172          0.06%
Guidant Corp.                                           17,287     $ 1,253,135          0.20%
Hospira, Inc. (a)                                        8,497     $   245,480          0.04%
Medtronic, Inc.                                         65,562     $ 3,441,348          0.56%
Millipore Corp. (a)                                      2,624     $   114,224          0.02%
St. Jude Medical, Inc. (a)                              19,180     $   753,391          0.12%
Stryker Corp.                                           21,772     $ 1,069,876          0.17%
Zimmer Holdings, Inc. (a)                               13,292     $ 1,048,075          0.17%
                                                                   -----------          ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             $13,133,904          2.13%
                                                                   -----------          ----
HEALTH CARE PROVIDERS & SERVICES
Aetna, Inc.                                              8,016     $ 1,018,433          0.17%
AmerisourceBergen Corp.                                  5,724     $   333,595          0.05%
Cardinal Health, Inc.                                   23,424     $ 1,319,240          0.22%
Caremark Rx, Inc. (a)                                   24,700     $   965,770          0.16%
CIGNA Corp.                                              7,326     $   587,912          0.10%
Express Scripts, Inc. (a)                                4,700     $   348,693          0.06%
HCA, Inc.                                               22,820     $ 1,015,946          0.17%
Health Management Associates, Inc. Class A              13,143     $   290,197          0.05%
Humana, Inc. (a)                                         8,663     $   296,881          0.05%
IMS Health, Inc.                                        12,692     $   296,739          0.05%
Laboratory Corp. of America Holdings (a)                 7,500     $   358,875          0.06%
Manor Care, Inc.                                         4,768     $   164,734          0.03%
McKesson Corp.                                          15,856     $   546,876          0.09%
Medco Health Solutions, Inc. (a)                        14,743     $   627,608          0.10%
Quest Diagnostics, Inc.                                  5,480     $   522,244          0.09%
Tenet Healthcare Corp. (a)                              25,336     $   251,586          0.04%
UnitedHealth Group, Inc.                                35,381     $ 3,145,371          0.51%
WellPoint, Inc. (a)                                     15,977     $ 1,941,205          0.32%
                                                                   -----------          ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                             $14,031,905          2.32%
                                                                   -----------          ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE      % NET ASSETS
HOTELS, RESTAURANTS & LEISURE
Carnival Corp.                                          34,304     $ 1,975,910          0.32%
Darden Restaurants, Inc.                                 8,583     $   253,712          0.04%
Harrah's Entertainment, Inc.                             6,123     $   387,218          0.06%
Hilton Hotels Corp.                                     20,539     $   456,983          0.07%
International Game Technology                           18,653     $   583,839          0.10%
Marriott International, Inc. Class A                    12,104     $   764,731          0.12%
McDonald's Corp.                                        68,185     $ 2,208,512          0.36%
Starbucks Corp. (a)                                     21,744     $ 1,174,176          0.19%
Starwood Hotels & Resorts Worldwide, Inc.               11,319     $   655,257          0.11%
Wendy's International, Inc.                              6,210     $   243,557          0.04%
Yum! Brands, Inc.                                       15,819     $   733,211          0.12%
                                                                   -----------          ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                $ 9,437,106          1.53%
                                                                   -----------          ----
HOUSEHOLD DURABLES
Black & Decker Corp. (The)                               4,247     $   349,953          0.06%
Centex Corp.                                             6,666     $   408,693          0.07%
Fortune Brands, Inc.                                     7,825     $   657,145          0.11%
KB HOME                                                  2,637     $   286,511          0.05%
Leggett & Platt, Inc.                                   10,439     $   297,512          0.05%
Maytag Corp.                                             4,294     $    67,458          0.01%
Newell Rubbermaid, Inc.                                 14,966     $   322,065          0.05%
Pulte Homes, Inc.                                        6,908     $   456,482          0.07%
Snap-on, Inc.                                            3,110     $   102,971          0.02%
Stanley Works (The)                                      4,473     $   212,737          0.03%
Whirlpool Corp.                                          3,635     $   248,124          0.04%
                                                                   -----------          ----
TOTAL HOUSEHOLD DURABLES                                           $ 3,409,651          0.56%
                                                                   -----------          ----
HOUSEHOLD PRODUCTS
Clorox Co. (The)                                         8,201     $   487,305          0.08%
Colgate-Palmolive Co.                                   28,741     $ 1,510,052          0.25%
Kimberly-Clark Corp.                                    26,508     $ 1,736,539          0.28%
Procter & Gamble Co. (The)                             137,437     $ 7,315,772          1.20%
                                                                   -----------          ----
TOTAL HOUSEHOLD PRODUCTS                                           $11,049,668          1.81%
                                                                   -----------          ----
INDUSTRIAL CONGLOMERATES
3M Co.                                                  42,165     $ 3,557,039          0.58%
General Electric Co. (c)                               572,948     $20,700,611          3.38%
Textron, Inc.                                            7,544     $   543,017          0.09%
Tyco International Ltd.                                109,070     $ 3,941,793          0.64%

                                              SHARES / PRINCIPAL
                                                    AMOUNT        MARKET VALUE   % NET ASSETS
                                                                  -----------         ----
TOTAL INDUSTRIAL CONGLOMERATES                                    $28,742,460         4.69%
                                                                  -----------         ----
INSURANCE
ACE, Ltd.                                           15,399        $   668,317         0.11%
AFLAC, Inc.                                         27,480        $ 1,085,735         0.18%
Allstate Corp. (The)                                37,268        $ 1,879,798         0.31%
Ambac Financial Group, Inc.                          5,904        $   453,899         0.07%
American International Group, Inc.                 141,167        $ 9,357,960         1.53%
Aon Corp.                                           17,005        $   386,694         0.06%
Chubb Corp. (The)                                   10,385        $   773,476         0.13%
Cincinnati Financial Corp.                           9,093        $   401,182         0.07%
Hartford Financial Services Group, Inc. (The)       15,945        $ 1,072,939         0.18%
Jefferson-Pilot Corp.                                7,440        $   371,257         0.06%
Lincoln National Corp.                               9,705        $   447,788         0.07%
Loews Corp.                                         10,022        $   681,496         0.11%
Marsh & McLennan Cos., Inc.                         28,413        $   923,422         0.15%
MBIA, Inc.                                           7,767        $   464,000         0.08%
MetLife, Inc.                                       40,351        $ 1,603,952         0.26%
Progressive Corp. (The)                             10,857        $   908,187         0.15%
Prudential Financial, Inc.                          27,791        $ 1,498,212         0.24%
SAFECO Corp.                                         6,879        $   318,496         0.05%
St. Paul Travelers Cos., Inc. (The)                 36,170        $ 1,357,819         0.22%
Torchmark Corp.                                      5,888        $   321,483         0.05%
UnumProvident Corp.                                 16,060        $   275,751         0.05%
XL Capital Ltd. Class A                              7,504        $   561,149         0.09%
                                                                  -----------         ----
TOTAL INSURANCE                                                   $25,813,012         4.22%
                                                                  -----------         ----
INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                      35,972        $ 2,931,718         0.48%
                                                                  -----------         ----
TOTAL INTERNET & CATALOG RETAIL                                   $ 2,931,718         0.48%
                                                                  -----------         ----
INTERNET SOFTWARE & SERVICES
Yahoo!, Inc. (a)                                    74,574        $ 2,625,751         0.43%
                                                                  -----------         ----
TOTAL INTERNET SOFTWARE & SERVICES                                $ 2,625,751         0.43%
                                                                  -----------         ----
IT SERVICES
Affiliated Computer Services, Inc. Class A (a)       7,016        $   380,197         0.06%
Automatic Data Processing, Inc.                     31,624        $ 1,375,012         0.22%
Computer Sciences Corp. (a)                         10,234        $   527,255         0.09%
Convergys Corp. (a)                                  7,746        $   110,690         0.02%

                                       SHARES / PRINCIPAL
                                             AMOUNT        MARKET VALUE   % NET ASSETS
Electronic Data Systems Corp.                   27,808       $  595,647         0.10%
First Data Corp.                                45,035       $1,834,727         0.30%
Fiserv, Inc. (a)                                10,568       $  404,226         0.07%
Paychex, Inc.                                   20,540       $  626,264         0.10%
Sabre Holdings Corp. Class A                     7,496       $  158,166         0.03%
SunGard Data Systems, Inc. (a)                  15,520       $  417,332         0.07%
Unisys Corp. (a)                                17,882       $  140,374         0.02%
                                                             ----------         ----
TOTAL IT SERVICES                                            $6,569,890         1.08%
                                                             ----------         ----
LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                  5,184       $  239,086         0.04%
Eastman Kodak Co.                               15,546       $  514,417         0.08%
Hasbro, Inc.                                     9,494       $  186,084         0.03%
Mattel, Inc.                                    22,464       $  436,924         0.07%
                                                             ----------         ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                           $1,376,511         0.22%
                                                             ----------         ----
MACHINERY
Caterpillar, Inc.                               18,558       $1,653,518         0.27%
Cummins, Inc.                                    2,373       $  184,312         0.03%
Danaher Corp.                                   16,751       $  919,294         0.15%
Deere & Co.                                     13,385       $  929,321         0.15%
Dover Corp.                                     11,018       $  421,989         0.07%
Eaton Corp.                                      8,271       $  562,344         0.09%
Illinois Tool Works, Inc.                       16,068       $1,397,593         0.23%
Ingersoll-Rand Co. Class A                       9,392       $  698,577         0.11%
ITT Industries, Inc.                             4,983       $  425,000         0.07%
Navistar International Corp. (a)                 3,697       $  143,888         0.02%
PACCAR, Inc.                                     9,468       $  669,009         0.11%
Pall Corp.                                       6,756       $  181,940         0.03%
Parker-Hannifin Corp.                            6,523       $  425,040         0.07%
                                                             ----------         ----
TOTAL MACHINERY                                              $8,611,825         1.40%
                                                             ----------         ----
MEDIA
Clear Channel Communications, Inc.              31,164       $1,010,649         0.17%
Comcast Corp. Class A (a)                      120,466       $3,877,804         0.63%
Dow Jones & Co., Inc.                            4,416       $  168,338         0.03%
Gannett Co., Inc.                               13,885       $1,111,356         0.18%
Interpublic Group of Cos., Inc. (The) (a)       22,898       $  298,819         0.05%
Knight-Ridder, Inc.                              4,186       $  272,551         0.04%

                                          SHARES / PRINCIPAL
                                                 AMOUNT       MARKET VALUE   % NET ASSETS
McGraw-Hill Cos., Inc. (The)                        10,360     $   937,581         0.15%
Meredith Corp.                                       2,758     $   132,465         0.02%
New York Times Co. (The) Class A                     7,947     $   308,979         0.05%
News Corp. Ltd. (The) Class A                      141,800     $ 2,410,600         0.39%
Omnicom Group, Inc.                                 10,130     $   859,936         0.14%
Time Warner, Inc. (a)                              248,104     $ 4,465,872         0.73%
Tribune Co.                                         17,322     $   692,533         0.11%
Univision Communications, Inc. Class A (a)          17,526     $   478,635         0.08%
Viacom, Inc. Class B                                92,514     $ 3,454,467         0.56%
Walt Disney Co. (The) (d)                          110,706     $ 3,169,512         0.52%
                                                               -----------         ----
TOTAL MEDIA                                                    $23,650,097         3.85%
                                                               -----------         ----
METALS & MINING
Alcoa, Inc.                                         47,278     $ 1,395,173         0.23%
Allegheny Technologies, Inc.                         5,059     $   121,416         0.02%
Freeport-McMoRan Copper & Gold, Inc.                 9,559     $   351,867         0.06%
Newmont Mining Corp.                                24,056     $ 1,000,490         0.16%
Nucor Corp.                                          8,636     $   484,997         0.08%
Phelps Dodge Corp.                                   5,200     $   500,759         0.08%
United States Steel Corp.                            6,105     $   316,239         0.05%
                                                               -----------         ----
TOTAL METALS & MINING                                          $ 4,170,941         0.68%
                                                               -----------         ----
MULTILINE RETAIL
Big Lots, Inc. (a)                                   6,274     $    70,645         0.01%
Dillard's, Inc. Class A                              4,520     $   118,605         0.02%
Dollar General Corp.                                17,860     $   360,950         0.06%
Family Dollar Stores, Inc.                           9,128     $   305,332         0.05%
Federated Department Stores, Inc.                    9,173     $   521,024         0.09%
J.C. Penney Co., Inc. Holding Co.                   15,487     $   661,604         0.11%
Kohl's Corp. (a)                                    18,571     $   873,023         0.14%
May Department Stores Co. (The)                     15,816     $   536,161         0.09%
Nordstrom, Inc.                                      7,625     $   367,907         0.06%
Sears, Roebuck and Co.                              11,261     $   565,866         0.09%
Target Corp.                                        48,531     $ 2,463,918         0.40%
                                                               -----------         ----
TOTAL MULTILINE RETAIL                                         $ 6,845,035         1.12%
                                                               -----------         ----
MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                                 34,637     $   486,650         0.08%
Calpine Corp. (a)(d)                                28,882     $    96,177         0.02%

                                          SHARES / PRINCIPAL
                                                AMOUNT       MARKET VALUE   % NET ASSETS
Constellation Energy Group, Inc.                   9,548     $   477,400        0.08%
Duke Energy Corp.                                 51,900     $ 1,390,400        0.23%
Dynegy, Inc. Class A (a)                          20,273     $    90,215        0.01%
El Paso Corp.                                     34,876     $   379,102        0.06%
Williams Cos., Inc. (The)                         30,141     $   506,671        0.08%
                                                             -----------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                    $ 3,426,615        0.56%
                                                             -----------        ----
OFFICE ELECTRONICS
Xerox Corp. (a)                                   51,720     $   821,314        0.13%
                                                             -----------        ----
TOTAL OFFICE ELECTRONICS                                     $   821,314        0.13%
                                                             -----------        ----
OIL & GAS
Amerada Hess Corp.                                 4,911     $   425,538        0.07%
Anadarko Petroleum Corp.                          13,405     $   887,547        0.15%
Apache Corp.                                      17,723     $   964,486        0.16%
Ashland, Inc.                                      3,766     $   231,156        0.04%
Burlington Resources, Inc.                        21,389     $   934,913        0.15%
ChevronTexaco Corp.                              114,822     $ 6,246,313        1.02%
ConocoPhillips                                    37,412     $ 3,471,462        0.57%
Devon Energy Corp.                                26,254     $ 1,067,750        0.17%
EOG Resources, Inc.                                6,356     $   471,933        0.08%
ExxonMobil Corp.                                 349,657     $18,042,302        2.95%
Kerr-McGee Corp.                                   8,142     $   502,770        0.08%
Marathon Oil Corp.                                18,769     $   726,925        0.12%
Occidental Petroleum Corp.                        21,430     $ 1,251,082        0.20%
Sunoco, Inc.                                       4,007     $   350,574        0.06%
Unocal Corp.                                      14,349     $   682,581        0.11%
Valero Energy Corp.                               13,906     $   723,529        0.12%
XTO Energy, Inc.                                  14,100     $   506,331        0.08%
                                                             -----------        ----
TOTAL OIL & GAS                                              $37,487,192        6.13%
                                                             -----------        ----
PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                             14,014     $   449,849        0.07%
International Paper Co.                           26,398     $ 1,033,483        0.17%
Louisiana-Pacific Corp.                            5,963     $   152,652        0.02%
MeadWestvaco Corp.                                10,932     $   315,826        0.05%
Weyerhaeuser Co.                                  13,078     $   816,067        0.13%
                                                             -----------        ----
TOTAL PAPER & FOREST PRODUCTS                                $ 2,767,877        0.44%
                                                             -----------        ----

                                          SHARES / PRINCIPAL
                                                AMOUNT       MARKET VALUE   % NET ASSETS
PERSONAL PRODUCTS
Alberto-Culver Co.                                 4,936     $    267,779       0.04%
Avon Products, Inc.                               25,673     $  1,083,915       0.18%
Gillette Co. (The)                                53,857     $  2,731,628       0.45%
                                                             ------------       ----
TOTAL PERSONAL PRODUCTS                                      $  4,083,322       0.67%
                                                             ------------       ----
PHARMACEUTICALS
Abbott Laboratories                               84,385     $  3,799,012       0.62%
Allergan, Inc.                                     7,132     $    541,677       0.09%
Bristol-Myers Squibb Co.                         105,525     $  2,473,506       0.40%
Forest Laboratories, Inc. (a)                     20,004     $    830,766       0.14%
Johnson & Johnson                                160,860     $ 10,407,641       1.70%
King Pharmaceuticals, Inc. (a)                    13,120     $    137,891       0.02%
Lilly (Eli) & Co.                                 61,372     $  3,328,817       0.54%
Merck & Co., Inc.                                120,391     $  3,376,966       0.55%
Mylan Laboratories, Inc.                          14,550     $    241,966       0.04%
Pfizer, Inc.                                     408,205     $  9,862,226       1.61%
Schering-Plough Corp.                             79,948     $  1,483,836       0.24%
Watson Pharmaceuticals, Inc. (a)                   5,848     $    174,446       0.03%
Wyeth                                             72,340     $  2,866,835       0.47%
                                                             ------------       ----
TOTAL PHARMACEUTICALS                                        $ 39,525,585       6.45%
                                                             ------------       ----
REAL ESTATE
Apartment Investment & Management Co. Class A      5,127     $    184,059       0.03%
Archstone-Smith Trust                             10,600     $    363,580       0.06%
Equity Office Properties Trust                    21,758     $    608,789       0.10%
Equity Residential                                15,166     $    478,336       0.08%
Plum Creek Timber Co., Inc.                        9,976     $    356,343       0.06%
ProLogis                                           9,688     $    369,500       0.06%
Simon Property Group, Inc.                        11,958     $    709,109       0.12%
                                                             ------------       ----
TOTAL REAL ESTATE                                            $  3,069,716       0.51%
                                                             ------------       ----
ROAD & RAIL
Burlington Northern Santa Fe Corp.                20,327     $    979,355       0.16%
CSX Corp.                                         11,617     $    464,331       0.08%
Norfolk Southern Corp.                            21,537     $    752,072       0.12%
Union Pacific Corp.                               14,080     $    839,167       0.14%
                                                             ------------       ----
TOTAL ROAD & RAIL                                            $  3,034,925       0.50%
                                                             ------------       ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Advanced Micro Devices, Inc. (a)                  20,968     $    331,295       0.05%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT       MARKET VALUE  % NET ASSETS
Altera Corp. (a)                                                    20,154     $   386,957       0.06%
Analog Devices, Inc.                                                20,572     $   738,329       0.12%
Applied Materials, Inc. (a)                                         92,144     $ 1,465,090       0.24%
Applied Micro Circuits Corp. (a)                                    17,023     $    56,346       0.01%
Broadcom Corp. Class A (a)                                          17,837     $   567,752       0.09%
Freescale Semiconductor, Inc. Class B (a)                           21,157     $   369,613       0.06%
Intel Corp.                                                        343,155     $ 7,703,830       1.26%
KLA-Tencor Corp. (a)                                                10,646     $   492,377       0.08%
Linear Technology Corp.                                             16,693     $   629,994       0.10%
LSI Logic Corp. (a)                                                 20,652     $   126,185       0.02%
Maxim Integrated Products, Inc.                                     17,508     $   682,987       0.11%
Micron Technology, Inc. (a)                                         33,152     $   345,112       0.06%
National Semiconductor Corp. (a)                                    19,380     $   328,104       0.05%
Novellus Systems, Inc. (a)                                           7,735     $   202,270       0.03%
NVIDIA Corp. (a)                                                     9,020     $   206,738       0.03%
PMC-Sierra, Inc. (a)                                                 9,243     $    95,018       0.02%
Teradyne, Inc. (a)                                                  10,221     $   143,401       0.02%
Texas Instruments, Inc.                                             93,948     $ 2,180,531       0.36%
Xilinx, Inc.                                                        18,754     $   547,429       0.09%
                                                                               -----------       ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                 $17,599,358       2.86%
                                                                               -----------       ----
SOFTWARE
Adobe Systems, Inc.                                                 12,989     $   739,074       0.12%
Autodesk, Inc.                                                      12,286     $   360,840       0.06%
BMC Software, Inc. (a)                                              12,056     $   202,902       0.03%
Citrix Systems, Inc. (a)                                             8,897     $   190,841       0.03%
Computer Associates International, Inc.                             31,668     $   861,051       0.14%
Compuware Corp. (a)                                                 20,951     $   144,562       0.02%
Electronic Arts, Inc. (a)                                           16,368     $ 1,053,118       0.17%
Intuit, Inc. (a)                                                    10,345     $   403,455       0.07%
Mercury Interactive Corp. (a)                                        4,627     $   202,524       0.03%
Microsoft Corp. (c)                                                589,254     $15,485,596       2.53%
Novell, Inc. (a)                                                    21,000     $   121,169       0.02%
Oracle Corp. (a)                                                   278,348     $ 3,832,852       0.63%
Parametric Technology Corp. (a)                                     14,724     $    83,926       0.01%
Siebel Systems, Inc. (a)                                            27,440     $   239,002       0.04%
Symantec Corp. (a)                                                  34,464     $   804,734       0.13%
VERITAS Software Corp. (a)                                          22,917     $   589,427       0.10%

                                                            SHARES / PRINCIPAL
                                                                    AMOUNT     MARKET VALUE  % NET ASSETS
                                                                               -----------       ----
TOTAL SOFTWARE                                                                 $25,315,073       4.13%
                                                                               -----------       ----
SPECIALTY RETAIL
AutoNation, Inc. (a)                                                14,795     $   281,697       0.05%
AutoZone, Inc. (a)                                                   4,361     $   389,219       0.06%
Bed Bath & Beyond, Inc. (a)                                         16,347     $   658,621       0.11%
Best Buy Co., Inc.                                                  17,637     $   948,694       0.16%
Circuit City Stores, Inc.                                           10,773     $   154,271       0.03%
Gap, Inc. (The)                                                     47,605     $ 1,047,787       0.17%
Home Depot, Inc. (The)                                             118,981     $ 4,909,156       0.80%
Limited Brands, Inc.                                                21,886     $   518,698       0.08%
Lowe's Cos., Inc.                                                   41,934     $ 2,389,819       0.39%
Office Depot, Inc. (a)                                              16,856     $   291,440       0.05%
OfficeMax, Inc.                                                      5,063     $   149,409       0.02%
RadioShack Corp.                                                     8,686     $   287,680       0.05%
Sherwin-Williams Co. (The)                                           7,656     $   330,740       0.05%
Staples, Inc.                                                       27,118     $   887,843       0.15%
Tiffany & Co.                                                        7,882     $   247,731       0.04%
TJX Cos., Inc. (The)                                                26,128     $   654,246       0.11%
Toys "R" Us, Inc. (a)                                               11,602     $   248,863       0.04%
                                                                               -----------       ----
TOTAL SPECIALTY RETAIL                                                         $14,395,914       2.36%
                                                                               -----------       ----
TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                     10,200     $   572,220       0.09%
Jones Apparel Group, Inc.                                            6,671     $   224,346       0.04%
Liz Claiborne, Inc.                                                  5,908     $   247,780       0.04%
NIKE, Inc. Class B                                                  14,204     $ 1,230,491       0.20%
Reebok International Ltd.                                            3,225     $   143,608       0.02%
V.F. Corp.                                                           5,987     $   318,208       0.05%
                                                                               -----------       ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                         $ 2,736,653       0.44%
                                                                               -----------       ----
THRIFTS & MORTGAGE FINANCE
Countrywide Financial Corp.                                         31,544     $ 1,167,128       0.19%
Federal Home Loan Mortgage Corp.                                    37,415     $ 2,442,824       0.40%
Federal National Mortgage Association                               52,523     $ 3,391,935       0.55%
Golden West Financial Corp.                                         16,572     $ 1,070,882       0.17%
MGIC Investment Corp.                                                5,246     $   335,219       0.05%
Sovereign Bancorp, Inc.                                             18,577     $   422,441       0.07%
Washington Mutual, Inc.                                             47,399     $ 1,912,550       0.31%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT       MARKET VALUE  % NET ASSETS
                                                                               ------------     -----
TOTAL THRIFTS & MORTGAGE FINANCE                                               $ 10,742,979      1.74%
                                                                               ------------     -----
TOBACCO
Altria Group, Inc.                                                 111,399     $  7,110,597      1.16%
Reynolds American, Inc.                                              8,046     $    647,059      0.11%
UST, Inc.                                                            9,052     $    458,574      0.07%
                                                                               ------------     -----
TOTAL TOBACCO                                                                  $  8,216,230      1.34%
                                                                               ------------     -----
TRADING COMPANIES & DISTRIBUTORS
Grainger (W.W.), Inc.                                                4,968     $    304,091      0.05%
                                                                               ------------     -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                                         $    304,091      0.05%
                                                                               ------------     -----
WIRELESS TELECOMMUNICATION SERVICES
Nextel Communications, Inc. Class A (a)                             60,288     $  1,729,664      0.28%
                                                                               ------------     -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                      $  1,729,664      0.28%
                                                                               ------------     -----
TOTAL COMMON STOCK                                                             $596,682,414     97.43%(f)
                                                                               ------------     -----
WARRANTS
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc. (a)                                        9,920     $     11,557     0.00%(b)
                                                                               ------------     -----
TOTAL COMMUNICATIONS EQUIPMENT                                                 $     11,557     0.00%(b)
                                                                               ------------     -----
TOTAL WARRANTS                                                                 $     11,557     0.00%(b)
                                                                               ------------     -----
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
General Electric Co.                                            $4,500,000     $  4,495,712      0.73%
  2.45% due 2/15/05 (c)
                                                                               ------------     -----
TOTAL COMMERCIAL PAPER                                                         $  4,495,712      0.73%
                                                                               ------------     -----
U.S. TREASURY BILLS
United States Treasury Bill
  2.37% due 4/28/05 (c)                                         $1,200,000     $  1,193,048      0.19%
United States Treasury Bill
  2.38% due 5/5/05 (c)                                          $9,900,000     $  9,837,115      1.61%

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT       MARKET VALUE  % NET ASSETS
                                                                               ------------     ----
TOTAL U.S. TREASURY BILLS                                                      $ 11,030,163     1.80%
                                                                               ------------     ----

INVESTMENT COMPANY
AIM Institutional Funds Group (e)                                   22,374     $     22,374     0.00%(b)
                                                                               ------------     ----
TOTAL INVESTMENT COMPANY                                                       $     22,374     0.00%(b)
                                                                               ------------     ----
REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $500,035 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $559,090 and a Market Value
   of $510,018)                                                 $  500,000     $    500,000     0.08%
                                                                               ------------     ----
Dresdner Kleinwort Wasserstein Securities, LCC
   2.57%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $2,000,143 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $2,034,250 and a Market Value
   of $2,100,070)                                               $2,000,000     $  2,000,000     0.33%
                                                                               ------------     ----
Merrill Lynch Pierce Fenner & Smith, Inc.
   2.58%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $500,036 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $491,341 and a Market Value
   of $525,010)                                                 $  500,000     $    500,000     0.08%
                                                                               ------------     ----
Morgan Stanley & Co., Inc.
   2.549%, dated 1/31/05

   due 2/1/05
   Proceeds at Maturity
   $50,004 (e)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $73,053 and a Market Value
   of $52,588)                                                  $   50,000     $    50,000        0.01%
                                                                              -------------     ------

Total Repurchase Agreements                                                    $ 3,050,000        0.50%
                                                                              -------------     ------
Total Short-Term Investments                                                   $18,598,249        3.04%
                                                                              -------------     ------

Total Investments

   (Cost $443,634,633) (g)                                                     $615,292,215     100.54%(h)
                                                                              -------------     ------
Liabilities in Excess of Cash and Other Assets                                ($  3,279,277)     -0.54%
                                                                              -------------     ------
Net Assets                                                                     $612,012,938     100.00%
                                                                              =============     ======

                                                                                UNREALIZED
                                                                CONTRACTS      APPRECIATION/
FUTURES CONTRACTS                                                 LONG         DEPRECIATION (i)
Standard & Poor's 500 Index
     March 2005                                                         52       ($111,462)      -0.02%
     Mini March 2005                                                     5             833        0.00%(b)
                                                                                 ---------       -----
Total Futures Contracts
     (Settlement Value
     $15,657,525) (f)                                                            ($110,629)      -0.02%
                                                                                 =========       =====

----------
(a) Non-income producing security.

(b) Less than one hundredth of a percent.

(c) Segregated or designated as collateral for futures contracts.

(d) Represents securities out on loan or a portion of which is out on loan.

(e) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(f) The combined market value of common stocks and settlement value of Standard & Poor's 500 Index futures contracts represents 100.1% of net assets.

(g) The cost for federal income tax purposes is $452,670,529.

(h) At January 31, 2005 net unrealized appreciation was $162,621,691, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $221,215,389 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $58,593,698.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2005.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                       SHARES / PRINCIPAL
                                                             AMOUNT         MARKET VALUE     % NET ASSETS
MAINSTAY GLOBAL HIGH INCOME FUND
BRADY BOND-GOVERNMENT
BRAZIL
Republic of Brazil Series 20 year                      $        4,356,248     $4,459,491          4.26%
  8.00%, due 4/15/14 (d)
Republic of Brazil Series RG                           $        1,610,307     $1,538,809          1.47%
  3.125%, due 4/15/12 (c)
                                                                              ----------          ----
TOTAL BRAZIL                                                                  $5,998,300          5.73%
                                                                              ----------          ----

NIGERIA
Central Bank of Nigeria Series WW                      $        1,250,000     $1,187,500          1.14%
  6.25%, due 11/15/20
                                                                              ----------          ----
TOTAL NIGERIA                                                                 $1,187,500          1.14%
                                                                              ----------          ----

PERU
Republic of Peru Series 20 year                        $        2,250,000     $2,086,874          2.00%
  4.50%, due 3/7/17 --- 5.00%, beginning 3/7/05 (e)
                                                                              ----------          ----
TOTAL PERU                                                                    $2,086,874          2.00%
                                                                              ----------          ----
VIETNAM
Socialist Republic of Vietnam Series 30 year           $          500,000     $  361,907          0.35%
  3.75%, due 3/12/28 --- 5.50%, beginning 3/12/07
                                                                              ----------          ----
TOTAL VIETNAM                                                                 $  361,907          0.35%
                                                                              ----------          ----
TOTAL BRADY BOND-GOVERNMENT                                                   $9,634,581          9.22%
                                                                              ----------          ----
CORPORATE BONDS
BERMUDA
AES China Generating Co., Ltd.                         $          300,000     $  310,264          0.30%
  8.25%, due 6/26/10
Asia Aluminum Holdings Ltd.                            $          500,000     $  500,000          0.48%
  8.00%, due 12/23/11 (b)
                                                                              ----------          ----
TOTAL BERMUDA                                                                 $  810,264          0.78%
                                                                              ----------          ----

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE    % NET ASSETS
CAYMAN ISLANDS
Banco Mercantil del Norte SA/Grand Cayman Series REGS     $          400,000    $    407,000        0.39%
  5.875%, due 2/17/14
CSN Islands VIII Corp.                                    $          580,000    $    614,074        0.59%
  9.75%, due 12/16/13 (b)
Votorantim Overseas III                                   $          200,000    $    202,500        0.19%
  7.875%, due 1/23/14 (b)
                                                                                ------------        ----
TOTAL CAYMAN ISLANDS                                                            $  1,223,574        1.17%
                                                                                ------------        ----
CHILE
AES Gener SA                                              $          350,000    $    356,125        0.34%
  7.50%, due 3/25/14
                                                                                ------------        ----
TOTAL CHILE                                                                     $    356,125        0.34%
                                                                                ------------        ----
COLOMBIA
Bavaria S.A.                                              $        1,085,000    $  1,190,788        1.14%
  8.875%, due 11/1/10 (b)
Chivor S.A. E.S.P.                                        $          500,000    $    516,250        0.49%
  9.75%, due 12/30/14 (b)
                                                                                ------------        ----
TOTAL COLOMBIA                                                                  $  1,707,038        1.63%
                                                                                ------------        ----
CZECH REPUBLIC
Oskar Mobile                                              E          300,000    $    420,551        0.40%
  7.50%, due 10/15/11 (b)(g)
                                                                                ------------        ----
TOTAL CZECH REPUBLIC                                                            $    420,551        0.40%
                                                                                ------------        ----
GERMANY
Citibank Global Markets Deutschland for Severstal         $          360,000    $    363,600        0.35%
  9.25%, due 4/19/14 (b)
Kyivstar GSM                                              $          430,000    $    481,600        0.46%
  10.375%, due 8/17/09 (b)
Morgan Stanley Bank AG for OAO Gazprom                    $          760,000    $    904,400        0.87%
  9.625%, due 3/1/13 (b)
Salomon Brothers AG Series REGS                           $          725,000    $    794,781        0.76%
  10.75%, due 1/15/09
                                                                                ------------        ----
TOTAL GERMANY                                                                   $  2,544,381        2.44%
                                                                                ------------        ----
HONG KONG
Panva Gas Holdings, Ltd.                                  $          500,000    $    529,157        0.51%
  8.25%, due 9/23/11
                                                                                ------------        ----
TOTAL HONG KONG                                                                 $    529,157        0.51%
                                                                                ------------        ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT         MARKET VALUE     % NET ASSETS
KAZAKHSTAN
Tengizchevroil LLP                                         $          150,000   $    151,312          0.14%
  6.124%, due 11/15/14 (b)
                                                                                ------------          ----
TOTAL KAZAKHSTAN                                                                $    151,312          0.14%
                                                                                ------------          ----

LUXEMBORG
Gazprom International S.A.                                 $          685,000   $    726,100          0.69%
  7.201%, due 2/1/20 (b)
Mobile Telesystems Finance                                 $          750,000   $    808,125          0.77%
  9.75%, due 1/30/08 (b)
Sistema Finance SA                                         $          500,000   $    538,200          0.52%
  10.25%, due 4/14/08
UBS Luxembourg SA for OJSC Vipel Communications            $          200,000   $    200,000          0.19%
  8.375%, due 10/22/11 (b)
UBS Luxembourg SA for Wimm-Bill-Dann Foods OJSC            $          500,000   $    501,876          0.48%
  8.50%, due 5/21/08 (b)
                                                                                ------------          ----
TOTAL LUXEMBORG                                                                 $  2,774,301          2.65%
                                                                                ------------          ----
MAURITIUS
Antam Finance Ltd.                                         $          300,000   $    307,254          0.29%
  7.375%, due 9/30/10
                                                                                ------------          ----
TOTAL MAURITIUS                                                                 $    307,254          0.29%
                                                                                ------------          ----
MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.    $          450,000   $    524,250          0.50%
  12.50%, due 6/15/12
                                                                                ------------          ----
TOTAL MEXICO                                                                    $    524,250          0.50%
                                                                                ------------          ----
NETHERLANDS
Intergas Finance BV                                        $          500,000   $    513,750          0.49%
  6.875%, due 11/4/11 (b)
Kazkommerts International BV                               $          400,000   $    394,000          0.38%
  7.00%, due 11/3/09 (b)
Paiton Energy Funding BV                                   $          500,000   $    531,250          0.51%
  9.34%, due 2/15/14 (b)
                                                                                ------------          ----
TOTAL NETHERLANDS                                                               $  1,439,000          1.38%
                                                                                ------------          ----
PHILIPPINES
Philippine Long Distance Telephone Co.                     $          550,000   $    646,250          0.62%
  11.375%, due 5/15/12
Philippine Long Distance Telephone Co. Series E            $           70,000   $     67,200          0.06%
  8.35%, due 3/6/17
                                                                                ------------          ----
TOTAL PHILIPPINES                                                               $    713,450          0.68%
                                                                                ------------          ----

                                           SHARES / PRINCIPAL
                                                 AMOUNT            MARKET VALUE       % NET ASSETS
RUSSIA
Tyumen Oil Co.                             $          800,000     $      908,000           0.87%
  11.00%, due 11/6/07 (b)
                                                                  --------------          -----
TOTAL RUSSIA                                                      $      908,000           0.87%
                                                                  --------------          -----

UNITED STATES
Adelphia Communications Corp.              $          100,000     $       89,000           0.09%
  10.25%, due 6/15/11 (f)
Frontier Vision Operating Partners L.P.    $          100,000     $      127,000           0.12%
  11.00%, due 10/15/06 (f)
Pemex Project Funding Master Trust         $        2,000,000     $    2,235,000           2.15%
  7.375%, due 12/15/14
Ultrapetrol (Bahamas) Ltd.                 $          350,000     $      338,625           0.32%
  9.00%, due 11/24/14 (b)
                                                                  --------------          -----
TOTAL UNITED STATES                                               $    2,789,625           2.68%
                                                                  --------------          -----
VENEZUELA
Republic of Venezuela                      $        1,000,000     $    1,017,500           0.97%
  8.50%, due 10/8/14
                                                                  --------------          -----
TOTAL VENEZUELA                                                   $    1,017,500           0.97%
                                                                  --------------          -----
TOTAL CORPORATE BONDS                                             $   18,215,782          17.43%
                                                                  --------------          -----
FOREIGN GOVERNMENT TREASURY
ARGENTINA
Republic of Argentina                      $        1,800,000     $    1,530,000           1.46%
  1.98%, due 8/3/12 (c)
Republic of Argentina Series 2018          $        1,591,875     $      497,461           0.48%
  12.25%, due 6/19/18 (f)
                                                                  --------------          -----
TOTAL ARGENTINA                                                   $    2,027,461           1.94%
                                                                  --------------          -----
BRAZIL
Republic of Brazil                         $        1,500,000     $    1,668,750           1.60%
  10.125%, due 5/15/27 (d)
Republic of Brazil                         $        1,000,000     $      937,500           0.90%
  8.25%, due 1/20/34
Republic of Brazil                         $          900,000     $    1,180,350           1.13%
  14.50%, due 10/15/09
Republic of Brazil                         $          500,000     $      645,000           0.62%
  12.25%, due 3/6/30
Republic of Brazil                         $          850,000     $      993,225           0.95%
  11.50%, due 3/12/08

                                       SHARES / PRINCIPAL
                                             AMOUNT           MARKET VALUE      % NET ASSETS
Republic of Brazil                     $        1,805,000     $  2,089,288           2.00%
  11.00%, due 8/17/40 (d)
Republic of Brazil                     $          500,000     $    582,500           0.56%
  10.50%, due 7/14/14
Republic of Brazil                     $        1,160,000     $  1,285,860           1.23%
  9.25%, due 10/22/10
Republic of Brazil                     $        2,425,000     $  2,679,625           2.56%
  9.375%, due 4/7/08
Republic of Brazil                     $        1,650,000     $  1,971,750           1.89%
  11.00%, due 1/11/12
Republic of Brazil Series B            $        1,475,000     $  1,482,375           1.42%
  8.875%, due 4/15/24 (d)
                                                              ------------          -----
TOTAL BRAZIL                                                  $ 15,516,223          14.86%
                                                              ------------          -----
COLOMBIA
Republic of Colombia                   $        1,050,000     $  1,182,300           1.13%
  10.00%, due 1/23/12
Republic of Colombia                   $          430,000     $    496,650           0.48%
  10.50%, due 7/9/10
Republic of Colombia                   $          300,000     $    379,500           0.36%
  11.75%, due 2/25/20
Republic of Colombia                   $        1,370,000     $  1,318,625           1.26%
  8.125%, due 5/21/24 (d)
Republic of Colombia                   $          500,000     $    566,250           0.54%
  10.375%, due 1/28/33
                                                              ------------          -----
TOTAL COLOMBIA                                                $  3,943,325           3.77%
                                                              ------------          -----
COSTA RICA
Republic of Costa Rica Series REGS     $          500,000     $    521,750           0.50%
  8.11%, due 2/1/12
                                                              ------------          -----
TOTAL COSTA RICA                                              $    521,750           0.50%
                                                              ------------          -----
DOMINICAN REPUBLIC
Dominican Republic                     $          500,000     $    456,250           0.44%
  9.04%, due 1/23/13 (b)
                                                              ------------          -----
TOTAL DOMINICAN REPUBLIC                                      $    456,250           0.44%
                                                              ------------          -----
ECUADOR
Republic of Ecuador                    $        1,055,000     $  1,091,925           1.05%
  12.00%, due 11/15/12 (b)
Republic of Ecuador Series REGS        $          150,000     $    155,250           0.15%
  12.00%, due 11/15/12

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT            MARKET VALUE       % NET ASSETS
Republic of Ecuador Series REGS                             $        3,420,000     $     3,154,949          3.02%
  8.00%, due 8/15/30 --- 10.00%, beginning 8/15/05
                                                                                   ---------------          ----
TOTAL ECUADOR                                                                      $     4,402,124          4.22%
                                                                                   ---------------          ----
EGYPT
Arab Republic of Egypt Series REGS                          $          610,000     $       736,270          0.70%
  8.75%, due 7/11/11
                                                                                   ---------------          ----
TOTAL EGYPT                                                                        $       736,270          0.70%
                                                                                   ---------------          ----
EL SALVADOR
Republic of El Salvador                                     $          250,000     $       255,000          0.24%
  8.25%, due 4/10/32 (b)
                                                                                   ---------------          ----
TOTAL EL SALVADOR                                                                  $       255,000          0.24%
                                                                                   ---------------          ----
GERMANY
Aries Vermogensverwaltungs GmbH                             $        1,750,000     $     2,163,437          2.07%
  9.60%, due 10/25/14 (b)
                                                                                   ---------------          ----
TOTAL GERMANY                                                                      $     2,163,437          2.07%
                                                                                   ---------------          ----
IVORY COAST
Ivory Coast Government International Bond Series 20 year    $        1,400,000     $       252,000          0.24%
  2.00%, due 3/29/18 --- 2.50%, beginning 3/31/05 (f)
                                                                                   ---------------          ----
TOTAL IVORY COAST                                                                  $       252,000          0.24%
                                                                                   ---------------          ----
LEBANON
Republic of Lebanon Series REGS                             $          400,000     $       464,000          0.44%
  11.625%, due 5/11/16
                                                                                   ---------------          ----
TOTAL LEBANON                                                                      $       464,000          0.44%
                                                                                   ---------------          ----
MEXICO
United Mexican States                                       $        3,800,000     $     4,573,300          4.38%
  8.125%, due 12/30/19
                                                                                   ---------------          ----
TOTAL MEXICO                                                                       $     4,573,300          4.38%
                                                                                   ---------------          ----
PANAMA
Republic of Panama                                          $          400,000     $       444,000          0.42%
  8.875%, due 9/30/27
Republic of Panama                                          $          200,000     $       235,000          0.22%
  9.375%, due 7/23/12
Republic of Panama                                          $          770,000     $       904,750          0.87%
  9.625%, due 2/8/11
Republic of Panama                                          $          300,000     $       330,000          0.32%
  8.25%, due 4/22/08
                                                                                   ---------------          ----
TOTAL PANAMA                                                                       $     1,913,750          1.83%
                                                                                   ---------------          ----

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE       % NET ASSETS
PERU
Republic of Peru                                           $        1,300,000   $     1,495,000          1.43%
  9.125%, due 2/21/12
                                                                                ---------------         -----
TOTAL PERU                                                                      $     1,495,000          1.43%
                                                                                ---------------         -----
PHILIPPINES
Republic of Philippines                                    $          500,000   $       496,875          0.48%
  9.50%, due 2/2/30
Republic of Philippines                                    $        1,150,000   $     1,220,438          1.17%
  9.875%, due 1/15/19
Republic of Philippines                                    $          510,000   $       543,150          0.52%
  9.375%, due 1/18/17
Republic of Philippines                                    $        1,000,000   $     1,103,750          1.06%
  10.625%, due 3/16/25
                                                                                ---------------         -----
TOTAL PHILIPPINES                                                               $     3,364,213          3.23%
                                                                                ---------------         -----
RUSSIA
Russian Federation                                         $           28,205   $        29,580          0.03%
  5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07 (b)
Russian Federation                                         $            3,289   $         3,620          0.00%
  8.25%, due 3/31/10 (b)
Russian Federation Series REGS                             $          816,251   $       898,284          0.86%
  8.25%, due 3/31/10
Russian Federation Series REGS                             $        9,434,750   $     9,904,601          9.48%
  5.00%, due 3/31/30 --- 7.50%, beginning 3/31/07
Russian Federation Series REGS                             $          500,000   $       710,550          0.68%
  11.00%, due 7/24/18
Russian Federation Series REGS                             $          742,000   $       833,786          0.80%
  10.00%, due 6/26/07
                                                                                ---------------         -----
TOTAL RUSSIA                                                                    $    12,380,421         11.85%
                                                                                ---------------         -----
SOUTH AFRICA
Republic of South Africa                                   $          950,000   $     1,088,937          1.04%
  7.375%, due 4/25/12
                                                                                ---------------         -----
TOTAL SOUTH AFRICA                                                              $     1,088,937          1.04%
                                                                                ---------------         -----
TURKEY
Republic of Turkey                                         $          900,000   $     1,287,000          1.23%
  11.875%, due 1/15/30
Republic of Turkey                                         $          250,000   $       316,250          0.30%
  11.00%, due 1/14/13

                                                          SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE   % NET ASSETS
Republic of Turkey                                        $           500,000    $    515,000        0.49%
  7.25%, due 3/15/15
Republic of Turkey                                        $           400,000    $    498,000        0.48%
  11.75%, due 6/15/10
Republic of Turkey                                        $           980,000    $  1,101,275        1.05%
  9.875%, due 3/19/08
Republic of Turkey                                        $         1,000,000    $  1,130,000        1.08%
  9.00%, due 6/30/11
Republic of Turkey                                        $         1,280,000    $  1,265,601        1.21%
  7.375%, due 2/5/25 (d)
Republic of Turkey                                        $         1,170,000    $  1,455,831        1.39%
  12.375%, due 6/15/09
                                                                                 ------------       -----
TOTAL TURKEY                                                                     $  7,568,957        7.23%
                                                                                 ------------       -----
UKRAINE
Ukraine Government                                        $           150,000    $    157,875        0.15%
  6.875%, due 3/4/11 (b)
Ukraine Government                                        $           700,000    $    769,125        0.74%
  7.65%, due 6/11/13 (b)
Ukraine Government Series REGS                            $           510,081    $    546,451        0.52%
  11.00%, due 3/15/07
                                                                                 ------------       -----
TOTAL UKRAINE                                                                    $  1,473,451        1.41%
                                                                                 ------------       -----
URUGUAY
Republic of Uruguay                                       $           700,000    $    682,500        0.65%
  7.50%, due 3/15/15
Republic of Uruguay                                       $         1,107,805    $    991,486        0.95%
  7.875%, due 1/15/33 (h)
                                                                                 ------------       -----
TOTAL URUGUAY                                                                    $  1,673,986        1.60%
                                                                                 ------------       -----
VENEZUELA
Republic of Venezuela                                     $         1,375,000    $  1,419,001        1.36%
  9.375%, due 1/13/34
Republic of Venezuela                                     $         3,713,000    $  3,824,390        3.66%
  9.25%, due 9/15/27
Republic of Venezuela                                     $           250,000    $    288,750        0.28%
  10.75%, due 9/19/13
                                                                                 ------------       -----
TOTAL VENEZUELA                                                                  $  5,532,141        5.30%
                                                                                 ------------       -----
TOTAL FOREIGN GOVERNMENT TREASURY                                                $ 71,801,996       68.72%
                                                                                 ------------       -----

                                                              SHARES / PRINCIPAL
                                                                   AMOUNT             MARKET VALUE      % NET ASSETS
LOAN ASSIGNMENT & PARTICIPATION
ALGERIA
Republic of Algeria                                          $            76,923     $      75,769           0.07%
  2.047%, due 9/4/06 (c)(i)
Republic of Algeria Tranche 3                                $           183,333     $     181,500           0.18%
  2.063%, due 3/4/10 (c)(i)
                                                                                     -------------          -----
TOTAL ALGERIA                                                                        $     257,269           0.25%
                                                                                     -------------          -----
MOROCCO
Kingdom of Morocco Tranche A                                 $            86,550     $      84,819           0.08%
  2.563%, due 1/1/09 (c)(i)
                                                                                     -------------          -----
TOTAL MOROCCO                                                                        $      84,819           0.08%
                                                                                     -------------          -----
THAILAND
Thai Oil Co. Ltd. Base Facility                              $             8,893     $       8,604           0.01%
  2.75%, due 3/31/10 (c)(i)
                                                                                     -------------          -----
TOTAL THAILAND                                                                       $       8,604           0.01%
                                                                                     -------------          -----
TOTAL LOAN ASSIGNMENT & PARTICIPATION                                                $     350,692           0.34%
                                                                                     -------------          -----
YANKEE BONDS (j)
ARGENTINA
YPF Sociedad Anonima                                         $           780,000     $     867,749           0.83%
  9.125%, due 2/24/09
                                                                                     -------------          -----
TOTAL ARGENTINA                                                                      $     867,749           0.83%
                                                                                     -------------          -----
MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.      $           100,000     $     100,750           0.10%
  11.75%, due 6/15/09
                                                                                     -------------          -----
TOTAL MEXICO                                                                         $     100,750           0.10%
                                                                                     -------------          -----
TOTAL YANKEE BONDS                                                                   $     968,499           0.93%
                                                                                     -------------          -----
TOTAL LONG-TERM INVESTMENTS                                                          $ 100,971,550          96.64%
                                                                                     -------------          -----
SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
AIG Funding, Inc.                                            $         2,005,000     $   2,004,025           1.92%
  2.50% due 2/8/05
                                                                                     -------------          -----
TOTAL UNITED STATES                                                                  $   2,004,025           1.92%
                                                                                     -------------          -----
TOTAL COMMERCIAL PAPER                                                               $   2,004,025           1.92%
                                                                                     -------------          -----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT          MARKET VALUE    % NET ASSETS
INVESTMENT COMPANY
Aim Institutional Funds Group (k)                  $          697,910    $    697,910         0.67%
                                                                         ------------         ----
TOTAL INVESTMENT COMPANY                                                 $    697,910         0.67%
                                                                         ------------         ----
MASTER NOTE
Bank of America Securities LLC (k)                 $          100,000    $    100,000         0.09%
                                                                         ------------         ----
TOTAL MASTER NOTE                                                        $    100,000         0.09%
                                                                         ------------         ----
REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $100,007 (k)
  (Collateralized by Various Bonds
  with a Principal Amount of $111,818
  and a Market Value of
  $97,413)                                         $          100,000    $    100,000         0.09%
Dresdner Kleinwort Wasserstein Securities LLC
  2.57%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $3,000,214 (k)
  (Collateralized by Various Bonds
  with a Principal Amount of $1,938,105
  and a Market Value of
  $1,968,816)                                      $        3,000,000    $  3,000,000         2.87%
Lehman Brothers, Inc.
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $500,035 (k)
  (Collateralized by Various Bonds
  with a Principal Amount of $567,045
  and a Market Value of
  $524,960)                                        $          500,000    $    500,000         0.48%
Merrill Lynch & Co.
  2.58%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $646,046 (k)
 (Collateralized by Various Bonds

                                             SHARES / PRINCIPAL
                                                   AMOUNT           MARKET VALUE      % NET ASSETS
  with a Principal Amount of $634,813
  and a Market Value of
  $678,313)                                  $          646,000     $    646,000            0.62%
Morgan Stanley & Co.
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $2,873,204 (k)
  (Collateralized by Various Bonds
  with a Principal Amount of $4,197,634
  and a Market Value of
  $3,021,709)                                $        2,873,000     $  2,873,000            2.75%
                                                                    ------------          ------
TOTAL REPURCHASE AGREEMENTS                                         $  7,119,000            6.81%
                                                                    ------------          ------
TOTAL SHORT-TERM INVESTMENTS                                        $  9,920,935            9.49%
                                                                    ------------          ------
TOTAL INVESTMENTS
(COST $95,555,580)(l)                                               $110,892,485 (m)      106.13%
Cash and Other Assets Less Liabilities                             ($  6,409,270)          (6.13)%
                                                                    ------------          ------
NET ASSETS                                                          $104,483,215          100.00%
                                                                    ============          ======

(a) Less than one tenth of a percent.

(b) May be sold to institutional investors only.

(c) Floating rate. Rate shown is the rate in effect at January 31, 2005.

(d) Represents security of which a portion is out on loan.

(e) FLIRB (Floating Loaded Interest Rate Bond) carries a fixed, below market interest rate which rises incrementally over the initial 5 to 7 years of the life of the bond, and is then replaced by a floating rate coupon for the remaining life of the bond.

(f) Issue in default.

(g) Partially segregated as collateral for foreign currency forward contracts.

(h) CIK ("Cash in Kind")-Interest payment is made with cash or additional securities.

(i) Restricted security.

(j) Yankee bond-Dollar-denominated bonds issued in the United States by foreign banks and corporations.

(k) Represents a security, or portion thereof, purchased with cash collateral received for securities on loan.

(l) The cost for federal income tax purposes is $95,800,263.

(m) At January 31, 2005 net unrealized appreciation for securities was $15,092,219 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $15,289,820 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $197,601. The following abbreviation is used in the above portfolio:

     -Euro.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                                        SHARES / PRINCIPAL
                                                                              AMOUNT         MARKET VALUE    % NET ASSETS
MAINSTAY GOVERNMENT FUND
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A Class A3                          $        1,777,635   $  1,768,847         0.43%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust Series 2002-1 Class A2                 $        5,688,494   $  5,749,990         1.39%
  4.50%, due 1/15/10
Volkswagen Auto Loan Enhanced Trust Series 2003-2 Class A3              $        1,830,000   $  1,814,189         0.44%
  2.27%, due 10/22/07
                                                                                             ------------         ----
TOTAL CONSUMER FINANCE                                                                       $  9,333,026         2.26%
                                                                                             ------------         ----
CONSUMER LOANS
Atlantic City Electric Transition Funding LLC Series 2002-1 Class A4    $        2,275,000   $  2,436,934         0.59%
  5.55%, due 10/20/23
                                                                                             ------------         ----
TOTAL CONSUMER LOANS                                                                         $  2,436,934         0.59%
                                                                                             ------------         ----
DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5 Class A                          $        1,620,000   $  1,662,531         0.40%
  5.30%, due 6/15/09
Massachusetts RRB Special Purpose Trust Series 2001-1 Class A1          $        7,013,462   $  7,627,140         1.84%
  6.53%, due 6/1/13
                                                                                             ------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                         $  9,289,671         2.24%
                                                                                             ------------         ----
THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B Class 1A4                     $        1,200,053   $  1,215,160         0.29%
  6.545%, due 4/7/18
                                                                                             ------------         ----
TOTAL THRIFTS & MORTGAGE FINANCE                                                             $  1,215,160         0.29%
                                                                                             ------------         ----
TOTAL CORPORATE ASSET-BACKED                                                                 $ 22,274,791         5.38%
                                                                                             ------------         ----
CORPORATE BONDS
CAPITAL MARKETS
Morgan Stanley                                                          $        1,115,000   $  1,097,608         0.27%
  4.75%, due 4/1/14
                                                                                             ------------         ----
TOTAL CAPITAL MARKETS                                                                        $  1,097,608         0.27%
                                                                                             ------------         ----

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT           MARKET VALUE      % NET ASSETS
COMMERCIAL BANKS
Wachovia Corp.                                                  $          920,000     $    925,664          0.22%
  4.875%, due 2/15/14
                                                                                       ------------          ----
TOTAL COMMERCIAL BANKS                                                                 $    925,664          0.22%
                                                                                       ------------          ----
CONSUMER FINANCE
Ford Motor Credit Co.                                           $        1,635,000     $  1,723,236          0.42%
  7.00%, due 10/1/13
General Motors Acceptance Corp.                                 $          451,000     $    450,017          0.11%
  6.875%, due 8/28/12
HSBC Finance Corp.                                              $          440,000     $    438,904          0.11%
  4.75%, due 7/15/13
                                                                                       ------------          ----
TOTAL CONSUMER FINANCE                                                                 $  2,612,157          0.64%
                                                                                       ------------          ----
ELECTRIC UTILITIES
Kiowa Power Partners LLC                                        $        2,000,000     $  2,020,240          0.49%
  5.737%, due 3/30/21
                                                                                       ------------          ----
TOTAL ELECTRIC UTILITIES                                                               $  2,020,240          0.49%
                                                                                       ------------          ----
MEDIA
AT&T Broadband Corp.                                            $        1,695,000     $  2,383,818          0.58%
  9.455%, due 11/15/22
TCI Communications, Inc.                                        $        1,075,000     $  1,380,672          0.33%
  8.75%, due 8/1/15
Tele-Communications, Inc.                                       $          860,000     $  1,257,627          0.30%
  10.125%, due 4/15/22
                                                                                       ------------          ----
TOTAL MEDIA                                                                            $  5,022,117          1.21%
                                                                                       ------------          ----
REAL ESTATE
HRPT Properties Trust                                           $        2,700,000     $  2,906,294          0.70%
  6.40%, due 2/15/15
                                                                                       ------------          ----
TOTAL REAL ESTATE                                                                      $  2,906,294          0.70%
                                                                                       ------------          ----
TOTAL CORPORATE BONDS                                                                  $ 14,584,080          3.53%
                                                                                       ------------          ----

CORPORATE CMOS
COMMERCIAL MORTGAGE LOANS
Citigroup Commercial Mortgage Trust Series 2004-C2 Class A5     $        2,000,000     $  2,007,589          0.49%
  4.733%, due 10/15/41
                                                                                       ------------          ----
TOTAL COMMERCIAL MORTGAGE LOANS                                                        $  2,007,589          0.49%
                                                                                       ------------          ----
TOTAL CORPORATE CMOs                                                                   $  2,007,589          0.49%
                                                                                       ------------          ----

                                              SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE     % NET ASSETS
FEDERAL & GOVERNMENT AGENCY
GOVERNMENT AGENCIES
Hvide Van Ommeren Tankers LLC Series I            $ 2,928,000      $    3,042,983      0.74%
  7.54%, due 12/14/23 (e)
Hvide Van Ommeren Tankers LLC Series II           $ 2,930,000      $    3,045,061      0.74%
  7.54%, due 12/14/23 (e)
                                                                   --------------     -----
TOTAL GOVERNMENT AGENCIES                                          $    6,088,044      1.48%
                                                                   --------------     -----
TOTAL FEDERAL & GOVERNMENT AGENCY                                  $    6,088,044      1.48%
                                                                   --------------     -----

FHLMC
Federal Home Loan Mortgage Corp.                  $ 5,645,000      $    5,636,183      1.36%
  5.00%, due 2/10/35 (a)
Federal Home Loan Mortgage Corp.                  $ 7,974,861      $    7,984,293      1.93%
  5.00%, due 6/1/33
Federal Home Loan Mortgage Corp.                  $ 5,545,132      $    5,551,023      1.34%
  5.00%, due 8/1/33
Federal Home Loan Mortgage Corp.                  $10,900,000      $   11,062,563      2.67%
  5.25%, due 11/5/12
Federal Home Loan Mortgage Corp.                  $ 9,495,000      $    9,675,994      2.34%
  5.50%, due 2/10/35 (a)
Federal Home Loan Mortgage Corp.                  $ 6,216,785      $    5,996,018      1.45%
  3.00%, due 8/1/10
                                                                   --------------     -----
TOTAL FHLMC                                                        $   45,906,074     11.09%
                                                                   --------------     -----

FNMA
Federal National Mortgage Association             $ 5,140,000      $    5,039,462      1.22%
  4.375%, due 7/17/13
Federal National Mortgage Association             $16,813,675      $   17,142,548      4.14%
  5.50%, due 11/1/33 - 12/1/33 (c)
Federal National Mortgage Association             $   722,096      $      745,743      0.18%
  5.50%, due 1/1/17
Federal National Mortgage Association             $ 3,900,000      $    4,068,078      0.98%
  5.25%, due 8/1/12
Federal National Mortgage Association             $ 5,700,000      $    5,987,326      1.45%
  5.25%, due 1/15/09

                                              SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE     % NET ASSETS
Federal National Mortgage Association             $ 9,859,886      $   10,030,563      2.42%
  5.00%, due 9/1/17 (c)
Federal National Mortgage Association             $10,405,000      $   10,378,988      2.51%
  5.00%, due 2/10/35 (a)
Federal National Mortgage Association             $ 7,760,000      $    7,852,073      1.90%
  4.625%, due 10/15/14 (b)
Federal National Mortgage Association             $13,638,601      $   13,650,839      3.30%
  4.50%, due 11/1/18 (c)
Federal National Mortgage Association             $ 6,642,645      $    6,633,475      1.60%
  3.355%, due 4/1/34 (c)
Federal National Mortgage Association             $ 1,750,000      $    1,736,929      0.42%
  2.80%, due 3/1/19
Federal National Mortgage Association             $10,135,000      $   10,451,719      2.53%
  5.50%, due 2/15/20 (a)
Federal National Mortgage Association             $23,613,705      $   23,634,894      5.71%
  4.50%, due 7/1/18 (c)
Federal National Mortgage Association             $30,680,000      $   34,070,999      8.24%
  6.625%, due 9/15/09
Federal National Mortgage Association             $16,227,364      $   16,761,398      4.05%
  5.50%, due 2/1/17 (c)
Federal National Mortgage Association             $   747,880      $      801,340      0.19%
  7.50%, due 8/1/31
Federal National Mortgage Association             $ 5,041,665      $    5,413,080      1.31%
  7.50%, due 4/1/31 (c)
Federal National Mortgage Association             $   737,764      $      791,189      0.19%
  7.50%, due 1/1/30
Federal National Mortgage Association             $ 7,635,000      $    7,773,384      1.88%
  5.50%, due 2/10/35 (a)
Federal National Mortgage Association             $ 2,600,780      $    2,749,522      0.66%
  7.00%, due 11/1/32 (c)
Federal National Mortgage Association             $ 2,480,744      $    2,597,279      0.63%
  6.50%, due 10/1/31
Federal National Mortgage Association             $ 1,875,000      $    2,055,133      0.50%
  6.25%, due 2/1/11
Federal National Mortgage Association             $31,465,000      $   32,487,613      7.85%
  6.00%, due 2/10/35 (a)
Federal National Mortgage Association             $ 1,601,146      $    1,676,561      0.41%
  6.00%, due 12/1/16
Federal National Mortgage Association             $ 4,801,908      $    4,959,360      1.20%
  6.00%, due 11/1/32
Federal National Mortgage Association             $ 8,970,000      $    9,209,229      2.23%
  5.50%, due 5/2/06 (b)
Federal National Mortgage Association             $ 6,400,000      $    6,484,000      1.57%
  5.50%, due 4/13/35 (a)

                                                                  SHARES / PRINCIPAL
                                                                       AMOUNT          MARKET VALUE     % NET ASSETS
Federal National Mortgage Association                                 $ 1,963,087      $   2,078,328       0.50%
  7.00%, due 7/1/31 (c)
Federal National Mortgage Association Grantor Trust Series            $ 3,865,000      $   3,900,015       0.94%
2003-T1 Class B
  4.491%, due 11/25/12
Federal National Mortgage Association Series 1998-M6 Class A2         $ 3,887,359      $   4,132,395       1.00%
  6.32%, due 8/15/08
                                                                                       -------------      -----
TOTAL FNMA                                                                             $ 255,293,462      61.71%
                                                                                       -------------      -----

GNMA
Government National Mortgage Association                              $ 3,929,689      $   4,142,492       1.00%
  6.50%, due 4/15/31 (c)
Government National Mortgage Association                              $   786,396      $     844,111       0.20%
  7.50%, due 2/15/32
Government National Mortgage Association                              $ 1,424,153      $   1,502,801       0.36%
  6.50%, due 8/15/28
Government National Mortgage Association                              $ 4,304,875      $   4,477,228       1.08%
  6.00%, due 12/15/32
Government National Mortgage Association                              $ 4,204,884      $   4,374,369       1.06%
  6.00%, due 8/15/32 (c)
Government National Mortgage Association                              $ 1,500,288      $   1,614,344       0.39%
  7.50%, due 12/15/28
                                                                                       -------------      -----
TOTAL GNMA                                                                             $  16,955,345       4.09%
                                                                                       -------------      -----

REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste          $ 1,720,000      $   1,750,152       0.42%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                                       -------------      -----
TOTAL REVENUE BONDS                                                                    $   1,750,152       0.42%
                                                                                       -------------      -----

U.S. TREASURY BONDS
United States Treasury Bond                                           $ 5,755,000      $   6,437,732       1.56%
  5.375%, due 2/15/31 (b)

                                               SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE     % NET ASSETS
United States Treasury Bond                       $ 9,465,000      $   11,351,715      2.74%
  6.25%, due 8/15/23 (b)
United States Treasury Bond                       $   630,000      $      814,177      0.20%
  6.875%, due 8/15/25
United States Treasury Bond                       $   530,000      $      684,218      0.17%
  7.50%, due 11/15/16
United States Treasury Bond                       $11,270,000      $   16,563,384      4.00%
  8.75%, due 8/15/20 (b)
                                                                   --------------      ----
TOTAL U.S. TREASURY BONDS                                          $   35,851,226      8.67%
                                                                   --------------      ----

U.S. TREASURY NOTES
United States Treasury Note                       $ 6,410,000      $    6,329,875      1.53%
  3.00%, due 2/15/08 (b)
United States Treasury Note                       $   365,000      $      400,644      0.10%
  6.00%, due 8/15/09
United States Treasury Note                       $   790,000      $      868,074      0.21%
  5.75%, due 8/15/10
United States Treasury Note                       $ 3,010,000      $    3,183,192      0.77%
  4.875%, due 2/15/12 (b)
United States Treasury Note                       $    85,000      $       85,784      0.02%
  4.25%, due 11/15/14
United States Treasury Note                       $    95,000      $       95,880      0.02%
  4.25%, due 8/15/14
                                                                   --------------      ----
TOTAL U.S. TREASURY NOTES                                          $   10,963,449      2.65%
                                                                   --------------      ----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
Rhineland Funding Corp.                           $ 9,000,000      $    9,000,000      2.18%
  2.45%, due 2/14/05
Starbird Funding Corp.                            $10,000,000      $   10,000,000      2.42%
  2.08%, due 3/14/05
                                                                   --------------      ----
TOTAL COMMERCIAL PAPER                                             $   19,000,000      4.60%
                                                                   --------------      ----

GOVERNMENT AGENCIES
Federal Home Loan Banks                           $11,570,000      $   11,562,733      2.80%
  2.26%, due 2/11/05
Federal Home Loan Banks                           $25,175,000      $   25,150,654      6.08%
  2.32%, due 2/16/05
Freddie Mac Discount Note                         $10,000,000      $   10,000,000      2.42%
  2.199%, due 2/1/05
Federal National Mortgage Association             $11,820,000      $   11,808,179      2.85%
  2.40% due 2/16/05

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
Federal National Mortgage Association             $18,710,000      $   18,710,000      4.52%
  2.22% due 2/1/05
Federal National Mortgage Association             $ 5,430,000      $    5,418,895      1.31%
  2.37% due 3/4/05
                                                                   --------------     -----
TOTAL GOVERNMENT AGENCIES                                          $   82,650,461     19.98%
                                                                   --------------     -----

INVESTMENT COMPANY

AIM Institutional Funds Group (d)                     106,396      $      106,396      0.03%
                                                                   --------------     -----

Total Investment Company                                           $      106,396      0.03%
                                                                   --------------     -----

MASTER NOTE
Bank of America LLC                               $ 4,160,000      $    4,160,000      1.01%
  2.58%, due 2/1/05 (d)
                                                                   --------------     -----

Total Master Note                                                  $    4,160,000      1.01%
                                                                   --------------     -----

REPURCHASE AGREEMENTS

Credit Suisse First Boston LLC
  2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $479,034 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $535,608 and a Market Value
   of $488,597)                                   $   479,000      $      479,000      0.12%
                                                                   --------------     -----

Dresdner Kleinwort Wassertein
  2.57%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $7,000,500 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $7,119,875 and a Market Value
   of $7,350,246)                                 $ 7,000,000      $    7,000,000      1.69%
                                                                   --------------     -----
Lehman Brothers Inc.


  2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $9,218,653 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $10,454,038 and a Market Value
   of $9,678,161)                                 $ 9,218,000      $    9,218,000      2.23%
                                                                   --------------    ------

Merrill Lynch Pierce, Fenner & Smith, Inc.
  2.58%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $12,985,931 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
    $12,760,131 and a Market Value
    of $13,634,515)                               $12,985,000      $   12,985,000      3.14%
                                                                   --------------    ------

Morgan Stanley & Co.,Inc.
  2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $3,420,242 (d)
   (Collateralized by Various Bonds
   with a Principal Amount of
   $4,996,835 and a Market Value
    of $3,597,022)                                $ 3,420,000      $    3,420,000      0.83%
                                                                   --------------    ------

Total Repurchase Agreements                                        $   33,102,000      8.00%
                                                                   --------------    ------

Total Short-Term Investments                                       $   37,368,396      9.02%
                                                                   --------------    ------

TOTAL INVESTMENTS
   (Cost $542,881,185) (f)                                         $  550,693,069    133.14% (g)
Liabilities in Excess of
    Cash and Other Assets                                         ($  137,057,764)   -33.14%
                                                                   --------------    ------
NET ASSETS                                                         $  413,635,305    100.00%
                                                                   ==============    ======

(a) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and the maturity will be determined upon settlement. The total market value of the TBAs is $182,887,881.

(b) Represents securities out on loan or a portion of which is out on loan.

(c) Segregated as collateral for TBA.

(d) Represents security or a portion
    thereof, purchased with cash collateral received for securities on loan.

(e) United States Government Guaranteed Security.

(f) The cost for federal income tax purpose is $542,939,893.

(g) At January 31, 2005 net unrealized appreciation was $7,753,172 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $8,920,645 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,167,473.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                               SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE     % NET ASSETS
MAINSTAY HIGH YIELD CORPORATE BOND FUND
COMMON STOCK
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The) (a)                1,427,400      $   22,039,056      0.47%
                                                                   --------------      ----
TOTAL AUTO COMPONENTS                                              $   22,039,056      0.47%
                                                                   --------------      ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ICO Global Communications Holdings Ltd.
 (a)(e)                                             3,920,467      $    1,744,608      0.04%
                                                                   --------------      ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       $    1,744,608      0.04%
                                                                   --------------      ----

FOOD & STAPLES RETAILING
TLC Beatrice International Holdings, Inc.
 (a)(e)(l)                                             25,000      $       25,000      0.00% (b)
                                                                   --------------      ----
TOTAL FOOD & STAPLES RETAILING                                     $       25,000      0.00% (b)
                                                                   --------------      ----

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (a)(e)                              1,580,150      $    3,160,300      0.07%
Skilled Healthcare Group, Inc. (a)(e)(h)(l)            11,689      $      187,024      0.00% (b)
                                                                   --------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                             $    3,347,324      0.07%
                                                                   --------------      ----

INTERNET SOFTWARE & SERVICES
Globix Corp. (a)(e)(h)(l)                           1,037,277      $    2,753,971      0.05%
Remote Dynamics, Inc. (a)                             358,615      $      290,478      0.01%
                                                                   --------------      ----
TOTAL INTERNET SOFTWARE & SERVICES                                 $    3,044,449      0.06%
                                                                   --------------      ----

MACHINERY
Joy Global, Inc.                                      104,921      $    2,930,430      0.06%
Morris Material Handling, Inc. (a)(e)(h)(l)            69,236      $      366,951      0.01%
Thermadyne Holdings Corp. (a)(e)                    1,237,712      $   15,966,484      0.34%
                                                                   --------------      ----
TOTAL MACHINERY                                                    $   19,263,865      0.41%
                                                                   --------------      ----

MEDIA
Alliance Entertainment Corp. (a)(e)(h)(l)           1,095,395      $       10,954      0.00% (b)
Digital On-Demand (a)(e)                            1,095,395      $       10,954      0.00% (b)

                                                                   --------------      ----
TOTAL MEDIA                                                        $   80,456,735      1.71%
                                                                   --------------      ----

METALS & MINING
ACP Holding Co. (a)(c)(e)                           3,925,317      $    7,065,570      0.15%
                                                                   --------------      ----
TOTAL METALS & MINING                                              $    7,065,570      0.15%
                                                                   --------------      ----

PAPER & FOREST PRODUCTS
Abitibi-Consolidated, Inc.                          1,465,965      $    8,004,169      0.17%
                                                                   --------------      ----
TOTAL PAPER & FOREST PRODUCTS                                      $    8,004,169      0.17%
                                                                   --------------      ----
TOBACCO

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS

North Atlantic Trading Co., Inc.
 (a)(e)(h)(l)                                           2,156      $           22      0.00% (b)
                                                                   --------------      ----
TOTAL TOBACCO                                                      $           22      0.00% (b)
                                                                   --------------      ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(e)(h)(l)              1,842,941      $    2,303,676      0.05%
                                                                   --------------      ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $    2,303,676      0.05%
                                                                   --------------      ----
TOTAL COMMON STOCK
  (Cost $176,625,238)                                              $  147,294,474      3.13%
                                                                   --------------      ----

CONVERTIBLE BOND
AIRLINES
Delta Air Lines, Inc.                             $11,530,000      $    5,981,188      0.13%
  8.00%, due 6/3/23
                                                                   --------------      ----
TOTAL AIRLINES                                                     $    5,981,188      0.13%
                                                                   --------------      ----

COMMUNICATIONS EQUIPMENT
CIENA Corp.                                       $39,835,000      $   35,602,531      0.76%
  3.75%, due 2/1/08 (i)
Nortel Networks Corp.                             $33,670,000      $   32,617,813      0.69%
  4.25%, due 9/1/08 (i)
Riverstone Networks, Inc.                         $15,490,000      $   14,173,350      0.30%
  3.75%, due 12/1/06 (c)(d)
                                                                   --------------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                     $   82,393,694      1.75%
                                                                   --------------      ----

CONSUMER FINANCE
Providian Financial Corp.                         $ 9,040,000      $    9,073,900      0.19%
  3.25%, due 8/15/05
                                                                   --------------      ----
TOTAL CONSUMER FINANCE                                             $    9,073,900      0.19%
                                                                   --------------      ----

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                     $61,533,853      $    8,614,739      0.18%
  4.75%, due 12/15/06 (d)(f)
                                                                   --------------      ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       $    8,614,739      0.18%
                                                                   --------------      ----

HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings              $18,015,000      $   13,668,881      0.29%
  0.00%, due 9/11/21 (k)
Lincare Holdings, Inc.                            $18,790,000      $   19,752,988      0.42%
  3.00%, due 6/15/33 (i)
                                                                   --------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                             $   33,421,869      0.71%
                                                                   --------------      ----

INSURANCE
Loews Corp.                                       $ 3,395,000      $    3,327,100      0.07%
  3.125%, due 9/15/07
                                                                   --------------      ----
TOTAL INSURANCE                                                    $    3,327,100      0.07%
                                                                   --------------      ----

IT SERVICES
Electronic Data Systems Corp.                     $ 5,785,000      $    5,944,088      0.13%
  3.875%, due 7/15/23
                                                                   --------------      ----
TOTAL IT SERVICES                                                  $    5,944,088      0.13%
                                                                   --------------      ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT       MARKET VALUE     % NET ASSETS
MEDIA
Adelphia Communications Corp.                     $12,365,000      $    1,576,538      0.03%
  6.00%, due 2/15/06 (d)
                                                                   --------------      ----
TOTAL MEDIA                                                        $    1,576,538      0.03%
                                                                   --------------      ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc.                            $ 5,600,000      $    5,432,000      0.11%
  5.75%, due 6/1/06 (i)
LSI Logic Corp.                                   $13,670,000      $   13,635,824      0.29%
  4.00%, due 11/1/06 (i)
                                                                   --------------      ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                     $   19,067,824      0.40%
                                                                   --------------      ----
TOTAL CONVERTIBLE BOND
  (Cost $183,112,925)                                              $  169,400,940      3.59%
                                                                   --------------      ----

CONVERTIBLE PREFERRED STOCK
HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c)(e)                                814,000      $   16,687,000      0.35%
                                                                   --------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                             $   16,687,000      0.35%
                                                                   --------------      ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(e)(h)(l)                212,404      $    2,389,545      0.05%
                                                                   --------------      ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                          $    2,389,545      0.05%
                                                                   --------------      ----
TOTAL CONVERTIBLE PREFERRED STOCK
  (Cost $22,716,169)                                               $   19,076,545      0.40%
                                                                   --------------      ----

CORPORATE BONDS
AEROSPACE & DEFENSE
BE Aerospace, Inc.                                $ 1,965,000      $    2,151,675      0.04%
  8.50%, due 10/1/10
BE Aerospace, Inc. Series B                       $10,660,000      $   10,553,400      0.22%
  8.00%, due 3/1/08 (i)
BE Aerospace, Inc. Series B                       $ 1,405,000      $    1,433,100      0.03%
  8.875%, due 5/1/11
Sequa Corp.                                       $14,815,000      $   16,296,500      0.35%
  9.00%, due 8/1/09
Sequa Corp. Series B                              $ 5,580,000      $    5,998,500      0.13%
  8.875%, due 4/1/08
                                                                   --------------      ----
TOTAL AEROSPACE & DEFENSE                                          $   36,433,175      0.77%
                                                                   --------------      ----

AIRLINES
Continental Airlines, Inc. Series RJ03            $24,632,872      $   23,520,698      0.50%
  7.875%, due 7/2/18
Delta Air Lines, Inc.                             $ 8,125,000      $    4,671,875      0.10%
  10.00%, due 8/15/08
Delta Air Lines, Inc.                             $12,875,000      $    5,278,750      0.11%
  10.375%, due 12/15/22
Delta Air Lines, Inc.                             $ 3,895,000      $    1,889,075      0.04%
  10.375%, due 2/1/11
Delta Air Lines, Inc.                             $39,288,000      $   15,518,760      0.33%

                                               SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE     % NET ASSETS
  8.30%, due 12/15/29
Delta Air Lines, Inc.                             $ 9,000,000      $    3,645,000      0.08%
  9.25%, due 3/15/22
Delta Air Lines, Inc.                             $ 1,380,000      $      565,800      0.01%
  9.75%, due 5/15/21
Delta Air Lines, Inc. Series A                    $ 5,175,000      $    3,130,875      0.07%
  9.25%, due 12/27/07 (e)
Northwest Airlines Corp.                          $23,496,500      $   17,269,927      0.37%
  10.00%, due 2/1/09 (i)
Northwest Airlines, Inc.                          $29,050,000      $   23,821,000      0.50%
  9.875%, due 3/15/07 (i)
Northwest Airlines, Inc.                          $    90,000      $       81,450      0.00% (b)
  8.875%, due 6/1/06
Northwest Airlines, Inc. Series 1996-1            $ 1,729,974      $    1,118,463      0.02%
  8.97%, due 1/2/15
                                                                   --------------      ----
TOTAL AIRLINES                                                     $  100,511,673      2.13%
                                                                   --------------      ----

AUTO COMPONENTS
ArvinMeritor, Inc.                                $    55,000      $       56,856      0.00% (b)
  6.625%, due 6/15/07
ArvinMeritor, Inc.                                $ 3,995,000      $    4,469,407      0.10%
  8.75%, due 3/1/12
Collins & Aikman Products                         $21,275,000      $   17,605,062      0.37%
  12.875%, due 8/15/12 (c)(i)
Cooper Standard Auto                              $ 8,235,000      $    8,090,887      0.17%
  7.00%, due 12/15/12 (c)(i)
Dana Corp.                                        $15,660,000      $   15,556,081      0.33%
  7.00%, due 3/1/29 (i)
Dana Corp.                                        $ 8,355,000      $    9,899,263      0.21%
  9.00%, due 8/15/11
Goodyear Tire & Rubber Co. (The)                  $ 2,485,000      $    2,578,188      0.06%
  6.375%, due 3/15/08 (i)
Goodyear Tire & Rubber Co. (The)                  $ 7,469,000      $    7,730,415      0.17%
  6.625%, due 12/1/06 (i)
Goodyear Tire & Rubber Co. (The)                  $40,235,000      $   46,370,837      0.98%
  11.00%, due 3/1/11 (c)(h)
Goodyear Tire & Rubber Co. (The)                  $ 4,605,000      $    4,881,300      0.10%
  8.50%, due 3/15/07 (i)
Tenneco Automotive, Inc. Series B                 $ 7,625,000      $    8,959,375      0.19%
  10.25%, due 7/15/13 (i)
                                                                   --------------      ----
TOTAL AUTO COMPONENTS                                              $  126,197,671      2.68%
                                                                   --------------      ----

BUILDING MATERIALS & COMPONENTS
Goodman Global Holding Co., Inc.                  $ 3,710,000      $    3,802,750      0.08%
  5.76%, due 6/15/12 (c)(j)
                                                                   --------------      ----
TOTAL BUILDING MATERIALS & COMPONENTS                              $    3,802,750      0.08%
                                                                   --------------      ----

BUILDING PRODUCTS
Dayton Superior Corp.                             $12,865,000      $   13,829,875      0.29%
  10.75%, due 9/15/08
Interline Brands, Inc.                            $ 6,734,000      $    7,609,420      0.16%

                                               SHARES / PRINCIPAL
                                                   AMOUNT          MARKET VALUE     % NET ASSETS
  11.50%, due 5/15/11
MMI Products, Inc. Series B                       $ 7,595,000      $    7,651,963      0.16%
  11.25%, due 4/15/07
                                                                   --------------      ----
TOTAL BUILDING PRODUCTS                                            $   29,091,258      0.61%
                                                                   --------------      ----

CAPITAL MARKETS
LaBranche & Co., Inc.                             $15,820,000      $   16,966,950      0.36%
  11.00%, due 5/15/12
LaBranche & Co., Inc.                             $ 8,720,000      $    8,938,000      0.19%
  9.50%, due 5/15/09
                                                                   --------------      ----
TOTAL CAPITAL MARKETS                                              $   25,904,950      0.55%
                                                                   --------------      ----

CHEMICALS
Acetex Corp.                                      $ 3,745,000      $    4,053,962      0.09%
  10.875%, due 8/1/09
Crompton Corp.                                    $19,870,000      $   22,254,400      0.47%
  9.875%, due 8/1/12 (c)
Equistar Chemicals, L.P.                          $13,995,000      $   13,750,088      0.29%
  7.55%, due 2/15/26
Equistar Chemicals, LP/Equistar Funding Corp.     $12,905,000      $   14,840,750      0.32%
  10.625%, due 5/1/11 (i)
Equistar Chemicals, LP/Equistar Funding Corp.     $ 5,685,000      $    6,480,900      0.14%
  10.125%, due 9/1/08 (i)
FMC Corp.                                         $    30,000      $       34,125      0.00% (b)
  10.25%, due 11/1/09
Invista                                           $12,915,000      $   14,206,500      0.30%
  9.25%, due 5/1/12 (c)
Lyondell Chemical Co.                             $14,310,000      $   16,885,800      0.36%
  10.50%, due 6/1/13 (i)
Lyondell Chemical Co.                             $ 7,965,000      $    8,602,200      0.18%
  9.50%, due 12/15/08
Millennium America, Inc.                          $ 7,395,000      $    7,690,800      0.16%
  7.00%, due 11/15/06
Millennium America, Inc.                          $ 8,115,000      $    7,972,987      0.17%
  7.625%, due 11/15/26
Sovereign Specialty Chemicals, Inc.               $11,780,000      $   12,486,800      0.27%
  11.875%, due 3/15/10
Terra Capital, Inc.                               $28,715,000      $   35,319,450      0.75%
  12.875%, due 10/15/08
Witco Corp.                                       $ 1,647,000      $    1,614,060      0.03%
  7.75%, due 4/1/23
                                                                   --------------      ----
TOTAL CHEMICALS                                                    $  166,192,822      3.53%
                                                                   --------------      ----

COMMERCIAL BANKS
UGS Corp.                                         $ 8,270,000      $    9,221,050      0.20%
  10.00%, due 6/1/12 (c)(i)
                                                                   --------------      ----
TOTAL COMMERCIAL BANKS                                             $    9,221,050      0.20%
                                                                   --------------      ----

COMMERCIAL SERVICES & SUPPLIES
American Color Graphics, Inc.                     $ 3,380,000      $    2,881,450      0.06%
  10.00%, due 6/15/10

                                               SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE     % NET ASSETS
El Comandante Capital Corp.                       $17,186,051      $   15,467,446      0.33%
  11.75%, due 12/15/05 (d)(e)
Geo Sub Corp.                                     $14,095,000      $   14,376,900      0.30%
  11.00%, due 5/15/12
Language Line, Inc.                               $ 8,695,000      $    9,216,700      0.19%
  11.125%, due 6/15/12
Phoenix Color Corp.                               $ 7,935,000      $    7,458,900      0.16%
  10.375%, due 2/1/09
Protection One Alarm Monitoring, Inc.             $27,851,000      $   28,129,510      0.60%
  7.375%, due 8/15/05
Quebecor Media, Inc.                              $37,195,000      $   36,823,050      0.78%
  0.00%, due 7/15/11 -- 13.75%,
  beginning 7/15/06
Quebecor Media, Inc.                              $ 9,230,000      $   10,383,750      0.22%
  11.125%, due 7/15/11
Vertrue, Inc.                                     $12,965,000      $   13,516,012      0.29%
  9.25%, due 4/1/14
                                                                   --------------      ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                               $  138,253,718      2.93%
                                                                   --------------      ----

COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                         $ 6,450,000      $    6,708,000      0.14%
  7.25%, due 7/15/06 (i)
Lucent Technologies, Inc.                         $ 8,959,000      $    9,093,385      0.19%
  5.50%, due 11/15/08 (i)
Lucent Technologies, Inc.                         $26,340,000      $   23,508,450      0.50%
  6.45%, due 3/15/29 (i)
Lucent Technologies, Inc.                         $ 5,485,000      $    4,881,650      0.11%
  6.50%, due 1/15/28
                                                                   --------------      ----
TOTAL COMMUNICATIONS EQUIPMENT                                     $   44,191,485      0.94%
                                                                   --------------      ----

CONSTRUCTION & ENGINEERING
AMSTED Industries, Inc.                           $ 3,200,000      $    3,600,000      0.08%
  10.25%, due 10/15/11 (c)
J. Ray McDermott, S.A.                            $16,430,000      $   18,319,450      0.39%
  11.00%, due 12/15/13 (c)
Shaw Group, Inc. (The)                            $19,464,000      $   21,556,380      0.46%
  10.75%, due 3/15/10 (i)
URS Corp.                                         $13,267,000      $   15,157,547      0.32%
  11.50%, due 9/15/09
URS Corp. Series B                                $   205,000      $      218,069      0.00% (b)
  12.25%, due 5/1/09
                                                                   --------------      ----
TOTAL CONSTRUCTION & ENGINEERING                                   $   58,851,446      1.25%
                                                                   --------------      ----
CONTAINERS & PACKAGING
Crown Euro Holdings S.A.                          $30,055,000      $   35,239,488      0.75%
  10.875%, due 3/1/13 (i)
Crown Euro Holdings S.A.                          $26,110,000      $   29,112,650      0.62%
  9.50%, due 3/1/11
Owens-Brockway Glass Container, Inc.              $ 5,710,000      $    6,209,624      0.13%
  8.25%, due 5/15/13 (i)
Owens-Brockway Glass Container, Inc.              $ 8,710,000      $    9,689,875      0.21%
  8.75%, due 11/15/12 (i)
Owens-Brockway Glass Container, Inc.              $    45,000      $       48,375      0.00% (b)

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
  7.75%, due 5/15/11
Owens-Brockway Glass Container, Inc.              $24,525,000      $   26,517,657      0.56%
  8.875%, due 2/15/09
Owens-Illinois, Inc.                              $10,530,000      $   10,951,200      0.23%
  7.80%, due 5/15/18 (i)
Owens-Illinois, Inc.                              $26,405,000      $   27,857,275      0.59%
  8.10%, due 5/15/07 (i)
Tekni-Plex, Inc.                                  $ 9,930,000      $    9,930,000      0.21%
  8.75%, due 11/15/13 (c)(i)
                                                                   --------------      ----
TOTAL CONTAINERS & PACKAGING                                       $  155,556,144      3.30%
                                                                   --------------      ----

DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B             $20,159,163      $   22,175,079      0.47%
  9.05%, due 12/15/09
Canwest Media, Inc.                               $41,430,459      $   44,330,591      0.94%
  8.00%, due 9/15/12 (c)
Dollar Financial Group, Inc.                      $ 8,065,000      $    8,891,663      0.19%
  9.75%, due 11/15/11
ESI Tractebel Acquisition Corp. Series B          $13,929,000      $   14,947,781      0.32%
  7.99%, due 12/30/11
IPC Acquisition Corp.                             $22,580,000      $   25,063,800      0.53%
  11.50%, due 12/15/09
Pharma Services Intermediate Holding Corp.        $27,335,000      $   19,407,850      0.41%
  0.00%, due 4/1/14 (c)
Rainbow National Services LLC                     $35,590,000      $   41,729,275      0.89%
  10.375%, due 9/1/14 (c)
Rainbow National Services LLC                     $10,205,000      $   11,480,625      0.24%
  8.75%, due 9/1/12 (c)
UCAR Finance, Inc.                                $20,290,000      $   22,699,438      0.48%
  10.25%, due 2/15/12
Venoco, Inc.                                      $ 9,135,000      $    9,226,350      0.20%
  8.75%, due 12/15/11 (c)
                                                                   --------------      ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                               $  219,952,452      4.67%
                                                                   --------------      ----
DIVERSIFIED TELECOMMUNICATION SERVICES
Mobifon Holdings B.V.                             $20,340,000      $   24,255,450      0.51%
  12.50%, due 7/31/10
Mountain States Telephone & Telegraph Co.         $ 9,455,000      $    8,982,250      0.19%
  7.375%, due 5/1/30 (e)
Qwest Capital Funding, Inc.                       $ 7,580,000      $    7,750,553      0.16%
  7.75%, due 8/15/06
Qwest Communications International, Inc.          $26,385,000      $   27,044,625      0.57%
  7.50%, due 2/15/11 (c)(i)(j)
Qwest Communications International, Inc.          $12,825,000      $   13,049,438      0.28%
  7.50%, due 2/15/14 (c)(i)(j)
Qwest Communications International,
 Inc. Series B                                    $ 2,208,000      $    2,185,920      0.05%
  7.50%, due 11/1/08
Qwest Corp.                                       $ 1,420,000      $    1,425,325      0.03%
  5.625%, due 11/15/08
Qwest Corp.                                       $13,755,000      $   15,646,311      0.33%
  9.125%, due 3/15/12 (c)
Qwest Corp.                                       $   335,000      $      326,625      0.01%

                                               SHARES / PRINCIPAL
                                                    AMOUNT         MARKET VALUE     % NET ASSETS
  7.50%, due 6/15/23
Qwest Corp.                                       $ 3,600,000      $    3,744,000      0.08%
  8.875%, due 6/1/31 (i)
Qwest Services Corp.                              $11,631,000      $   13,157,567      0.28%
  13.50%, due 12/15/07 (c)
Qwest Services Corp.                              $24,524,000      $   29,122,250      0.62%
  14.00%, due 12/15/10 (c)
Qwest Services Corp.                              $12,881,000      $   16,133,452      0.34%
  14.50%, due 12/15/14 (c)
TSI Telecommunication Services, Inc. Series B     $30,135,000      $   34,353,900      0.73%
  12.75%, due 2/1/09
                                                                   --------------      ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                       $  197,177,666      4.18%
                                                                   --------------      ----

ELECTRIC UTILITIES
Cedar Brakes II LLC                               $38,328,309      $   45,993,971      0.98%
  9.875%, due 9/1/13
Consumers Energy Co.                              $    35,000      $       36,370      0.00% (b)
  6.25%, due 9/15/06
Mirant Americas Generation LLC                    $ 6,435,000      $    6,933,712      0.15%
  9.125%, due 5/1/31 (d)
Mirant Americas Generation LLC                    $ 8,725,000      $    9,117,625      0.20%
  8.50%, due 10/1/21 (d)
Mirant Americas Generation LLC                    $ 1,325,000      $    1,460,812      0.03%
  8.30%, due 5/1/11 (d)
Mirant Americas Generation LLC                    $ 4,755,000      $    5,349,375      0.11%
  7.20%, due 10/1/08 (d)
Southern California Edison Co.                    $ 4,043,000      $    4,373,827      0.09%
  8.00%, due 2/15/07
WRG Acquisitions PLC                              L 3,030,000      $    5,772,027      0.12%
  8.364%, due 12/15/11 (c)(j)
                                                                   --------------      ----
TOTAL ELECTRIC UTILITIES                                           $   79,037,719      1.68%
                                                                   --------------      ----

ELECTRICAL EQUIPMENT
Knowles Electronics Holdings, Inc.                $12,365,000      $   12,735,950      0.27%
  13.125%, due 10/15/09 (j)
                                                                   --------------      ----
TOTAL ELECTRICAL EQUIPMENT                                         $   12,735,950      0.27%
                                                                   --------------      ----

ENERGY EQUIPMENT & SERVICES
El Paso Natural Gas Co.                           $ 1,910,000      $    1,986,400      0.04%
  7.50%, due 11/15/26
El Paso Natural Gas Co.                           $11,060,000      $   12,331,900      0.26%
  8.375%, due 6/15/32
El Paso Natural Gas Co. Series A                  $ 8,175,000      $    8,972,063      0.19%
  7.625%, due 8/1/10
Grant Prideco, Inc.                               $ 3,125,000      $    3,460,937      0.08%
  9.00%, due 12/15/09
Grant Prideco, Inc. Series B                      $    25,000      $       27,875      0.00% (b)
  9.625%, due 12/1/07
Lone Star Technologies, Inc. Series B             $ 1,710,000      $    1,846,800      0.04%
  9.00%, due 6/1/11
Parker Drilling Co.                               $ 6,745,000      $    7,495,381      0.16%

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
  9.625%, due 10/1/13 (i)
Parker Drilling Co. Series B                      $  3,021,000     $    3,176,582      0.07%
  10.125%, due 11/15/09
Seitel, Inc.                                      $  1,400,000     $    1,568,000      0.03%
  11.75%, due 7/15/11 (c)
                                                                   --------------      ----
TOTAL ENERGY EQUIPMENT & SERVICES                                  $   40,865,938      0.87%
                                                                   --------------      ----

FOOD & STAPLES RETAILING
Duane Reade, Inc.                                 $  4,265,000     $    4,350,300      0.09%
  7.01%, due 12/15/10 (c)(j)
Parmalat Finance Corp. BV                         E 29,870,000     $    8,371,462      0.18%
  6.25%, due 2/7/05 (d)
                                                                   --------------      ----
TOTAL FOOD & STAPLES RETAILING                                     $   12,721,762      0.27%
                                                                   --------------      ----

FOOD PRODUCTS
Burns Philp Capital Property Ltd./Burns Philp
  Capital U.S.                                    $18,855,000      $   21,023,325      0.45%
  10.75%, due 2/15/11
Burns Philp Capital Property Ltd./Burns Philp
  Capital U.S.                                    $ 6,120,000      $    6,701,400      0.14%
  9.50%, due 11/15/10
Pinnacle Foods Holding Corp.                      $16,060,000      $   14,694,900      0.31%
  8.25%, due 12/1/13 (i)
Seminis, Inc.                                     $ 9,340,000      $   11,161,300      0.24%
  10.25%, due 10/1/13
Swift & Co.                                       $ 3,655,000      $    4,084,463      0.09%
  10.125%, due 10/1/09
Swift & Co.                                       $16,418,000      $   18,634,430      0.39%
  12.50%, due 1/1/10 (i)
                                                                   --------------      ----
TOTAL FOOD PRODUCTS                                                $   76,299,818      1.62%
                                                                   --------------      ----

GAS UTILITIES
ANR Pipeline, Inc.                                $ 5,555,000      $    5,615,238      0.12%
  7.00%, due 6/1/25
ANR Pipeline, Inc.                                $20,666,000      $   25,832,500      0.55%
  9.625%, due 11/1/21
ANR Pipeline, Inc.                                $ 1,785,000      $    1,874,250      0.04%
  7.375%, due 2/15/24
Southern Natural Gas Co.                          $ 5,820,000      $    6,052,800      0.13%
  7.35%, due 2/15/31
                                                                   --------------      ----
TOTAL GAS UTILITIES                                                $   39,374,788      0.84%
                                                                   --------------      ----

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.             $ 2,166,000      $    2,390,723      0.05%
  8.125%, due 5/1/12
                                                                   --------------      ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             $    2,390,723      0.05%
                                                                   --------------      ----

HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                                   $23,005,000      $   24,040,225      0.51%
  10.50%, due 4/1/13
Chemed Corp.                                      $17,520,000      $   18,877,800      0.40%
  8.75%, due 2/24/11
HCA, Inc.                                         $44,715,000      $   43,160,439      0.91%

                                               SHARES / PRINCIPAL
                                                      AMOUNT       MARKET VALUE     % NET ASSETS
  7.50%, due 11/15/95 (g)
HCA, Inc.                                         $   100,000      $      109,860      0.00% (b)
  8.36%, due 4/15/24
National Nephrology Associates, Inc.              $ 6,455,000      $    7,358,700      0.16%
  9.00%, due 11/1/11 (c)
Quintiles Transnational Corp.                     $31,635,000      $   35,747,550      0.76%
  10.00%, due 10/1/13
Vanguard Health Holding Co. II                    $15,350,000      $   16,424,500      0.35%
  9.00%, due 10/1/14
Vanguard Health Holdings, Inc.                    $ 4,885,000      $    3,285,162      0.07%
  0.00%, due 10/1/15 -- 11.25%, beginning
  10/1/09
                                                                   --------------      ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                             $  149,004,236      3.16%
                                                                   --------------      ----

HOTELS, RESTAURANTS & LEISURE
Caesars Entertainment, Inc.                       $    70,000      $       78,837      0.00% (b)
  8.875%, due 9/15/08
Caesars Entertainment, Inc.                       $    20,000      $       22,900      0.00% (b)
  8.125%, due 5/15/11
Chumash Casino & Resort Enterprise                $    20,000      $       21,850      0.00% (b)
  9.00%, due 7/15/10 (c)(j)
Gaylord Entertainment Co.                         $ 4,475,000      $    4,788,250      0.10%
  8.00%, due 11/15/13
Isle of Capri Casinos, Inc.                       $ 2,550,000      $    2,814,562      0.06%
  9.00%, due 3/15/12
ITT Corp.                                         $18,475,000      $   20,692,000      0.44%
  7.375%, due 11/15/15
ITT Corp.                                         $    10,000      $       10,325      0.00% (b)
  7.75%, due 11/15/25
Jacobs Entertainment, Inc.                        $12,705,000      $   14,261,363      0.30%
  11.875%, due 2/1/09
MGM Mirage, Inc.                                  $ 4,180,000      $    4,378,550      0.09%
  6.75%, due 9/1/12
Mohegan Tribal Gaming Authorities                 $ 3,650,000      $    3,709,313      0.08%
  6.375%, due 7/15/09
President Casinos, Inc.                           $16,273,000      $   10,089,260      0.22%
  13.00%, due 12/31/05 (d)(e)(l)
President Casinos, Inc.                           $ 7,567,000      $    5,069,890      0.11%
  12.00%, due 12/31/05 (c)(d)(e)(l)
Six Flags, Inc.                                   $12,100,000      $   11,404,250      0.24%
  9.625%, due 6/1/14
Six Flags, Inc.                                   $ 9,805,000      $    9,339,263      0.20%
  9.75%, due 4/15/13 (i)
Trump Atlantic City Associates                    $19,715,000      $   19,024,975      0.41%
  11.25%, due 5/1/06 (d)
Venetian Casino Resort LLC                        $20,540,000      $   23,210,200      0.49%
  11.00%, due 6/15/10
                                                                   --------------      ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                $  128,915,788      2.74%
                                                                   --------------      ----

HOUSEHOLD DURABLES
Fedders North America, Inc.                       $ 8,810,000      $    7,092,050      0.15%
  9.875%, due 3/1/14 (i)

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
Foamex L.P.                                       $ 3,755,000      $    3,548,475      0.08%
  10.75%, due 4/1/09 (i)
                                                                   --------------      ----
TOTAL HOUSEHOLD DURABLES                                           $   10,640,525      0.23%
                                                                   --------------      ----

HOUSEHOLD PRODUCTS
Rayovac Corp.                                     $15,525,000      $   15,660,844      0.33%
  7.375%, due 2/1/15 (c)
                                                                   --------------      ----
TOTAL HOUSEHOLD PRODUCTS                                           $   15,660,844      0.33%
                                                                   --------------      ----

INDUSTRIAL CONGLOMERATES
Stena AB                                          $10,205,000      $   11,429,600      0.24%
  9.625%, due 12/1/12
                                                                   --------------      ----
TOTAL INDUSTRIAL CONGLOMERATES                                     $   11,429,600      0.24%
                                                                   --------------      ----

INSURANCE
Crum & Forster                                    $19,730,000      $   22,048,275      0.47%
  10.375%, due 6/15/13
Fremont General Corp. Series B                    $ 8,630,000      $    8,630,000      0.18%
  7.875%, due 3/17/09
Lumbermens Mutual Casualty                        $41,823,000      $    1,254,690      0.03%
  9.15%, due 7/1/26 (c)(d)
Lumbermens Mutual Casualty                        $ 8,300,000      $      249,000      0.00% (b)
  8.30%, due 12/1/37 (c)(d)
Lumbermens Mutual Casualty                        $ 2,575,000      $       77,250      0.00% (b)
  8.45%, due 12/1/97 (c)(d)
UnumProvident Corp.                               $ 2,915,000      $    2,667,225      0.06%
  6.75%, due 12/15/28
                                                                   --------------      ----
TOTAL INSURANCE                                                    $   34,926,440      0.74%
                                                                   --------------      ----

INTERNET SOFTWARE & SERVICES
Globix Corp.                                      $ 6,531,121      $    6,188,237      0.13%
  11.00%, due 5/1/08 (c)(e)(m)
                                                                   --------------      ----
TOTAL INTERNET SOFTWARE & SERVICES                                 $    6,188,237      0.13%
                                                                   --------------      ----

IT SERVICES
Electronic Data Systems Corp.                     $ 4,740,000      $    5,178,337      0.11%
  7.125%, due 10/15/09
Electronic Data Systems Corp.                     $ 3,960,000      $    4,372,544      0.09%
  7.45%, due 10/15/29
Electronic Data Systems Corp. Series B            $ 1,950,000      $    2,060,064      0.05%
  6.50%, due 8/1/13
                                                                   --------------      ----
TOTAL IT SERVICES                                                  $   11,610,945      0.25%
                                                                   --------------      ----

MACHINERY
Dresser, Inc.                                     $   974,000      $    1,056,790      0.02%
  9.375%, due 4/15/11
Dresser-Rand Group, Inc.                          $ 4,520,000      $    4,621,700      0.10%
  7.375%, due 11/1/14 (c)
JLG Industries, Inc.                              $    45,000      $       47,250      0.00% (b)
  8.25%, due 5/1/08
Mark IV Industries, Inc.                          $36,245,000      $   35,067,037      0.74%

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE     % NET ASSETS
  7.50%, due 9/1/07
Mueller Group, Inc.                               $11,965,000      $   12,922,200      0.28%
  10.00%, due 5/1/12
Thermadyne Holdings Corp.                         $10,320,000      $   10,010,400      0.21%
  9.25%, due 2/1/14
                                                                   --------------      ----
TOTAL MACHINERY                                                    $   63,725,377      1.35%
                                                                   --------------      ----

MARINE
Navigator Gas Transport PLC                       $10,425,000      $    8,340,000      0.18%
  10.50%, due 6/30/07 (d)
                                                                   --------------      ----
TOTAL MARINE                                                       $    8,340,000      0.18%
                                                                   --------------      ----

MEDIA
Adelphia Communications Corp.                     $ 9,310,000      $    7,913,500      0.17%
  10.25%, due 11/1/06 (d)
Adelphia Communications Corp.                     $26,725,000      $   23,785,250      0.50%
  10.25%, due 6/15/11 (d)
Adelphia Communications Corp.                     $ 7,050,000      $    6,063,000      0.13%
  9.375%, due 11/15/09 (d)
Adelphia Communications Corp. Series B            $ 1,820,000      $    1,515,150      0.03%
  9.25%, due 10/1/05 (d)
CanWest Media, Inc. Series B                      $25,871,000      $   27,940,680      0.59%
  7.625%, due 4/15/13 (i)
FrontierVision Holdings, L.P.                     $ 1,785,000      $    2,311,575      0.05%
  11.875%, due 9/15/07 (d)
FrontierVision Operating Partners L.P.            $25,590,000      $   32,499,300      0.69%
  11.00%, due 10/15/06 (d)
Hollinger, Inc.                                   $ 4,508,000      $    5,172,930      0.11%
  12.875%, due 3/1/11 (c)(j)
Hollinger, Inc. 2nd Lien                          $ 3,610,000      $    3,664,150      0.08%
  12.875%, due 3/1/11 (c)
Houghton Mifflin Co.                              $ 9,530,000      $    9,935,025      0.21%
  7.20%, due 3/15/11
Intelsat Bermuda Ltd.                             $18,910,000      $   19,477,300      0.41%
  7.794%, due 1/15/12 (c)
Intelsat Bermuda Ltd.                             $12,700,000      $   13,144,500      0.28%
  8.25%, due 1/15/13 (c)
LCE Aquisition Corp.                              $12,955,000      $   13,570,362      0.29%
  9.00%, due 8/1/14 (c)(i)
Medianews Group, Inc.                             $ 6,935,000      $    6,900,325      0.15%
  6.875%, due 10/1/13
Morris Publishing Group LLC                       $19,795,000      $   20,141,413      0.43%
  7.00%, due 8/1/13
Ono Finance PLC                                    29,270,000      $   42,733,492      0.91%
  10.50%, due 5/15/14(c)
PanAmSat Corp.                                    $13,590,000      $   14,779,125      0.31%
  9.00%, due 8/15/14
Paxson Communications Corp.                       $29,860,000      $   28,814,900      0.61%
  0.00%, due 1/15/09 --
  12.25%, beginning 1/15/06
Paxson Communications Corp.                       $    50,000      $       52,625      0.00% (b)
  10.75%, due 7/15/08

                                               SHARES / PRINCIPAL
                                                      AMOUNT       MARKET VALUE     % NET ASSETS
Radio One, Inc. Series B                          $ 1,390,000      $    1,511,625      0.03%
  8.875%, due 7/1/11
Shaw Communications, Inc.                        C$22,825,000      $   20,036,146      0.42%
  7.50%, due 11/20/13
Sun Media Corp.                                   $    40,000      $       42,600      0.00% (b)
  7.625%, due 2/15/13
Telenet Group Holding NV                          $10,475,000      $    7,961,000      0.17%
  0.00%, due 6/15/14 --- 11.50%,
  beginning 12/15/08 (c)(i)
United Artists Theatres Circuit, Inc.
 Series 1995-A                                    $ 3,118,104      $    3,180,466      0.07%
  9.30%, due 7/1/15 (e)
Vertis, Inc.                                      $15,035,000      $   16,350,563      0.35%
  9.75%, due 4/1/09
WMG Aquistion Corp.                               $ 5,620,000      $    5,872,900      0.12%
  7.375%, due 4/15/14 (c)
Young Broadcasting, Inc.                          $ 4,230,000      $    4,504,950      0.10%
  8.50%, due 12/15/08
Ziff Davis Media, Inc. Series B                   $16,261,287      $   17,399,577      0.37%
  13.00%, due 8/12/09 --- 12.00%,
  beginning 8/12/06 (m)
                                                                   --------------      ----
TOTAL MEDIA                                                        $  357,274,429      7.58%
                                                                   --------------      ----

METALS & MINING
Allegheny Ludlum Corp.                            $16,410,000      $   15,835,650      0.34%
  6.95%, due 12/15/25
Allegheny Technologies, Inc.                      $ 3,510,000      $    3,843,450      0.08%
  8.375%, due 12/15/11
United States Steel LLC                           $ 9,425,000      $   11,145,062      0.24%
  10.75%, due 8/1/08
                                                                   --------------      ----
TOTAL METALS & MINING                                              $   30,824,162      0.66%
                                                                   --------------      ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                                   $28,070,000      $   31,719,100      0.67%
  9.00%, due 5/15/15 (c)
AES Eastern Energy LP Series 1999 Class A         $18,201,252      $   20,749,427      0.44%
  9.00%, due 1/2/17
AES Eastern Energy LP Series 1999 Class B         $16,820,000      $   20,352,200      0.43%
  9.67%, due 1/2/29
Calpine Canada Energy Finance                     $41,600,000      $   30,576,000      0.65%
  8.50%, due 5/1/08 (i)
Calpine Corp.                                     $   875,000      $      840,000      0.02%
  7.625%, due 4/15/06 (i)
Calpine Corp.                                     $ 9,020,000      $    6,359,100      0.13%
  7.75%, due 4/15/09 (i)
Calpine Corp.                                     $    50,000      $       36,750      0.00% (b)
  7.875%, due 4/1/08
Calpine Corp.                                     $44,670,000      $   35,065,950      0.74%
  8.50%, due 7/15/10 (i)
Calpine Corp.                                     $ 8,825,000      $    7,170,312      0.15%
  8.75%, due 7/15/07 (i)
Calpine Gilroy, L.P.                              $22,460,844      $   22,460,844      0.48%
  10.00%, due 9/30/14 (e)(h)
Dynegy Holdings, Inc.                             $20,715,000      $   22,682,925      0.48%

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE      % NET ASSETS
  9.875%, due 7/15/10 (c)
Dynegy Holdings, Inc.                                             $     3,440,000      $     3,818,400         0.08%
  10.125%, due 7/15/13 (c)
NRG Energy, Inc.                                                  $    27,350,000      $    29,469,625         0.63%
  8.00%, due 12/15/13 (c)
Reliant Energy, Inc.                                              $     6,150,000      $     6,841,876         0.15%
  9.25%, due 7/15/10 (i)
Salton Sea Funding Corp. Series B                                 $         3,234      $         3,273         0.00% (b)
  7.37%, due 5/30/05 (e)
Tiverton/Rumford Power Associates Ltd., L.P.                      $    31,321,092      $    24,430,452         0.52%
  9.00%, due 7/15/18 (c)
Westar Energy, Inc.                                               $        50,000      $        54,660         0.00% (b)
  7.125%, due 8/1/09
Westar Energy, Inc.                                               $     2,170,000      $     2,344,999         0.05% (b)
  7.875%, due 5/1/07
                                                                                       ---------------         ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                              $   264,975,893         5.62%
                                                                                       ---------------         ----

OIL & GAS

El Paso Corp.                                                     $     1,870,000      $     1,930,774         0.04%
  6.95%, due 12/15/07 (i)
El Paso Production Holding Co.                                    $    47,560,000      $    49,462,400         1.05%
  7.75%, due 6/1/13
Energy Corp. of America Series A                                  $    12,035,000      $    11,553,600         0.25%
  9.50%, due 5/15/07
Evergreen Resources, Inc.                                         $     4,260,000      $     4,412,789         0.09%
  5.875%, due 3/15/12
Forest Oil Corp.                                                  $     5,833,000      $     6,336,097         0.14%
  8.00%, due 6/15/08
Hilcorp Energy ILP/Hilcorp Finance Co.                            $     1,560,000      $     1,743,300         0.04%
  10.50%, due 9/1/10 (c)
Newfield Exploration Co.                                          $     1,665,000      $     1,848,150         0.04%
  8.375%, due 8/15/12
Newfield Exploration Co.                                          $     1,785,000      $     1,999,200         0.04%
  7.625%, due 3/1/11
Northwest Pipeline Corp.                                          $        45,000      $        47,869         0.00% (b)
  7.125%, due 12/1/25
Pacific Energy Partners LP                                        $     4,120,000      $     4,346,600         0.09%
  7.125%, due 6/15/14
Plains Exploration & Production Co. Series B                      $     6,030,000      $     6,678,225         0.14%
  8.75%, due 7/1/12
Tesoro Corp.                                                      $        40,000      $        43,000         0.00% (b)
  8.00%, due 4/15/08
Vintage Petroleum, Inc.                                           $        25,000      $        26,688         0.00% (b)
  7.875%, due 5/15/11
Vintage Petroleum, Inc.                                           $    25,580,000      $    28,138,000         0.60%
  8.25%, due 5/1/12
                                                                                       ---------------         ----
TOTAL OIL & GAS                                                                        $   118,566,692         2.52%
                                                                                       ---------------         ----

PAPER & FOREST PRODUCTS

Bowater, Inc.                                                     $     7,960,000      $     8,860,507         0.19%
  9.00%, due 8/1/09 (i)

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE      % NET ASSETS
Georgia-Pacific Corp.                                             $    22,075,000      $    25,882,937         0.55%
  8.00%, due 1/15/24
Georgia-Pacific Corp.                                             $     7,650,000      $     8,807,063         0.19%
  9.375%, due 2/1/13
Georgia-Pacific Corp.                                             $    25,535,000      $    32,557,125         0.69%
  8.875%, due 5/15/31 (i)
Georgia-Pacific Corp.                                             $     7,040,000      $     8,148,800         0.17%
  8.875%, due 2/1/10
Norske Skog Canada Ltd. Series D                                  $        85,000      $        89,675         0.00% (b)
  8.625%, due 6/15/11
Pope & Talbot, Inc.                                               $     7,275,000      $     7,675,125         0.16%
  8.375%, due 6/1/13
Tembec Industries, Inc.                                           $     8,845,000      $     8,402,750         0.18%
  7.75%, due 3/15/12 (i)
Tembec Industries, Inc.                                           $     6,355,000      $     6,291,450         0.13%
  8.50%, due 2/1/11 (i)
                                                                                       ---------------         ----
TOTAL PAPER & FOREST PRODUCTS                                                          $   106,715,432         2.26%
                                                                                       ---------------         ----

PERSONAL PRODUCTS

Jafra Cosmetics International, Inc.                               $    18,220,000      $    20,907,450         0.44%
  10.75%, due 5/15/11
                                                                                       ---------------         ----
TOTAL PERSONAL PRODUCTS                                                                $    20,907,450         0.44%
                                                                                       ---------------         ----

PHARMACEUTICALS

Warner Chilcott Corp.                                             $     8,330,000      $     8,559,075         0.18%
  8.75%, due 2/1/15 (c)(i)
                                                                                       ---------------         ----
TOTAL PHARMACEUTICALS                                                                  $     8,559,075         0.18%
                                                                                       ---------------         ----

REAL ESTATE

American Real Estate Partners LP/American Real Estate Finance     $    23,940,000      $    25,436,250         0.54%
Corp
  8.125%, due 6/1/12

CB Richard Ellis Services, Inc.                                   $     7,982,000      $     9,099,480         0.19%
  9.75%, due 5/15/10
CB Richard Ellis Services, Inc.                                   $    25,215,000      $    28,745,100         0.61%
  11.25%, due 6/15/11
Crescent Real Estate Equities L.P.                                $    41,047,000      $    42,381,027         0.90%
  7.50%, due 9/15/07
Crescent Real Estate Equities LP                                  $        25,000      $        27,125         0.00% (b)
  9.25%, due 4/15/09
OMEGA Healthcare Investors, Inc.                                  $     9,105,000      $     9,196,050         0.20%
  7.00%, due 4/1/14
                                                                                       ---------------         ----
TOTAL REAL ESTATE                                                                      $   114,885,032         2.44%
                                                                                       ---------------         ----

ROAD & RAIL

Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.           $    16,270,000      $    18,954,550         0.40%
  12.50%, due 6/15/12
                                                                                       ---------------         ----
TOTAL ROAD & RAIL                                                                      $    18,954,550         0.40%
                                                                                       ---------------         ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT

Amkor Technology, Inc.                                            $     1,500,000      $     1,335,000         0.03%

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE      % NET ASSETS
  7.125%, due 3/15/11 (i)
Amkor Technology, Inc.                                            $     1,870,000      $     1,664,300         0.03%
  7.75%, due 5/15/13 (i)
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance        $     8,975,000      $     9,255,469         0.20%
Co
  5.78%, due 12/15/11 (c)(j)
MagnaChip Semiconductor SA/MagnaChip Semiconductor Finance        $     6,370,000      $     6,648,687         0.14%
Co
  8.00%, due 12/15/14 (c)
                                                                                       ---------------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                         $    18,903,456         0.40%
                                                                                       ---------------         ----

SPECIALTY RETAIL

Rent-Way, Inc.                                                    $    11,630,000      $    12,909,300         0.27%
  11.875%, due 6/15/10
Stratus Technologies, Inc.                                        $    10,180,000      $     9,671,000         0.21%
  10.375%, due 12/1/08 (i)
Williams Scotsman, Inc.                                           $       370,000      $       403,300         0.01%
  10.00%, due 8/15/08
                                                                                       ---------------         ----
TOTAL SPECIALTY RETAIL                                                                 $    22,983,600         0.49%
                                                                                       ---------------         ----

TOBACCO

Commonwealth Brands, Inc.                                         $    13,035,000      $    13,751,925         0.29%
  9.75%, due 4/15/08 (c)
Commonwealth Brands, Inc.                                         $     2,300,000      $     2,392,000         0.05%
  10.625%, due 9/1/08 (c)
                                                                                       ---------------         ----
TOTAL TOBACCO                                                                          $    16,143,925         0.34%
                                                                                       ---------------         ----

TRANSPORTATION INFRASTRUCTURE

Great Lakes Dredge & Dock Corp.                                   $     9,240,000      $     8,038,800         0.17%
  7.75%, due 12/15/13 (i)
                                                                                       ---------------         ----
TOTAL TRANSPORTATION INFRASTRUCTURE                                                    $     8,038,800         0.17%
                                                                                       ---------------         ----
WIRELESS TELECOMMUNICATION SERVICES

Alamosa Delaware, Inc.                                            $    14,858,000      $    16,009,495         0.34%
  0.00%, due 7/31/09 -- 12.00%, beginning 7/31/05
Alamosa Delaware, Inc.                                            $     4,501,000      $     5,243,665         0.11%
  11.00%, due 7/31/10
American Tower Escrow Corp.                                       $     5,250,000      $     3,944,062         0.08%
  0.00%, due 8/1/08
Dobson Cellular Systems                                           $     3,770,000      $     3,967,925         0.09%
  6.96%, due 11/1/11 (c)(j)
Dobson Cellular Systems                                           $     3,775,000      $     3,973,187         0.09%
  8.375%, due 11/1/11 (c)
Dobson Cellular Systems                                           $     6,635,000      $     6,784,288         0.14%
  9.875%, due 11/1/12 (c)(i)
Inmarsat Finance II PLC                                           $    22,335,000      $    16,192,875         0.34%
  0.00%, due 11/15/12 -- 10.375%, beginning 11/15/08
Loral CyberStar, Inc.                                             $    34,910,000      $    25,658,850         0.54%
  10.00%, due 7/15/06 (d)
Millicom International Cellular S.A.                              $    17,585,000      $    18,332,362         0.39%
  10.00%, due 12/1/13 (c)(j)

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE      % NET ASSETS
Triton PCS, Inc.                                                  $    21,054,000      $    20,264,476         0.43%
  8.50%, due 6/1/13 (i)
                                                                                       ---------------        -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                              $   120,371,185         2.55%
                                                                                       ---------------        -----
TOTAL CORPORATE BONDS

  (Cost $3,005,602,940)                                                                $ 3,243,310,631        68.82%
                                                                                       ---------------        -----

LOAN ASSIGNMENT & PARTICIPATION
AUTO COMPONENTS

Goodyear Tire & Rubber Co. (The) Term Loan                        $    17,320,000      $    17,562,480         0.37%
  7.03%, due 3/31/06 (h)(j)
                                                                                       ---------------        -----
TOTAL AUTO COMPONENTS                                                                  $    17,562,480         0.37%
                                                                                       ---------------        -----

CONTAINERS & PACKAGING

Graham Packaging Co., Inc. Term Loan C                            $     1,000,000      $     1,026,250         0.02%
  6.813%, due 4/7/12 (h)(j)
                                                                                       ---------------        -----
TOTAL CONTAINERS & PACKAGING                                                           $     1,026,250         0.02%
                                                                                       ---------------        -----

DIVERSIFIED TELECOMMUNICATION SERVICES

Qwest Corp. Term Loan B                                           $    18,000,000      $    18,392,148         0.39%
  6.95%, due 6/30/10 (h)(j)
                                                                                       ---------------        -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                           $    18,392,148         0.39%
                                                                                       ---------------        -----

MEDIA

Maxwell Communications Corp. PLC Bank debt A                      $     9,973,584      $        29,921         0.00% (b)
  0.00%, due 1/1/09 (d)(e)(f)(h)(l)
Maxwell Communications Corp. PLC Bank debt B                      $     1,131,066      $         6,400         0.00% (b)
  0.00%, due 1/1/09 (d)(e)(f)(h)(l)
                                                                                       ---------------        -----
TOTAL MEDIA                                                                            $        36,321         0.00%
                                                                                       ---------------        -----

MULTI-UTILITIES & UNREGULATED POWER

Mirant Corp. Revolver                                             $     7,702,798      $     5,996,150         0.13%
  0.00%, due 7/17/05 (d)(h)(j)
                                                                                       ---------------        -----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                              $     5,996,150         0.13%
                                                                                       ---------------        -----

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE      % NET ASSETS
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Amkor Technology, Inc. 2nd Lien Term Loan                         $    13,000,000      $    13,400,829         0.28%
  6.86%, due 10/27/10 (h)(j)
                                                                                       ---------------         ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                         $    13,400,829         0.28%
                                                                                       ---------------         ----
TEXTILES, APPAREL & LUXURY GOODS
Jostens IH Corp. Term Loan C                                      $     4,000,000      $     4,035,716         0.09%
  4.809%, due 10/4/11 (h)(j)
                                                                                       ---------------         ----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                                 $     4,035,716         0.09%
                                                                                       ---------------         ----
TOTAL LOAN ASSIGNMENT & PARTICIPATION
  (Cost $59,294,656)                                                                   $    60,449,894         1.39%
                                                                                       ---------------         ----
PREFERRED STOCK
COMMERCIAL SERVICES & SUPPLIES
Colorado Prime Corp. (a)(e)(h)(l)                                           7,232      $            72         0.00% (b)
                                                                                       ---------------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                   $            72         0.00%
                                                                                       ---------------         ----

MEDIA
Alliance Entertainment Corp. (a)(e)(h)(l)                                     950      $       418,950         0.01%
Haights Cross Communications, Inc. 16.00% Class B (e)(h)(m)               369,062      $    19,929,348         0.43%
Paxson Communications Corp. (m)                                               815      $     6,683,000         0.14%
Ziff Davis Media, Inc. (a)(e)                                               4,240      $     2,925,600         0.06%
                                                                                       ---------------         ----
TOTAL MEDIA                                                                            $    29,956,898         0.64%
                                                                                       ---------------         ----

REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                                 34,813      $    51,871,370         1.10%
                                                                                       ---------------         ----
TOTAL REAL ESTATE                                                                      $    51,871,370         1.10%
                                                                                       ---------------         ----
TOTAL PREFERRED STOCK
  (Cost $79,763,284)                                                                   $    81,828,340         1.74%
                                                                                       ---------------         ----

WARRANTS
DIVERSIFIED FINANCIAL SERVICES
ASAT Finance LLC Strike @ $18.60 Expire 11/1/06 (a)(c)(e)(l)                8,680      $            87         0.00% (b)
                                                                                       ---------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                   $            87         0.00%
                                                                                       ---------------         ----

MACHINERY
Thermadyne Holdings Corp. Class B Expire 5/23/06 (a)(e)(l)                  2,198      $            81         0.00% (b)
                                                                                       ---------------         ----
TOTAL MACHINERY                                                                        $            81         0.00%
                                                                                       ---------------         ----

MEDIA
Haights Cross Communications, Inc. Strike price $0.001                        385      $             4         0.00% (b)
  Expire 12/10/11 (a)(e)(h)(l)
Haights Cross Communications, Inc. Strike price $0.001                    374,051      $         3,741         0.00% (b)
Expire 12/10/11 Preferred Class A (a)(e)(h)(l)
Ono Finance PLC Expire 2/15/11 (a)(c)(e)(l)                                40,495      $           405         0.00% (b)
Ziff Davis Media, Inc. Strike @ $0.001 Expire 8/12/12 (a)(c)              777,370      $        77,737         0.00% (b)
                                                                                       ---------------         ----
TOTAL MEDIA                                                                            $        81,887         0.00% (b)
                                                                                       ---------------         ----

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE      % NET ASSETS
METALS & MINING
ACP Holding Co. Strike @ $0.01 Expire 10/7/13 (a)(c)(e)                 3,871,278      $     6,968,301         0.15%
                                                                                       ---------------         ----
TOTAL METALS & MINING                                                                  $     6,968,301         0.15%
                                                                                       ---------------         ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Class A Expire 12/2/12 (a)(e)(h)(l)           1,062,401      $     1,328,001         0.03%
NEON Communications, Inc. Expire 12/2/12 (a)(e)(h)(l)                   3,117,746      $        31,177         0.00% (b)
UbiquiTel, Inc. Strike @ $22.74 Expire 4/15/10 (a)(c)(e)                   14,230      $           142         0.00% (b)
                                                                                       ---------------         ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                              $     1,359,320         0.03%
                                                                                       ---------------         ----
TOTAL WARRANTS
  (Cost $6,078,496)                                                                    $     8,409,676         0.18%
                                                                                       ---------------         ----

YANKEE BONDS (N)
COMMERCIAL SERVICES & SUPPLIES
Marsulex, Inc.                                                    $     6,355,000      $     6,529,763         0.14%
  9.625%, due 7/1/08
                                                                                       ---------------         ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                                   $     6,529,763         0.14%
                                                                                       ---------------         ----

COMMUNICATIONS EQUIPMENT
Nortel Networks Corp.                                             $     3,000,000      $     2,835,000         0.06%
  6.875%, due 9/1/23 (i)
                                                                                       ---------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                                         $     2,835,000         0.06%
                                                                                       ---------------         ----

CONTAINERS & PACKAGING
Smurfit Capital Funding PLC                                       $     3,475,000      $     3,457,625         0.07%
  7.50%, due 11/20/25
                                                                                       ---------------         ----
TOTAL CONTAINERS & PACKAGING                                                           $     3,457,625         0.07%
                                                                                       ---------------         ----

ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                        $    22,034,136      $    25,174,000         0.53%
  10.00%, due 11/5/10
Petroleum Geo-Services ASA                                        $     6,465,676      $     6,594,990         0.14%
  8.00%, due 11/5/06
                                                                                       ---------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                      $    31,768,990         0.67%
                                                                                       ---------------         ----

INSURANCE
Fairfax Financial Holdings Ltd.                                   $     2,965,000      $     3,031,712         0.07%
  7.75%, due 4/26/12
Fairfax Financial Holdings Ltd.                                   $     3,000,000      $     2,977,500         0.06%
  8.30%, due 4/15/26
Fairfax Financial Holdings Ltd.                                   $     4,697,000      $     4,603,060         0.10%
  7.375%, due 4/15/18 (i)
Fairfax Financial Holdings Ltd.                                   $     7,255,000      $     7,508,925         0.16%
  8.25%, due 10/1/15 (i)
Fairfax Financial Holdings Ltd.                                   $     4,810,000      $     4,377,100         0.09%
  7.75%, due 7/15/37
                                                                                       ---------------         ----
TOTAL INSURANCE                                                                        $    22,498,297         0.48%
                                                                                       ---------------         ----

                                                                  SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE      % NET ASSETS
MARINE
Sea Containers Ltd.                                               $     5,175,000      $     5,343,187         0.11%
  10.75%, due 10/15/06 (i)
                                                                                       ---------------         ----
TOTAL MARINE                                                                           $     5,343,187         0.11%
                                                                                       ---------------         ----

MEDIA
Rogers Cablesystem, Ltd.                                          $     7,205,000      $     7,961,525         0.17%
  11.00%, due 12/1/15
                                                                                       ---------------         ----
TOTAL MEDIA                                                                            $     7,961,525         0.17%
                                                                                       ---------------         ----

METALS & MINING
Algoma Steel, Inc.                                                $    23,265,000      $    25,707,824         0.55%
  11.00%, due 12/31/09
                                                                                       ---------------         ----
TOTAL METALS & MINING                                                                  $    25,707,824         0.55%
                                                                                       ---------------         ----

PAPER & FOREST PRODUCTS
Tembec Industries, Inc.                                           $    11,085,000      $    11,015,720         0.24%
  8.625%, due 6/30/09 (i)
                                                                                       ---------------         ----
TOTAL PAPER & FOREST PRODUCTS                                                          $    11,015,720         0.24%
                                                                                       ---------------         ----

ROAD & RAIL
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.           $     4,075,000      $     4,105,563         0.09%
  11.75%, due 6/15/09
                                                                                       ---------------         ----
TOTAL ROAD & RAIL                                                                      $     4,105,563         0.09%
                                                                                       ---------------         ----

WIRELESS TELECOMMUNICATION SERVICES
Rogers Cantel, Inc.                                               $     3,660,000      $     4,392,000         0.09%
  9.75%, due 6/1/16
                                                                                       ---------------         ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                              $     4,392,000         0.09%
                                                                                       ---------------         ----
TOTAL YANKEE BONDS
  (Cost $104,742,195)                                                                  $   125,615,494         2.67%
                                                                                       ---------------         ----

COMMERCIAL PAPER
AIG Funding, Inc.                                                 $    32,280,000      $    32,264,307         0.68%
  2.50% due 2/8/05
AIG Funding, Inc.                                                 $    55,000,000      $    54,989,627         1.17%
  2.26% due 2/4/05
American General Finance Corp.                                    $    26,765,000      $    26,754,768         0.57%
  2.29% due 2/7/05
American General Finance Corp.                                    $    21,780,000      $    21,771,249         0.46%
  2.41% due 2/7/05
Federal National Mortgage Association                             $    59,535,000      $    59,535,000         1.26%
  2.23% due 2/1/05
Federal National Mortgage Association                             $     1,100,000      $     1,098,900         0.02%
  2.40% due 2/16/05

                                                               SHARES/PRINCIPAL
                                                                    AMOUNT            MARKET VALUE          % NET ASSETS
General Electric Capital Corp.                                   $125,265,000         $125,160,821               2.66%
  2.30% due 2/14/05
Goldman Sachs Group, Inc. (The)                                  $ 48,080,000         $ 48,080,000               1.02%
  2.25% due 2/1/05
Goldman Sachs Group, Inc. (The)                                  $123,575,000         $123,432,498               2.62%
  2.44% due 2/18/05
Harvard University                                               $  2,000,000         $  1,991,111               0.04%
  2.50% due 4/6/05
International Business Machines Corp.                            $100,000,000         $ 99,905,291               2.12%
  2.27% due 2/16/05
International Business Machines Corp.                            $113,000,000         $112,892,528               2.40%
  2.28% due 2/16/05
Neptune Funding                                                  $  9,000,000         $  9,000,000               0.19%
  2.61% due 2/01/05 (o)
Starbird Funding Corp.                                           $ 50,000,000         $ 49,884,403               1.05%
  2.08% due 3/14/05 (o)
Wells Fargo & Co.                                                $ 56,700,000         $ 56,674,514               1.20%
                                                                                      ------------              -----
  2.31% due 2/8/05
TOTAL COMMERCIAL PAPER
  (Cost $823,435,017)                                                                 $823,435,017              17.46%
                                                                                      ------------              -----

INVESTMENT COMPANIES-MM
CAPITAL MARKETS
AIM Institutional Funds
  Groups (o)                                                          299,573         $    299,573               0.01%
Merrill Lynch Premier Institutional Fund                           66,530,445         $ 66,530,445               1.41%
                                                                                      ------------              -----
TOTAL CAPITAL MARKETS                                                                 $ 66,830,018               1.42%
                                                                                      ------------              -----
TOTAL INVESTMENT COMPANIES-MM
  (Cost $66,830,018)                                                                  $ 66,830,018               1.42%
                                                                                      ------------              -----

MASTER NOTE
Banc of America Securities LLC
  2.58% due 2/1/05 (o)                                           $123,274,000         $123,274,000               2.61%
                                                                                      ------------              -----
TOTAL MASTER NOTE
  (Cost $123,274,000)                                                                 $123,274,000               2.61%
                                                                                      ------------              -----
REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  2.55%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $56,879,029 (o)
  (Collateralized by Various Bonds with
  a Principal Amount of $63,596,460 and a
  Market Value of $58,014,550)                                   $ 56,875,000         $ 56,875,000               1.21%

                                                   SHARES/PRINCIPAL
                                                        AMOUNT            MARKET VALUE          % NET ASSETS
Dresdner Kleinwort Wasserstein Securities LLC
  2.57%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $101,607,253(o)
  (Collateralized by Various Bonds
  with a Principal Amount of $65,637,156
  and a Market Value of $66,677,224)                 $101,600,000         $101,600,000               2.16%
Lehman Brothers, Inc.
  2.55%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $46,250,276(o)
  (Collateralized by Various Bonds
  with a Principal Amount of $52,448,243
  and a Market Value of $48,555,642)                 $ 46,247,000         $ 46,247,000               0.98%
Merrill Lynch & Co., Inc.
  2.58%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $110,006,883(o)
  (Collateralized by Various Bonds
  with a Principal Amount of $108,094,085
  and a Market Value of $115,501,191)                $109,999,000         $109,999,000               2.33%
Morgan Stanley & Co
  2.55%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $55,083,902(o)
  (Collateralized by Various Bonds
  with a Principal Amount of $80,475,341
  and a Market Value of $57,930,987)                 $ 55,080,000         $ 55,080,000               1.17%
                                                                          ------------              -----
TOTAL REPURCHASE AGREEMENTS
  (Cost $369,801,000)                                                     $369,801,000               7.85%
                                                                          ------------              -----

                                                               SHARES/PRINCIPAL
                                                                    AMOUNT            MARKET VALUE        % NET ASSETS
SHORT-TERM LOAN ASSIGNMENTS & PARTICIPATION
MULTI-UTILITIES & UNREGULATED POWER
Mirant Corp. Revolver                                            $  7,020,000       $    5,113,635               0.11%
                                                                                    --------------             ------
  4.75%, due 1/15/06 (d)(h)(j)
Total Short-Term Loan Assignment & Participation
  (Cost $5,742,396)                                                                 $    5,113,635               0.11%
                                                                                    --------------             ------

TOTAL SHORT-TERM INVESTMENTS
  (Cost $1,389,082,431)                                                             $1,388,453,670              29.45%
                                                                                    --------------             ------
TOTAL INVESTMENTS

  (Cost $5,027,018,334) (p)                                                         $5,243,839,664(q)          111.26%
                                                                                    --------------             ------

Cash and Other Assets Less Liabilities                                              $ (531,030,116)            (11.26)%
                                                                                    --------------             ------
NET ASSETS                                                                          $4,712,809,548             100.00%
                                                                                    ==============             ======

(a)   Non-income producing security.

(b)   Less than one tenth of a percent.

(c)   May be sold to institutional investors only.

(d)   Issue in default.

(e)   Illiquid security.

(f)   Issuer in bankruptcy.

(g)   Partially segregated for unfunded loan commitments.

(h)   Restricted security.

(i)   Represents a security, or a portion thereof, which is out on loan.

(j)   Floating rate. Rate shown is the rate in effect at January 31, 2005.

(k) LYON-Liquid Yield Option Note: callable, zero coupon securities priced at a deep discount from par. They include a "put" feature that enables holders to redeem them at a specific date, at a specific price. Put prices reflect fixed interest rates, and therefore increase over time.

(l)   Fair valued security.

(m) PIK ("Payment in Kind") - Interest or dividend payment is made with additional securities.

(n) Yankee bond--Dollar denominated bonds issued in the United States by foreign banks and corporations.

(o) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(p)   The cost for federal income tax purposes is $5,105,563,738.

(q) At January 31, 2005, net unrealized appreciation was $137,275,926 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $362,103,825 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $224,827,899.

     The following abbreviations are used in the above portfolio:
     C$-Canadian Dollar.
     E -Euro.
     L -Pound Sterling.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                                  SHARES / PRINCIPAL
                                                                         AMOUNT       MARKET VALUE     % NET ASSETS
MAINSTAY INTERNATIONAL BOND FUND
BRADY BOND-GOVERNMENT
BRAZIL
Republic of Brazil Series 11BR                                    Y       30,000,000  $    295,520         0.84%
  4.75%, due 4/10/07
Republic of Brazil Series 20 year                                 $           38,995  $     39,919         0.11%
  8.00%, due 4/15/14
                                                                                      ------------         ----
TOTAL BRAZIL                                                                          $    335,439         0.95%
                                                                                      ------------         ----
TOTAL BRADY BOND-GOVERNMENT                                                           $    335,439         0.95%
                                                                                      ------------         ----
CORPORATE BONDS
AUSTRALIA
Australia & New Zealand Banking Group Ltd. Series E               L          110,000  $    207,506         0.59%
  4.901%, due 2/27/07 (b)
                                                                                      ------------         ----
TOTAL AUSTRALIA                                                                       $    207,506         0.59%
                                                                                      ------------         ----

BERMUDA
AES China Generating Co., Ltd.                                    $          250,000  $    258,553         0.74%
  8.25%, due 6/26/10
                                                                                      ------------         ----
TOTAL BERMUDA                                                                         $    258,553         0.74%
                                                                                      ------------         ----

BRAZIL
CIA Brasileira de Bebidas                                         $          125,000  $    157,031         0.45%
  10.50%, due 12/15/11
                                                                                      ------------         ----
TOTAL BRAZIL                                                                          $    157,031         0.45%
                                                                                      ------------         ----

CAYMAN ISLANDS
CSN Islands VIII Corp.                                            $          170,000  $    179,988         0.51%
  9.75%, due 12/16/13 (a)
                                                                                      ------------         ----
TOTAL CAYMAN ISLANDS                                                                  $    179,988         0.51%
                                                                                      ------------         ----

CHILE
AES Gener SA                                                      $          200,000  $    203,500         0.58%
  7.50%, due 3/25/14

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE     % NET ASSETS
Compania Nacional de Transmision Electrica S.A.           $          100,000    $    115,246         0.33%
  7.875%, due 4/15/11
Empresa Nacional de Electricidad S.A. Series B            $          100,000    $    113,208         0.32%
  8.50%, due 4/1/09
Empresa Nacional de Petroleo                              $          100,000    $    111,952         0.31%
  6.75%, due 11/15/12 (a)
                                                                                ------------         ----
TOTAL CHILE                                                                     $    543,906         1.54%
                                                                                ------------         ----
CZECH REPUBLIC
Oskar Mobile                                              E          100,000    $    140,184         0.40%
  7.50%, due 10/15/11 (a)
                                                                                ------------         ----
TOTAL CZECH REPUBLIC                                                            $    140,184         0.40%
                                                                                ------------         ----

FRANCE
Veolia Environnement Series E                             E          200,000    $    284,448         0.81%
  5.875%, due 6/27/08
                                                                                ------------         ----
TOTAL FRANCE                                                                    $    284,448         0.81%
                                                                                ------------         ----

GERMANY
Citibank Global Markets Deutschland for Severstal         $          100,000    $    101,000         0.29%
  9.25%, due 4/19/14 (a)
KfW Kreditanstalt fuer Wiederaufbau Series INTL                      875,000    $  1,181,037         3.36%
  4.75%, due 8/18/06
Kyivstar GSM                                              $          150,000    $    168,000         0.47%
  10.375%, due 8/17/09(a)
Morgan Stanley Bank AG for OAO Gazprom                    $          260,000    $    309,400         0.88%
  9.625%, due 3/1/13 (a)
                                                                                ------------         ----
TOTAL GERMANY                                                                   $  1,759,437         5.00%
                                                                                ------------         ----

GREAT BRITAIN (UK)
Annington Finance No 1                                    E          102,308    $    192,361         0.55%
  4.919%, due 10/2/06
GKN Holdings PLC                                          $          100,000    $    195,211         0.56%
  6.75%, due 10/28/19
                                                                                ------------         ----
TOTAL GREAT BRITAIN (UK)                                                        $    387,572         1.11%
                                                                                ------------         ----

KAZAKHSTAN
Tengizchevroil LLP                                        $          100,000    $    100,875         0.29%
  6.124%, due 11/15/14 (a)
                                                                                ------------         ----
TOTAL KAZAKHSTAN                                                                $    100,875         0.29%
                                                                                ------------         ----

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE     % NET ASSETS
LUXEMBORG
Gazprom International S.A.                                $          200,000    $    212,000         0.60%
  7.201%, due 2/1/20 (a)
UBS Luxembourg SA for Wimm-Bill-Dann Foods OJSC           $          100,000    $    100,375         0.29%
  8.50%, due 5/21/08 (a)
                                                                                ------------         ----
TOTAL LUXEMBORG                                                                 $    312,375         0.89%
                                                                                ------------         ----

MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A.
 de C.V.                                                  $           90,000    $    104,850         0.30%
  12.50%, due 6/15/12
                                                                                ------------         ----
TOTAL MEXICO                                                                    $    104,850         0.30%
                                                                                ------------         ----

NETHERLANDS
Allianz Finance II B.V.                                              100,000    $    149,296         0.42%
  6.125%, due 5/31/22 (b)
Deutsche Post Finance BV                                  $          250,000    $    360,336         1.02%
  5.125%, due 10/4/12
Kazkommerts International BV                              $          100,000    $     98,500         0.28%
  7.00%, due 11/3/09 (a)
RWE Finance BV Series N                                   L          100,000    $    184,175         0.52%
  4.625%, due 8/17/10
                                                                                ------------         ----
TOTAL NETHERLANDS                                                               $    792,307         2.24%
                                                                                ------------         ----

SINGAPORE
Singapore Powerassets Ltd.                                $          150,000    $    153,351         0.44%
  5.00%, due 10/22/13 (a)
                                                                                ------------         ----
TOTAL SINGAPORE                                                                 $    153,351         0.44%
                                                                                ------------         ----

SUPRANATIONAL
Corporacion Andina de Fomento CAF Series 4RG              Y       25,000,000    $    244,040         0.69%
  1.17%, due 7/27/06
European Investment Bank Series E                         $       60,000,000    $    609,947         1.74%
  2.125%, due 9/20/07
                                                                                ------------         ----
TOTAL SUPRANATIONAL                                                             $    853,987         2.43%
                                                                                ------------         ----

UNITED STATES
AT & T Corp. Series REGS                                             130,000    $    182,497         0.51%
  7.75%, due 11/21/06
Citigroup, Inc.                                           Y       30,000,000    $    292,825         0.83%
  0.80%, due 10/30/08
Goldman Sachs Group, L.P.                                            230,000    $    326,379         0.93%
  5.125%, due 4/24/13
Morgan Stanley Series E                                   L           85,000    $    160,677         0.46%
  5.375%, due 11/14/13

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE     % NET ASSETS
Pemex Project Funding Master Trust                                   250,000    $    357,238          1.02%
  6.375%, due 8/5/16 (a)
Ultrapetrol (Bahamas) Ltd.                                $          100,000    $     96,750          0.28%
  9.00%, due 11/24/14 (a)
                                                                                ------------         -----
TOTAL UNITED STATES                                                             $  1,416,366          4.03%
                                                                                ------------         -----
TOTAL CORPORATE BONDS                                                           $  7,652,736         21.77%
                                                                                ------------         -----

FOREIGN GOVERNMENT TREASURY
AUSTRIA
Republic of Austria Series 2                              E          277,000    $    394,011          1.12%
  4.65%, due 1/15/18
                                                                                ------------         -----
TOTAL AUSTRIA                                                                   $    394,011          1.12%
                                                                                ------------         -----

BELGIUM
Kingdom of Belgium Series 36                              E          270,000    $    389,488          1.10%
  5.00%, due 9/28/11
Kingdom of Belgium Series 42                                         425,000    $    559,501          1.59%
  3.00%, due 9/28/08
                                                                                ------------         -----
TOTAL BELGIUM                                                                   $    948,989          2.69%
                                                                                ------------         -----

BRAZIL
Republic of Brazil                                        $          140,000    $    167,300          0.48%
  11.00%, due 1/11/12
                                                                                ------------         -----
TOTAL BRAZIL                                                                    $    167,300          0.48%
                                                                                ------------         -----

COLOMBIA
Republic of Columbia                                      $          180,000    $    173,250          0.49%
  8.125%, due 5/21/24
                                                                                ------------         -----
TOTAL COLOMBIA                                                                  $    173,250          0.49%
                                                                                ------------         -----

EL SALVADOR
Republic of El Salvador                                   $          100,000    $    109,750          0.31%
  7.75%, due 1/24/23 (a)
                                                                                ------------         -----
TOTAL EL SALVADOR                                                               $    109,750          0.31%
                                                                                ------------         -----

FRANCE
Government of France                                      E          700,000    $    983,737          2.80%
  5.25%, due 4/25/08
                                                                                ------------         -----
TOTAL FRANCE                                                                    $    983,737          2.80%
                                                                                ------------         -----

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE     % NET ASSETS
GERMANY
Aries Vermogensverwaltungs GmbH                             E    250,000        $    309,062         0.88%
  9.60%, due 10/25/14 (a)
Deutsche Bundesrepublik Series 00                                500,000        $    877,951         2.50%
  6.25%, due 1/4/30
Deutsche Bundesrepublik Series 01                              1,895,000        $  2,730,755         7.77%
  5.00%, due 7/4/11
Deutsche Bundesrepublik Series 98                                150,000        $    208,369         0.59%
  4.75%, due 7/4/08
Deutsche Bundesrepublik Series 98                              1,367,000        $  1,912,214         5.44%
  5.25%, due 1/4/08
Deutsche Bundesrepublik Series 99                                400,000        $    539,605         1.53%
  3.75%, due 1/4/09
Deutsche Bundesrepublik Series 99                                540,000        $    780,717         2.21%
  5.375%, due 1/4/10
                                                                                ------------        -----
TOTAL GERMANY                                                                   $  7,358,673        20.92%
                                                                                ------------        -----

GREAT BRITAIN (UK)
United Kingdom Treasury Bond                                L    170,000        $    313,989         0.89%
  4.00%, due 3/7/09
United Kingdom Treasury Bond                                      45,000        $    109,363         0.31%
  8.00%, due 12/7/15
United Kingdom Treasury Bond                                     200,000        $    409,655         1.17%
  6.25%, due 11/25/10
United Kingdom Treasury Bond                                     183,000        $    353,820         1.01%
  5.00%, due 3/7/12
United Kingdom Treasury Bond                                     200,000        $    396,948         1.12%
  7.50%, due 12/7/06
United Kingdom Treasury Bond                                     725,000        $  1,310,263         3.73%
  4.25%, due 6/7/32
                                                                                ------------        -----
TOTAL GREAT BRITAIN (UK)                                                        $  2,894,038         8.23%
                                                                                ------------        -----

GREECE
Hellenic Republic                                           E    607,000        $    975,189         2.77%
  5.90%, due 10/22/22
                                                                                ------------        -----
TOTAL GREECE                                                                    $    975,189         2.77%
                                                                                ------------        -----

ITALY
Buoni Poliennali del Tesero                                 E  1,365,000        $  2,002,250         5.70%
  5.50%, due 11/1/10
Republic of Italy                                           Y 33,000,000        $    354,287         1.01%
  3.80%, due 3/27/08
                                                                                ------------        -----
TOTAL ITALY                                                                     $  2,356,537         6.71%
                                                                                ------------        -----

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE     % NET ASSETS
JAPAN
Development Bank of Japan Series INTL                     Y       41,000,000    $    342,540         0.97%
  1.05%, due 6/20/23
                                                                                ------------         ----
TOTAL JAPAN                                                                     $    342,540         0.97%
                                                                                ------------         ----

MEXICO
United Mexican States                                     $          150,000    $    171,375         0.49%
  7.50%, due 1/14/12
                                                                                ------------         ----
TOTAL MEXICO                                                                    $    171,375         0.49%
                                                                                ------------         ----

NETHERLANDS
Netherlands Government                                    E          500,000    $    674,587         1.92%
  3.75%, due 7/15/09
                                                                                ------------         ----
TOTAL NETHERLANDS                                                               $    674,587         1.92%
                                                                                ------------         ----

NORWAY
Norwegian Government                                      NK       5,135,000    $    874,822         2.49%
  6.75%, due 1/15/07
                                                                                ------------         ----
TOTAL NORWAY                                                                    $    874,822         2.49%
                                                                                ------------         ----

PHILIPPINES
Republic of Philippines                                   $          250,000    $    248,438         0.71%
  9.50%, due 2/2/30
                                                                                ------------         ----
TOTAL PHILIPPINES                                                               $    248,438         0.71%
                                                                                ------------         ----

SOUTH AFRICA
Republic of South Africa Series E                         $          400,000    $    580,288         1.65%
  7.00%, due 4/10/08
                                                                                ------------         ----
TOTAL SOUTH AFRICA                                                              $    580,288         1.65%
                                                                                ------------         ----

SPAIN
Bonos Y Obligacion del Estado                             E        2,035,000    $  2,920,569         8.31%
  4.75%, due 7/30/14
                                                                                ------------         ----
TOTAL SPAIN                                                                     $  2,920,569         8.31%
                                                                                ------------         ----

TURKEY
Republic of Turkey                                        $          400,000    $    395,500         1.13%
  7.375%, due 2/5/25
                                                                                ------------         ----
TOTAL TURKEY                                                                    $    395,500         1.13%
                                                                                ------------         ----

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE     % NET ASSETS
UKRAINE
Ukraine Government                                        $          100,000    $    105,250         0.30%
  6.875%, due 3/4/11 (a)
Ukraine Government                                        $          200,000    $    219,750         0.63%
  7.65%, due 6/11/13 (a)
                                                                                ------------        -----
TOTAL UKRAINE                                                                   $    325,000         0.93%
                                                                                ------------        -----

VENEZUELA
Republic of Venezuela                                     $          200,000    $    266,600         0.76%
  13.625%, due 8/15/18
                                                                                ------------        -----
TOTAL VENEZUELA                                                                 $    266,600         0.76%
                                                                                ------------        -----
TOTAL FOREIGN GOVERNMENT TREASURY                                               $ 23,161,193        65.88%
                                                                                ------------        -----

LOAN ASSIGNMENT & PARTICIPATION
ALGERIA
Republic of Algeria Tranche                               Y       20,263,160    $    192,926         0.55%
  0.938%, due 3/4/10 (b)(c)
                                                                                ------------        -----
TOTAL ALGERIA                                                                   $    192,926         0.55%
                                                                                ------------        -----
TOTAL LOAN ASSIGNMENT & PARTICIPATION                                           $    192,926         0.55%
                                                                                ------------        -----

YANKEE BONDS (d)
ARGENTINA
YPF Sociedad Anonima                                      $          100,000    $    111,250         0.32%
  9.125%, due 2/24/09
                                                                                ------------        -----
TOTAL ARGENTINA                                                                 $    111,250         0.32%
                                                                                ------------        -----

MEXICO
Grupo Transportacion Ferroviaria Mexicana, S.A. de C.V.   $          100,000    $    100,750         0.28%
  11.75%, due 6/15/09
                                                                                ------------        -----
TOTAL MEXICO                                                                    $    100,750         0.28%
                                                                                ------------        -----
TOTAL YANKEE BONDS                                                              $    212,000         0.60%
                                                                                ------------        -----

COMMERCIAL PAPER
UNITED STATES
AIG Funding, Inc.                                         $          780,000    $    780,000         2.22%
  2.20% due 2/1/05
AIG Funding, Inc.                                         $          805,000    $    804,609         2.29%
  2.50% due 2/8/05
Federal Home Loan Banks                                   $          830,000    $    830,000         2.36%
  2.07% due 2/1/05

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE     % NET ASSETS
Goldman Sachs Group, Inc. (The)                           $          540,000    $    540,000          1.54%
  2.25% due 2/1/05
                                                                                ------------        ------
TOTAL UNITED STATES                                                             $  2,954,609          8.41%
                                                                                ------------        ------
TOTAL COMMERCIAL PAPER                                                          $  2,954,609          8.41%
                                                                                ------------        ------
TOTAL INVESTMENTS
  (Cost $29,384,489)(e)                                                         $ 34,508,903(f)      98.16%
Cash and Other Assets Less Liabilities                                          $    645,973          1.84%
                                                                                ------------        ------
NET ASSETS                                                                      $ 35,154,876        100.00%
                                                                                ============        ======

(a) May be sold to institutional investors only.

(b) Floating rate. Rate shown is the rate in effect at January 31, 2005.

(c) Restricted security.

(d) Yankee Bond-Dollar denominated bond issued in the United States by a foreign bank or corporation.

(e) The cost for federal income tax purposes is $32,353,455.

(f) At January 31, 2005 net unrealized appreciation for securities was $2,155,448 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $2,159,208 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $3,760.

The following abbreviations are used in the above portfolio:
    (E)    --Euro

    (Y)    --Japanese Yen

    (L)    --Pound Sterling

     $     --U.S. Dollar

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                                        SHARES/PRINCIPAL
                                                                             AMOUNT           MARKET VALUE     % NET ASSETS
MAINSTAY INTERNATIONAL EQUITY FUND
COMMON STOCK
AUSTRALIA
Australian Gas Light Co. Ltd. (multi-utilities & unregulated power)           181,700        $   1,936,117         0.92%
                                                                                              ------------         ----
TOTAL AUSTRALIA                                                                              $   1,936,117         0.92%
                                                                                             -------------         ----
BERMUDA
RenaissanceRe Holdings Ltd. (insurance)                                        23,800        $   1,194,998         0.57%
                                                                                             -------------         ----
TOTAL BERMUDA                                                                                $   1,194,998         0.57%
                                                                                             -------------         ----
CANADA
Bank of Montreal (commercial banks)                                             4,500        $     200,492         0.10%
                                                                                             -------------         ----
TOTAL CANADA                                                                                 $     200,492         0.10%
                                                                                             -------------         ----
DENMARK
Danske Bank AS (commercial banks)                                              70,705        $   2,065,352         0.98%
                                                                                             -------------         ----
TOTAL DENMARK                                                                                $   2,065,352         0.98%
                                                                                             -------------         ----
FINLAND
TietoEnator Oyj (it services)                                                  65,320        $   1,911,570         0.91%
                                                                                             -------------         ----
TOTAL FINLAND                                                                                $   1,911,570         0.91%
                                                                                             -------------         ----
FRANCE
Air Liquide, S.A. (chemicals)                                                   6,200        $   1,066,016         0.51%
BNP Paribas, S.A. (diversified financial services)                             50,780        $   3,663,854         1.74%
Dexia (commercial banks)                                                       75,900        $   1,701,759         0.81%
M6 Metropole Television (broadcasting & publishing)                            26,400        $     757,102         0.36%
Societe Generale, S.A. (commercial banks)                                       5,000        $     497,956         0.24%
Total, S.A. (oil & gas)                                                        14,800        $   3,173,622         1.51%
                                                                                             -------------         ----
TOTAL FRANCE                                                                                 $  10,860,309         5.16%
                                                                                             -------------         ----

GERMANY
BASF AG (chemicals)                                                            27,000        $   1,844,263         0.88%
Bayerische Motoren Werke (BMW) AG (automobiles)                               150,938        $   6,361,095         3.02%

                                                                         SHARES/PRINCIPAL
                                                                              AMOUNT          MARKET VALUE     % NET ASSETS
Deutsche Boerse AG (diversified financial services)                            96,878        $   6,017,490         2.86%
Hannover Rueckversicherung AG (insurance)                                      56,247        $   2,166,630         1.03%
Muenchener Rueckversicherungs-Gesellschaft AG Registered (insurance)           11,009        $   1,255,692         0.60%
                                                                                             -------------        -----
TOTAL GERMANY                                                                                $  17,645,170         8.39%
                                                                                             -------------        -----
GREAT BRITAIN (UK)
AstraZeneca Group PLC ADR (pharmaceuticals) (c)                                32,000        $   1,203,200         0.57%
BP PLC ADR (oil & gas) (c)                                                     49,733        $   2,965,082         1.41%
Compass Group PLC (hotels, restaurants & leisure)                             441,200        $   2,007,554         0.95%
Diageo PLC ADR (beverages) (c)                                                 20,640        $   1,133,342         0.54%
Diageo PLC (beverages)                                                        353,261        $   4,820,572         2.29%
Exel PLC (air freight & logistics)                                            218,940        $   3,313,863         1.57%
GlaxoSmithKline PLC ADR (pharmaceuticals) (c)                                  70,900        $   3,160,013         1.50%
Kingfisher PLC (merchandising)                                                183,000        $   1,053,589         0.50%
Lloyds TSB Group PLC (diversified financial services)                         467,100        $   4,369,743         2.08%
Lloyds TSB Group PLC ADR (diversified financial services) (c)                   9,910        $     374,301         0.18%
Man Group PLC (diversified financial services)                                163,710        $   4,199,315         1.99%
Next PLC (merchandising)                                                       16,500        $     488,905         0.23%
Provident Financial PLC (consumer finance)                                     41,500        $     540,084         0.26%
Reckitt Benckiser PLC (household products)                                    145,709        $   4,333,935         2.06%
Scottish & Southern Energy PLC (multi-utilities & unregulated power)           72,730        $   1,220,180         0.58%
Smith & Nephew PLC (health & personal care)                                    54,900        $     537,926         0.26%
Tesco PLC (food & staples retailing)                                        1,461,673        $   8,504,911         4.04%
                                                                                             -------------        -----
TOTAL GREAT BRITAIN (UK)                                                                     $  44,226,515        21.00%
                                                                                             -------------        -----
HONG KONG
Hongkong Electric Holdings Ltd. (electric utilities)                          446,100        $   1,990,319         0.94%
                                                                                             -------------        -----
TOTAL HONG KONG                                                                              $   1,990,319         0.94%
                                                                                             -------------        -----
INDIA
ITC, Ltd. GDR (tobacco) (b)(d)                                                 46,500        $   1,450,601         0.69%
                                                                                             -------------        -----
TOTAL INDIA                                                                                  $   1,450,601         0.69%
                                                                                             -------------        -----
IRELAND
Bank of Ireland (commercial banks)                                            257,403        $   4,090,203         1.94%
                                                                                             -------------        -----
TOTAL IRELAND                                                                                $   4,090,203         1.94%
                                                                                             -------------        -----
ITALY
Banco Popolare di Verona e Novara Scrl (commercial banks)                      45,900        $     881,339         0.42%
Enel S.p.A. (utilities-electric & gas)                                        373,400        $   3,509,436         1.67%
ENI S.p.A. (oil & gas)                                                        145,200        $   3,528,096         1.67%

                                                                        SHARES/PRINCIPAL
                                                                            AMOUNT           MARKET VALUE      % NET ASSETS
ENI Spa PLC ADR (oil & gas) (c)                                                 3,000        $     366,600         0.17%
Riunione Adriatica di Sicurta S.p.A. (insurance)                               69,200        $   1,564,165         0.74%
Snam Rete Gas S.p.A. (gas utilities)                                          850,095        $   5,047,583         2.40%
UniCredito Italiano S.p.A. (banking)                                          285,600        $   1,571,080         0.75%
                                                                                             -------------        -----
TOTAL ITALY                                                                                  $  16,468,299         7.82%
                                                                                             -------------        -----
JAPAN
Canon, Inc. (office electronics)                                               67,400        $   3,518,051         1.67%
Canon, Inc. ADR (office electronics) (c)                                       57,423        $   3,019,301         1.43%
Fuji Photo Film Co., Ltd. (leisure equipment & products)                       31,400        $   1,129,071         0.54%
INPEX Corp. (oil & gas) (a)                                                        35        $     174,907         0.08%
Konica Minolta Holdings, Inc. (recreation, other consumer goods)               11,500        $     144,507         0.07%
NTT DoCoMo, Inc. (wireless telecommunication services)                          2,870        $   4,993,475         2.37%
NTT DoCoMo, Inc. ADR (wireless telecommunication services) (c)                 26,900        $     468,060         0.22%
OBIC Co., Ltd. (it services)                                                    3,800        $     777,594         0.37%
RICOH Co., Ltd. (data processing & reproduction)                               44,000        $     777,885         0.37%
Secom Co., Ltd. (commercial services & supplies)                               31,700        $   1,262,423         0.60%
Seven-Eleven Japan Co., Ltd. (food & staples retailing)                        34,100        $   1,034,981         0.49%
Shin-Etsu Chemical Co., Ltd. (chemicals)                                       20,400        $     808,467         0.38%
Takeda Pharmaceutical Co. Ltd. (pharmaceuticals)                              107,400        $   5,107,612         2.43%
Toyota Motor Corp. ADR (automobiles) (c)                                        6,800        $     531,692         0.25%
                                                                                             -------------        -----
TOTAL JAPAN                                                                                  $  23,748,026        11.27%
                                                                                             -------------        -----
MEXICO
Wal-Mart de Mexico SA de CV Series V (multiline retail)                       153,100        $     521,662         0.25%
                                                                                             -------------        -----
TOTAL MEXICO                                                                                 $     521,662         0.25%
                                                                                             -------------        -----
NETHERLANDS
Euronext N.V. (diversified financial services) (a)                            125,585        $   4,000,984         1.90%
Reed Elsevier N.V. (media)                                                    232,170        $   3,132,378         1.49%
Royal Dutch Petroleum Co. New York Shares (oil & gas) (g)                      47,600        $   2,783,172         1.32%
TPG N.V. (air freight & logistics)                                            219,146        $   6,010,447         2.85%
                                                                                             -------------        -----
TOTAL NETHERLANDS                                                                            $  15,926,981         7.56%
                                                                                             -------------        -----
SINGAPORE
SembCorp Logistics Ltd. (air freight & logistics)                             358,000        $     367,494         0.17%
                                                                                             -------------        -----
TOTAL SINGAPORE                                                                              $     367,494         0.17%
                                                                                             -------------        -----
SPAIN
Banco Popular Espanol, S.A. (commercial banks) (g)                             82,834        $   5,496,092         2.61%
Iberdrola, S.A. (multi-utilities & unregulated power)                          78,848        $   1,952,864         0.93%
Indra Sistemas, S.A. (it services)                                             31,708        $     542,702         0.26%

                                                                        SHARES/PRINCIPAL
                                                                            AMOUNT            MARKET VALUE     % NET ASSETS
Red Electrica de Espana (electric utilities)                                   42,400        $     991,001         0.47%
                                                                                             -------------        -----
TOTAL SPAIN                                                                                  $   8,982,659         4.27%
                                                                                             -------------        -----
SWEDEN
AB SKF B Shares (machinery)                                                    23,000        $   1,058,376         0.50%
Autoliv, Inc. (auto components)                                                21,500        $   1,013,725         0.48%
Hennes & Mauritz AB (multiline retail)                                         47,900        $   1,580,293         0.75%
Sandvik AB (machinery)                                                         51,610        $   2,105,280         1.00%
                                                                                             -------------        -----
TOTAL SWEDEN                                                                                 $   5,757,674         2.73%
                                                                                             -------------        -----
SWITZERLAND
Adecco, S.A. Registered (business & public services) (a)                        6,700        $     347,261         0.16%
Credit Suisse Group ADR (commercial banks) (c)                                 17,237        $     695,168         0.33%
Nestle S.A. Registered (food products)                                         26,260        $   6,893,664         3.27%
Novartis AG ADR (pharmaceuticals) (c)                                          58,900        $   2,820,132         1.34%
Novartis AG Registered (pharmaceuticals)                                       40,748        $   1,954,258         0.93%
Serono S.A. Class B (pharmaceuticals)                                             683        $     422,673         0.20%
Swiss Re Registered (insurance)                                                31,100        $   2,127,412         1.01%
UBS AG Registered (capital markets) (e)                                        18,608        $   1,514,319         0.72%
UBS AG Registered (capital markets)                                            52,994        $   4,300,607         2.04%
                                                                                             -------------        -----
TOTAL SWITZERLAND                                                                            $  21,075,494        10.00%
                                                                                             -------------        -----
TOTAL COMMON STOCK                                                                           $ 180,419,935        85.67%
                                                                                             -------------        -----
INVESTMENT COMPANIES
IRELAND
iShares DJ STOXX 50 (capital markets) (f)                                      13,400        $     492,236         0.23%
                                                                                             -------------        -----
TOTAL IRELAND                                                                                $     492,236         0.23%
                                                                                             -------------        -----
UNITED STATES
iShares MSCI United Kingdom (capital markets) (f)(g)                          147,200        $   2,598,080         1.23%
                                                                                             -------------        -----
TOTAL UNITED STATES                                                                          $   2,598,080         1.23%
                                                                                             -------------        -----
TOTAL INVESTMENT COMPANIES                                                                   $   3,090,316         1.46%
                                                                                             -------------        -----
PREFERRED STOCK
GERMANY
Porsche AG E4.00 (automobiles) (g)(l)                                           3,997        $   2,605,142         1.24%
                                                                                             -------------        -----
TOTAL GERMANY                                                                                $   2,605,142         1.24%
                                                                                             -------------        -----
TOTAL PREFERRED STOCK                                                                        $   2,605,142         1.24%
                                                                                             -------------        -----

                                                                        SHARES/PRINCIPAL
                                                                             AMOUNT           MARKET VALUE     % NET ASSETS
WARRANTS
IRELAND
Ryanair Holdings PLC Strike E0.000001 Expire 3/21/08(airlines)
 (a)(b)(l)                                                                     575,918       $   4,810,728         2.28%
                                                                                             -------------       ------
TOTAL IRELAND                                                                                $   4,810,728         2.28%
                                                                                             -------------       ------
TOTAL WARRANTS                                                                               $   4,810,728         2.28%
                                                                                             -------------       ------
COMMERCIAL PAPER
UNITED STATES
AIG Funding, Inc.                                                          $   610,000       $     609,703         0.29%
  2.50% due 2/8/05
                                                                                             -------------       ------
TOTAL UNITED STATES                                                                          $     609,703         0.29%
                                                                                             -------------       ------
TOTAL COMMERCIAL PAPER                                                                       $     609,703         0.29%
                                                                                             -------------       ------
INVESTMENT COMPANY
UNITED STATES
AIM Institutional Funds Group
  (capital markets) (h)                                                    $   355,763       $     355,763         0.17%
                                                                                             -------------       ------
TOTAL UNITED STATES                                                                          $     355,763         0.17%
                                                                                             -------------       ------
TOTAL INVESTMENT COMPANY                                                                     $     355,763         0.17%
                                                                                             -------------       ------
MASTER NOTE
UNITED STATES
Banc of America Securities LLC
  2.58%, due 2/1/05 (capital markets) (h)                                  $   977,000       $     977,000         0.46%
                                                                                             -------------       ------
TOTAL UNITED STATES                                                                          $     977,000         0.46%
                                                                                             -------------       ------
TOTAL MASTER NOTE                                                                            $     977,000         0.46%
                                                                                             -------------       ------
REPURCHASE AGREEMENTS
UNITED STATES
Credit Suisse First Boston LLC
  2.5501%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $1,050,074 (capital markets) (h)
 (Collateralized by Various Bonds with a Principal Amount of
  $1,174,089 and a Market Value of $1,071,038) (i)                         $ 1,050,000       $   1,050,000         0.49%
Dresdner Kleinwort Wasserstein Securities, LLC
  2.57%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $4,500,321 (capital markets) (h)
  (Collateralized by Various Bonds with a Principal Amount of
  $4,577,063 and a Market Value of $4,725,158) (i)                         $ 4,500,000       $   4,500,000         2.14%
Lehman Brothers, Inc.
    2.5499%, dated 1/31/05

  due 2/1/05 Proceeds at Maturity $3,700,262 (capital markets) (h)
  (Collateralized by Various Bonds with a Principal Amount of
  $4,196,132 and a Market Value of $3,884,703) (i)                         $ 3,700,000   $   3,700,000         1.76%
Merrill Lynch Pierce Fenner &  Smith, Inc.
  2.5776%, dated 1/31/05 due 2/1/05 Proceeds at Maturity
  $50,004 (capital markets) (h) (Collateralized by Various Bonds with a Principal Amount of $49,134 and a Market Value
   of $52,501) (i)                                                         $    50,000   $      50,000         0.02%
Morgan Stanley & Co., Inc.
  2.5488%, dated 1/31/05 due 2/1/05 Proceeds at Maturity
  $50,004 (capital markets) (h) (Collateralized by Various Bonds
  with a Principal Amount of $73,053 and a Market Value of $52,588) (i)    $    50,000   $      50,000         0.02%
                                                                                         -------------       ------
TOTAL REPURCHASE AGREEMENTS                                                              $   9,350,000         4.43%
                                                                                         -------------       ------
TOTAL INVESTMENTS
                                                                                         -------------       ------
  (Cost $167,203,377) (j)                                                                $ 202,218,587 (k)    96.00%
                                                                                         -------------       ------
Cash and Other Assets Less Liabilities                                                   $   8,417,466         4.00%
                                                                                         -------------       ------
NET ASSETS                                                                               $ 210,636,053       100.00%
                                                                                         =============       ======

(a) Non-income producing security.

(b) May be sold to institutional investors only.

(c) ADR-American Depositary Receipt.

(d) GDR-Global Depositary Receipt.

(e) Security primarily trades on the New York Stock Exchange.

(f) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(g) Represents a security, or a portion thereof, of which is out on loan.

(h) Represents a security, or portion thereof, purchased with cash collateral received for securities on loan.

(i) Collateralization from various bonds on repurchase agreements may include collateralized mortgage obligations, asset-backed securities, mortgage -backed securities or other long-term corporate bonds.

(j) The cost for federal income tax purposes is $167,431,978.

(k) At January 31, 2005 net unrealized appreciation for securities was $34,786,609, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $36,185,006 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,398,397.

(l) The following abbreviation is used in the following portfolio:
    E-Euro.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                   SHARES / PRINCIPAL
                                         AMOUNT           MARKET VALUE     % NET ASSETS
MAINSTAY MAP FUND
COMMON STOCK
AEROSPACE & DEFENSE
Aviall, Inc. (a)                           5,550         $      159,895        0.01%
Boeing Co. (The)                          34,300         $    1,735,580        0.16%
Embraer-Empresa Brasileira de
 Aeronautica S.A. (c)                     29,700         $      945,945        0.09%
GenCorp, Inc.                             25,800         $      479,364        0.04%
Honeywell International, Inc.             81,500         $    2,932,370        0.26%
Lockheed Martin Corp.                     28,400         $    1,641,804        0.15%
Northrop Grumman Corp.                   194,328         $   10,081,736        0.91%
Orbital Sciences Corp. (a)               114,800         $    1,166,368        0.11%
Raytheon Co.                             173,600         $    6,492,640        0.58%
Teledyne Technologies, Inc. (a)          108,550         $    3,264,099        0.29%
                                                         --------------        ----
TOTAL AEROSPACE & DEFENSE                                $   28,899,801        2.60%
                                                         --------------        ----

AIR FREIGHT & LOGISTICS
Danielson Holding Corp. (a)              137,407         $    1,122,615        0.10%
                                                         --------------        ----
TOTAL AIR FREIGHT & LOGISTICS                            $    1,122,615        0.10%
                                                         --------------        ----

AIRLINES
Southwest Airlines Co.                   349,100         $    5,054,968        0.46%
                                                         --------------        ----
TOTAL AIRLINES                                           $    5,054,968        0.46%
                                                         --------------        ----

AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The)(a)       95,650         $    1,476,836        0.13%
                                                         --------------        ----
TOTAL AUTO COMPONENTS                                    $    1,476,836        0.13%
                                                         --------------        ----

BEVERAGES
Coca-Cola Co. (The)                       28,100         $    1,165,869        0.11%
PepsiCo, Inc.                             29,341         $    1,575,611        0.14%
                                                         --------------        ----
TOTAL BEVERAGES                                          $    2,741,480        0.25%
                                                         --------------        ----

BIOTECHNOLOGY
Amylin Pharmaceuticals, Inc. (a)         129,952         $    2,912,225        0.26%

                                     SHARES / PRINCIPAL
                                           AMOUNT           MARKET VALUE     % NET ASSETS
Chiron Corp. (a)                           64,200          $    2,108,970        0.19%
Enzo Biochem, Inc. (a)                     17,430          $      316,007        0.03%
Enzon Pharmaceuticals, Inc. (a)            50,925          $      656,932        0.06%
Eyetech Pharmaceuticals, Inc. (a)          69,828          $    2,573,860        0.23%
Gen-Probe, Inc. (a)                        25,068          $    1,223,569        0.11%
Genentech, Inc. (a)                       258,700          $   12,342,577        1.11%
MedImmune, Inc. (a)                       214,800          $    5,081,093        0.46%
XOMA Ltd. (a)                              68,025          $      134,009        0.01%
                                                           --------------        ----
TOTAL BIOTECHNOLOGY                                        $   27,349,242        2.46%
                                                           --------------        ----

CAPITAL MARKETS
Bank of New York Co., Inc. (The)          354,400          $   10,529,224        0.95%
Charles Schwab Corp. (The)                644,900          $    7,248,676        0.65%
Eaton Vance Corp.                         324,600          $    8,124,738        0.73%
Jefferies Group, Inc.                      98,400          $    3,837,600        0.35%
Knight Trading Group, Inc. (a)             18,900          $      187,299        0.02%
Mellon Financial Corp.                    230,500          $    6,765,175        0.61%
Merrill Lynch & Co., Inc.                 190,700          $   11,455,349        1.03%
Morgan Stanley                            277,500          $   15,528,900        1.40%
Northern Trust Corp.                       31,955          $    1,394,516        0.13%
State Street Corp.                         81,700          $    3,660,977        0.33%
Waddell & Reed Financial,
 Inc.Class A                               90,300          $    1,974,861        0.18%
                                                           --------------        ----
TOTAL CAPITAL MARKETS                                      $   70,707,315        6.38%
                                                           --------------        ----

CHEMICALS
E.I. du Pont de Nemours & Co.             460,800          $   21,915,648        1.97%
Eastman Chemical Co.                       13,250          $      717,487        0.06%
Great Lakes Chemical Corp.                325,803          $    8,617,489        0.78%
Lyondell Chemical Co.                     224,700          $    6,610,674        0.60%
Monsanto Co.                              351,907          $   19,048,726        1.72%
Olin Corp.                                341,800          $    7,611,886        0.69%
Terra Industries, Inc. (a)(d)(e)(f)       373,200          $    2,854,047        0.26%
                                                           --------------        ----
TOTAL CHEMICALS                                            $   67,375,957        6.08%
                                                           --------------        ----

COMMERCIAL BANKS
Popular, Inc.                             399,656          $   10,662,823        0.96%
Wachovia Corp.                             65,000          $    3,565,250        0.32%
                                                           --------------        ----
TOTAL COMMERCIAL BANKS                                     $   14,228,073        1.28%
                                                           --------------        ----

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
COMMERCIAL SERVICES & SUPPLIES
Brink's Co. (The)                                20,800         $    736,528        0.07%
Cendant Corp.                                   110,400         $  2,599,920        0.23%
Coinstar, Inc. (a)                               25,887         $    647,175        0.06%
Education Management Corp. (a)                  135,400         $  4,324,676        0.39%
Hewitt Associates, Inc. Class A (a)             262,900         $  7,860,710        0.71%
ITT Educational Services, Inc. (a)              163,100         $  8,011,472        0.72%
Korn/Ferry International (a)                     24,600         $    485,358        0.04%
Manpower, Inc.                                  196,500         $  9,559,725        0.86%
On Assignment, Inc. (a)                          17,800         $     97,900        0.01%
Vertrue, Inc. (a)                                 5,800         $    217,616        0.02%
Waste Management, Inc.                           38,000         $  1,102,000        0.10%
                                                                ------------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                            $ 35,643,080        3.21%
                                                                ------------        ----

COMMUNICATIONS EQUIPMENT
ADC Telecommunications, Inc. (a)                134,600         $    345,922        0.03%
CommScope, Inc. (a)                              41,059         $    617,117        0.06%
Endwave Corp. (a)                                32,288         $    622,190        0.06%
Enterasys Networks, Inc. (a)                     99,250         $    139,943        0.01%
Finisar Corp. (a)                               376,389         $    658,681        0.06%
Harris Corp.                                    241,750         $ 15,658,148        1.41%
McDATA Corp. Class A (a)                         64,900         $    272,580        0.02%
NETGEAR, Inc. (a)                                16,568         $    249,182        0.02%
NMS Communications Corp. (a)                    167,936         $  1,057,997        0.10%
Nokia Corp. (c)                                 383,700         $  5,862,936        0.53%
Nortel Networks Corp. (a)                         5,472         $     17,784        0.00%(b)
Polycom, Inc. (a)                                13,998         $    241,885        0.02%
Riverstone Networks, Inc. (a)                    12,802         $     13,761        0.00%(b)
Stratex Networks, Inc. (a)                      103,588         $    236,181        0.02%
UTStarcom, Inc. (a)                              67,500         $  1,109,025        0.10%
                                                                ------------        ----
TOTAL COMMUNICATIONS EQUIPMENT                                  $ 27,103,332        2.44%
                                                                ------------        ----

COMPUTERS & PERIPHERALS
ActivCard Corp. (a)                              52,567         $    420,536        0.04%
Advanced Digital Information Corp. (a)           58,549         $    612,423        0.06%
Innovex, Inc. (a)                                31,000         $    151,900        0.01%
Pinnacle Systems, Inc. (a)                       75,461         $    322,973        0.03%
Sigma Designs, Inc. (a)                           8,200         $     71,504        0.01%
Sun Microsystems, Inc. (a)                      561,797         $  2,449,435        0.22%
                                                                ------------        ----
TOTAL COMPUTERS & PERIPHERALS                                   $  4,028,771        0.37%
                                                                ------------        ----

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
CONSTRUCTION MATERIALS
Vulcan Materials Co.                                  53,389    $  3,015,412           0.27%
                                                                ------------           ----
TOTAL CONSTRUCTION MATERIALS                                    $  3,015,412           0.27%
                                                                ------------           ----

CONSUMER FINANCE
American Express Co.                                 286,100    $ 15,263,435           1.37%
MBNA Corp.                                            27,400    $    728,292           0.07%
Providian Financial Corp. (a)                         44,500    $    742,260           0.07%
Rewards Network, Inc. (a)                             15,000    $     73,500           0.01%
                                                                ------------           ----
TOTAL CONSUMER FINANCE                                          $ 16,807,487           1.52%
                                                                ------------           ----

CONTAINERS & PACKAGING
Smurfit-Stone Container Corp. (a)                      8,050    $    121,072           0.01%
                                                                ------------           ----
TOTAL CONTAINERS & PACKAGING                                    $    121,072           0.01%
                                                                ------------           ----

DISTRIBUTORS
ADESA, Inc.                                           28,300    $    584,961           0.05%
                                                                ------------           ----
TOTAL DISTRIBUTORS                                              $    584,961           0.05%
                                                                ------------           ----

DIVERSIFIED FINANCIAL SERVICES
CIT Group, Inc.                                       27,300    $  1,102,101           0.10%
Citigroup, Inc.                                      256,300    $ 12,571,515           1.13%
Instinet Group, Inc. (a)                             179,423    $  1,105,245           0.10%
JPMorgan Chase & Co.                                 334,980    $ 12,504,803           1.13%
Principal Financial Group, Inc.                      318,100    $ 12,908,498           1.16%
                                                                ------------           ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                            $ 40,192,162           3.62%
                                                                ------------           ----

DIVERSIFIED TELECOMMUNICATION SERVICES
CenturyTel, Inc.                                      28,100    $    916,060           0.08%
Cincinnati Bell, Inc. (a)                            236,350    $  1,004,488           0.09%
Citizens Communications Co.                           97,200    $  1,311,228           0.12%
Global Crossing Ltd. (a)                              52,289    $  1,233,497           0.11%
IDT Corp. Class B (a)                                248,500    $  3,638,040           0.33%
SBC Communications, Inc.                              15,500    $    368,280           0.03%
Sprint Corp.                                          92,508    $  2,204,467           0.20%
                                                                ------------           ----
TOTAL DIVERSIFIED TELECOMMUNICATION
 SERVICES                                                       $ 10,676,060           0.96%
                                                                ------------           ----

ELECTRIC UTILITIES
American Electric Power Co., Inc.                     60,000    $  2,115,000           0.19%

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
Black Hills Corp.                                     14,150    $    421,528           0.04%
CMS Energy Corp. (a)                                  75,500    $    795,015           0.07%
DTE Energy Co.                                        52,300    $  2,291,263           0.21%
Duquesne Light Holdings, Inc.                         33,700    $    625,472           0.06%
                                                                ------------           ----
TOTAL ELECTRIC UTILITIES                                        $  6,248,278           0.57%
                                                                ------------           ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                       281,400    $  6,221,754           0.56%
Frequency Electronics, Inc.                            4,000    $     57,800           0.01%
Giga-tronics, Inc. (a)                                 6,519    $     16,369           0.00%(b)
Itron, Inc. (a)                                        8,346    $    192,376           0.02%
Sanmina-SCI Corp. (a)                                384,039    $  2,373,361           0.21%
Solectron Corp. (a)                                  186,100    $    924,917           0.08%
Symbol Technologies, Inc.                            865,300    $ 15,834,990           1.43%
                                                                ------------           ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                        $ 25,621,567           2.31%
                                                                ------------           ----

ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                      137,400    $  6,602,070           0.59%
Cooper Cameron Corp. (a)                             223,200    $ 12,590,712           1.13%
GlobalSantaFe Corp.                                    9,900    $    350,064           0.03%
Key Energy Services, Inc. (a)                        101,400    $  1,258,374           0.11%
National-Oilwell, Inc. (a)                           140,100    $  5,166,888           0.47%
Newpark Resources, Inc. (a)                          159,750    $    830,700           0.07%
Rowan Cos., Inc. (a)                                 342,200    $  9,636,352           0.87%
Schlumberger Ltd.                                    175,325    $ 11,929,113           1.07%
Tidewater, Inc.                                       54,800    $  2,124,048           0.19%
Todco Class A (a)                                    172,500    $  3,539,700           0.32%
                                                                ------------           ----
TOTAL ENERGY EQUIPMENT & SERVICES                               $ 54,028,021           4.85%
                                                                ------------           ----

FOOD & STAPLES RETAILING
Costco Wholesale Corp.                                16,250    $    768,137           0.07%
CVS Corp.                                             59,838    $  2,773,491           0.25%
Kroger Co. (The) (a)                                 659,200    $ 11,272,320           1.02%
Longs Drug Stores Corp.                               21,200    $    556,712           0.05%
Pathmark Stores, Inc. (a)                             76,050    $    360,477           0.03%
Rite Aid Corp. (a)                                   118,650    $    420,021           0.04%
                                                                ------------           ----
TOTAL FOOD & STAPLES RETAILING                                  $ 16,151,158           1.46%
                                                                ------------           ----

FOOD PRODUCTS
Archer-Daniels-Midland Co.                           233,340    $  5,646,828           0.51%

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
Bunge Ltd.                                       36,600         $  2,069,364        0.19%
Hormel Foods Corp.                                4,400         $    138,600        0.01%
                                                                ------------        ----
TOTAL FOOD PRODUCTS                                             $  7,854,792        0.71%
                                                                ------------        ----

GAS UTILITIES
Kinder Morgan, Inc.                              59,150         $  4,438,616        0.40%
Peoples Energy Corp.                             53,500         $  2,291,405        0.21%
Sempra Energy                                    29,000         $  1,079,380        0.10%
                                                                ------------        ----
TOTAL GAS UTILITIES                                             $  7,809,401        0.71%
                                                                ------------        ----

HEALTH CARE EQUIPMENT & SUPPLIES
ArthroCare Corp. (a)                             19,910         $    592,322        0.05%
Baxter International, Inc.                       30,000         $  1,012,800        0.09%
Boston Scientific Corp. (a)                     422,450         $ 13,966,197        1.26%
Hospira, Inc. (a)                                27,500         $    794,475        0.07%
Regeneration Technologies, Inc. (a)               8,596         $     88,410        0.01%
SurModics, Inc. (a)                              13,792         $    405,071        0.04%
                                                                ------------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                          $ 16,859,275        1.52%
                                                                ------------        ----

HEALTH CARE PROVIDERS & SERVICES
Andrx Group (a)                                 145,000         $  3,166,800        0.29%
Cerner Corp. (a)                                126,442         $  6,290,490        0.57%
CIGNA Corp.                                      98,700         $  7,920,675        0.71%
Community Health Systems, Inc. (a)              157,000         $  4,549,860        0.41%
Humana, Inc. (a)                                 29,200         $  1,000,684        0.09%
IMS Health, Inc.                                 11,215         $    262,206        0.02%
McKesson Corp.                                   10,000         $    344,900        0.03%
Medco Health Solutions, Inc. (a)                259,800         $ 11,059,686        1.00%
Per-Se Technologies, Inc. (a)                    26,581         $    388,083        0.03%
SunLink Health Systems, Inc. (a)                 35,000         $    226,450        0.02%
Tenet Healthcare Corp. (a)                      768,500         $  7,631,205        0.69%
Universal Health Services, Inc. Class B           3,000         $    129,120        0.01%
WebMD Corp. (a)                                 368,554         $  2,782,583        0.25%
                                                                ------------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                          $ 45,752,742        4.12%
                                                                ------------        ----

HOTELS, RESTAURANTS & LEISURE
Hilton Hotels Corp.                             117,900         $  2,623,275        0.24%
McDonald's Corp.                                139,000         $  4,502,210        0.41%
                                                                ------------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                             $  7,125,485        0.65%
                                                                ------------        ----

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
HOUSEHOLD DURABLES
Newell Rubbermaid, Inc.                           9,500         $    204,440        0.02%
                                                                ------------        ----
TOTAL HOUSEHOLD DURABLES                                        $    204,440        0.02%
                                                                ------------        ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                             53,700         $  3,517,887        0.32%
                                                                ------------        ----
TOTAL HOUSEHOLD PRODUCTS                                        $  3,517,887        0.32%
                                                                ------------        ----

INDUSTRIAL CONGLOMERATES
3M Co.                                           16,390         $  1,382,659        0.12%
ALLETE, Inc.                                      5,100         $    210,987        0.02%
Tyco International Ltd.                         794,058         $ 28,697,256        2.58%
                                                                ------------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                  $ 30,290,902        2.72%
                                                                ------------        ----

INSURANCE
ACE, Ltd.                                        69,800         $  3,029,320        0.27%
Allstate Corp. (The)                            118,200         $  5,962,008        0.54%
American International Group, Inc.               88,800         $  5,886,552        0.53%
Assured Guaranty Ltd.                           473,200         $  8,328,320        0.75%
Axis Capital Holdings, Ltd.                     340,900         $  9,327,024        0.84%
Conseco, Inc. (a)                               384,000         $  7,315,200        0.66%
Genworth Financial, Inc.                         21,800         $    578,354        0.05%
Marsh & McLennan Cos., Inc.                       8,700         $    282,750        0.03%
MetLife, Inc.                                   410,600         $ 16,321,351        1.47%
Ohio Casualty Corp. (a)                         104,248         $  2,396,662        0.22%
St. Paul Travelers Cos., Inc. (The)             105,110         $  3,945,830        0.36%
U.S.I. Holdings Corp. (a)                        46,378         $    524,071        0.05%
UnumProvident Corp.                             710,100         $ 12,192,417        1.10%
W. R. Berkley Corp.                              82,000         $  3,911,400        0.35%
Willis Group Holdings Ltd.                      190,700         $  7,376,276        0.66%
XL Capital Ltd. Class A                         141,142         $ 10,554,599        0.95%
                                                                ------------        ----
TOTAL INSURANCE                                                 $ 97,932,134        8.83%
                                                                ------------        ----

INTERNET & CATALOG RETAIL
IAC/InterActive Corp. (a)                       403,300         $  9,771,959        0.88%
Priceline.com, Inc. (a)                         107,072         $  2,418,757        0.22%
Stamps.com, Inc. (a)                             41,474         $    534,601        0.05%
                                                                ------------        ----
TOTAL INTERNET & CATALOG RETAIL                                 $ 12,725,317        1.15%
                                                                ------------        ----

INTERNET SOFTWARE & SERVICES
Blue Coat Systems, Inc. (a)                      68,826         $  1,772,270        0.16%

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
S1 Corp. (a)                                   290,800          $  2,403,461        0.22%
Vignette Corp. (a)                             242,100          $    317,151        0.03%
Yahoo!, Inc. (a)                               131,554          $  4,632,016        0.42%
                                                                ------------        ----
TOTAL INTERNET SOFTWARE & SERVICES                              $  9,124,898        0.83%
                                                                ------------        ----

IT SERVICES
BISYS Group, Inc. (The) (a)                     17,400          $    267,438        0.02%
CheckFree Corp. (a)                              9,300          $    362,700        0.03%
Computer Sciences Corp. (a)                      7,100          $    365,792        0.03%
eFunds Corp. (a)                               216,244          $  4,822,241        0.43%
Electronic Data Systems Corp.                   38,000          $    813,960        0.07%
First Data Corp.                                 5,226          $    212,907        0.02%
Liberate Technologies, Inc. (a)                112,900          $    275,476        0.02%
Titan Corp. (The) (a)                           21,200          $    356,160        0.03%
                                                                ------------        ----
TOTAL IT SERVICES                                               $  7,476,674        0.65%
                                                                ------------        ----

LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                    28,100          $    546,545        0.05%
                                                                ------------        ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                              $    546,545        0.05%
                                                                ------------        ----

MACHINERY
Navistar International Corp. (a)               120,000          $  4,670,400        0.42%
                                                                ------------        ----
TOTAL MACHINERY                                                 $  4,670,400        0.42%
                                                                ------------        ----

MEDIA
Cablevision Systems Corp.
 New York Group Class A (a)                    111,600          $  3,056,724        0.28%
Comcast Corp. Class A (a)                       64,800          $  2,085,912        0.19%
DIRECTV Group, Inc. (The) (a)                  411,200          $  6,188,559        0.56%
Gemstar - TV Guide International, Inc.
  (a)                                          218,503          $  1,206,136        0.11%
Interpublic Group of Cos., Inc. (The)
  (a)                                          541,800          $  7,070,490        0.64%
Liberty Media Corp. (a)                        641,300          $  6,695,172        0.60%
Liberty Media International, Inc.Class
 A (a)                                          38,478          $  1,742,284        0.16%
PRIMEDIA, Inc. (a)                             122,378          $    474,827        0.04%
Radio One, Inc. Class D (a)                    399,600          $  6,273,720        0.57%
Viacom, Inc. Class B                           147,516          $  5,508,247        0.50%
Westwood One, Inc. (a)                         328,700          $  7,938,105        0.71%
                                                                ------------        ----
TOTAL MEDIA                                                     $ 48,240,176        4.36%
                                                                ------------        ----

METALS & MINING
Alcoa, Inc.                                    351,200          $ 10,363,912        0.93%

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
Aluminum Corp. of China Ltd. (c)                109,500         $  6,049,875        0.54%
Companhia Vale do Rio Doce (c)                  217,300         $  6,573,325        0.59%
CONSOL Energy, Inc.                              40,900         $  1,725,571        0.16%
GrafTech International, Ltd. (a)                483,700         $  3,937,318        0.35%
Harmony Gold Mining Co., Ltd. (c)               760,700         $  6,184,491        0.56%
Massey Energy Co.                                11,950         $    453,264        0.04%
United States Steel Corp.                        38,000         $  1,968,400        0.18%
                                                                ------------        ----
TOTAL METALS & MINING                                           $ 37,256,156        3.35%
                                                                ------------        ----

MULTILINE RETAIL
Big Lots, Inc. (a)                               97,400         $  1,096,724        0.10%
May Department Stores Co.                        11,450         $    388,155        0.03%
                                                                ------------        ----
TOTAL MULTILINE RETAIL                                          $  1,484,879        0.13%
                                                                ------------        ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The) (a)                             174,357         $  2,449,716        0.22%
Aquila, Inc. (a)                                806,800         $  2,985,160        0.27%
Duke Energy Corp.                             1,047,600         $ 28,065,204        2.53%
Dynegy, Inc. Class A (a)                        125,700         $    559,365        0.05%
Westar Energy, Inc.                             129,000         $  3,005,700        0.27%
Williams Cos., Inc. (The)                        59,300         $    996,833        0.09%
                                                                ------------        ----
TOTAL MULTI-UTILITIES & UNREGULATED
 POWER                                                          $ 38,061,978        3.43%
                                                                ------------        ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                  31,100         $    493,868        0.04%
                                                                ------------        ----
TOTAL OFFICE ELECTRONICS                                        $    493,868        0.04%
                                                                ------------        ----

OIL & GAS
Amerada Hess Corp.                               21,500         $  1,862,975        0.17%
Anadarko Petroleum Corp.                         76,700         $  5,078,307        0.46%
Chesapeake Energy Corp.                          90,600         $  1,591,842        0.14%
ConocoPhillips                                   21,139         $  1,961,486        0.18%
Devon Energy Corp.                              269,742         $ 10,970,407        0.99%
Kerr-McGee Corp.                                 25,000         $  1,543,750        0.14%
Marathon Oil Corp.                               55,400         $  2,145,642        0.19%
Murphy Oil Corp.                                 19,200         $  1,714,176        0.15%
Noble Energy, Inc.                               26,200         $  1,550,254        0.14%
Pogo Producing Co.                                5,400         $    229,662        0.02%
Unocal Corp.                                    168,400         $  8,010,788        0.72%

                                          SHARES / PRINCIPAL
                                                AMOUNT          MARKET VALUE    % NET ASSETS
                                                                ------------        ----
TOTAL OIL & GAS                                                 $ 36,659,289        3.30%
                                                                ------------        ----

PAPER & FOREST PRODUCTS
International Paper Co.                          219,800        $  8,605,170        0.78%
MeadWestvaco Corp.                               386,049        $ 11,152,956        1.00%
Weyerhaeuser Co.                                  38,600        $  2,408,640        0.22%
                                                                ------------        ----
TOTAL PAPER & FOREST PRODUCTS                                   $ 22,166,766        2.00%
                                                                ------------        ----

PHARMACEUTICALS
GlaxoSmithKline PLC (c)                          159,300        $  7,100,001        0.64%
IVAX Corp. (a)                                   355,375        $  5,341,287        0.48%
Lilly (Eli) & Co.                                120,000        $  6,508,800        0.59%
Merck & Co., Inc.                                177,900        $  4,990,095        0.45%
Pfizer, Inc.                                     247,500        $  5,979,600        0.54%
Watson Pharmaceuticals, Inc. (a)                 111,600        $  3,329,028        0.30%
                                                                ------------        ----
TOTAL PHARMACEUTICALS                                           $ 33,248,811        3.00%
                                                                ------------        ----

REAL ESTATE
Boykin Lodging Co. (a)                           104,000        $    953,680        0.09%
Crescent Real Estate Equities Co.                 17,400        $    288,318        0.03%
Friedman, Billings, Ramsey Group, Inc.            23,100        $    454,608        0.04%
Health Care Property Investors, Inc.             108,446        $  2,815,258        0.25%
St. Joe Co. (The)                                 52,000        $  3,577,600        0.32%
United Dominion Realty Trust, Inc.                70,870        $  1,574,732        0.14%
                                                                ------------        ----
TOTAL REAL ESTATE                                               $  9,664,196        0.87%
                                                                ------------        ----

ROAD & RAIL
Celadon Group, Inc. (a)                           69,626        $  1,657,795        0.15%
CSX Corp.                                        208,400        $  8,329,748        0.75%
Norfolk Southern Corp.                            46,550        $  1,625,526        0.15%
Swift Transportation Co., Inc. (a)                80,163        $  1,787,635        0.16%
Union Pacific Corp.                              173,300        $ 10,328,680        0.93%
Werner Enterprises, Inc.                          41,595        $    886,805        0.08%
                                                                ------------        ----
TOTAL ROAD & RAIL                                               $ 24,616,189        2.22%
                                                                ------------        ----

SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT
Applied Micro Circuits Corp. (a)                 317,050        $  1,049,436        0.09%
NVIDIA Corp. (a)                                 313,300        $  7,180,836        0.65%
ON Semiconductor Corp. (a)                        49,489        $    181,130        0.02%
PMC-Sierra, Inc. (a)                               7,900        $     81,212        0.01%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT                MARKET VALUE          % NET ASSETS
Skyworks Solutions, Inc. (a)                                     83,278        $       632,080              0.06%
Three-Five Systems, Inc. (a)                                     91,500        $       157,380              0.01%
Vitesse Semiconductor Corp. (a)                                 539,852        $     1,565,571              0.14%
Zoran Corp. (a)                                                  17,100        $       174,249              0.02%
                                                                               ---------------             -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                 $    11,021,894              1.00%
                                                                               ---------------             -----
SOFTWARE
Ascential Software Corp. (a)                                     35,033        $       501,323              0.05%
Blackboard, Inc. (a)                                             21,439        $       383,544              0.03%
Compuware Corp. (a)                                             234,450        $     1,617,705              0.15%
Manhattan Associates, Inc. (a)                                  317,400        $     6,966,930              0.63%
McAfee, Inc. (a)                                                 46,250        $     1,195,563              0.11%
Microsoft Corp.                                                 514,800        $    13,528,944              1.22%
MSC.Software Corp. (a)                                           51,800        $       534,058              0.05%
NetIQ Corp. (a)                                                 181,499        $     2,134,429              0.19%
Novell, Inc. (a)                                                183,046        $     1,056,175              0.10%
TIBCO Software, Inc. (a)                                         39,200        $       430,808              0.04%
Visual Networks, Inc. (a)                                        37,612        $       173,015              0.02%
WatchGuard Technologies, Inc. (a)                                49,750        $       201,985              0.02%
Wind River Systems, Inc. (a)                                     45,199        $       567,247              0.05%
                                                                               ---------------             -----
TOTAL SOFTWARE                                                                 $    29,291,726              2.66%
                                                                               ---------------             -----
SPECIALTY RETAIL
Circuit City Stores, Inc.                                        17,400        $       249,168              0.02%
Restoration Hardware, Inc. (a)                                   56,974        $       327,600              0.03%
Toys "R" Us, Inc. (a)                                           404,200        $     8,670,090              0.78%
                                                                               ---------------             -----
TOTAL SPECIALTY RETAIL                                                         $     9,246,858              0.83%
                                                                               ---------------             -----
TEXTILES, APPAREL & LUXURY GOODS
Polo Ralph Lauren Corp.                                          97,410        $     3,794,119              0.34%
                                                                               ---------------             -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                         $     3,794,119              0.34%
                                                                               ---------------             -----
TOTAL COMMON STOCK                                                             $ 1,016,315,445             91.61%
                                                                               ---------------             -----
CONVERTIBLE BOND
DIVERSIFIED TELECOMMUNICATION SERVICES
Natural Microsystems Corp.                           $          916,000        $       910,275              0.08%
  5.00%, due 10/15/05
                                                                               ---------------             -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                   $       910,275              0.08%
                                                                               ---------------             -----

                                              SHARES / PRINCIPAL
                                                    AMOUNT              MARKET VALUE       % NET ASSETS
INTERNET SOFTWARE & SERVICES
Akamai Technologies, Inc.                     $        4,650,000        $  4,713,937              0.42%
  5.50%, due 7/1/07
                                                                        ------------             -----
TOTAL INTERNET SOFTWARE & SERVICES                                      $  4,713,937              0.42%
                                                                        ------------             -----
TOTAL CONVERTIBLE BOND                                                  $  5,624,212              0.50%
                                                                        ------------             -----
CORPORATE BONDS
FOOD & STAPLES RETAILING
Rite Aid Corp.                                $        3,000,000        $  3,022,500              0.27%
  7.625%, due 4/15/05
                                                                        ------------             -----
TOTAL FOOD & STAPLES RETAILING                                          $  3,022,500              0.27%
                                                                        ------------             -----
MARINE
American Commercial Lines LLC                 $        5,511,870        $  7,606,381              0.69%
  11.25%, due 1/1/08 (g)(g1)
American Commercial Lines LLC                 $        4,949,894        $    148,496              0.01%
  12.00%, due 7/1/08 (g)(g2)
                                                                        ------------             -----
TOTAL MARINE                                                            $  7,754,877              0.70%
                                                                        ------------             -----
TOTAL CORPORATE BONDS                                                   $ 10,777,377              0.97%
                                                                        ------------             -----
TIME DEPOSITS
Cayman Bank of New York                       $       45,277,000        $ 45,277,000              4.08%
  1.50%, due 2/1/05
                                                                        ------------             -----
TOTAL TIME DEPOSITS                                                     $ 45,277,000              4.08%
                                                                        ------------             -----
COMMERCIAL PAPER
American Express Credit Corp.                 $        2,051,000        $  2,051,000              0.18%
  2.42%, due 2/1/05
Citigroup Global Markets Holdings, Inc.       $       23,000,000        $ 23,000,000              2.07%
  2.43%, due 2/1/05
                                                                        ------------             -----
TOTAL COMMERCIAL PAPER                                                  $ 25,051,000              2.25%
                                                                        ------------             -----

                                               SHARES / PRINCIPAL
                                                     AMOUNT                MARKET VALUE             % NET ASSETS
TOTAL INVESTMENTS
                                                                           ---------------               ------
(Cost $939,323,439) (h)                                                    $ 1,103,045,034 (i)            99.41%
                                                                           ---------------               ------

Cash and Other Assets Less Liabilities                                     $     7,194,660                 0.59%
                                                                           ---------------               ------
NET ASSETS                                                                 $ 1,110,239,694               100.00%
                                                                           ===============               ======

(a)   Non-income producing security.

(b)   Less than one hundredth of a percent.

(c)   ADR---American Depositary Receipt.

(d)   Restricted Security.

(e)   Illiquid security.

(f) Fair Valued Security. The total market value of this security at January 31, 2005 is $2,854,047, which reflects 0.26% of the Fund's net assets.

(g) Plan of Reorganization effective January 11, 2005. The Plan requires American Commercial Lines Holdings LLC, within 45 business days after the effective date of the Plan, to distribute:

     (g1) common stock and escrow bonds issued to senior noteholders

     (g2) warrants issued to pay-in-kind senior subordinated noteholders

(h)   The cost for federal income tax purposes is $943,179,950.

(i) At January 31, 2005 net unrealized appreciation was $159,865,084, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $191,372,290 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $31,507,206.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                            SHARES / PRINCIPAL
                                                  AMOUNT                 MARKET VALUE           % NET ASSETS
MAINSTAY MID CAP GROWTH FUND
COMMON STOCK
AEROSPACE & DEFENSE
Alliant Techsystems, Inc. (a)                           16,350         $      1,088,583                 1.06%
L-3 Communications Holdings, Inc.                       17,500         $      1,249,675                 1.22%
United Defense Industries, Inc. (a)                     28,800         $      1,380,384                 1.34%
                                                                       ----------------                -----
TOTAL AEROSPACE & DEFENSE                                              $      3,718,642                 3.62%
                                                                       ----------------                -----
AUTOMOBILES
Winnebago Industries, Inc.                              44,100         $      1,521,009                 1.48%
                                                                       ----------------                -----
TOTAL AUTOMOBILES                                                      $      1,521,009                 1.48%
                                                                       ----------------                -----
BIOTECHNOLOGY
Mannkind Corp. (a)(b)                                   42,600         $        600,234                 0.58%
                                                                       ----------------                -----
TOTAL BIOTECHNOLOGY                                                    $        600,234                 0.58%
                                                                       ----------------                -----
CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)                     21,800         $      1,382,339                 1.34%
E*TRADE Financial Corp. (a)                             95,300         $      1,310,375                 1.28%
                                                                       ----------------                -----
TOTAL CAPITAL MARKETS                                                  $      2,692,714                 2.62%
                                                                       ----------------                -----
CHEMICALS
Scotts Co. (The) (a)                                    19,400         $      1,318,424                 1.28%
                                                                       ----------------                -----
TOTAL CHEMICALS                                                        $      1,318,424                 1.28%
                                                                       ----------------                -----
COMMERCIAL BANKS
UCBH Holdings, Inc.                                     25,400         $      1,119,378                 1.09%
Westcorp                                                28,100         $      1,280,517                 1.25%
                                                                       ----------------                -----
TOTAL COMMERCIAL BANKS                                                 $      2,399,895                 2.34%
                                                                       ----------------                -----
COMMERCIAL SERVICES & SUPPLIES
Corinthian Colleges, Inc. (a)                           44,000         $        846,120                 0.82%
                                                                       ----------------                -----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                   $        846,120                 0.82%
                                                                       ----------------                -----


                                                  SHARES / PRINCIPAL
                                                       AMOUNT                  MARKET VALUE           % NET ASSETS
COMMUNICATIONS EQUIPMENT
Avocent Corp. (a)                                             12,400          $      452,724                  0.44%
InterDigital Communications Corp. (a)                         25,900          $      462,574                  0.45%
QLogic Corp. (a)                                              28,900          $    1,106,292                  1.08%
                                                                              --------------                  ----
TOTAL COMMUNICATIONS EQUIPMENT                                                $    2,021,590                  1.97%
                                                                              --------------                  ----
CONSTRUCTION & ENGINEERING
Fluor Corp.                                                   23,700          $    1,268,898                  1.23%
                                                                              --------------                  ----
TOTAL CONSTRUCTION & ENGINEERING                                              $    1,268,898                  1.23%
                                                                              --------------                  ----
CONSTRUCTION MATERIALS
Eagle Materials, Inc.                                         20,829          $    1,661,321                  1.62%
Eagle Materials, Inc. Class B                                  1,045          $       81,145                  0.08%
                                                                              --------------                  ----
TOTAL CONSTRUCTION MATERIALS                                                  $    1,742,466                  1.70%
                                                                              --------------                  ----
CONSUMER FINANCE
Capital One Financial Corp.                                   16,800          $    1,315,104                  1.28%
First Marblehead Corp. (The) (a)                              21,000          $    1,350,930                  1.31%
Providian Financial Corp. (a)                                 56,500          $      942,420                  0.92%
                                                                              --------------                  ----
TOTAL CONSUMER FINANCE                                                        $    3,608,454                  3.51%
                                                                              --------------                  ----
ELECTRONIC EQUIPMENT & INSTRUMENTS
Amphenol Corp. Class A                                        10,100          $      397,233                  0.39%
CDW Corp.                                                     10,000          $      585,000                  0.57%
Garmin Ltd. (b)                                               29,100          $    1,600,500                  1.56%
                                                                              --------------                  ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                      $    2,582,733                  2.52%
                                                                              --------------                  ----
ENERGY EQUIPMENT & SERVICES
National-Oilwell, Inc. (a)                                    40,800          $    1,504,704                  1.46%
                                                                              --------------                  ----
TOTAL ENERGY EQUIPMENT & SERVICES                                             $    1,504,704                  1.46%
                                                                              --------------                  ----
HEALTH CARE EQUIPMENT & SUPPLIES
Cooper Cos., Inc. (The)                                       22,600          $    1,733,420                  1.69%
Cytyc Corp. (a)                                               57,100          $    1,430,355                  1.39%
Fisher Scientific International, Inc. (a)                     20,100          $    1,269,315                  1.23%
Varian Medical Systems, Inc. (a)                              33,800          $    1,275,274                  1.24%
                                                                              --------------                  ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                        $    5,708,364                  5.55%
                                                                              --------------                  ----
HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                                         30,000          $    1,173,000                  1.14%

                                                     SHARES / PRINCIPAL
                                                           AMOUNT                 MARKET VALUE          % NET ASSETS
Coventry Health Care, Inc. (a)                                   35,400         $     2,014,260             1.96%
Henry Schein, Inc. (a)                                           16,500         $     1,122,990             1.09%
PacifiCare Health Systems, Inc. (a)                              39,700         $     2,442,741             2.38%
Pharmaceutical Product Development, Inc. (a)                     24,800         $     1,027,960             1.00%
Quest Diagnostics, Inc.                                          12,900         $     1,229,370             1.20%
Sierra Health Services, Inc. (a)                                 29,200         $     1,603,956             1.56%
WellChoice, Inc. (a)                                             32,700         $     1,740,621             1.69%
                                                                                ---------------            -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                          $    12,354,898            12.02%
                                                                                ---------------            -----
HOTELS, RESTAURANTS & LEISURE
Boyd Gaming Corp.                                                40,200         $     1,599,960             1.56%
Las Vegas Sands Corp. (a)                                         2,300         $        99,819             0.10%
Penn National Gaming, Inc. (a)                                   26,300         $     1,725,017             1.68%
                                                                                ---------------            -----
TOTAL HOTELS, RESTAURANTS & LEISURE                                             $     3,424,797             3.34%
                                                                                ---------------            -----
HOUSEHOLD DURABLES
Centex Corp.                                                     22,000         $     1,348,820             1.31%
D.R. Horton, Inc.                                                59,000         $     2,347,019             2.28%
Harman International Industries, Inc.                             6,000         $       729,900             0.71%
Hovnanian Enterprises, Inc. Class A (a)                          31,900         $     1,666,456             1.62%
KB HOME                                                          18,200         $     1,977,430             1.92%
Lennar Corp. Class A                                             27,800         $     1,569,866             1.53%
Lennar Corp. Class B                                              3,300         $       170,972             0.17%
M.D.C. Holdings, Inc.                                            24,908         $     1,813,302             1.76%
Mohawk Industries, Inc. (a)                                      17,800         $     1,575,478             1.53%
Ryland Group, Inc. (The)                                         23,400         $     1,517,958             1.48%
Stanley Works (The)                                              28,000         $     1,331,680             1.30%
Toro Co. (The)                                                   18,700         $     1,556,775             1.51%
                                                                                ---------------            -----
TOTAL HOUSEHOLD DURABLES                                                        $    17,605,656            17.12%
                                                                                ---------------            -----
INSURANCE
LandAmerica Financial Group, Inc.                                17,000         $       874,480             0.85%
                                                                                ---------------            -----
TOTAL INSURANCE                                                                 $       874,480             0.85%
                                                                                ---------------            -----
INTERNET SOFTWARE & SERVICES
VeriSign, Inc. (a)                                               46,500         $     1,201,560             1.17%
                                                                                ---------------            -----
TOTAL INTERNET SOFTWARE & SERVICES                                              $     1,201,560             1.17%
                                                                                ---------------            -----
IT SERVICES
Acxiom Corp.                                                     48,000         $     1,107,840             1.08%

                                                      SHARES / PRINCIPAL
                                                            AMOUNT              MARKET VALUE        % NET ASSETS
Affiliated Computer Services, Inc. Class A (a)                    10,500        $    568,995               0.55%
                                                                                ------------               ----
TOTAL IT SERVICES                                                               $  1,676,835               1.63%
                                                                                ------------               ----
MACHINERY
Oshkosh Truck Corp.                                               19,900        $  1,460,461               1.42%
Terex Corp. (a)                                                   34,500        $  1,485,225               1.45%
                                                                                ------------               ----
TOTAL MACHINERY                                                                 $  2,945,686               2.87%
                                                                                ------------               ----
METALS & MINING
Arch Coal, Inc.                                                   46,200        $  1,688,610               1.64%
Commercial Metals Co.                                             43,000        $  1,242,700               1.21%
Massey Energy Co.                                                 47,600        $  1,805,468               1.76%
Peabody Energy Corp.                                              25,900        $  2,195,025               2.14%
Steel Dynamics, Inc.                                              37,000        $  1,398,600               1.36%
                                                                                ------------               ----
TOTAL METALS & MINING                                                           $  8,330,403               8.11%
                                                                                ------------               ----
OIL & GAS
Newfield Exploration Co. (a)                                      26,400        $  1,615,680               1.57%
                                                                                ------------               ----
TOTAL OIL & GAS                                                                 $  1,615,680               1.57%
                                                                                ------------               ----
PHARMACEUTICALS
Endo Pharmaceuticals Holdings, Inc. (a)                           41,200        $    865,612               0.84%
                                                                                ------------               ----
TOTAL PHARMACEUTICALS                                                           $    865,612               0.84%
                                                                                ------------               ----
REAL ESTATE
St. Joe Co. (The)                                                 30,100        $  2,070,880               2.01%
                                                                                ------------               ----
TOTAL REAL ESTATE                                                               $  2,070,880               2.01%
                                                                                ------------               ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Altera Corp. (a)                                                  16,400        $    314,880               0.31%
Integrated Circuit Systems, Inc. (a)                              18,900        $    359,100               0.35%
Novellus Systems, Inc. (a)                                        15,100        $    394,865               0.38%
Semtech Corp. (a)                                                 15,900        $    292,242               0.28%
Silicon Laboratories, Inc. (a)                                    11,200        $    381,920               0.37%
                                                                                ------------               ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                  $  1,743,007               1.69%
                                                                                ------------               ----
SOFTWARE
Activision, Inc. (a)                                              40,275        $    910,215               0.89%
Amdocs Ltd. (a)                                                   16,400        $    487,900               0.47%
Autodesk, Inc.                                                    44,600        $  1,309,902               1.27%

                                                    SHARES / PRINCIPAL
                                                          AMOUNT             MARKET VALUE      % NET ASSETS
FactSet Research Systems, Inc.                                  22,400      $   1,196,160              1.16%
                                                                            -------------             -----
TOTAL SOFTWARE                                                              $   3,904,177              3.79%
                                                                            -------------             -----
SPECIALTY RETAIL
Aaron Rents, Inc.                                               53,000      $   1,125,720              1.10%
American Eagle Outfitters, Inc.                                 22,200      $   1,127,760              1.10%
Chico's FAS, Inc. (a)                                           30,500      $   1,606,740              1.56%
Michaels Stores, Inc.                                           44,600      $   1,371,450              1.33%
Sherwin-Williams Co. (The)                                      31,600      $   1,365,120              1.33%
                                                                            -------------             -----
TOTAL SPECIALTY RETAIL                                                      $   6,596,790              6.42%
                                                                            -------------             -----
TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                                 32,700      $   1,834,470              1.78%
                                                                            -------------             -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                                      $   1,834,470              1.78%
                                                                            -------------             -----
THRIFTS & MORTGAGE FINANCE
Doral Financial Corp.                                            9,350      $     404,388              0.39%
Fremont General Corp.                                           30,200      $     739,598              0.72%
IndyMac Bancorp, Inc.                                           44,200      $   1,633,632              1.59%
                                                                            -------------             -----
TOTAL THRIFTS & MORTGAGE FINANCE                                            $   2,777,618              2.70%
                                                                            -------------             -----
TOTAL COMMON STOCK                                                          $ 101,356,796             98.59%
                                                                            -------------             -----
COMMERCIAL PAPER
Federal Home Loan Banks                             $        2,375,000      $   2,375,000              2.31%
  2.07% due 2/1/05
                                                                            -------------             -----
TOTAL COMMERCIAL PAPER                                                      $   2,375,000              2.31%
                                                                            -------------             -----
INVESTMENT COMPANY
AIM Institutional Funds Group (c)                   $          191,898      $     191,898              0.19%
                                                                            -------------             -----
TOTAL INVESTMENT COMPANY                                                    $     191,898              0.19%
                                                                            -------------             -----
MASTER NOTE
Banc of America Securities LLC
  2.5803%, due 2/1/05 (c)                           $          400,000      $     400,000              0.39%
                                                                            -------------             -----
TOTAL MASTER NOTE                                                           $     400,000              0.39%
                                                                            -------------             -----
REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  2.5498%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $700,050 (c)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $782,726 and a Market Value
  of $714,025) (d)                                  $          700,000      $     700,000              0.68%

Dresdner Kleinwort Wasserstein Securities, LLC
  2.5704%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $250,018 (c)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $254,281 and a Market Value
  of $262,509) (d)                                  $   250,000         $     250,000                  0.24%

Lehman Brothers, Inc.
  2.5506%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $176,012 (c)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $199,600 and a Market Value of $184,786) (d)      $   176,000         $     176,000                  0.17%

Merrill Lynch Pierce Fenner & Smith, Inc.
  2.5804%, dated 1/31/05 due 2/1/05
  Proceeds at Maturity $250,018 (c)
  (Collateralized by Various Bonds
  with a Principal Amount of
  $245,671 and a Market Value of $262,505) (d)      $   250,000         $     250,000                  0.24%
                                                                        -------------                ------
TOTAL REPURCHASE AGREEMENTS                                             $   1,376,000                  1.33%
                                                                        -------------                ------

TOTAL INVESTMENTS
                                                                        -------------                ------
  (Cost $79,258,194) (e)                                                $ 105,699,694 (f)            102.81%
                                                                        -------------                ------
Liabilities in Excess of Cash and Other Assets                         ($   2,891,755)                -2.81%
                                                                        -------------                ------
NET ASSETS                                                              $ 102,807,939                100.00%
                                                                        =============                ======

(a)   Non-income producing security.

(b)   Represents a security, or a portion thereof, which is out on loan.

(c) Represents a security, or a portion thereof, purchased with cash collateral received for securities on loan.

(d) Collateralization from various bonds on repurchase agreements may include collateralized mortgage obligations, asset-backed securities, mortgage -backed securities or other long-term corporate bonds.

(e)   The cost for federal income tax purposes is $79,405,647.

(f) At January 31, 2005 net unrealized appreciation was $26,294,047, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $27,599,698 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,305,651.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT        MARKET VALUE     % NET ASSETS
MAINSTAY MID CAP VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Raytheon Co.                                                     131,642       $ 4,923,411           1.29%
                                                                               -----------           ----
TOTAL AEROSPACE & DEFENSE                                                      $ 4,923,411           1.29%
                                                                               -----------           ----

AUTO COMPONENTS
TRW Automotive Holdings Corp. (a)                                146,500       $ 2,915,350           0.77%
                                                                               -----------           ----
TOTAL AUTO COMPONENTS                                                          $ 2,915,350           0.77%
                                                                               -----------           ----

CHEMICALS
Air Products & Chemicals, Inc.                                    81,103       $ 4,777,778           1.25%
Arch Chemicals, Inc.                                             209,182       $ 5,760,872           1.51%
Crompton Corp.                                                   184,300       $ 2,147,095           0.56%
Mosaic Co. (The) (a)                                              28,800       $   475,200           0.12%
Olin Corp.                                                       109,625       $ 2,441,349           0.64%
                                                                               -----------           ----
TOTAL CHEMICALS                                                                $15,602,294           4.08%
                                                                               -----------           ----

COMMERCIAL BANKS
Compass Bancshares, Inc.                                         153,514       $ 7,189,061           1.89%
Hibernia Corp. Class A                                            78,857       $ 2,075,516           0.54%
Marshall & Ilsley Corp.                                           54,143       $ 2,317,862           0.61%
                                                                               -----------           ----
TOTAL COMMERCIAL BANKS                                                         $11,582,439           3.04%
                                                                               -----------           ----

COMMERCIAL SERVICES & SUPPLIES
Imagistics International, Inc. (a)                                11,196       $   383,463           0.10%
Pitney Bowes, Inc.                                               157,111       $ 7,029,146           1.85%
                                                                               -----------           ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                           $ 7,412,609           1.95%
                                                                               -----------           ----

CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)                                         550,700       $12,511,904           3.28%
Smurfit-Stone Container Corp. (a)                                565,600       $ 8,506,624           2.23%
Temple-Inland, Inc.                                              210,100       $13,362,360           3.51%

                                                           SHARES / PRINCIPAL
                                                                 AMOUNT          MARKET VALUE      % NET ASSETS
                                                                                 ------------          -----
TOTAL CONTAINERS & PACKAGING                                                     $ 34,380,888           9.02%
                                                                                 ------------          -----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                      49,313         $  2,714,187           0.71%
                                                                                 ------------          -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                     $  2,714,187           0.71%
                                                                                 ------------          -----

ELECTRIC UTILITIES
Entergy Corp.                                                     62,387         $  4,337,144           1.14%
FirstEnergy Corp.                                                 67,288         $  2,675,371           0.70%
PG&E Corp. (a)                                                    74,525         $  2,608,375           0.68%
PPL Corp.                                                        113,300         $  6,118,200           1.61%
                                                                                 ------------          -----
TOTAL ELECTRIC UTILITIES                                                         $ 15,739,090           4.13%
                                                                                 ------------          -----

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc.                                   82,500         $  3,611,025           0.95%
ENSCO International, Inc.                                        603,922         $ 20,672,250           5.43%
GlobalSantaFe Corp.                                              468,056         $ 16,550,461           4.34%
Pride International, Inc. (a)                                    702,900         $ 16,440,831           4.32%
Rowan Cos., Inc. (a)                                             748,700         $ 21,083,392           5.53%
Transocean, Inc. (a)                                             507,500         $ 22,330,000           5.86%
                                                                                 ------------          -----
TOTAL ENERGY EQUIPMENT & SERVICES                                                $100,687,959          26.43%
                                                                                 ------------          -----

FOOD & STAPLES RETAILING
Kroger Co. (The) (a)                                             448,500         $  7,669,350           2.01%
                                                                                 ------------          -----
TOTAL FOOD & STAPLES RETAILING                                                   $  7,669,350           2.01%
                                                                                 ------------          -----

FOOD PRODUCTS
Cadbury Schwppes PLC ADR (b)                                     213,000         $  7,731,900           2.03%
                                                                                 ------------          -----
TOTAL FOOD PRODUCTS                                                              $  7,731,900           2.03%
                                                                                 ------------          -----

HEALTH CARE PROVIDERS & SERVICES
Apria Healthcare Group, Inc. (a)                                 111,400         $  3,653,920           0.96%
Universal Health Services, Inc. Class B                           32,700         $  1,407,408           0.37%
                                                                                 ------------          -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                           $  5,061,328           1.33%
                                                                                 ------------          -----

INSURANCE
Axis Capital Holdings, Ltd.                                       10,300         $    281,808           0.07%
Hartford Financial Services Group, Inc. (The)                    114,947         $  7,734,784           2.03%
St. Paul Travelers Cos., Inc. (The)                               53,200         $  1,997,128           0.52%
                                                                                 ------------          -----
TOTAL INSURANCE                                                                  $ 10,013,720           2.62%
                                                                                 ------------          -----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT        MARKET VALUE     % NET ASSETS
IT SERVICES
Computer Sciences Corp. (a)                                93,252       $ 4,804,343           1.26%
                                                                        -----------           ----
TOTAL IT SERVICES                                                       $ 4,804,343           1.26%
                                                                        -----------           ----

LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                               98,600       $ 1,917,770           0.50%
                                                                        -----------           ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                      $ 1,917,770           0.50%
                                                                        -----------           ----

MACHINERY
AGCO Corp. (a)                                            169,531       $ 3,480,471           0.91%
Cummins, Inc.                                              49,725       $ 3,862,141           1.01%
Navistar International Corp. (a)                          225,802       $ 8,788,214           2.31%
Timken Co. (The)                                          124,200       $ 3,199,392           0.84%
                                                                        -----------           ----
TOTAL MACHINERY                                                         $19,330,218           5.07%
                                                                        -----------           ----

MEDIA
Regal Entertainment Group Class A                          81,400       $ 1,619,860           0.43%
                                                                        -----------           ----
TOTAL MEDIA                                                             $ 1,619,860           0.43%
                                                                        -----------           ----

OIL & GAS
Kerr-McGee Corp.                                           99,100       $ 6,119,425           1.61%
Premcor, Inc.                                              90,100       $ 4,324,800           1.14%
                                                                        -----------           ----
TOTAL OIL & GAS                                                         $10,444,225           2.75%
                                                                        -----------           ----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                             465,851       $17,702,338           4.65%
MeadWestvaco Corp.                                         95,055       $ 2,746,139           0.72%
                                                                        -----------           ----
TOTAL PAPER & FOREST PRODUCTS                                           $20,448,477           5.37%
                                                                        -----------           ----

REAL ESTATE
General Growth Properties, Inc.                            31,448       $   999,103           0.26%
Highwoods Properties, Inc.                                123,063       $ 3,015,043           0.79%
                                                                        -----------           ----
TOTAL REAL ESTATE                                                       $ 4,014,146           1.05%
                                                                        -----------           ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                        155,395       $ 7,486,931           1.97%
CSX Corp.                                                  78,761       $ 3,148,077           0.83%
                                                                        -----------           ----
TOTAL ROAD & RAIL                                                       $10,635,008           2.80%
                                                                        -----------           ----

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE      % NET ASSETS
SOFTWARE
BMC Software, Inc. (a)                                         88,200      $  1,484,406           0.39%
                                                                           ------------          -----
TOTAL SOFTWARE                                                             $  1,484,406           0.39%
                                                                           ------------          -----
THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                         387,900      $ 15,426,783           4.05%
Sovereign Bancorp, Inc.                                       229,621      $  5,221,582           1.37%
                                                                           ------------          -----
TOTAL THRIFTS & MORTGAGE FINANCE                                           $ 20,648,365           5.42%
                                                                           ------------          -----
TOTAL COMMON STOCK                                                         $321,781,345          84.45%
                                                                           ------------          -----

CONVERTIBLE PREFERRED STOCK
PAPER & FOREST PRODUCTS
International Paper Capital Trust                               5,370      $    268,500           0.07%
                                                                           ------------          -----
TOTAL PAPER & FOREST PRODUCTS                                              $    268,500           0.07%
                                                                           ------------          -----
TOTAL CONVERTIBLE PREFERRED STOCK                                          $    268,500           0.07%
                                                                           ------------          -----

CORPORATE BONDS
DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                     $   322,781      $    355,059           0.09%
  9.05%, due 12/15/09
                                                                           ------------          -----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                       $    355,059           0.09%
                                                                           ------------          -----
TOTAL CORPORATE BONDS                                                      $    355,059           0.09%
                                                                           ------------          -----

SHORT-TERM INVESTMENTS
COMMERCIAL PAPER
AIG Funding, Inc.                                         $ 7,840,000      $  7,836,189           2.06%
  2.50% due 2/8/05
AIG Funding, Inc.                                         $ 5,000,000      $  4,999,057           1.31%
  2.26% due 2/4/05
American Express Credit Corp.                             $ 8,000,000      $  7,996,931           2.10%
  2.30% due 2/7/05
American General Finance Corp.                            $ 5,000,000      $  5,000,000           1.31%
  2.24% due 2/1/05
BellSouth Corporation                                     $ 6,000,000      $  5,994,883           1.57%
  2.36% due 2/14/05
Goldman Sachs Group, Inc. (The)                           $ 7,580,000      $  7,579,014           1.99%
  2.34% due 2/3/05
KfW International Finance, Inc.                           $ 7,980,000      $  7,976,873           2.09%
  2.35% due 2/7/05
Merck & Co., Inc.                                         $10,480,000      $ 10,475,189           2.75%
  2.36% due 2/8/05

                                                      SHARES / PRINCIPAL
                                                            AMOUNT         MARKET VALUE      % NET ASSETS
UBS Finance (Delaware) LLC                                $ 2,000,000      $  2,000,000           0.53%
  2.47% due 2/1/05
                                                                           ------------         ------
TOTAL COMMERCIAL PAPER                                                     $ 59,858,136          15.71%
                                                                           ------------         ------

GOVERNMENT AGENCIES
Federal National Mortgage Association                     $ 3,945,000      $  3,945,000           1.04%
  2.23% due 2/1/05
                                                                           ------------         ------
TOTAL GOVERNMENT AGENCIES                                                  $  3,945,000           1.04%
                                                                           ------------         ------
TOTAL SHORT-TERM INVESTMENTS                                               $ 63,803,136          16.75%
                                                                           ------------         ------
TOTAL INVESTMENTS                                                          $386,208,038         101.36%
                                                                           ------------         ------
   (Cost $322,649,815) (c)

Liabilities in Excess of Cash and Other Assets                            ($  5,263,397)         -1.36%
                                                                           ------------         ------
NET ASSETS                                                                 $380,944,641         100.00%
                                                                           ============         ======

(a) Non-income producing security.

(b) ADR-American Depositary Receipt.

(c) The cost for federal income tax purposes is $322,757,559.

(d) At January 31, 2005 net unrealized appreciation was $63,450,479, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $65,786,909, and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,336,430.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                         SHARES / PRINCIPAL
                                                               AMOUNT               MARKET VALUE      % NET ASSETS
MAINSTAY MONEY MARKET FUND
CORPORATE BONDS
American Express Credit Corp. Series B                       $6,000,000            $ 6,000,000            1.30%
  2.45%, due 3/5/08 (b)(c)
American Express Credit Corp. Series B                       $5,000,000            $ 5,001,281            1.08%
  2.588%, due 9/30/05 (b)(c)
Bank of America Corp.                                        $5,000,000            $ 5,080,535            1.10%
  7.875%, due 5/16/05 (c)
Bank One Corp. Series C                                      $5,300,000            $ 5,306,335            1.15%
  2.893%, due 7/25/05 (b)(c)
Household Finance Corp.                                      $6,000,000            $ 6,004,183            1.30%
  2.41%, due 8/18/05 (b)(c)
J.P. Morgan Chase & Co. Series C                             $5,000,000            $ 5,000,864            1.08%
  2.61%, due 2/24/05 (b)(c)
Merrill Lynch & Co., Inc. Series B                           $3,200,000            $ 3,200,048            0.69%
  2.43%, due 2/3/05 (b)(c)
Metropolitan Life Insurance Co. Series EXL                   $6,000,000            $ 6,000,000            1.30%
  2.599%, due 4/28/08 (a)(b)(c)
Morgan Stanley                                               $6,000,000            $ 6,004,788            1.30%
  2.60%, due 8/15/05 (b)(c)
Morgan Stanley                                               $5,500,000            $ 5,611,196            1.21%
  7.75%, due 6/15/05 (c)
Wachovia Corp.                                               $5,000,000            $ 5,003,207            1.08%
  2.84%, due 3/31/05 (b)(c)
Wells Fargo & Co.                                            $6,000,000            $ 6,141,316            1.33%
  7.25%, due 8/24/05 (c)
                                                                                   -----------           -----
TOTAL CORPORATE BONDS                                                              $64,353,753           13.92%
                                                                                   -----------           -----

COMMERCIAL PAPER
American General Finance Corp.                               $5,050,000            $ 5,019,728            1.08%
  2.60% due 4/25/05
ANZ Delaware, Inc.                                           $5,750,000            $ 5,745,702            1.24%
  2.07% due 2/14/05
ANZ Delaware, Inc.                                           $5,675,000            $ 5,650,101            1.22%
  2.43% due 4/7/05
Barclays United States Funding Corp.                         $5,000,000            $ 4,995,431            1.08%
  2.35% due 2/15/05
Barclays United States Funding Corp.                         $5,000,000            $ 4,999,417            1.08%
  2.10% due 2/3/05
BellSouth Corporation                                        $6,100,000            $ 6,097,568            1.32%
  2.05% due 2/8/05 (a)
General Electric Capital Corp.                               $5,350,000            $ 5,335,662            1.15%
  2.01% due 3/21/05
Goldman Sachs Group, Inc. (The)                              $4,800,000            $ 4,791,904            1.03%
  2.53% due 2/25/05
Harvard University                                           $2,625,000            $ 2,623,786            0.57%
  1.85% due 2/10/05
HBOS Treasury Services                                       $3,600,000            $ 3,589,794            0.78%
  2.43% due 3/15/05

                                                         SHARES / PRINCIPAL
                                                               AMOUNT             MARKET VALUE       % NET ASSETS
Ing Funding LLC                                             $ 4,225,000           $  4,199,122            0.91%
  2.45% due 5/2/05
Ing Funding LLC                                             $ 3,825,000           $  3,800,099            0.82%
  2.52% due 5/5/05
Ing Funding LLC                                             $ 4,600,000           $  4,592,755            0.99%
  2.10% due 2/28/05
KfW International Finance, Inc.                             $ 1,400,000           $  1,390,683            0.30%
  2.42% due 5/11/05 (a)
KfW International Finance, Inc.                             $ 5,425,000           $  5,361,238            1.16%
  2.58% due 7/15/05 (a)
KfW International Finance, Inc.                             $ 3,900,000           $  3,892,278            0.84%
  1.98% due 3/9/05 (a)
Lilly (Eli) & Co.                                           $ 6,150,000           $  6,142,972            1.33%
  2.42% due 2/18/05 (a)
Lloyds Bank PLC                                             $ 5,000,000           $  4,987,900            1.08%
  1.97% due 3/17/05
Lloyds Bank PLC                                             $ 4,650,000           $  4,640,203            1.00%
  2.05% due 3/10/05
Nestle Capital Corp.                                        $ 4,000,000           $  3,986,552            0.86%
  2.47% due 3/22/05 (a)
Nestle Capital Corp.                                        $ 5,800,000           $  5,777,225            1.25%
  2.48% due 3/30/05 (a)
Pfizer, Inc.                                                $ 4,075,000           $  4,058,437            0.88%
  2.36% due 4/4/05 (a)
Pfizer, Inc.                                                $ 3,750,000           $  3,729,417            0.81%
  2.60% due 4/18/05 (a)
Prudential Funding LLC                                      $ 6,350,000           $  6,349,048            1.37%
  1.80% due 2/4/05
Rabobank USA Financial Corp.                                $ 3,000,000           $  2,991,225            0.65%
  2.34% due 3/18/05
Rabobank USA Financial Corp.                                $ 5,000,000           $  4,979,486            1.08%
  2.098% due 4/12/05
Santander Hispano Finance Delaware, Inc.                    $ 6,600,000           $  6,582,048            1.42%
  2.04% due 3/21/05
SBC Communications, Inc.                                    $ 6,800,000           $  6,783,204            1.46%
  2.47% due 3/9/05 (a)
Societe Generale North America                              $ 5,000,000           $  4,949,612            1.07%
  2.61% due 6/20/05
Swiss Re Financial Products                                 $ 4,300,000           $  4,278,290            0.92%
  2.56% due 4/13/05 (a)
UBS Finance (Delaware) LLC                                  $ 6,225,000           $  6,218,498            1.34%
  2.35% due 2/17/05
UBS Finance (Delaware) LLC                                  $ 3,350,000           $  3,345,877            0.72%
  2.11% due 2/22/05
                                                                                  ------------           -----
TOTAL COMMERCIAL PAPER                                                            $151,885,262           32.81%
                                                                                  ------------           -----

FEDERAL HOME LOAN BANKS
Federal Home Loan Bank                                      $ 5,000,000           $  5,000,000            1.08%
  1.60%, due 3/1/05 (b)(c)
Federal Home Loan Bank                                      $10,000,000           $  9,994,685            2.16%
  2.447%, due 10/5/05 (b)(c)
Federal Home Loan Bank                                      $ 5,000,000           $  4,999,842            1.08%
  1.36%, due 4/1/05 (c)
Federal Home Loan Bank Series 306                           $ 4,000,000           $  4,019,544            0.87%
  4.625%, due 4/15/05 (c)
                                                                                  ------------           -----
TOTAL FEDERAL HOME LOAN BANKS                                                     $ 24,014,071            5.19%
                                                                                  ------------           -----

                                                                     SHARES / PRINCIPAL
                                                                           AMOUNT              MARKET VALUE      % NET ASSETS
FEDERAL HOME LOAN BANK (DISCOUNT NOTES)
Federal Home Loan Banks                                                  $5,900,000            $ 5,885,693            1.27%
  1.94% due 3/18/05
Federal Home Loan Banks                                                  $4,900,000            $ 4,894,863            1.06%
  2.22% due 2/18/05
Federal Home Loan Banks                                                  $4,500,000            $ 4,497,125            0.97%
  2.30% due 2/11/05
Federal Home Loan Banks                                                  $5,750,000            $ 5,735,706            1.24%
  2.355% due 3/11/05
Federal Home Loan Banks                                                  $4,500,000            $ 4,490,856            0.97%
  1.925% due 3/11/05
                                                                                               -----------           -----
TOTAL FEDERAL HOME LOAN BANK (DISCOUNT NOTES)                                                  $25,504,243            5.51%
                                                                                               -----------           -----

FEDERAL NATIONAL MORTGAGE ASSOCIATION (DISCOUNT NOTES)
Federal National Mortgage Association                                    $4,000,000            $ 3,976,578            0.86%
  2.48% due 4/27/05
Federal National Mortgage Association                                    $4,425,000            $ 4,423,621            0.96%
  1.87% due 2/7/05
Federal National Mortgage Association                                    $5,750,000            $ 5,690,545            1.23%
  2.64% due 6/22/05
Federal National Mortgage Association                                    $1,175,000            $ 1,162,054            0.25%
  2.68% due 6/29/05
Federal National Mortgage Association                                    $3,175,000            $ 3,148,118            0.68%
  2.54% due 6/1/05
Federal National Mortgage Association                                    $5,675,000            $ 5,632,557            1.22%
  2.54% due 5/18/05
Federal National Mortgage Association                                    $4,775,000            $ 4,730,898            1.02%
  2.66% due 6/6/05
Federal National Mortgage Association                                    $5,000,000            $ 4,961,392            1.07%
  2.46% due 5/25/05
Federal National Mortgage Association                                    $5,000,000            $ 4,968,311            1.07%
  2.429% due 5/4/05
Federal National Mortgage Association                                    $6,650,000            $ 6,632,621            1.43%
  2.24% due 3/15/05
Federal National Mortgage Association                                    $3,850,000            $ 3,843,198            0.83%
  2.12% due 3/3/05
Federal National Mortgage Association                                    $7,600,000            $ 7,599,620            1.64%
  1.80% due 2/2/05
Federal National Mortgage Association                                    $5,550,000            $ 5,488,509            1.19%
  2.695% due 6/29/05
Federal National Mortgage Association                                    $3,932,000            $ 3,931,345            0.85%
  2.22% due 2/4/05
                                                                                               -----------           -----
TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (DISCOUNT NOTES)                                   $66,189,367           14.30%
                                                                                               -----------           -----

FEDERAL HOME LOAN MORTGAGE CORPORATION (DISCOUNT NOTES)
Freddie Mac Discount Note                                                $3,400,000            $ 3,390,514            0.73%
  2.05% due 3/22/05
Freddie Mac Discount Note                                                $5,475,000            $ 5,432,332            1.17%
  2.505% due 5/24/05
Freddie Mac Discount Note                                                $5,500,000            $ 5,466,494            1.18%
  2.41% due 5/3/05
Freddie Mac Discount Note                                                $4,800,000            $ 4,776,960            1.03%
  2.40% due 4/14/05
Freddie Mac Discount Note                                                $4,650,000            $ 4,630,633            1.00%
  2.38% due 4/5/05

                                                      SHARES / PRINCIPAL
                                                            AMOUNT             MARKET VALUE       % NET ASSETS
Freddie Mac Discount Note                                 $5,325,000           $  5,317,418            1.15%
  2.33% due 2/23/05
Freddie Mac Discount Note                                 $4,300,000           $  4,285,087            0.93%
  2.27% due 3/28/05
Freddie Mac Discount Note                                 $4,800,000           $  4,781,772            1.03%
  2.17% due 4/5/05
Freddie Mac Discount Note                                 $5,559,000           $  5,543,035            1.20%
  2.11% due 3/22/05
Freddie Mac Discount Note                                 $5,630,000           $  5,611,871            1.21%
  2.07% due 3/29/05
Freddie Mac Discount Note                                 $3,650,000           $  3,642,725            0.79%
  2.05% due 3/8/05
Freddie Mac Discount Note                                 $5,000,000           $  4,990,461            1.08%
  2.02% due 3/7/05
Freddie Mac Discount Note                                 $7,500,000           $  7,491,250            1.62%
  2.00% due 2/22/05
Freddie Mac Discount Note                                 $5,850,000           $  5,850,000            1.26%
  2.00% due 2/1/05
Freddie Mac Discount Note                                 $5,000,000           $  4,996,407            1.08%
  1.99% due 2/14/05
Freddie Mac Discount Note                                 $6,000,000           $  5,962,875            1.29%
  2.475% due 5/2/05
Freddie Mac Discount Note                                 $4,000,000           $  3,990,616            0.86%
  2.06% due 3/14/05
Freddie Mac Discount Note                                 $2,750,000           $  2,726,365            0.59%
  2.60% due 5/31/05
Freddie Mac Discount Note                                 $4,000,000           $  3,959,089            0.85%
  2.63% due 6/21/05
Freddie Mac Discount Note                                 $7,275,000           $  7,196,278            1.55%
  2.65% due 6/28/05
Freddie Mac Discount Note                                 $5,525,000           $  5,470,302            1.18%
  2.70% due 6/13/05
Freddie Mac Discount Note                                 $4,325,000           $  4,262,211            0.92%
  2.78% due 8/8/05
Freddie Mac Discount Note                                 $4,550,000           $  4,520,086            0.98%
  2.44% due 5/9/05
                                                                               ------------          ------
TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION
  (DISCOUNT NOTES)                                                             $114,294,781           24.68%
                                                                               ------------          ------

U.S. TREASURY NOTES
United States Treasury Note                               $9,500,000           $  9,497,753            2.05%
  1.50%, due 2/28/05 (c)
United States Treasury Note                               $8,200,000           $  8,195,652            1.77%
  1.625%, due 3/31/05 (c)
                                                                               ------------          ------
TOTAL U.S. TREASURY NOTES                                                      $ 17,693,405            3.82%
                                                                               ------------          ------

                                                                               ------------          ------
TOTAL INVESTMENTS                                                              $463,934,882          100.23%
                                                                               ------------          ------
 (Amortized Cost $463,934,882) (d)

Liabilities in Excess of Cash and Other Assets                                ($    840,519)          -0.23%
                                                                               ------------          ------
NET ASSETS                                                                     $463,094,363          100.00%
                                                                               ============          ======

(a) May be sold to institutional investors only.

(b) Floating rate. Rate shown is the rate in effect at January 31, 2005.

(c) Coupon interest bearing security.

(d) The cost stated also represents the aggregate cost for federal income tax purposes.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                 SHARES / PRINCIPAL
                                                       AMOUNT         MARKET VALUE          % NET ASSETS
MAINSTAY RESEARCH VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                       36,253          $1,834,401                3.04%
                                                                       ----------               -----
TOTAL AEROSPACE & DEFENSE                                              $1,834,401                3.04%
                                                                       ----------               -----

AUTOMOBILES
General Motors Corp.                                   45,400          $1,671,174                2.77%
                                                                       ----------               -----
TOTAL AUTOMOBILES                                                      $1,671,174                2.77%
                                                                       ----------               -----

CAPITAL MARKETS
Lehman Brothers Holdings, Inc.                         21,600          $1,969,704                3.26%
                                                                       ----------               -----
TOTAL CAPITAL MARKETS                                                  $1,969,704                3.26%
                                                                       ----------               -----

COMMERCIAL BANKS
Huntington Bancshares, Inc.                            57,268          $1,315,446                2.18%
Marshall & Ilsley Corp.                                34,000          $1,455,540                2.41%
U.S. Bancorp                                           60,400          $1,815,020                3.00%
Wachovia Corp.                                         36,700          $2,012,995                3.33%
                                                                       ----------               -----
TOTAL COMMERCIAL BANKS                                                 $6,599,001               10.92%
                                                                       ----------               -----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                    93,000          $1,821,871                3.02%
International Business Machines Corp.                  19,800          $1,849,716                3.06%
                                                                       ----------               -----
TOTAL COMPUTERS & PERIPHERALS                                          $3,671,587                6.08%
                                                                       ----------               -----

DIVERSIFIED TELECOMMUNICATION SERVICES
Verizon Communications, Inc.                           46,000          $1,637,140                2.71%
                                                                       ----------               -----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                           $1,637,140                2.71%
                                                                       ----------               -----

ELECTRIC UTILITIES
FPL Group, Inc.                                        17,803          $1,364,422                2.26%
                                                                       ----------               -----
TOTAL ELECTRIC UTILITIES                                               $1,364,422                2.26%
                                                                       ----------               -----

                                                   SHARES / PRINCIPAL
                                                         AMOUNT           MARKET VALUE         % NET ASSETS
FOOD PRODUCTS
ConAgra Foods, Inc.                                      62,600           $1,846,700                3.06%
Sara Lee Corp.                                           76,000           $1,784,480                2.95%
                                                                          ----------                ----
TOTAL FOOD PRODUCTS                                                       $3,631,180                6.01%
                                                                          ----------                ----

HEALTH CARE EQUIPMENT & SUPPLIES
Baxter International, Inc.                               53,700           $1,812,912                3.00%
                                                                          ----------                ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                    $1,812,912                3.00%
                                                                          ----------                ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                     29,500           $1,932,545                3.20%
                                                                          ----------                ----
TOTAL HOUSEHOLD PRODUCTS                                                  $1,932,545                3.20%
                                                                          ----------                ----

INSURANCE
Allstate Corp. (The)                                     37,300           $1,881,412                3.11%
American International Group, Inc.                       27,800           $1,842,862                3.05%
Hartford Financial Services Group, Inc. (The)            28,800           $1,937,952                3.21%
                                                                          ----------                ----
TOTAL INSURANCE                                                           $5,662,226                9.37%
                                                                          ----------                ----

MACHINERY
Ingersoll-Rand Co. Class A                               25,300           $1,881,814                3.11%
                                                                          ----------                ----
TOTAL MACHINERY                                                           $1,881,814                3.11%
                                                                          ----------                ----

MEDIA
Viacom, Inc. Class B                                     41,800           $1,560,812                2.58%
                                                                          ----------                ----
TOTAL MEDIA                                                               $1,560,812                2.58%
                                                                          ----------                ----

MULTILINE RETAIL
J.C. Penney Co., Inc. Holding Co.                        45,700           $1,952,304                3.23%
                                                                          ----------                ----
TOTAL MULTILINE RETAIL                                                    $1,952,304                3.23%
                                                                          ----------                ----

OFFICE ELECTRONICS
Xerox Corp. (a)                                         114,800           $1,823,024                3.02%
                                                                          ----------                ----
TOTAL OFFICE ELECTRONICS                                                  $1,823,024                3.02%
                                                                          ----------                ----

OIL & GAS
ChevronTexaco Corp.                                      35,500           $1,931,200                3.20%
ConocoPhillips                                           20,800           $1,930,032                3.19%
ExxonMobil Corp.                                         37,700           $1,945,320                3.22%
                                                                          ----------                ----
TOTAL OIL & GAS                                                           $5,806,552                9.61%
                                                                          ----------                ----

                                                    SHARES / PRINCIPAL
                                                          AMOUNT           MARKET VALUE           % NET ASSETS
PAPER & FOREST PRODUCTS
Weyerhaeuser Co.                                          28,200           $ 1,759,680                2.91%
                                                                           -----------              ------
TOTAL PAPER & FOREST PRODUCTS                                              $ 1,759,680                2.91%
                                                                           -----------              ------

PHARMACEUTICALS
Abbott Laboratories                                       39,600           $ 1,782,792                2.95%
Bristol-Myers Squibb Co.                                  77,600           $ 1,818,944                3.01%
Merck & Co., Inc.                                         60,000           $ 1,683,000                2.79%
Wyeth                                                     42,100           $ 1,668,423                2.76%
                                                                           -----------              ------
TOTAL PHARMACEUTICALS                                                      $ 6,953,159               11.51%
                                                                           -----------              ------

ROAD & RAIL
Union Pacific Corp.                                       29,000           $ 1,728,400                2.86%
                                                                           -----------              ------
TOTAL ROAD & RAIL                                                          $ 1,728,400                2.86%
                                                                           -----------              ------

SPECIALTY RETAIL
Limited Brands, Inc.                                      78,400           $ 1,858,080                3.08%
                                                                           -----------              ------
TOTAL SPECIALTY RETAIL                                                     $ 1,858,080                3.08%
                                                                           -----------              ------

THRIFTS & MORTGAGE FINANCE
Federal National Mortgage Association                     25,360           $ 1,637,749                2.71%
Washington Mutual, Inc.                                   43,700           $ 1,763,295                2.92%
                                                                           -----------              ------
TOTAL THRIFTS & MORTGAGE FINANCE                                           $ 3,401,044                5.63%
                                                                           -----------              ------
TOTAL COMMON STOCK                                                         $60,511,161              100.16%
                                                                           -----------              ------

TOTAL INVESTMENTS                                                          -----------              ------
   (Cost $51,202,694) (b)                                                  $60,511,161(c)           100.16%
                                                                           -----------              ------

Liabilities in Excess of Cash and Other Assets                            ($    99,070)              -0.16%
                                                                           -----------              ------
NET ASSETS                                                                 $60,412,091              100.00%
                                                                           ===========              ======

(a) Non-income producing security.

(b) The cost for federal income tax purposes is $51,221,650.

(c) At January 31, 2005 net unrealized appreciation was $9,289,511, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $12,196,168 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $2,906,657.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                    SHARES / PRINCIPAL
                                                          AMOUNT           MARKET VALUE         % NET ASSETS
MAINSTAY SMALL CAP GROWTH FUND
COMMON STOCK
AEROSPACE & DEFENSE
DRS Technologies, Inc. (a)                                59,300           $ 2,407,580              0.90%
Innovative Solutions & Support, Inc. (a)                  76,000           $ 2,170,940              0.82%
                                                                           -----------              ----
TOTAL AEROSPACE & DEFENSE                                                  $ 4,578,520              1.72%
                                                                           -----------              ----

AUTOMOBILES
Winnebago Industries, Inc.                                82,000           $ 2,828,180              1.06%
                                                                           -----------              ----
TOTAL AUTOMOBILES                                                          $ 2,828,180              1.06%
                                                                           -----------              ----

BUILDING PRODUCTS
Trex Co., Inc. (a)(b)                                     48,900           $ 2,398,545              0.90%
                                                                           -----------              ----
TOTAL BUILDING PRODUCTS                                                    $ 2,398,545              0.90%
                                                                           -----------              ----

CAPITAL MARKETS
Affiliated Managers Group, Inc. (a)(b)                    59,321           $ 3,761,544              1.41%
GFI Group, Inc. (a)                                        3,600           $    94,464              0.03%
Jefferies Group, Inc. (b)                                 87,300           $ 3,404,700              1.28%
OptionsXpress Holdings, Inc. (a)                           3,600           $    73,008              0.03%
                                                                           -----------              ----
TOTAL CAPITAL MARKETS                                                      $ 7,333,716              2.75%
                                                                           -----------              ----

COMMERCIAL BANKS
Hanmi Financial Corp.                                     73,300           $ 2,604,349              0.98%
UCBH Holdings, Inc.                                       85,600           $ 3,772,392              1.42%
Westcorp                                                  76,800           $ 3,499,776              1.31%
Wintrust Financial Corp.                                  62,500           $ 3,467,500              1.30%
                                                                           -----------              ----
TOTAL COMMERCIAL BANKS                                                     $13,344,017              5.01%
                                                                           -----------              ----

COMMERCIAL SERVICES & SUPPLIES
Charles River Associates, Inc. (a)                        56,600           $ 2,459,836              0.92%
Corinthian Colleges, Inc. (a)                             78,200           $ 1,503,786              0.57%
                                                                           -----------              ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                       $ 3,963,622              1.49%
                                                                           -----------              ----

                                               SHARES / PRINCIPAL
                                                     AMOUNT        MARKET VALUE         % NET ASSETS
COMMUNICATIONS EQUIPMENT
Ixia (a)                                             169,300       $ 2,627,536              0.99%
Tekelec (a)                                          131,700       $ 2,403,525              0.90%
                                                                   -----------              ----
TOTAL COMMUNICATIONS EQUIPMENT                                     $ 5,031,061              1.89%
                                                                   -----------              ----

ELECTRICAL EQUIPMENT
Baldor Electric Co.                                   94,100       $ 2,637,623              0.99%
Genlyte Group, Inc. (The) (a)                         30,800       $ 2,464,308              0.93%
                                                                   -----------              ----
TOTAL ELECTRICAL EQUIPMENT                                         $ 5,101,931              1.92%
                                                                   -----------              ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
FARO Technologies, Inc. (a)(b)                        83,700       $ 2,413,908              0.91%
FLIR Systems, Inc. (a)                                40,100       $ 2,444,095              0.92%
Global Imaging Systems, Inc. (a)                      71,400       $ 2,555,406              0.96%
OSI Systems, Inc. (a)(b)                              49,100       $   802,294              0.30%
ScanSource, Inc. (a)                                  55,700       $ 3,579,839              1.34%
Trimble Navigation Ltd. (a)                           95,000       $ 3,378,200              1.27%
                                                                   -----------              ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                           $15,173,742              5.70%
                                                                   -----------              ----

ENERGY EQUIPMENT & SERVICES
Atwood Oceanics, Inc. (a)                             45,100       $ 2,751,100              1.03%
Cal Dive International, Inc. (a)                      83,600       $ 3,653,320              1.37%
Grey Wolf, Inc. (a)                                  258,000       $ 1,367,400              0.51%
Maverick Tube Corp. (a)(b)                            95,100       $ 3,239,106              1.22%
Offshore Logistics, Inc. (a)                          78,100       $ 2,492,171              0.94%
TETRA Technologies, Inc. (a)                          88,700       $ 2,474,730              0.93%
                                                                   -----------              ----
TOTAL ENERGY EQUIPMENT & SERVICES                                  $15,977,827              6.00%
                                                                   -----------              ----

HEALTH CARE EQUIPMENT & SUPPLIES
ArthroCare Corp. (a)(b)                               68,600       $ 2,040,850              0.76%
Cooper Cos., Inc. (The)                               45,000       $ 3,451,500              1.30%
Dade Behring Holdings, Inc. (a)                       49,000       $ 2,800,350              1.05%
Immucor, Inc. (a)                                    111,500       $ 3,413,015              1.28%
Integra LifeSciences Holdings (a)                     72,700       $ 2,739,336              1.03%
Mine Safety Appliances Co.                            37,400       $ 1,831,104              0.69%
Nektar Therapeutics (a)                              107,800       $ 1,816,430              0.68%
SurModics, Inc. (a)(b)                                83,100       $ 2,440,647              0.92%
                                                                   -----------              ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                             $20,533,232              7.71%
                                                                   -----------              ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE        % NET ASSETS
HEALTH CARE PROVIDERS & SERVICES
American Healthways, Inc. (a)(b)                       80,800       $ 2,519,344              0.94%
Molina Healthcare, Inc. (a)                            64,800       $ 3,222,504              1.21%
Sierra Health Services, Inc. (a)                       78,900       $ 4,333,977              1.63%
                                                                    -----------             -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                              $10,075,825              3.78%
                                                                    -----------             -----

HOTELS, RESTAURANTS & LEISURE
Penn National Gaming, Inc. (a)                         59,600       $ 3,909,164              1.47%
                                                                    -----------             -----
TOTAL HOTELS, RESTAURANTS & LEISURE                                 $ 3,909,164              1.47%
                                                                    -----------             -----

HOUSEHOLD DURABLES
Beazer Homes USA, Inc. (b)                             14,000       $ 2,079,000              0.78%
Hovnanian Enterprises, Inc. Class A (a)                74,800       $ 3,907,552              1.47%
Jarden Corp. (a)(b)                                    82,500       $ 3,795,000              1.42%
M.D.C. Holdings, Inc.                                  42,694       $ 3,108,123              1.17%
M/I Homes, Inc.                                        61,000       $ 3,464,800              1.30%
Meritage Homes Corp. (a)(b)                            70,300       $ 4,544,895              1.71%
Ryland Group, Inc. (The)                               81,500       $ 5,286,905              1.98%
WCI Communities, Inc. (a)(b)                          159,300       $ 5,075,298              1.91%
Yankee Candle Co., Inc. (The) (a)                     103,400       $ 3,387,384              1.27%
                                                                    -----------             -----
TOTAL HOUSEHOLD DURABLES                                            $34,648,957             13.01%
                                                                    -----------             -----

INTERNET & CATALOG RETAIL
Coldwater Creek, Inc. (a)                             113,450       $ 3,094,916              1.16%
                                                                    -----------             -----
TOTAL INTERNET & CATALOG RETAIL                                     $ 3,094,916              1.16%
                                                                    -----------             -----

INTERNET SOFTWARE & SERVICES
Digitas, Inc. (a)                                     266,400       $ 2,781,216              1.04%
                                                                    -----------             -----
TOTAL INTERNET SOFTWARE & SERVICES                                  $ 2,781,216              1.04%
                                                                    -----------             -----

MACHINERY
A.S.V., Inc. (a)                                       55,800       $ 2,237,580              0.84%
Actuant Corp. Class A (a)                              57,900       $ 3,025,275              1.14%
Ceradyne, Inc. (a)(b)                                  72,750       $ 2,453,858              0.92%
CLARCOR, Inc.                                          51,000       $ 2,777,970              1.04%
Terex Corp. (a)                                        90,100       $ 3,878,805              1.46%
Wabash National Corp. (a)                             128,500       $ 3,261,330              1.22%
Wabtec Corp.                                          135,800       $ 2,531,312              0.95%
                                                                    -----------             -----
TOTAL MACHINERY                                                     $20,166,130              7.57%
                                                                    -----------             -----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE        % NET ASSETS
MARINE
Kirby Corp. (a)                                        65,400       $ 2,880,216              1.08%
                                                                    -----------             -----
TOTAL MARINE                                                        $ 2,880,216              1.08%
                                                                    -----------             -----

METALS & MINING
Alliance Resource Partners, L.P.                       37,300       $ 2,616,222              0.98%
Massey Energy Co.                                     102,400       $ 3,884,032              1.46%
Steel Technologies, Inc.                               90,300       $ 2,651,208              1.00%
                                                                    -----------             -----
TOTAL METALS & MINING                                               $ 9,151,462              3.44%
                                                                    -----------             -----

OIL & GAS
Knightsbridge Tankers Ltd. (b)                         72,700       $ 2,497,972              0.94%
OMI Corp.                                             133,400       $ 2,334,500              0.87%
Petroleum Development Corp. (a)                        64,800       $ 2,494,800              0.94%
Remington Oil & Gas Corp. (a)(b)                       94,100       $ 2,752,425              1.03%
                                                                    -----------             -----
TOTAL OIL & GAS                                                     $10,079,697              3.78%
                                                                    -----------             -----

PERSONAL PRODUCTS
Chattem, Inc. (a)                                      94,900       $ 3,423,043              1.29%
                                                                    -----------             -----
TOTAL PERSONAL PRODUCTS                                             $ 3,423,043              1.29%
                                                                    -----------             -----

PHARMACEUTICALS
Bradley Pharmaceuticals, Inc. (a)(b)                  132,000       $ 1,899,480              0.71%
                                                                    -----------             -----
TOTAL PHARMACEUTICALS                                               $ 1,899,480              0.71%
                                                                    -----------             -----

REAL ESTATE
American Home Mortgage Investment Corp.                76,500       $ 2,557,395              0.96%
Bluegreen Corp. (a)                                   135,000       $ 2,882,250              1.08%
                                                                    -----------             -----
TOTAL REAL ESTATE                                                   $ 5,439,645              2.04%
                                                                    -----------             -----

ROAD & RAIL
Arkansas Best Corp.                                    59,300       $ 2,382,081              0.89%
Knight Transportation, Inc.                           104,700       $ 2,575,620              0.97%
Old Dominion Freight Line, Inc. (a)                    79,000       $ 2,792,650              1.05%
                                                                    -----------             -----
TOTAL ROAD & RAIL                                                   $ 7,750,351              2.91%
                                                                    -----------             -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Sigmatel, Inc. (a)                                    106,600       $ 4,201,106              1.58%
Tessera Technologies, Inc. (a)                         86,400       $ 3,360,960              1.26%
                                                                    -----------             -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                      $ 7,562,066              2.84%
                                                                    -----------             -----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
SOFTWARE
Altiris, Inc. (a)(b)                                   62,000       $  2,015,620      0.76%
Epicor Software Corp. (a)                             159,100       $  2,146,259      0.81%
FactSet Research Systems, Inc.                         47,600       $  2,541,840      0.95%
MICROS Systems, Inc. (a)                               30,100       $  2,103,990      0.79%
Progress Software Corp. (a)                            86,500       $  1,863,210      0.70%
                                                                    ------------     -----
TOTAL SOFTWARE                                                      $ 10,670,919      4.01%
                                                                    ------------     -----
SPECIALTY RETAIL
A.C. Moore Arts & Crafts, Inc. (a)(b)                  75,300       $  2,073,762      0.78%
Children's Place Retail Stores, Inc. (The) (a)         81,000       $  3,073,140      1.15%
Electronics Boutique Holdings Corp. (a)                67,500       $  2,368,575      0.89%
Guitar Center, Inc. (a)                                78,400       $  4,488,400      1.69%
Hibbett Sporting Goods, Inc. (a)                       76,750       $  1,980,150      0.74%
Jos. A. Bank Clothiers, Inc. (a)(b)                    93,800       $  2,692,060      1.01%
PETCO Animal Supplies, Inc. (a)                        85,700       $  3,254,029      1.22%
Too, Inc. (a)                                         109,100       $  2,963,156      1.11%
                                                                    ------------     -----
TOTAL SPECIALTY RETAIL                                              $ 22,893,272      8.59%
                                                                    ------------     -----
TEXTILES, APPAREL & LUXURY GOODS
Fossil, Inc. (a)                                      105,050       $  2,930,895      1.10%
                                                                    ------------     -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                              $  2,930,895      1.10%
                                                                    ------------     -----
THRIFTS & MORTGAGE FINANCE
Commercial Capital Bancorp, Inc.                      145,166       $  2,887,352      1.08%
                                                                    ------------     -----
TOTAL THRIFTS & MORTGAGE FINANCE                                    $  2,887,352      1.08%
                                                                    ------------     -----
TRADING COMPANIES & DISTRIBUTORS
Hughes Supply, Inc.                                   105,400       $  3,202,052      1.20%
MSC Industrial Direct Co., Inc. Class A               110,800       $  3,835,896      1.44%
                                                                    ------------     -----
TOTAL TRADING COMPANIES & DISTRIBUTORS                              $  7,037,948      2.64%
                                                                    ------------     -----
TOTAL COMMON STOCK                                                  $265,546,947     99.69%
                                                                    ------------     -----
COMMERCIAL PAPER
UBS Finance Delaware LLC                             $430,000       $    430,000      0.16%
2.47% due 2/1/05
                                                                    ------------     -----
TOTAL COMMERCIAL PAPER                                              $    430,000      0.16%
                                                                    ------------     -----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
INVESTMENT COMPANY
AIM Institutional Funds Group (c)                 $   819,481        $   819,481      0.31%
                                                                     -----------      ----
TOTAL INVESTMENT COMPANY                                             $   819,481      0.31%
                                                                     -----------      ----
MASTER NOTE
Banc of America Securities LLC
   2.58%, due 2/1/05 (c)                          $ 8,750,000        $ 8,750,000      3.28%
                                                                     -----------      ----
TOTAL MASTER NOTE                                                    $ 8,750,000      3.28%
                                                                     -----------      ----
REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
   2.5499%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $11,500,815 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $12,859,065 and a Market
   Value of $11,730,414) (d)                      $11,500,000        $11,500,000      4.32%
Dresdner Kleinwort Wasserstein Securities, LLC
   2.5699%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $5,000,357 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $3,230,175 and a Market
   Value of $3,281,359) (d)                       $ 5,000,000        $ 5,000,000      1.88%
Lehman Brothers, Inc.
   2.55%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $6,143,435 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $6,966,713 and a Market
   Value of $6,449,658) (d)                       $ 6,143,000        $ 6,143,000      2.31%
Merrill Lynch Pierce Fenner & Smith, Inc.
   2.58%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $10,050,720 (c)
   (Collateralized by Various

                                                SHARES / PRINCIPAL
                                                      AMOUNT          MARKET VALUE     % NET ASSETS
   Bonds with a Principal Amount
   of $9,875,958 and a Market
   Value of $10,552,705) (d)                       $10,050,000      $  10,050,000           3.77%
Morgan Stanley & Co., Inc.
   2.5499%, dated 1/31/05
   due 2/1/05
   Proceeds at Maturity
   $3,050,216 (c)
   (Collateralized by Various
   Bonds with a Principal Amount
   of $4,456,242 and a Market
   Value of $3,207,871) (d)                        $ 3,050,000      $   3,050,000           1.14%
                                                                    -------------         ------
TOTAL REPURCHASE AGREEMENTS                                         $  35,743,000          13.42%
                                                                    -------------         ------
TOTAL INVESTMENTS
                                                                    -------------         ------
   (Cost $259,148,273) (e)                                          $ 311,289,428 (f)     116.86%
                                                                    -------------         ------

Liabilities in Excess of Cash and Other Assets                      $ (44,912,807)        -16.86%
                                                                    -------------         ------
NET ASSETS                                                          $ 266,376,621         100.00%
                                                                    =============         ======

--------------
(a)   Non-income producing security.

(b)   Represents securities out on loan or a portion which is out on loan.

(c) Represents security or a portion thereof, purchased with cash collateral received for securities on loan.

(d) Collateralization from various bonds on repurchase agreements may include collateralized mortgage obligations, asset- backed securities, mortgage-backed securities or other long-term corporate bonds.

(e)   The cost for federal income tax purposes is $259,750,678.

(f) At January 31, 2005 net unrealized appreciation was $51,538,750, based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value cost of $56,945,440 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $5,406,690.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                          SHARES / PRINCIPAL
                                                AMOUNT        MARKET VALUE  % NET ASSETS
MAINSTAY SMALL CAP VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Herley Industries, Inc. (a)                     42,800        $    844,016     0.61%
                                                              ------------     ----
TOTAL AEROSPACE & DEFENSE                                     $    844,016     0.61%
                                                              ------------     ----
AIRLINES
SkyWest, Inc.                                   58,200        $  1,002,204     0.72%
                                                              ------------     ----
TOTAL AIRLINES                                                $  1,002,204     0.72%
                                                              ------------     ----
AUTO COMPONENTS
Bandag, Inc.                                    13,600        $    658,240     0.48%
                                                              ------------     ----
TOTAL AUTO COMPONENTS                                         $    658,240     0.48%
                                                              ------------     ----
BUILDING PRODUCTS
Apogee Enterprises, Inc.                        96,135        $  1,285,325     0.93%
                                                              ------------     ----
TOTAL BUILDING PRODUCTS                                       $  1,285,325     0.93%
                                                              ------------     ----
CAPITAL MARKETS
Waddell & Reed Financial, Inc. Class A          87,000        $  1,902,690     1.38%
                                                              ------------     ----
TOTAL CAPITAL MARKETS                                         $  1,902,690     1.38%
                                                              ------------     ----
CHEMICALS
Cambrex Corp.                                   79,601        $  1,775,898     1.28%
Crompton Corp.                                  53,000        $    617,450     0.45%
H.B. Fuller Co.                                 63,300        $  1,688,211     1.22%
Omnova Solutions, Inc. (a)                     243,400        $  1,209,698     0.88%
                                                              ------------     ----
TOTAL CHEMICALS                                               $  5,291,257     3.83%
                                                              ------------     ----
COMMERCIAL BANKS
Chemical Financial Corp.                        34,049        $  1,263,234     0.91%
Chittenden Corp.                                42,668        $  1,156,730     0.84%
Cullen/Frost Bankers, Inc.                      37,200        $  1,746,912     1.26%
Hudson United Bancorp                           34,500        $  1,268,220     0.92%

                                                 SHARES / PRINCIPAL
                                                       AMOUNT                   MARKET VALUE             % NET ASSETS
S&T Bancorp, Inc.                                      26,342                   $    970,966                 0.70%
                                                                                ------------                 ----
TOTAL COMMERCIAL BANKS                                                          $  6,406,062                 4.63%
                                                                                ------------                 ----
COMMERCIAL SERVICES & SUPPLIES
Banta Corp.                                            47,000                   $  2,035,570                 1.47%
Learning Tree International, Inc. (a)                  85,855                   $  1,190,809                 0.86%
                                                                                ------------                 ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                            $  3,226,379                 2.33%
                                                                                ------------                 ----
COMMUNICATIONS EQUIPMENT
Belden CDT, Inc.                                       70,200                   $  1,425,762                 1.03%
SafeNet, Inc. (a)                                      74,100                   $  2,514,954                 1.82%
                                                                                ------------                 ----
TOTAL COMMUNICATIONS EQUIPMENT                                                  $  3,940,716                 2.85%
                                                                                ------------                 ----
COMPUTERS & PERIPHERALS
Advanced Digital Information Corp. (a)                 75,700                   $    791,822                 0.57%
Applied Films Corp. (a)                                50,800                   $  1,085,596                 0.79%
                                                                                ------------                 ----
TOTAL COMPUTERS & PERIPHERALS                                                   $  1,877,418                 1.36%
                                                                                ------------                 ----
CONSTRUCTION & ENGINEERING
Insituform Technologies, Inc. Class A (a)              91,921                   $  1,444,080                 1.04%
                                                                                ------------                 ----
TOTAL CONSTRUCTION & ENGINEERING                                                $  1,444,080                 1.04%
                                                                                ------------                 ----
DIVERSIFIED TELECOMMUNICATION SERVICES
Iowa Telecommunication Services, Inc.                  18,900                   $    382,725                 0.28%
Premiere Global Services, Inc. (a)                    124,000                   $  1,218,920                 0.88%
                                                                                ------------                 ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                    $  1,601,645                 1.16%
                                                                                ------------                 ----
ELECTRICAL EQUIPMENT
Global Power Equipment Group, Inc. (a)                 73,300                   $    700,748                 0.51%
                                                                                ------------                 ----
TOTAL ELECTRICAL EQUIPMENT                                                      $    700,748                 0.51%
                                                                                ------------                 ----
ELECTRONIC EQUIPMENT & INSTRUMENTS
Benchmark Electronics, Inc. (a)                        38,800                   $  1,240,436                 0.90%
Paxar Corp. (a)                                        36,400                   $    868,140                 0.63%
Technitrol, Inc. (a)                                  118,200                   $  2,096,868                 1.52%
                                                                                ------------                 ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                                        $  4,205,444                 3.05%
                                                                                ------------                 ----
ENERGY EQUIPMENT & SERVICES
Global Industries, Ltd. (a)                           221,834                   $  1,790,201                 1.29%
Hanover Compressor Co. (a)                            113,814                   $  1,613,882                 1.17%

                                                 SHARES / PRINCIPAL
                                                       AMOUNT                   MARKET VALUE             % NET ASSETS
Offshore Logistics, Inc. (a)                           49,200                   $  1,569,972                 1.14%
Parker Drilling Co. (a)                               397,000                   $  1,719,010                 1.24%
Pride International, Inc. (a)                         116,600                   $  2,727,274                 1.97%
                                                                                ------------                 ----
TOTAL ENERGY EQUIPMENT & SERVICES                                               $  9,420,339                 6.81%
                                                                                ------------                 ----
FOOD & STAPLES RETAILING
Performance Food Group Co. (a)                         29,100                   $    791,811                 0.57%
Wild Oats Markets, Inc. (a)                            61,700                   $    447,325                 0.32%
                                                                                ------------                 ----
TOTAL FOOD & STAPLES RETAILING                                                  $  1,239,136                 0.89%
                                                                                ------------                 ----
GAS UTILITIES
UGI Corp.                                              51,000                   $  2,125,170                 1.54%
                                                                                ------------                 ----
TOTAL GAS UTILITIES                                                             $  2,125,170                 1.54%
                                                                                ------------                 ----
HEALTH CARE EQUIPMENT & SUPPLIES
DJ Orthopedics, Inc. (a)                               65,100                   $  1,572,165                 1.14%
ICU Medical, Inc. (a)                                  42,700                   $  1,124,718                 0.81%
Merit Medical Systems, Inc. (a)                        60,000                   $    850,800                 0.62%
Viasys Healthcare, Inc. (a)                           108,000                   $  1,975,320                 1.43%
                                                                                ------------                 ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                          $  5,523,003                 4.00%
                                                                                ------------                 ----
HEALTH CARE PROVIDERS & SERVICES
Hooper Holmes, Inc.                                   391,475                   $  1,976,949                 1.43%
PDI, Inc. (a)                                          14,300                   $    285,714                 0.21%
Pharmaceutical Product Development, Inc. (a)           30,400                   $  1,260,080                 0.91%
Priority Healthcare Corp. Class B (a)                 108,400                   $  2,499,704                 1.81%
Renal Care Group, Inc. (a)                             25,000                   $    954,000                 0.69%
                                                                                ------------                 ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                          $  6,976,447                 5.05%
                                                                                ------------                 ----
HOTELS, RESTAURANTS & LEISURE
La Quinta Corp. Paired-share (a)(b)                   232,200                   $  2,017,818                 1.46%
                                                                                ------------                 ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                             $  2,017,818                 1.46%
                                                                                ------------                 ----
HOUSEHOLD DURABLES
La-Z-Boy, Inc.                                         62,348                   $    869,131                 0.63%
                                                                                ------------                 ----
TOTAL HOUSEHOLD DURABLES                                                        $    869,131                 0.63%
                                                                                ------------                 ----
INSURANCE
Reinsurance Group of America, Inc.                     26,700                   $  1,255,434                 0.91%
Scottish Re Group Ltd.                                 82,200                   $  1,896,354                 1.37%

                                                 SHARES / PRINCIPAL
                                                       AMOUNT                   MARKET VALUE             % NET ASSETS
                                                                                ------------                 ----
TOTAL INSURANCE                                                                 $  3,151,788                 2.28%
                                                                                ------------                 ----
IT SERVICES
eFunds Corp. (a)                                         90,263                 $  2,012,864                 1.46%
Forrester Research, Inc. (a)                             53,838                 $    864,100                 0.63%
Keane, Inc. (a)                                         113,372                 $  1,481,772                 1.07%
                                                                                ------------                 ----
TOTAL IT SERVICES                                                               $  4,358,736                 3.16%
                                                                                ------------                 ----
LEISURE EQUIPMENT & PRODUCTS
Arctic Cat, Inc.                                         59,400                 $  1,505,790                 1.09%
Callaway Golf Co.                                       102,674                 $  1,366,591                 0.99%
                                                                                ------------                 ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                              $  2,872,381                 2.08%
                                                                                ------------                 ----
MACHINERY
Kadant, Inc. (a)                                         40,100                 $    773,930                 0.56%
Lydall, Inc. (a)                                        102,500                 $  1,081,375                 0.78%
Thomas Industries, Inc.                                  30,700                 $  1,196,993                 0.87%
Wabtec Corp.                                             95,600                 $  1,781,984                 1.29%
                                                                                ------------                 ----
TOTAL MACHINERY                                                                 $  4,834,282                 3.50%
                                                                                ------------                 ----
MEDIA
Mediacom Communications Corp. Class A (a)               200,600                 $  1,199,588                 0.87%
Nexstar Broadcasting Group, Inc. Class A (a)             45,700                 $    394,848                 0.29%
ProQuest Co. (a)                                         73,124                 $  2,304,868                 1.67%
                                                                                ------------                 ----
TOTAL MEDIA                                                                     $  3,899,304                 2.83%
                                                                                ------------                 ----
METALS & MINING
Allegheny Technologies, Inc.                             69,000                 $  1,656,000                 1.20%
GrafTech International, Ltd. (a)                        251,643                 $  2,048,374                 1.48%
                                                                                ------------                 ----
TOTAL METALS & MINING                                                           $  3,704,374                 2.68%
                                                                                ------------                 ----
MULTI-UTILITIES & UNREGULATED POWER
Sierra Pacific Resources (a)                             84,900                 $    835,416                 0.60%
                                                                                ------------                 ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                       $    835,416                 0.60%
                                                                                ------------                 ----
OIL & GAS
Cimarex Energy Co. (a)                                   32,425                 $  1,175,406                 0.85%
Houston Exploration Co. (The) (a)                        23,018                 $  1,247,806                 0.90%
                                                                                ------------                 ----
TOTAL OIL & GAS                                                                 $  2,423,212                 1.75%
                                                                                ------------                 ----

                                                SHARES / PRINCIPAL
                                                      AMOUNT        MARKET VALUE  % NET ASSETS
PAPER & FOREST PRODUCTS
Wausau-Mosinee Paper Corp.                           129,767         $1,923,147       1.39%
                                                                     ----------       ----
TOTAL PAPER & FOREST PRODUCTS                                        $1,923,147       1.39%
                                                                     ----------       ----
PERSONAL PRODUCTS
Playtex Products, Inc. (a)                           108,421         $  881,463       0.64%
                                                                     ----------       ----
TOTAL PERSONAL PRODUCTS                                              $  881,463       0.64%
                                                                     ----------       ----
REAL ESTATE
Aames Investment Corp.                                52,600         $  551,774       0.40%
CRT Properties, Inc.                                  29,800         $  684,208       0.49%
Post Properties, Inc.                                 53,300         $1,688,544       1.22%
Sun Communities, Inc.                                 40,700         $1,509,970       1.09%
Trammell Crow Co. (a)                                116,100         $1,966,734       1.42%
                                                                     ----------       ----
TOTAL REAL ESTATE                                                    $6,401,230       4.62%
                                                                     ----------       ----
ROAD & RAIL
Quality Distribution, Inc. (a)                        63,300         $  553,242       0.40%
                                                                     ----------       ----
TOTAL ROAD & RAIL                                                    $  553,242       0.40%
                                                                     ----------       ----
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Actel Corp. (a)                                      116,221         $1,965,297       1.42%
MKS Instruments, Inc. (a)                             73,900         $1,156,535       0.84%
                                                                     ----------       ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                       $3,121,832       2.26%
                                                                     ----------       ----
SOFTWARE
Lawson Software, Inc. (a)                            116,200         $  761,110       0.55%
Mentor Graphics Corp. (a)                            106,200         $1,479,366       1.07%
THQ, Inc. (a)                                         87,900         $1,955,775       1.41%
                                                                     ----------       ----
TOTAL SOFTWARE                                                       $4,196,251       3.03%
                                                                     ----------       ----
SPECIALTY RETAIL
Charlotte Russe Holding, Inc. (a)                     28,500         $  305,520       0.22%
Christopher & Banks Corp.                            116,963         $2,078,433       1.50%
CSK Auto Corp. (a)                                    56,173         $  885,848       0.64%
Hancock Fabrics, Inc.                                142,662         $1,281,105       0.93%
Jo-Ann Stores, Inc. (a)                               26,900         $  737,329       0.53%
Kirkland's, Inc. (a)                                  45,700         $  474,823       0.34%
Sports Authority, Inc. (The) (a)                      30,000         $  761,100       0.55%
Steiner Leisure Ltd. (a)                              56,300         $1,746,370       1.26%

                                        SHARES / PRINCIPAL
                                              AMOUNT        MARKET VALUE  % NET ASSETS
Too, Inc. (a)                                   86,913      $  2,360,557      1.71%
                                                            ------------     -----
TOTAL SPECIALTY RETAIL                                      $ 10,631,085      7.68%
                                                            ------------     -----
TEXTILES, APPAREL & LUXURY GOODS
Oshkosh B' Gosh, Inc. Class A                   69,159      $  1,345,143      0.97%
Russell Corp.                                   46,028      $    828,504      0.60%
                                                            ------------     -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                      $  2,173,647      1.57%
                                                            ------------     -----
THRIFTS & MORTGAGE FINANCE
Brookline Bancorp, Inc.                         83,400      $  1,333,566      0.96%
First Niagara Financial Group, Inc.             50,500      $    689,325      0.50%
Net.Bank, Inc.                                 212,231      $  2,026,806      1.47%
Provident Financial Services, Inc.              43,700      $    789,659      0.57%
                                                            ------------     -----
TOTAL THRIFTS & MORTGAGE FINANCE                            $  4,839,356      3.50%
                                                            ------------     -----
TOTAL COMMON STOCK                                          $123,358,014     89.23%
                                                            ------------     -----
INVESTMENT COMPANIES
CAPITAL MARKETS
iShares Russell 2000 Index Fund (c)              8,400      $  1,043,616      0.75%
iShares Russell 2000 Value Index (c)            33,600      $  6,231,120      4.51%
                                                            ------------     -----
TOTAL CAPITAL MARKETS                                       $  7,274,736      5.26%
                                                            ------------     -----
TOTAL INVESTMENT COMPANIES                                  $  7,274,736      5.26%
                                                            ------------     -----
COMMERCIAL PAPER
AIG Funding, Inc.                          $   475,000      $    475,000      0.34%
  2.20% due 2/1/05
KfW International Finance, Inc.            $ 2,805,000      $  2,803,901      2.03%
  2.35% due 2/7/05
Merck & Co., Inc.                          $ 1,660,000      $  1,659,238      1.20%
  2.36% due 2/8/05
UBS Finance (Delaware) LLC                 $ 2,755,000      $  2,755,000      1.99%
  2.47% due 2/1/05

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)            $   730,000      $    729,158      0.53%
  2.44% due 2/18/05

                                                SHARES / PRINCIPAL
                                                      AMOUNT         MARKET VALUE  % NET ASSETS
                                                                    -------------  ------------
TOTAL CAPITAL MARKETS                                                $    729,158       0.53%
                                                                     ------------     ------
TOTAL COMMERCIAL PAPER                                               $  8,422,297       6.09%
                                                                     ------------     ------
TOTAL INVESTMENTS
                                                                     ------------     ------
(COST $122,153,219)                                                  $139,055,047     100.58%
                                                                     ------------     ------
Liabilities in Excess of Cash and Other Assets                      ($    811,207)     -0.58%
                                                                     ------------     ------
NET ASSETS                                                           $138,243,840     100.00%
                                                                     ============     ======

----------------

(a)   Non-income producing security.

(b) Paired-share security represents equal ownership of La Quinta Properties, Inc. Class B and La Quinta Corp.

(c) Exchange Traded Fund-represents a basket of securities that are traded on a exchange.

(d)   The cost for federal income tax purposes is $122,537,679.

(e) At January 31, 2005, net unrealized appreciation was $16,517,368 based on cost for federal income tax purposed. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $20,288,989 and aggregate unrealized depreciation for all investments on which there was an excess of cost over market value of $3,771,621.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                              SHARES / PRINCIPAL
                                                     AMOUNT          MARKET VALUE     % NET ASSETS
MAINSTAY STRATEGIC VALUE FUND
COMMON STOCK

AEROSPACE & DEFENSE
Boeing Co. (The)                                      4,600           $  232,760          0.43%
Northrop Grumman Corp.                               14,200           $  736,696          1.36%
Raytheon Co.                                          9,335           $  349,129          0.65%
                                                                      ----------          ----
TOTAL AEROSPACE & DEFENSE                                             $1,318,585          2.44%
                                                                      ----------          ----

AUTO COMPONENTS
TRW Automotive Holdings Corp. (a)                    26,000           $  517,400          0.96%
                                                                      ----------          ----
TOTAL AUTO COMPONENTS                                                 $  517,400          0.96%
                                                                      ----------          ----

BUILDING PRODUCTS

American Standard Cos., Inc.                          8,256           $  330,570          0.61%
                                                                      ----------          ----
TOTAL BUILDING PRODUCTS                                               $  330,570          0.61%
                                                                      ----------          ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                       4,379           $  472,275          0.87%
Merrill Lynch & Co., Inc.                             6,975           $  418,988          0.78%
State Street Corp.                                    7,300           $  327,113          0.61%
                                                                      ----------          ----
TOTAL CAPITAL MARKETS                                                 $1,218,376          2.26%
                                                                      ----------          ----

CHEMICALS
Air Products & Chemicals, Inc.                        6,066           $  357,348          0.66%
                                                                      ----------          ----
TOTAL CHEMICALS                                                       $  357,348          0.66%
                                                                      ----------          ----
COMMERCIAL BANKS
Bank of America Corp.                                16,916           $  784,395          1.45%
PNC Financial Services Group, Inc. (The)              6,208           $  334,425          0.62%
U.S. Bancorp                                         18,100           $  543,905          1.01%
Wachovia Corp.                                        4,900           $  268,765          0.50%
                                                                      ----------          ----
TOTAL COMMERCIAL BANKS                                                $1,931,490          3.58%
                                                                      ----------          ----

                                                             SHARES / PRINCIPAL
                                                                    AMOUNT          MARKET VALUE    % NET ASSETS
COMMUNICATIONS EQUIPMENT
Lucent Technologies, Inc.                                           51,900          $    169,194        0.31%
Nokia Corp.                                                         39,800          $    608,144        1.13%
                                                                                    ------------        ----
TOTAL COMMUNICATIONS EQUIPMENT                                                      $    777,338        1.44%
                                                                                    ------------        ----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                                 26,600          $    521,094        0.97%
International Business Machines Corp.                                8,019          $    749,135        1.39%
                                                                                    ------------        ----
TOTAL COMPUTERS & PERIPHERALS                                                       $  1,270,229        2.36%
                                                                                    ------------        ----

CONTAINERS & PACKAGING
Owens-Illinois, Inc.                                                24,400          $    554,368        1.03%
Smurfit-Stone Container Corp.                                       33,200          $    499,328        0.92%
                                                                                    ------------        ----
TOTAL CONTAINERS & PACKAGING                                                        $  1,053,696        1.95%
                                                                                    ------------        ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                                     22,190          $  1,088,420        2.02%
JPMorgan Chase & Co.                                                 5,940          $    221,740        0.41%
                                                                                    ------------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                $  1,310,160        2.43%
                                                                                    ------------        ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                         4,586          $    252,413        0.47%
BellSouth Corp.                                                     10,300          $    270,272        0.50%
SBC Communications, Inc.                                            22,573          $    536,334        0.99%
Sprint Corp.                                                        14,900          $    355,067        0.66%
Verizon Communications, Inc.                                        14,588          $    519,187        0.96%
                                                                                    ------------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                        $  1,933,273        3.58%
                                                                                    ------------        ----

ELECTRIC UTILITIES
FirstEnergy Corp.                                                   11,279          $    448,453        0.83%
PPL Corp.                                                            5,900          $    318,600        0.59%
Southern Co. (The)                                                  13,900          $    469,403        0.87%
                                                                                    ------------        ----
TOTAL ELECTRIC UTILITIES                                                            $  1,236,456        2.29%
                                                                                    ------------        ----

ELECTRICAL EQUIPMENT
Cooper Industries, Ltd.                                              4,100          $    284,950        0.53%
                                                                                    ------------        ----
TOTAL ELECTRICAL EQUIPMENT                                                          $    284,950        0.53%
                                                                                    ------------        ----

ENERGY EQUIPMENT & SERVICES
Diamond Offshore Drilling, Inc.                                      5,100          $    223,227        0.41%
ENSCO International, Inc.                                           33,000          $  1,129,590        2.09%

                                                          SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE      % NET ASSETS
Pride International, Inc. (a)                                   29,800          $   697,022           1.29%
Rowan Cos., Inc. (a)                                            43,600          $ 1,227,776           2.27%
Transocean, Inc. (a)                                            21,600          $   950,400           1.75%
                                                                                -----------           ----
TOTAL ENERGY EQUIPMENT & SERVICES                                               $ 4,228,015           7.81%
                                                                                -----------           ----

FOOD & STAPLES RETAILING
CVS Corp.                                                       10,100          $   468,135           0.87%
Kroger Co. (The) (a)                                            38,200          $   653,220           1.21%
                                                                                -----------           ----
TOTAL FOOD & STAPLES RETAILING                                                  $ 1,121,355           2.08%
                                                                                -----------           ----

FOOD PRODUCTS
Cadbury Schwppes PLC                                            19,300          $   700,590           1.30%
General Mills, Inc.                                             14,800          $   784,252           1.45%
Kraft Foods, Inc.                                                9,146          $   310,781           0.58%
                                                                                -----------           ----
TOTAL FOOD PRODUCTS                                                             $ 1,795,623           3.33%
                                                                                -----------           ----

HEALTH CARE PROVIDERS & SERVICES
HCA, Inc.                                                        8,900          $   396,228           0.73%
Laboratory Corp. of America Holdings (a)                         6,900          $   330,165           0.61%
QuadraMed Corp. (a)(d)                                           6,368          $    12,736           0.02%
Skilled Healthcare Group, Inc. (a)(d)(h)(i)                         27          $       432           0.00% (b)
Universal Health Services, Inc. Class B                          9,700          $   417,488           0.77%
                                                                                -----------           ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                          $ 1,157,049           2.13%
                                                                                -----------           ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                             7,348          $   481,367           0.89%
                                                                                -----------           ----
TOTAL HOUSEHOLD PRODUCTS                                                        $   481,367           0.89%
                                                                                -----------           ----

INSURANCE
Allstate Corp. (The)                                            11,515          $   580,817           1.08%
American International Group, Inc.                               4,400          $   291,676           0.54%
Hartford Financial Services Group, Inc. (The)                    7,912          $   532,398           0.99%
Prudential Financial, Inc.                                      10,400          $   560,664           1.04%
St. Paul Travelers Cos., Inc. (The)                             19,951          $   748,962           1.39%
                                                                                -----------           ----
TOTAL INSURANCE                                                                 $ 2,714,517           5.04%
                                                                                -----------           ----

INTERNET SOFTWARE & SERVICES
Globix Corp. (a)(d)(h)(i)                                        2,477          $     6,576           0.01%
Remote Dynamics, Inc. (a)                                        1,478          $     1,197           0.00% (b)

                                                             SHARES / PRINCIPAL
                                                                    AMOUNT         MARKET VALUE    % NET ASSETS
                                                                                   ------------        ----
TOTAL INTERNET SOFTWARE & SERVICES                                                 $      7,773        0.01%
                                                                                   ------------        ----

IT SERVICES
Computer Sciences Corp. (a)                                         15,572         $    802,269        1.49%
                                                                                   ------------        ----
TOTAL IT SERVICES                                                                  $    802,269        1.49%
                                                                                   ------------        ----

LEISURE EQUIPMENT & PRODUCTS
Mattel, Inc.                                                        31,700         $    616,565        1.14%
                                                                                   ------------        ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                                 $    616,565        1.14%
                                                                                   ------------        ----

MACHINERY
Morris Material Handling, Inc. (a)(d)(h)(i)                            197         $      1,044        0.00% (b)
Navistar International Corp. (a)                                    12,600         $    490,392        0.91%
Thermadyne Holdings Corp. (a)(d)                                     2,474         $     31,914        0.06%
                                                                                   ------------        ----
TOTAL MACHINERY                                                                    $    523,350        0.97%
                                                                                   ------------        ----

MEDIA
UnitedGlobalCom, Inc. (a)                                           16,073         $    157,033        0.29%
                                                                                   ------------        ----
TOTAL MEDIA                                                                        $    157,033        0.29%
                                                                                   ------------        ----

METALS & MINING
ACP Holding Co. (a)(c)(d)                                           10,780         $     19,404        0.04%
Alcoa, Inc.                                                         14,575         $    430,108        0.80%
                                                                                   ------------        ----
TOTAL METALS & MINING                                                              $    449,512        0.84%
                                                                                   ------------        ----

OIL & GAS
ChevronTexaco Corp.                                                 10,410         $    566,304        1.05%
ExxonMobil Corp.                                                    12,012         $    619,819        1.15%
Kerr-McGee Corp.                                                     5,700         $    351,975        0.65%
Premcor, Inc. (a)                                                    8,700         $    417,600        0.77%
Unocal Corp.                                                         5,750         $    273,528        0.51%
                                                                                   ------------        ----
TOTAL OIL & GAS                                                                    $  2,229,226        4.13%
                                                                                   ------------        ----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                                       18,400         $    699,200        1.29%
MeadWestvaco Corp.                                                   6,480         $    187,207        0.35%
                                                                                   ------------        ----
TOTAL PAPER & FOREST PRODUCTS                                                      $    886,407        1.64%
                                                                                   ------------        ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                                            12,000         $    281,280        0.52%

                                                       SHARES / PRINCIPAL
                                                             AMOUNT         MARKET VALUE              % NET ASSETS
Pfizer, Inc.                                                 18,700         $    451,792                  0.84%
                                                                            ------------                 -----
TOTAL PHARMACEUTICALS                                                       $    733,072                  1.36%
                                                                            ------------                  ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                            7,673         $    369,685                  0.68%
                                                                            ------------                 -----
TOTAL ROAD & RAIL                                                           $    369,685                  0.68%
                                                                            ------------                 -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments, Inc.                                       7,400         $    171,754                  0.32%
                                                                            ------------                 -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              $    171,754                  0.32%
                                                                            ------------                 -----

SOFTWARE
BMC Software, Inc. (a)                                       28,300         $    476,289                  0.88%
                                                                            ------------                 -----
TOTAL SOFTWARE                                                              $    476,289                  0.88%
                                                                            ------------                 -----

SPECIALTY RETAIL
Gap, Inc. (The)                                              30,500         $    671,305                  1.24%
                                                                            ------------                 -----
TOTAL SPECIALTY RETAIL                                                      $    671,305                  1.24%
                                                                            ------------                 -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                        13,800         $    548,826                  1.02%
                                                                            ------------                 -----
TOTAL THRIFTS & MORTGAGE FINANCE                                            $    548,826                  1.02%
                                                                            ------------                 -----

TOBACCO
North Atlantic Trading Co., Inc. (a)(d)(h)(i)                   130         $          1                  0.00% (b)
                                                                            ------------                 -----
TOTAL TOBACCO                                                               $          1                  0.00%
                                                                            ------------                 -----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (a)(d)(h)(i)                        4,021         $      5,026                  0.01%
                                                                            ------------                 -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                   $      5,026                  0.01%
                                                                            ------------                 -----
TOTAL COMMON STOCK                                                          $ 33,685,890                 62.39%
                                                                            ------------                 -----

CONVERTIBLE BOND
AIRLINES
Delta Air Lines, Inc.                                       $20,000         $     10,375                  0.02%
  8.00%, due 6/3/23
                                                                            ------------                 -----
TOTAL AIRLINES                                                              $     10,375                  0.02%
                                                                            ------------                 -----

                                                       SHARES / PRINCIPAL
                                                            AMOUNT          MARKET VALUE             % NET ASSETS
AUTO COMPONENTS
Goodyear Tire & Rubber Co. (The)                           $ 50,000         $     73,500                  0.14%
  4.00%, due 6/15/34 (c)
                                                                            ------------                  ----
TOTAL AUTO COMPONENTS                                                       $     73,500                  0.14%
                                                                            ------------                  ----

CAPITAL MARKETS
Credit Suiss First Boston New York                         $145,000         $    132,131                  0.24%
  0.50%, due 3/21/11 (c)
                                                                            ------------                  ----
TOTAL CAPITAL MARKETS                                                       $    132,131                  0.24%
                                                                            ------------                  ----

COMMERCIAL BANKS
Wells Fargo & Co.                                          $220,000         $    219,036                  0.41%
  1.444%, due 5/1/33 (g)
                                                                            ------------                  ----
TOTAL COMMERCIAL BANKS                                                      $    219,036                  0.41%
                                                                            ------------                  ----

COMMUNICATIONS EQUIPMENT
Riverstone Networks, Inc.                                  $ 40,000         $     36,600                  0.07%
  3.75%, due 12/1/06 (c)(e)
                                                                            ------------                  ----
TOTAL COMMUNICATIONS EQUIPMENT                                              $     36,600                  0.07%
                                                                            ------------                  ----

DIVERSIFIED TELECOMMUNICATION SERVICES
At Home Corp.                                              $177,810         $     24,893                  0.05%
  4.75%, due 12/15/06 (e)(f)
                                                                            ------------                  ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                $     24,893                  0.05%
                                                                            ------------                  ----

ENERGY EQUIPMENT & SERVICES
BJ Services Co.                                            $315,000         $    264,600                  0.49%
  0.395%, due 4/24/22
Cooper Cameron Corp.                                       $175,000         $    188,125                  0.35%
  1.50%, due 5/15/24
Halliburton Co.                                            $155,000         $    195,300                  0.36%
  3.125%, due 7/15/23
Pride International, Inc.                                  $183,700         $    262,002                  0.48%
  2.50%, due 3/1/07
Schlumberger Ltd. Series A                                 $230,000         $    252,425                  0.47%
  1.50%, due 6/1/23
                                                                            ------------                  ----
TOTAL ENERGY EQUIPMENT & SERVICES                                           $  1,162,452                  2.15%
                                                                            ------------                  ----

FOOD & STAPLES RETAILING
Whole Foods Market, Inc.                                   $250,000         $    239,374                  0.44%
  0.00%, due 3/2/18
                                                                            ------------                  ----
TOTAL FOOD & STAPLES RETAILING                                              $    239,374                  0.44%
                                                                            ------------                  ----

                                                       SHARES / PRINCIPAL
                                                            AMOUNT          MARKET VALUE             % NET ASSETS
HEALTH CARE EQUIPMENT & SUPPLIES
ALZA Corp.                                                 $235,000         $    210,031                 0.39%
  0.00%, due 7/28/20
                                                                            ------------                 ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                                      $    210,031                 0.39%
                                                                            ------------                 ----

HOTELS, RESTAURANTS & LEISURE
Carnival Corp.                                             $210,000         $    189,525                 0.35%
  1.132%, due 4/29/33 -- 0.00%, beginning 4/29/08
Hilton Hotels Corp.                                        $155,000         $    183,094                 0.33%
  3.375%, due 4/15/23
International Game Technology                              $200,000         $    142,250                 0.26%
  0.00%, due 1/29/33
                                                                            ------------                 ----
TOTAL HOTELS, RESTAURANTS & LEISURE                                         $    514,869                 0.94%
                                                                            ------------                 ----

INDUSTRIAL CONGLOMERATES
Tyco International Group S.A.                              $155,000         $    248,387                 0.46%
  2.75%, due 1/15/18
                                                                            ------------                 ----
TOTAL INDUSTRIAL CONGLOMERATES                                              $    248,387                 0.46%
                                                                            ------------                 ----

INSURANCE
Aon Corp.                                                  $200,000         $    237,250                 0.44%
  3.50%, due 11/15/12
                                                                            ------------                 ----
TOTAL INSURANCE                                                             $    237,250                 0.44%
                                                                            ------------                 ----

MEDIA
Liberty Media Corp.                                        $ 80,000         $     90,200                 0.17%
  0.75%, due 3/30/23
Liberty Media Corp.                                        $ 40,000         $     35,800                 0.07%
  3.50%, due 1/15/31
Sirius Satellite Radio, Inc.                               $ 10,000         $     16,712                 0.03%
  2.50%, due 2/15/09
Walt Disney Co. (The)                                      $135,000         $    151,200                 0.28%
  2.125%, due 4/15/23
                                                                            ------------                 ----
TOTAL MEDIA                                                                 $    293,912                 0.55%
                                                                            ------------                 ----

PHARMACEUTICALS
Teva Pharmaceutical Industries Ltd.                        $180,000         $    250,200                 0.46%
  0.375%, due 11/15/22
                                                                            ------------                 ----
TOTAL PHARMACEUTICALS                                                       $    250,200                 0.46%
                                                                            ------------                 ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Cymer, Inc.                                                $ 24,000         $     23,610                 0.04%
  3.50%, due 2/15/09

                                                      SHARES / PRINCIPAL
                                                            AMOUNT          MARKET VALUE              % NET ASSETS
Cypress Semiconductor Corp.                                $ 25,000         $     26,375                  0.05%
  1.25%, due 6/15/08
                                                                            ------------                  ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                              $     49,985                  0.09%
                                                                            ------------                  ----

UTILITIES-ELECTRIC & GAS
Lehman Brothers Holdings, Inc. Series TXU                  $125,000         $    133,438                  0.25%
  1.00%, due 11/3/11 (k)
                                                                            ------------                  ----
TOTAL UTILITIES-ELECTRIC & GAS                                              $    133,438                  0.25%
                                                                            ------------                  ----
TOTAL CONVERTIBLE BOND                                                      $  3,836,433                  7.10%
                                                                            ------------                  ----

CONVERTIBLE PREFERRED STOCK
AUTOMOBILES
Ford Motor Co. Captital Trust II                              1,400         $     69,972                  0.13%
                                                                            ------------                  ----
TOTAL AUTOMOBILES                                                           $     69,972                  0.13%
                                                                            ------------                  ----

CONTAINERS & PACKAGING
Temple-Inland, Inc. 7.5%                                      2,800         $    149,660                  0.28%
                                                                            ------------                  ----
TOTAL CONTAINERS & PACKAGING                                                $    149,660                  0.28%
                                                                            ------------                  ----

GOVERNMENT AGENCIES
Federal National Mortgage Association                             2         $    207,000                  0.39%
                                                                            ------------                  ----
TOTAL GOVERNMENT AGENCIES                                                   $    207,000                  0.39%
                                                                            ------------                  ----

HEALTH CARE PROVIDERS & SERVICES
QuadraMed Corp. (c)(d)                                        2,500         $     51,250                  0.09%
                                                                            ------------                  ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                      $     51,250                  0.09%
                                                                            ------------                  ----

INSURANCE
Hartford Financial Services Group, Inc. (The)                 2,500         $    158,250                  0.29%
                                                                            ------------                  ----
TOTAL INSURANCE                                                             $    158,250                  0.29%
                                                                            ------------                  ----

MACHINERY
Cummins Capital Trust I                                         900         $     76,388                  0.14%
                                                                            ------------                  ----
TOTAL MACHINERY                                                             $     76,388                  0.14%
                                                                            ------------                  ----

PAPER & FOREST PRODUCTS
International Paper Capital Trust                             3,800         $    190,000                  0.35%
                                                                            ------------                  ----
TOTAL PAPER & FOREST PRODUCTS                                               $    190,000                  0.35%
                                                                            ------------                  ----

                                                       SHARES / PRINCIPAL
                                                            AMOUNT          MARKET VALUE              % NET ASSETS
THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The) 5.875%                                  6,400         $    164,800                  0.31%
                                                                            ------------                  ----
TOTAL THRIFTS & MORTGAGE FINANCE                                            $    164,800                  0.31%
                                                                            ------------                  ----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. (d)(h)(i)                             438         $      4,928                  0.01%
                                                                            ------------                  ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                   $      4,928                  0.01%
                                                                            ------------                  ----
TOTAL CONVERTIBLE PREFERRED STOCK                                           $  1,072,248                  1.99%
                                                                            ------------                  ----

CORPORATE BONDS
AIRLINES
Northwest Airlines, Inc. Series 1996-1                     $ 28,940         $     18,710                  0.03%
  8.97%, due 1/2/15
                                                                            ------------                  ----
TOTAL AIRLINES                                                              $     18,710                  0.03%
                                                                            ------------                  ----

AUTO COMPONENTS
Collins & Aikman Products                                  $ 70,000         $     57,925                  0.11%
  12.875%, due 8/15/12 (c)
Goodyear Tire & Rubber Co. (The)                           $110,000         $    126,775                  0.23%
  11.00%, due 3/1/11 (c)(i)
                                                                            ------------                  ----
TOTAL AUTO COMPONENTS                                                       $    184,700                  0.34%
                                                                            ------------                  ----

CHEMICALS
Acetex Corp.                                               $ 55,000         $     59,538                  0.11%
  10.875%, due 8/1/09
                                                                            ------------                  ----
TOTAL CHEMICALS                                                             $     59,538                  0.11%
                                                                            ------------                  ----

COMMERCIAL SERVICES & SUPPLIES
Geo Sub Corp.                                              $ 60,000         $     61,200                  0.11%
  11.00%, due 5/15/12 (c)
                                                                            ------------                  ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                                        $     61,200                  0.11%
                                                                            ------------                  ----

CONSTRUCTION & ENGINEERING
J. Ray McDermott, S.A.                                     $ 38,000         $     42,370                  0.08%
  11.00%, due 12/15/13 (c)
                                                                            ------------                  ----
TOTAL CONSTRUCTION & ENGINEERING                                            $     42,370                  0.08%
                                                                            ------------                  ----

CONTAINERS & PACKAGING
Consolidated Container Co. LLC                             $ 65,000         $     55,900                  0.10%
  0.00%, due 6/15/09 -- 10.75%, beginning 6/15/07
                                                                            ------------                  ----
TOTAL CONTAINERS & PACKAGING                                                $     55,900                  0.10%
                                                                            ------------                  ----

                                                         SHARES / PRINCIPAL
                                                                AMOUNT          MARKET VALUE              % NET ASSETS
DIVERSIFIED FINANCIAL SERVICES
Caithness Coso Funding Corp. Series B                         $  41,081         $     45,189                  0.08%
  9.05%, due 12/15/09
IPC Acquisition Corp.                                         $  65,000         $     72,150                  0.13%
  11.50%, due 12/15/09
Pharma Services Intermediate Holding Corp.                    $  70,000         $     49,700                  0.09%
  0.00%, due 4/1/14 (c)
Rainbow National Services LLC                                 $  95,000         $    111,398                  0.21%
  10.375%, due 9/1/14 (c)
UCAR Finance, Inc.                                            $  55,000         $     61,532                  0.11%
  10.25%, due 2/15/12
                                                                                ------------                  ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                            $    339,969                  0.62%
                                                                                ------------                  ----

DIVERSIFIED TELECOMMUNICATION SERVICES
TSI Telecommunication Services, Inc. Series B                 $  65,000         $     74,100                  0.14%
  12.75%, due 2/1/09
                                                                                ------------                  ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                    $     74,100                  0.14%
                                                                                ------------                  ----

ELECTRIC UTILITIES
Cedar Brakes II LLC                                           $ 114,426         $    137,311                  0.25%
  9.875%, due 9/1/13
Mirant Americas Generation LLC                                $  40,000         $     41,800                  0.08%
  8.50%, due 10/1/21 (e)
Mirant Americas Generation LLC                                $  65,000         $     70,038                  0.13%
  9.125%, due 5/1/31 (e)
Southern California Edison Co.                                $  42,000         $     45,437                  0.08%
  8.00%, due 2/15/07
                                                                                ------------                  ----
TOTAL ELECTRIC UTILITIES                                                        $    294,586                  0.54%
                                                                                ------------                  ----

ENERGY EQUIPMENT & SERVICES
Parker Drilling Co. Series B                                  $  20,000         $     21,030                  0.04%
  10.125%, due 11/15/09
Seitel, Inc.                                                  $   5,000         $      5,600                  0.01%
  11.75%, due 7/15/11 (c)
                                                                                ------------                  ----
TOTAL ENERGY EQUIPMENT & SERVICES                                               $     26,630                  0.05%
                                                                                ------------                  ----

FOOD & STAPLES RETAILING
Parmalat Finance Corp. BV                                     E  70,000         $     19,616                  0.04%
  6.25%, due 2/7/05
                                                                                ------------                  ----
TOTAL FOOD & STAPLES RETAILING                                                  $     19,616                  0.04%
                                                                                ------------                  ----

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT         MARKET VALUE   % NET ASSETS
FOOD PRODUCTS
Seminis, Inc.                                               $           30,000   $     35,850        0.07%
  10.25%, due 10/1/13
                                                                                 ------------        ----
TOTAL FOOD PRODUCTS                                                              $     35,850        0.07%
                                                                                 ------------        ----

HEALTH CARE PROVIDERS & SERVICES
caremark Rx, Inc.                                           $           69,000   $     72,675        0.13%
  7.375%, due 10/1/06
National Nephrology Associates, Inc.                        $           15,000   $     17,100        0.03%
  9.00%, due 11/1/11 (c)
Quintiles Transnational Corp.                               $           75,000   $     84,750        0.16%
  10.00%, due 10/1/13
Vanguard Health Holding Co. II                              $           50,000   $     53,500        0.10%
  9.00%, due 10/1/14
Vanguard Health Holdings, Inc.                              $           15,000   $     10,086        0.02%
  0.00%, due 10/1/15 -- 11.25%, beginning 10/1/09
                                                                                 ------------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                           $    238,111        0.44%
                                                                                 ------------        ----

HOTELS, RESTAURANTS & LEISURE
Venetian Casino Resort LLC                                  $           64,000   $     72,320        0.13%
                                                                                 ------------        ----
  11.00%, due 6/15/10
TOTAL HOTELS, RESTAURANTS & LEISURE                                              $     72,320        0.13%
                                                                                 ------------        ----

HOUSEHOLD DURABLES
Foamex L.P.                                                 $           30,000   $     28,350        0.05%
  10.75%, due 4/1/09
                                                                                 ------------        ----
TOTAL HOUSEHOLD DURABLES                                                         $     28,350        0.05%
                                                                                 ------------        ----

INSURANCE
Crum & Forster                                              $           50,000   $     55,875        0.10%
  10.375%, due 6/15/13
Lindsey Morden Group, Inc. Series B                        C$           30,000   $     21,036        0.04%
  7.00%, due 6/16/08
Lumbermens Mutual Casualty                                  $            5,000   $        150        0.00% (b)
  8.45%, due 12/1/97 (c)(e)
Lumbermens Mutual Casualty                                  $          155,000   $      4,650        0.01%
  9.15%, due 7/1/26 (c)(e)
                                                                                 ------------        ----
TOTAL INSURANCE                                                                  $     81,711        0.15%
                                                                                 ------------        ----

MARINE
Navigator Gas Transport PLC                                 $           89,000   $     71,200        0.13%
  10.50%, due 6/30/07 (c)(d)
                                                                                 ------------        ----
TOTAL MARINE                                                                     $     71,200        0.13%
                                                                                 ------------        ----

                                                            SHARES / PRINCIPAL
                                                                  AMOUNT         MARKET VALUE   % NET ASSETS
MEDIA
Adelphia Communications Corp.                               $           40,000   $     35,600       0.07%
  10.25%, due 6/15/11 (e)
American Media Operations, Inc.                             $           45,000   $     47,363       0.09%
  8.875%, due 1/15/11
Hollinger, Inc.                                             $           25,000   $     28,688       0.05%
  12.875%, due 3/1/11 (c)
Shaw Communications, Inc.                                  C$           55,000   $     48,280       0.09%
  7.50%, due 11/20/13
Telenet Group Holding NV                                    $           25,000   $     19,000       0.04%
  0.00%, due 6/15/14 -- 11.50%, beginning 12/15/08 (c)
United Artists Theatres Circuit, Inc. Series 1995-A         $            8,745   $      8,920       0.02%
  9.30%, due 7/1/15 (d)
                                                                                 ------------       ----
TOTAL MEDIA                                                                      $    187,851       0.36%
                                                                                 ------------       ----

MULTI-UTILITIES & UNREGULATED POWER
NRG Energy, Inc.                                            $           16,000   $     17,241       0.03%
  8.00%, due 12/15/13 (c)
Salton Sea Funding Corp. Series E                           $           32,674   $     36,180       0.07%
  8.30%, due 5/30/11 (d)
Tiverton/Rumford Power Associates Ltd., L.P.                $           62,583   $     48,814       0.09%
  9.00%, due 7/15/18 (c)
                                                                                 ------------       ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                                        $    102,235       0.19%
                                                                                 ------------       ----

OIL & GAS
Hilcorp Energy I LP/Hilcorp Finance Co.                     $            5,000   $      5,588       0.01%
  10.50%, due 9/1/10 (c)
Northwest Pipeline Corp.                                    $           55,000   $     58,506       0.11%
  7.125%, due 12/1/25
                                                                                 ------------       ----
TOTAL OIL & GAS                                                                  $     64,094       0.12%
                                                                                 ------------       ----

PAPER & FOREST PRODUCTS
Georgia-Pacific Corp.                                       $           20,000   $     23,025       0.04%
  9.375%, due 2/1/13
                                                                                 ------------       ----
TOTAL PAPER & FOREST PRODUCTS                                                    $     23,025       0.04%
                                                                                 ------------       ----

PERSONAL PRODUCTS
Jafra Cosmetics International, Inc.                         $           40,000   $     45,900       0.09%
  10.75%, due 5/15/11
                                                                                 ------------       ----
TOTAL PERSONAL PRODUCTS                                                          $     45,900       0.09%
                                                                                 ------------       ----
PHARMACEUTICALS

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT        MARKET VALUE      % NET ASSETS
WH Holdings Ltd./WH Capital Corp.                               $           15,000  $     16,519               0.03%
  9.50%, due 4/1/11
                                                                                    ------------      -------------
TOTAL PHARMACEUTICALS                                                               $     16,519               0.03%
                                                                                    ------------      -------------

REAL ESTATE
American Real Estate Partners LP/American Real Estate Finance   $           70,000  $     74,375               0.15%
Corp.
  8.125%, due 6/1/12
                                                                                    ------------      -------------
TOTAL REAL ESTATE                                                                   $     74,375               0.15%
                                                                                    ------------      -------------

SPECIALTY RETAIL
Williams Scotsman, Inc.                                         $           40,000  $     43,600               0.08%
  10.00%, due 8/15/08
                                                                                    ------------      -------------
TOTAL SPECIALTY RETAIL                                                              $     43,600               0.08%
                                                                                    ------------      -------------

TOBACCO
Commonwealth Brands, Inc.                                       $           35,000  $     36,400               0.07%
  10.625%, due 9/1/08 (c)
                                                                                    ------------      -------------
TOTAL TOBACCO                                                                       $     36,400               0.07%
                                                                                    ------------      -------------

WIRELESS TELECOMMUNICATION SERVICES
Loral CyberStar, Inc.                                           $           53,000  $     38,955               0.07%
  10.00%, due 7/15/06 (e)
Millicom International Cellular S.A.                            $           60,000  $     62,550               0.12%
  10.00%, due 12/1/13
Triton PCS, Inc.                                                $           45,000  $     43,308               0.08%
  8.50%, due 6/1/13
                                                                                    ------------      -------------
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                           $    144,813               0.27%
                                                                                    ------------      -------------
TOTAL CORPORATE BONDS                                                               $  2,443,673               4.53%
                                                                                    ------------      -------------
PREFERRED STOCK
MEDIA
Haights Cross Communications, Inc. 16.00% Class B (d)(i)                       900  $     48,600               0.09%
                                                                                    ------------      -------------
TOTAL MEDIA                                                                         $     48,600               0.09%
                                                                                    ------------      -------------
REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                                      97  $    144,530               0.27%
                                                                                    ------------      -------------
TOTAL REAL ESTATE                                                                   $    144,530               0.27%
                                                                                    ------------      -------------
TOTAL PREFERRED STOCK                                                               $    193,130               0.36%
                                                                                    ------------      -------------

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT        MARKET VALUE    % NET ASSETS
WARRANTS
MEDIA
Haights Cross Communications, Inc. Strike price $0.001 Expire                    3  $          0       0.00%(b)
12/10/11 Preferred Class A (a)(d)(h)(i)
Haights Cross Communications, Inc. Strike price $0.001 Expire                  870  $          9       0.00%(b)
12/10/11 Preferred Class A (a)(d)(h)(i)
Ono Finance PLC Expire 2/15/11 (a)(c)(d)(h)                                    110  $          1       0.00%(b)
Ziff Davis Media, Inc. Strike @ $0.001 Expire 8/12/12 (a)(c)                 1,958  $        196       0.00%(b)
                                                                                    ------------      -----
TOTAL MEDIA                                                                         $        206       0.00%(b)
                                                                                    ------------      -----

METALS & MINING
ACP Holding Co. Strike @ $0.01 Expire 10/7/13 (d)                           10,519  $     18,934       0.03%
                                                                                    ------------      -----
TOTAL METALS & MINING                                                               $     18,934       0.03%
                                                                                    ------------      -----

WIRELESS TELECOMMUNICATION SERVICES
NEON Communications, Inc. Class A Expire 12/2/12 (a)(d)(h)(i)                2,192  $      2,740       0.01%
NEON Communications, Inc. Expire 12/2/12 (a)(d)(h)(i)                        6,651  $         66       0.00%(b)
UbiquiTel, Inc. Strike @ $22.74 Expire 4/15/10 (a)(c)(d)                        65  $          1       0.00%(b)
                                                                                    ------------      -----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                                           $      2,807       0.01%
                                                                                    ------------      -----
TOTAL WARRANTS                                                                      $     21,947       0.04%
                                                                                    ------------      -----
YANKEE BONDS (j)
METALS & MINING
Algoma Steel, Inc.                                              $           55,000  $     60,775       0.11%
  11.00%, due 12/31/09
                                                                                    ------------      -----
TOTAL METALS & MINING                                                               $     60,775       0.11%
                                                                                    ------------      -----
TOTAL YANKEE BONDS                                                                  $     60,775       0.11%
                                                                                    ------------      -----

TOTAL LONG-TERM INVESTMENTS                                                         $ 41,314,096      76.52%
                                                                                    ------------      -----
COMMERCIAL PAPER
AIG Funding, Inc.                                               $        1,100,000  $  1,100,000       2.04%
  2.20% due 2/1/05
American Express Credit Corp.                                   $        1,300,000  $  1,299,501       2.41%
  2.30% due 2/7/05
American General Finance Corp.                                  $          630,000  $    629,747       1.17%
  2.41% due 2/7/05
Federal Home Loan Banks                                         $          895,000  $    895,000       1.66%
  2.07% due 2/1/05
Freddie Mac Discount Note                                       $          775,000  $    775,000       1.44%
  2.25% due 2/1/05
Freddie Mac Discount Note                                       $          630,000  $    628,542       1.16%
  2.38% due 3/8/05
Freddie Mac Discount Note                                       $          520,000  $    518,478       0.96%
  2.45% due 3/16/05
Federal National Mortgage Association                           $          145,000  $    144,927       0.27%
  2.26% due 2/9/05
Federal National Mortgage Association                           $          820,000  $    819,586       1.52%
  2.27% due 2/9/05
Federal National Mortgage Association                           $          630,000  $    629,370       1.17%
  2.40% due 2/16/05

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT        MARKET VALUE      % NET ASSETS
General Electric Capital Corp.                                  $          630,000  $    629,056            1.17%
  2.45% due 2/23/05
Goldman Sachs Group, Inc. (The)                                 $          105,000  $    104,986            0.19%
  2.34% due 2/3/05
Goldman Sachs Group, Inc. (The)                                 $          805,000  $    804,072            1.48%
  2.44% due 2/18/05
Harvard University                                              $          190,000  $    189,332            0.35%
  2.48% due 3/24/05
Harvard University                                              $          440,000  $    438,044            0.81%
  2.50% due 4/6/05
KfW International Finance, Inc.                                 $          780,000  $    779,694            1.43%
  2.35% due 2/7/05
Merck & Co., Inc.                                               $          120,000  $    119,945            0.22%
  2.36% due 2/8/05
UBS Finance (Delaware) LLC                                      $          890,000  $    890,000            1.65%
  2.47% due 2/1/05
                                                                                    ------------          ------
TOTAL COMMERCIAL PAPER                                                              $ 11,395,280           21.10%
                                                                                    ------------          ------

TOTAL SHORT-TERM INVESTMENTS                                                        $ 11,395,280           21.10%
                                                                                    ------------          ------

TOTAL INVESTMENTS
  (COST $47,754,841)(l)                                                             $ 52,709,376(m)        97.62%
Cash and Other Assets Less Liabilities                                              $  1,285,139            2.38%
                                                                                    ------------          ------
NET ASSETS                                                                          $ 53,994,515          100.00%
                                                                                    ============          ======

(a) Non-income producing security.

(b) Less thank one tenth of a percent

(c) May be sold to institutional investors only.

(d) Illiquid security.

(e) Issue in default.

(f) Issuer in bankruptcy.

(g) Floating rate. Rate shown is the rate in effect at January 31, 2005.

(h) Fair valued security.

(i) Restricted security.

(j) Yankee Bond-Dollar-denominated bond issued in the United States by a foreign bank or corporation.

(k) Synthetic Convertible-An equity-linked security issued by an entity other than the issuer of the underlying equity instrument.

(l) The cost for federal income tax purposes is $48,030,515.

(m) At January 31, 2005, net unrealized appreciation was $4,678,861 based on the cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $5,897,172 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $1,218,311. .
    The following abbreviations are used in the above portfolio:
    C$-Canadian Dollar
    E-Euro

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT        MARKET VALUE      % NET ASSETS
MAINSTAY TAX FREE BOND FUND
GENERAL OBLIGATION BONDS
COUNTY/CITY/SPECIAL DISTRICT-GENERAL OBLIGATION
Charleston County South Carolina Public Improvement             $        2,425,000  $  2,768,889            0.93%
  6.125%, due 9/1/11
Chicago, Illinois Board of Education                            $        3,130,000  $  3,603,068            1.21%
  5.875%, due 12/1/14 (d)
Clark County Nevada Bond Bank                                   $        5,460,000  $  6,078,400            2.04%
  5.50%, due 7/1/14
El Paso, Texas Certificates of Obligation                       $        1,000,000  $  1,078,800            0.36%
  5.875%, due 8/15/11
Illinois State First Series                                     $        3,450,000  $  3,915,129            1.32%
  5.75%, due 6/1/14 (d)
New York, New York Series E                                     $       10,000,000  $ 10,598,900            3.56%
  5.875%, due 8/1/13 (d)
Wisconsin State Series C                                        $        4,590,000  $  5,262,435            1.77%
  6.00%, due 5/1/12 (d)
Wisconsin State Series F                                        $        1,030,000  $  1,176,991            0.40%
  5.50%, due 5/1/13 (d)
                                                                                    ------------           -----
TOTAL COUNTY/CITY/SPECIAL DISTRICT-GENERAL                                          $ 34,482,612           11.59%
                                                                                    ------------           -----

EDUCATION
Leander Texas School District                                   $        1,000,000  $  1,081,090            0.36%
  5.375%, due 8/15/19
Los Angeles, California Unified School District                 $        6,000,000  $  7,146,000            2.40%
  5.75%, due 7/1/16
Los Angeles, California Unified School District Series D        $        2,000,000  $  2,277,240            0.77%
  5.625%, due 7/1/17 (d)
South Redford Michigan School District                          $        5,500,000  $  5,836,380            1.96%
  5.25%, due 5/1/16
Texas State College Student Loan                                $        1,760,000  $  1,951,893            0.66%
  5.50%, due 8/1/10 (b)
                                                                                    ------------           -----
TOTAL EDUCATION                                                                     $ 18,292,603            6.15%
                                                                                    ------------           -----

                                                                SHARES / PRINCIPAL
                                                                      AMOUNT        MARKET VALUE      % NET ASSETS
STATE-GENERAL OBLIGATION
Philadelphia, Pennsylvania School District. Series A            $        3,000,000  $  3,427,470           1.15%
  5.75%, due 2/1/11
Puerto Rico Commonwealth Infrastructure Financing Authority     $        1,500,000  $  1,703,745           0.57%
Special Tax Series A
  5.50%, due 10/1/17
                                                                                    ------------          -----
TOTAL STATE-GENERAL OBLIGATION                                                      $  5,131,215           1.72%
                                                                                    ------------          -----
TOTAL GENERAL OBLIGATION BONDS                                                      $ 57,906,430          19.46%
                                                                                    ------------          -----
PREFERRED STOCK
CAPITAL MARKETS
Charter Mac Equity Issuer Trust Series A-1                      $        9,000,000  $ 10,126,170           3.40%
  7.10%, due 6/30/09 (a)
                                                                                    ------------          -----
TOTAL CAPITAL MARKETS                                                               $ 10,126,170           3.40%
                                                                                    ------------          -----
TOTAL PREFERRED STOCK                                                               $ 10,126,170           3.40%
                                                                                    ------------          -----

REVENUE BONDS
COUNTY/CITY/SPECIAL DISTRICT-GENERAL
Allegheny County Pennsylvania Port Authority Special Revenue    $        3,750,000  $  4,284,750           1.44%
Transportation
  6.25%, due 3/1/16 (d)(f)
Allegheny County Pennsylvania Port Authority Special Revenue    $        3,120,000  $  3,579,888           1.20%
Transportation
  6.375%, due 3/1/15 (d)(f)
Austin, Texas Water & Wastewater System Revenue                 $        2,900,000  $  3,253,278           1.09%
  5.75%, due 5/15/15
Chicago, Illinois Water Revenue                                 $        3,005,000  $  3,753,996           1.26%
  6.50%, due 11/1/15
Delaware County Pennsylvania Industrial Development Authority   $        3,425,000  $  3,425,000           1.15%
Airport Facilities Revenue Dates, UTD Parcel Service Project
  1.75%, due 12/1/15 (c)
Long Island Power Authority New York Electric System Revenue    $        2,470,000  $  2,842,649           0.96%
General, Series A
  5.50%, due 12/1/12 (d)
Metropolitan Transportation Authority New York Commuter         $        9,500,000  $ 10,455,320           3.51%
Facilities Revenue Series A
  5.625%, due 7/1/27 (d)
New Jersey Transportation Trust Fund Authority Transportation   $        3,810,000  $  4,436,897           1.49%
System, Series C
  5.50%, due 12/15/17
New York State Thruway Authority Highway & Bridge Trust Fund    $        2,500,000  $  2,834,600           0.95%
Series B-1
  5.75%, due 4/1/16

                                                                      SHARES / PRINCIPAL
                                                                           AMOUNT         MARKET VALUE      % NET ASSETS
New York State Thruway Authority Service Contract Revenue Local       $          100,000  $    105,983          0.04%
 Highway & Bridge
  5.75%, due 4/1/16 (d)
Phoenix City, Alabama Industrial Development Board                    $        3,000,000  $  3,235,080          1.09%
Environmental Improvement Revenue Meadwestvaco/Mead Coated
Board Project, Series A
  6.35%, due 5/15/35 (b)
Puerto Rico Public Buildings Authority Revenue Guaranteed             $       10,000,000  $ 10,359,000          3.48%
Government Facilities, Series I
  5.00%, due 7/1/36
                                                                                          ------------         -----
TOTAL COUNTY/CITY/SPECIAL DISTRICT-GENERAL                                                $ 52,566,441         17.66%
                                                                                          ------------         -----

EDUCATION
Jefferson County Alabama Limited Obligation School Warrants           $        1,345,000  $  1,489,144          0.50%
Series A
  5.25%, due 1/1/14
New York State Dormitory Authority Lease Revenue Court                $        2,000,000  $  2,244,440          0.75%
Facilities. City of New York Issue
  5.75%, due 5/15/30
New York State Dormitory Authority Revenues Insured, New York         $        3,700,000  $  4,566,725          1.53%
University, Series A
  6.00%, due 7/1/19
New York State Dormitory Authority Revenues Series B                  $        4,610,000  $  5,396,890          1.81%
  7.50%, due 5/15/11 (d)
New York State Dormitory Authority Revenues Series C                  $        4,720,000  $  5,341,246          1.80%
  7.375%, due 5/15/10
University of Alabama University Revenues General, Birmingham         $        2,910,000  $  3,301,628          1.11%
  6.00%, due 10/1/16
University of Alabama University Revenues General, Birmingham         $        3,085,000  $  3,500,179          1.18%
  6.00%, due 10/1/17
Wisconsin State Health & Educational Facilities Authority Revenue     $        2,500,000  $  2,671,075          0.90%
Wheaton Franciscan Services
  5.75%, due 8/15/25
                                                                                          ------------         -----
TOTAL EDUCATION                                                                           $ 28,511,327          9.58%
                                                                                          ------------         -----

HOUSING
Capital Trust Agency Florida Multi Family Revenue Shadow Run          $        2,190,000  $  2,346,322          0.79%
Housing Project, Series A
  5.15%, due 11/1/10
Kanawha, Mercer & Nicholas Counties Et Cetera West Virginia           $        2,230,000  $  1,390,115          0.47%
Single Family Mortgage Revenue
  (zero coupon), due 2/1/15 (d)(e)
Nebraska Investment Finance Authority Single Family Housing           $          915,000  $    939,696          0.32%
Revenue Series C
  6.30%, due 9/1/28 (b)

                                                                   SHARES / PRINCIPAL
                                                                        AMOUNT          MARKET VALUE   % NET ASSETS
North Carolina Housing Finance Agency Home Ownership, Series       $        3,390,000   $  3,439,189        1.16%
13-A
  4.25%, due 1/1/28 (b)
                                                                                        ------------        ----
TOTAL HOUSING                                                                           $  8,115,322        2.74%
                                                                                        ------------        ----

OTHER REVENUE
California State Economic Recovery Series A                        $        2,000,000   $  2,166,840        0.73%
  5.00%, due 7/1/17
Dallas/Fort Worth, Texas International Airport Revenue Joint,      $        4,000,000   $  4,422,440        1.49%
Series A
  6.00%, due 11/1/28 (b)
Highlands County Florida Health Facilities Authority Revenue       $        5,000,000   $  5,248,050        1.76%
Hospital-Adventist HealthSystem, Series D
  5.375%, due 11/15/35
Lorain County Ohio Hospital Revenue Catholic Healthcare            $        2,300,000   $  2,399,567        0.81%
  5.375%, due 10/1/30
Louisiana State Offshore Terminal Authority Deepwater Port         $        3,970,000   $  4,266,202        1.43%
Revenue Loop LLC Project, Series C
  5.25%, due 9/1/16
Meadow Pointe III Community Development District Florida           $        1,435,000   $  1,444,586        0.49%
Capital Improvement Revenue Series B
  5.25%, due 11/1/07 (f)
New Mexico Finance Authority State Transportation Revenue Series   $        2,750,000   $  2,973,108        1.00%
Lien, Series A
  5.00%, due 6/15/22
North Carolina Eastern Municipal Power Agency Power System         $        2,000,000   $  2,190,380        0.74%
Revenue Series A
  5.50%, due 1/1/12 (d)
North Carolina Eastern Municipal Power Agency Power System         $        2,000,000   $  2,241,120        0.75%
Revenue Series D
  6.75%, due 1/1/26
North Carolina Municipal Power Agency Number 1 Catawba Electric    $        7,000,000   $  7,923,510        2.66%
 Revenue Series B
  6.50%, due 1/1/20 (f)
Northern Tobacco Securitization Corp. Alaska Tobacco Settlement    $        3,055,000   $  3,059,399        1.03%
Revenue Asset Backed Bonds
  6.50%, due 6/1/31
Puerto Rico Electric Power Authority Power Revenue Series HH       $        2,750,000   $  2,988,425        1.00%
  5.25%, due 7/1/29
San Antonio, Texas Electric & Gas Series 2000                      $        5,040,000   $  5,594,854        1.88%
  5.00%, due 2/1/17 (d)(f)
Seattle, Washington Municipal Light & Power Revenue                $        6,500,000   $  7,450,040        2.50%
  6.00%, due 10/1/15 (f)

                                                                   SHARES / PRINCIPAL
                                                                         AMOUNT         MARKET VALUE   % NET ASSETS
South Carolina Jobs-Economic Development Authority Economic        $        4,500,000   $  4,686,885        1.58%
Development Revenue Bon Secours Health System, Inc., Series A
  5.625%, due 11/15/30
Tarrant Regional Water District Texas Water Revenue Refunding      $        2,500,000   $  2,772,950        0.93%
Improvement
  5.25%, due 3/1/17
                                                                                        ------------       -----
TOTAL OTHER REVENUE                                                                     $ 61,828,356       20.78%
                                                                                        ------------       -----
POLLUTION CONTROL
Clark County Nevada Pollution Control Revenue Nevada Power Co.     $        1,925,000   $  1,932,007        0.65%
Project, Series B
  6.60%, due 6/1/19
New York State Environmental Facilities Corp. Pollution Control    $          295,000   $    296,301        0.10%
Revenue State Water Revolving Fund, Series A
  7.50%, due 6/15/12
New York State Environmental Facilities Corp. Pollution Control    $           35,000   $     35,139        0.01%
Revenue State Water Revolving Fund, Series B
  7.50%, due 3/15/11
Valdez, Alaska Marine Term Revenue ExxonMoblil Project             $        8,000,000   $  8,000,000        2.69%
  1.75%, due 12/1/29(c)(f)
                                                                                        ------------       -----
TOTAL POLLUTION CONTROL                                                                 $ 10,263,447        3.45%
                                                                                        ------------       -----
SPECIAL TAX
Illinois State Sales Tax Revenue Second Series                     $        4,000,000   $  4,668,240        1.57%
  5.50%, due 6/15/17
Nassau County New York Interim Finance Authority Sales Tax         $        1,000,000   $  1,147,090        0.39%
Secured, Series A
  5.75%, due 11/15/12 (d)
New Jersey Economic Development Authority Revenue                  $        8,000,000   $  8,983,920        3.02%
Transportation Project Sublease, Series A
  5.875%, due 5/1/14 (d)(f)
Tampa, Florida Utility Tax & Special Revenue                       $        1,500,000   $  1,674,690        0.56%
  6.00%, due 10/1/08
                                                                                        ------------       -----
TOTAL SPECIAL TAX                                                                       $ 16,473,940        5.54%
                                                                                        ------------       -----
SPECIALIZED SERVICES
California Infrastructure & Economic Development Bank Revenue      $        2,000,000   $  2,123,180        0.71%
Kaiser Hospital Assistant I LLC, Series A
  5.55%, due 8/1/31
Chicago, Illinois Park District Harbor Facilities Revenue          $        2,085,000   $  2,296,878        0.77%
  5.50%, due 1/1/09
Denver, Colorado Health & Hospital Authority Health Care           $          500,000   $    528,185        0.18%
Revenue Series A
  6.00%, due 12/1/23

                                                                      SHARES / PRINCIPAL
                                                                            AMOUNT         MARKET VALUE   % NET ASSETS
Harris County Texas Health Facilities Development Corp. Hospital      $        1,500,000   $  1,650,765        0.55%
Revenue Memorial Hermann Healthcare, Series A
  6.375%, due 6/1/29
Harris County Texas Health Facilities Development Corp. Revenue       $        3,500,000   $  3,672,760        1.23%
St. Luke's Episcopal Hospital, Series A
  5.375%, due 2/15/26
Huntsville, Alabama Health Care Authority Series A                    $        2,500,000   $  2,643,750        0.89%
  5.75%, due 6/1/31
Illinois Health Facilities Authority Revenue Lake Forest Hospital,    $        2,000,000   $  2,107,100        0.71%
Series A
  5.75%, due 7/1/29
Illinois Health Facilities Authority Revenue OSF Healthcare System    $        4,000,000   $  4,256,920        1.43%
  6.25%, due 11/15/29
Jefferson County Texas Health Facilities Development Corp. Texas      $        1,100,000   $  1,173,315        0.39%
FHA Mortgage, Baptist Hospitals
  5.20%, due 8/15/21
Massachusetts Bay Transportation Authority Massachusetts              $        2,500,000   $  2,840,505        0.95%
Revenue Assessment, Series A
  5.75%, due 7/1/18 (d)
Massachusetts State Health & Educational Facilities Authority         $        5,000,000   $  5,495,250        1.85%
Revenue Partner Healthcare System, Series C
  5.75%, due 7/1/32
Oakstead, Florida Community Development District Capital              $          815,000   $    822,156        0.28%
Improvement Revenue Series B
  5.90%, due 5/1/07
Orange County Florida Health Facilities Authority Revenue             $        3,000,000   $  3,203,160        1.08%
Adventist Health System
  5.625%, due 11/15/32
Triborough Bridge & Tunnel Authority New York Revenues                $        3,500,000   $  3,645,180        1.23%
  5.00%, due 11/15/32
University of North Carolina at Chapel Hill Revenue Updates, Ser      $        4,400,000   $  4,400,000        1.48%
  1.82%, due 2/15/31 (c)(f)
Waterchase Community Development District Florida Capital             $          395,000   $    398,109        0.13%
Improvement Revenue Series B
  5.90%, due 5/1/08 (f)
                                                                                           ------------       -----
TOTAL SPECIALIZED SERVICES                                                                 $ 41,257,213       13.86%
                                                                                           ------------       -----
STATE-GENERAL OBLIGATION
California State Various Purpose                                      $        2,040,000   $  2,160,829        0.73%
  5.25%, due 4/1/34
California Statewide Communities Development Authority Revenue        $        2,000,000   $  2,242,340        0.75%
Certificates of Participation Catholic Healthcare West
  6.50%, due 7/1/20

                                                                    SHARES / PRINCIPAL
                                                                         AMOUNT          MARKET VALUE   % NET ASSETS
Delaware State Economic Development Authority Revenue               $        2,250,000   $  2,437,042        0.82%
Pollution Control, Delmarva Power & Light Co., Series C
  4.90%, due 5/1/11
                                                                                         ------------      ------
TOTAL STATE-GENERAL OBLIGATION                                                           $  6,840,211        2.30%
                                                                                         ------------      ------
TRANSPORTATION-ROAD & RAIL
Metropolitan Transportation Authority New York Revenue Series       $        1,500,000   $  1,602,555        0.54%
  5.00%, due 11/15/25
                                                                                         ------------      ------
TOTAL TRANSPORTATION-ROAD & RAIL                                                         $  1,602,555        0.54%
                                                                                         ------------      ------
TOTAL REVENUE BONDS                                                                      $227,458,812       76.45%
                                                                                         ------------      ------
TOTAL INVESTMENTS
   (Cost $272,361,072) (g)                                                               $295,491,412(h)    99.31%
                                                                                         ------------      ------
Cash and Other Assets Less Liabilities                                                   $  2,069,964        0.69%
                                                                                         ------------      ------
NET ASSETS                                                                               $297,561,376      100.00%
                                                                                         ============      ======

                                                                             CONTRACTS      UNREALIZED
                                                                               SHORT     DEPRECIATION (i)   % NET ASSETS
FUTURES CONTRACTS
United States Treasury Note
  March 2005 (10 Year)                                                            -150   ($   226,757)           0.08%
                                                                                          -----------            ----
TOTAL FUTURES CONTRACTS
  (SETTLEMENT VALUE $16,613,087)                                                         ($   226,757)           0.08%
                                                                                          ===========            ====

(a)   May be sold to institutional investors only.

(b)   Interest on these securities is subject to alternative minimum tax.

(c) Variable rate securities that may be tendered back to the issuer at any time prior to maturity at par.

(d) Prerefunding Securities - issuer has or will issue new bonds and us the proceeds to purchase Treasury securities that mature at or near the same date as the original issue's call date.

(e)   Non-income producing security.

(f) Segregated, partially segregated or designated as collateral for futures contracts.

(g) The cost stated also represents the aggregate cost for federal income tax purposes.

(h) At January 31, 2005, net unrealized appreciation was $23,130,340, bases on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $23,227,278 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $96,938.

(i) Represents the difference between the value of the contracts at the time they were opened and the value at January 31, 2005.

PORTFOLIO HOLDINGS
As of January 31, 2005
(Unaudited)

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
MAINSTAY TOTAL RETURN FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The)                                   29,600         $ 1,497,760        0.17%
L-3 Communications Holdings, Inc.                  69,500         $ 4,962,995        0.58%
Northrop Grumman Corp.                             96,900         $ 5,027,172        0.59%
Raytheon Co.                                       82,300         $ 3,078,020        0.36%
United Technologies Corp.                          58,500         $ 5,889,780        0.69%
                                                                  -----------        ----
TOTAL AEROSPACE & DEFENSE                                         $20,455,727        2.39%
                                                                  -----------        ----

AIR FREIGHT & LOGISTICS
FedEx Corp.                                        65,000         $ 6,217,250        0.72%
                                                                  -----------        ----
TOTAL AIR FREIGHT & LOGISTICS                                     $ 6,217,250        0.72%
                                                                  -----------        ----

AUTOMOBILES
Harley-Davidson, Inc.                              86,100         $ 5,175,471        0.60%
                                                                  -----------        ----
TOTAL AUTOMOBILES                                                 $ 5,175,471        0.60%
                                                                  -----------        ----

BEVERAGES
PepsiCo, Inc.                                      57,200         $ 3,071,640        0.36%
                                                                  -----------        ----
TOTAL BEVERAGES                                                   $ 3,071,640        0.36%
                                                                  -----------        ----

BIOTECHNOLOGY
Amgen, Inc. (a)                                    90,800         $ 5,651,392        0.66%
Genentech, Inc. (a)                                68,600         $ 3,272,906        0.38%
Gilead Sciences, Inc. (a)                          97,100         $ 3,214,010        0.37%
                                                                  -----------        ----
TOTAL BIOTECHNOLOGY                                               $12,138,308        1.41%
                                                                  -----------        ----

BUILDING PRODUCTS
American Standard Cos., Inc. (a)                   61,500         $ 2,462,460        0.29%
                                                                  -----------        ----
TOTAL BUILDING PRODUCTS                                           $ 2,462,460        0.29%
                                                                  -----------        ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                    39,500         $ 4,260,075        0.50%

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Merrill Lynch & Co., Inc.                           36,800        $ 2,210,576        0.26%
Morgan Stanley                                      71,300        $ 3,989,948        0.46%
State Street Corp.                                  94,000        $ 4,212,140        0.49%
                                                                  -----------        ----
TOTAL CAPITAL MARKETS                                             $14,672,739        1.71%
                                                                  -----------        ----

CHEMICALS
Air Products & Chemicals, Inc.                      16,500        $   972,015        0.11%
Praxair, Inc.                                      133,900        $ 5,777,785        0.67%
                                                                  -----------        ----
TOTAL CHEMICALS                                                   $ 6,749,800        0.78%
                                                                  -----------        ----

COMMERCIAL BANKS
Bank of America Corp.                              246,304        $11,421,116        1.33%
PNC Financial Services Group, Inc. (The)            58,000        $ 3,124,460        0.36%
U.S. Bancorp                                       109,500        $ 3,290,475        0.38%
Wachovia Corp.                                     102,800        $ 5,638,580        0.66%
                                                                  -----------        ----
TOTAL COMMERCIAL BANKS                                            $23,474,631        2.73%
                                                                  -----------        ----

COMMERCIAL SERVICES & SUPPLIES
Cendant Corp.                                      198,300        $ 4,669,965        0.54%
                                                                  -----------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                              $ 4,669,965        0.54%
                                                                  -----------        ----

COMMUNICATIONS EQUIPMENT
Avaya, Inc. (a)                                    301,500        $ 4,326,525        0.50%
Cisco Systems, Inc. (a)                            186,700        $ 3,368,068        0.39%
Motorola, Inc.                                     347,200        $ 5,464,928        0.64%
Nokia Corp. (h)                                    407,100        $ 6,220,488        0.72%
QUALCOMM, Inc.                                     103,900        $ 3,869,236        0.45%
                                                                  -----------        ----
TOTAL COMMUNICATIONS EQUIPMENT                                    $23,249,245        2.70%
                                                                  -----------        ----

COMPUTERS & PERIPHERALS
Dell, Inc. (a)                                     142,400        $ 5,946,624        0.69%
Hewlett-Packard Co.                                345,200        $ 6,762,468        0.79%
International Business Machines Corp.               96,300        $ 8,996,346        1.05%
                                                                  -----------        ----
TOTAL COMPUTERS & PERIPHERALS                                     $21,705,438        2.53%
                                                                  -----------        ----

CONSUMER FINANCE
American Express Co.                               106,700        $ 5,692,445        0.66%
Capital One Financial Corp.                         69,300        $ 5,424,804        0.63%
                                                                  -----------        ----
TOTAL CONSUMER FINANCE                                            $11,117,249        1.29%
                                                                  -----------        ----

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
CONTAINERS & PACKAGING
Owens-Illinois, Inc.                                76,600        $ 1,740,352        0.20%
Smurfit-Stone Container Corp. (a)                  113,200        $ 1,702,528        0.20%
                                                                  -----------        ----
TOTAL CONTAINERS & PACKAGING                                      $ 3,442,880        0.40%
                                                                  -----------        ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc.                                    316,193        $15,509,267        1.81%
JPMorgan Chase & Co.                               205,144        $ 7,658,026        0.89%
                                                                  -----------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                              $23,167,293        2.70%
                                                                  -----------        ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                        43,100        $ 2,372,224        0.28%
BellSouth Corp.                                     97,200        $ 2,550,528        0.30%
SBC Communications, Inc.                           151,200        $ 3,592,512        0.42%
Sprint Corp.                                       378,600        $ 9,022,038        1.05%
Verizon Communications, Inc.                       143,400        $ 5,103,606        0.59%
                                                                  -----------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      $22,640,908        2.64%
                                                                  -----------        ----

ELECTRONIC EQUIPMENT & INSTRUMENTS
Agilent Technologies, Inc. (a)                     105,600        $ 2,334,816        0.27%
                                                                  -----------        ----
TOTAL ELECTRONIC EQUIPMENT & INSTRUMENTS                          $ 2,334,816        0.27%
                                                                  -----------        ----

ENERGY EQUIPMENT & SERVICES
Baker Hughes, Inc.                                  95,300        $ 4,126,490        0.48%
BJ Services Co.                                     85,600        $ 4,113,080        0.48%
ENSCO International, Inc.                          166,100        $ 5,685,603        0.66%
Pride International, Inc. (a)                      609,300        $14,251,527        1.66%
Rowan Cos., Inc. (a)                               363,700        $10,241,792        1.19%
Transocean, Inc. (a)                               385,000        $16,940,000        1.97%
Weatherford International Ltd. (a)                  85,700        $ 4,650,939        0.54%
                                                                  -----------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                 $60,009,431        6.98%
                                                                  -----------        ----

FOOD & STAPLES RETAILING
CVS Corp.                                          113,500        $ 5,260,725        0.61%
Kroger Co. (The) (a)                               264,600        $ 4,524,660        0.53%
Walgreen Co.                                       118,600        $ 5,053,546        0.59%
                                                                  -----------        ----
TOTAL FOOD & STAPLES RETAILING                                    $14,838,931        1.73%
                                                                  -----------        ----

FOOD PRODUCTS
Cadbury Schwppes PLC (h)                           162,000        $ 5,880,600        0.68%

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
General Mills, Inc.                                154,500        $ 8,186,955        0.95%
Kraft Foods, Inc.                                   46,800        $ 1,590,264        0.19%
                                                                  -----------        ----
TOTAL FOOD PRODUCTS                                               $15,657,819        1.82%
                                                                  -----------        ----

HEALTH CARE EQUIPMENT & SUPPLIES
Boston Scientific Corp. (a)                        132,200        $ 4,370,532        0.51%
Fisher Scientific International, Inc. (a)           82,500        $ 5,209,875        0.61%
                                                                  -----------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            $ 9,580,407        1.12%
                                                                  -----------        ----

HEALTH CARE PROVIDERS & SERVICES
Caremark Rx, Inc. (a)                              155,300        $ 6,072,230        0.71%
HCA, Inc.                                          136,400        $ 6,072,528        0.71%
Quest Diagnostics, Inc.                             49,000        $ 4,669,700        0.54%
UnitedHealth Group, Inc.                            95,300        $ 8,472,170        0.99%
Universal Health Services, Inc. Class B (f)        139,100        $ 5,986,864        0.70%
WellPoint, Inc. (a)                                 53,800        $ 6,536,700        0.76%
                                                                  -----------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                            $37,810,192        4.41%
                                                                  -----------        ----

HOUSEHOLD DURABLES
Centex Corp.                                        70,000        $ 4,291,700        0.50%
D.R. Horton, Inc.                                  140,100        $ 5,573,178        0.65%
Harman International Industries, Inc.               40,100        $ 4,878,165        0.57%
Lennar Corp.                                       100,200        $ 5,658,294        0.66%
                                                                  -----------        ----
TOTAL HOUSEHOLD DURABLES                                          $20,401,337        2.38%
                                                                  -----------        ----

HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                98,200        $ 6,433,082        0.75%
                                                                  -----------        ----
TOTAL HOUSEHOLD PRODUCTS                                          $ 6,433,082        0.75%
                                                                  -----------        ----

INDUSTRIAL CONGLOMERATES
3M Co.                                              60,400        $ 5,095,344        0.59%
General Electric Co.                               152,900        $ 5,524,277        0.64%
                                                                  -----------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                    $10,619,621        1.23%
                                                                  -----------        ----

INSURANCE
Allstate Corp. (The)                                91,200        $ 4,600,128        0.54%
Hartford Financial Services Group, Inc. (The)       75,900        $ 5,107,311        0.59%
Prudential Financial, Inc.                          56,600        $ 3,051,306        0.36%
St. Paul Travelers Cos., Inc. (The)                127,561        $ 4,788,642        0.56%

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
                                                                  -----------        ----
TOTAL INSURANCE                                                   $17,547,387        2.05%
                                                                  -----------        ----

INTERNET & CATALOG RETAIL
eBay, Inc. (a)                                      26,100        $ 2,127,150        0.25%
                                                                  -----------        ----
TOTAL INTERNET & CATALOG RETAIL                                   $ 2,127,150        0.25%
                                                                  -----------        ----

IT SERVICES
Accenture Ltd. Class A (a)                         109,100        $ 2,842,055        0.33%
Computer Sciences Corp. (a)                        103,200        $ 5,316,864        0.62%
                                                                  -----------        ----
TOTAL IT SERVICES                                                 $ 8,158,919        0.95%
                                                                  -----------        ----

LEISURE EQUIPMENT & PRODUCTS
Brunswick Corp.                                     64,800        $ 2,988,576        0.35%
Mattel, Inc.                                       134,200        $ 2,610,190        0.30%
                                                                  -----------        ----
TOTAL LEISURE EQUIPMENT & PRODUCTS                                $ 5,598,766        0.65%
                                                                  -----------        ----

MACHINERY
Danaher Corp.                                      106,100        $ 5,822,768        0.68%
Dover Corp.                                        117,000        $ 4,481,100        0.52%
Illinois Tool Works, Inc.                           62,300        $ 5,418,854        0.63%
Navistar International Corp. (a)                   236,840        $ 9,217,813        1.07%
                                                                  -----------        ----
TOTAL MACHINERY                                                   $24,940,535        2.90%
                                                                  -----------        ----

MEDIA
Omnicom Group, Inc.                                 53,100        $ 4,507,659        0.52%
Time Warner, Inc. (a)                              212,900        $ 3,832,200        0.45%
                                                                  -----------        ----
TOTAL MEDIA                                                       $ 8,339,859        0.97%
                                                                  -----------        ----

METALS & MINING
Alcoa, Inc.                                         94,900        $ 2,800,499        0.33%
                                                                  -----------        ----
TOTAL METALS & MINING                                             $ 2,800,499        0.33%
                                                                  -----------        ----

MULTILINE RETAIL
Kohl's Corp. (a)                                   101,700        $ 4,780,917        0.56%
Target Corp.                                       108,200        $ 5,493,314        0.64%
                                                                  -----------        ----
TOTAL MULTILINE RETAIL                                            $10,274,231        1.20%
                                                                  -----------        ----

OIL & GAS
ConocoPhillips                                      35,700        $ 3,312,603        0.39%
Kerr-McGee Corp.                                    60,700        $ 3,748,225        0.44%

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Unocal Corp.                                        57,900        $ 2,754,303        0.32%
                                                                  -----------        ----
TOTAL OIL & GAS                                                   $ 9,815,131        1.15%
                                                                  -----------        ----

PAPER & FOREST PRODUCTS
Bowater, Inc.                                      149,000        $ 5,662,000        0.66%
International Paper Co.                             59,900        $ 2,345,085        0.27%
                                                                  -----------        ----
TOTAL PAPER & FOREST PRODUCTS                                     $ 8,007,085        0.93%
                                                                  -----------        ----

PHARMACEUTICALS
Bristol-Myers Squibb Co.                           215,200        $ 5,044,288        0.59%
Johnson & Johnson                                   80,700        $ 5,221,290        0.61%
Pfizer, Inc.                                       195,200        $ 4,716,032        0.55%
Teva Pharmaceutical Industries Ltd. (h)            166,000        $ 4,769,180        0.56%
                                                                  -----------        ----
TOTAL PHARMACEUTICALS                                             $19,750,790        2.31%
                                                                  -----------        ----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                  21,300        $ 1,026,234        0.12%
                                                                  -----------        ----
TOTAL ROAD & RAIL                                                 $ 1,026,234        0.12%
                                                                  -----------        ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Analog Devices, Inc.                                63,000        $ 2,261,070        0.26%
Applied Materials, Inc. (a)                        113,300        $ 1,801,470        0.21%
Intel Corp.                                        131,600        $ 2,954,420        0.34%
KLA-Tencor Corp. (a)                                54,400        $ 2,516,000        0.29%
Maxim Integrated Products, Inc.                     48,900        $ 1,907,589        0.22%
Texas Instruments, Inc.                             74,800        $ 1,736,108        0.20%
                                                                  -----------        ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR
 EQUIPMENT                                                        $13,176,657        1.52%
                                                                  -----------        ----

SOFTWARE
BMC Software, Inc. (a)                             499,900        $ 8,413,317        0.98%
Electronic Arts, Inc. (a)                           33,800        $ 2,174,692        0.25%
Microsoft Corp.                                    156,300        $ 4,107,564        0.48%
Oracle Corp. (a)                                    90,200        $ 1,242,054        0.14%
Symantec Corp. (a)                                 218,200        $ 5,094,970        0.59%
VERITAS Software Corp. (a)                          68,100        $ 1,751,532        0.20%
                                                                  -----------        ----
TOTAL SOFTWARE                                                    $22,784,129        2.64%
                                                                  -----------        ----

SPECIALTY RETAIL
Bed Bath & Beyond, Inc. (a)                        135,500        $ 5,459,295        0.64%
Best Buy Co., Inc.                                  79,500        $ 4,276,305        0.50%

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Gap, Inc. (The)                                        368,700    $ 8,115,087        0.94%
Lowe's Cos., Inc.                                       97,300    $ 5,545,127        0.65%
TJX Cos., Inc. (The)                                   208,700    $ 5,225,848        0.61%
                                                                  -----------       -----
TOTAL SPECIALTY RETAIL                                            $28,621,662        3.34%
                                                                  -----------       -----

TEXTILES, APPAREL & LUXURY GOODS
Coach, Inc. (a)                                        105,400    $ 5,912,940        0.69%
NIKE, Inc.                                              64,200    $ 5,561,646        0.65%
                                                                  -----------       -----
TOTAL TEXTILES, APPAREL & LUXURY GOODS                            $11,474,586        1.34%
                                                                  -----------       -----

THRIFTS & MORTGAGE FINANCE
New York Community Bancorp, Inc.                             1    $        12        0.00%
Washington Mutual, Inc.                                 73,200    $ 2,953,620        0.34%
                                                                  -----------       -----
TOTAL THRIFTS & MORTGAGE FINANCE                                  $ 2,953,632        0.34%
                                                                  -----------       -----
TOTAL COMMON STOCK                                                $579,493,892      67.47%
                                                                  -----------       -----

CONVERTIBLE BOND
HEALTH CARE PROVIDERS & SERVICES
Laboratory Corp. of America Holdings          $        150,000    $   113,813        0.01%
  0.00%, due 9/11/21
Lincare Holdings, Inc.                        $        160,000    $   168,199        0.02%
  3.00%, due 6/15/33
                                                                  -----------       -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                            $   282,012        0.03%
                                                                  -----------       -----
TOTAL CONVERTIBLE BOND                                            $   282,012        0.03%
                                                                  -----------       -----

CONVERTIBLE PREFERRED STOCK
HEALTH CARE PROVIDERS & Services
QuadraMed Corp. (c) (i)                                 10,700    $   219,350        0.03%
                                                                  -----------       -----
TOTAL HEALTH CARE PROVIDERS & SERVICES                            $   219,350        0.03%
                                                                  -----------       -----

PHARMACEUTICALS
Goldman Sachs Group, Inc. (The) 2.875%
 Series BSKT                                            60,000    $ 5,953,860        0.69%
                                                                  -----------        ----
TOTAL PHARMACEUTICALS                                             $ 5,953,860        0.69%
                                                                  -----------        ----
TOTAL CONVERTIBLE PREFERRED STOCK                                 $ 6,173,210        0.72%
                                                                  -----------        ----

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
CORPORATE ASSET-BACKED
CONSUMER FINANCE
BMW Vehicle Owner Trust Series 2003-A
 Class A3                                     $      1,001,442    $   996,491        0.12%
  1.94%, due 2/25/07
Harley-Davidson Motorcycle Trust
 Series 2004-1 Class A2                       $      2,675,000    $ 2,613,411        0.30%
  2.53%, due 11/15/11
Volkswagen Auto Loan Enhanced Trust
 Series 2003-2 Class A3                       $      2,415,000    $ 2,394,135        0.28%
  2.27%, due 10/22/07
                                                                  -----------        ----
TOTAL CONSUMER FINANCE                                            $ 6,004,037        0.70%
                                                                  -----------        ----

CONSUMER LOANS
Atlantic City Electric Transition
 Funding LLC Series 2002-1 Class              $      1,600,000    $ 1,713,888        0.20%
  5.55%, due 10/20/23
                                                                  -----------        ----
TOTAL CONSUMER LOANS                                              $ 1,713,888        0.20%
                                                                  -----------        ----

DIVERSIFIED FINANCIAL SERVICES
Capital One Master Trust Series 2001-5
 Class A                                      $        910,000    $   933,891        0.11%
  5.30%, due 6/15/09
                                                                  -----------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                              $   933,891        0.11%
                                                                  -----------        ----

MULTI-UTILITIES & UNREGULATED POWER
Public Service of New Hampshire Funding
 LLC Series 2002-1 Class                      $      1,233,327    $ 1,251,470        0.15%
  4.58%, due 2/1/08
                                                                  -----------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                         $ 1,251,470        0.15%
                                                                  -----------        ----

THRIFTS & MORTGAGE FINANCE
Vanderbilt Mortgage Finance Series 1999-B
 Class 1A4                                    $        340,172    $   344,455        0.04%
  6.545%, due 4/7/18
                                                                  -----------        ----
TOTAL THRIFTS & MORTGAGE FINANCE                                  $   344,455        0.04%
                                                                  -----------        ----
TOTAL CORPORATE ASSET-BACKED                                      $10,247,741        1.20%
                                                                  -----------        ----

CORPORATE BONDS
AEROSPACE & DEFENSE
Heckler & Koch GmbH                           $        165,000    $   241,971        0.03%
  9.25%, due 7/15/11
Sequa Corp. Series B                          $        635,000    $   682,625        0.08%
  8.875%, due 4/1/08
                                                                  -----------        ----
TOTAL AEROSPACE & DEFENSE                                         $   924,596        0.11%
                                                                  -----------        ----

AIRLINES
Delta Air Lines, Inc.                         $         25,000    $    14,375        0.00%
  10.00%, due 8/15/08
Delta Air Lines, Inc.                         $        100,000    $    41,000        0.00%
  10.375%, due 12/15/22

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Delta Air Lines, Inc.                         $        660,000    $   260,700        0.03%
  8.30%, due 12/15/29
Delta Air Lines, Inc.                         $        125,000    $    51,250        0.01%
  9.75%, due 5/15/21
Southwest Airlines Co.                        $        740,000    $   743,832        0.09%
  5.25%, due 10/1/14
                                                                  -----------        ----
TOTAL AIRLINES                                                    $ 1,111,157        0.13%
                                                                  -----------        ----

AUTO COMPONENTS
Collins & Aikman Products                     $        290,000    $   239,976        0.03%
  12.875%, due 8/15/12 (c)(f)
Goodyear Tire & Rubber Co. (The)              $        360,000    $   414,900        0.05%
  11.00%, due 3/1/11 (c)(j)
Goodyear Tire & Rubber Co. (The)              $        234,000    $   242,775        0.03%
  6.375%, due 3/15/08 (f)
Visteon Corp.                                 $        120,000    $   109,800        0.01%
  7.00%, due 3/10/14
Visteon Corp.                                 $        275,000    $   276,375        0.03%
  8.25%, due 8/1/10 (f)
                                                                  -----------        ----
TOTAL AUTO COMPONENTS                                             $ 1,283,826        0.15%
                                                                  -----------        ----

AUTOMOBILES
DaimlerChrysler North America Holdings, Inc.  $      1,170,000    $ 1,275,179        0.15%
  6.50%, due 11/15/13
General Motors Corp.                          $        247,000    $   248,722        0.03%
  8.375%, due 7/15/33
                                                                  -----------        ----
TOTAL AUTOMOBILES                                                 $ 1,523,901        0.18%
                                                                  -----------        ----

BEVERAGES
Coca-Cola HBC Finance BV                      $        430,000    $   443,425        0.05%
  5.125%, due 9/17/13
                                                                  -----------        ----
TOTAL BEVERAGES                                                   $   443,425        0.05%
                                                                  -----------        ----

CAPITAL MARKETS
Bear Stearns Cos., Inc. (The)                 $      1,080,000    $ 1,083,054        0.13%
  4.00%, due 1/31/08
Goldman Sachs Group, Inc. (The)               $      1,585,000    $ 1,595,784        0.19%
  5.00%, due 10/1/14
Goldman Sachs Group, Inc. (The)               $         40,000    $    42,845        0.00%
  6.345%, due 2/15/34
Morgan Stanley                                $      1,740,000    $ 1,725,716        0.20%
  3.625%, due 4/1/08

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Morgan Stanley                                $        900,000    $   885,962        0.10%
  4.75%, due 4/1/14
                                                                  -----------        ----
TOTAL CAPITAL MARKETS                                             $ 5,333,361        0.62%
                                                                  -----------        ----

CHEMICALS
Acetex Corp.                                  $        450,000    $   487,125        0.06%
  10.875%, due 8/1/09
Crompton Corp.                                $        410,000    $   459,200        0.05%
  9.875%, due 8/1/12 (c)
Equistar Chemicals, L.P.                      $        285,000    $   280,012        0.03%
  7.55%, due 2/15/26
Invista                                       $        580,000    $   638,000        0.07%
  9.25%, due 5/1/12
Lyondell Chemical Co.                         $        260,000    $   306,800        0.04%
  10.50%, due 6/1/13
Lyondell Chemical Co.                         $        255,000    $   275,400        0.03%
  9.50%, due 12/15/08
Millennium America, Inc.                      $        580,000    $   569,850        0.07%
  7.625%, due 11/15/26
Terra Capital, Inc.                           $        390,000    $   479,700        0.06%
  12.875%, due 10/15/08
                                                                  -----------        ----
TOTAL CHEMICALS                                                   $ 3,496,087        0.41%
                                                                  -----------        ----

COMMERCIAL BANKS
BankBoston NA                                 $      1,140,000    $ 1,230,361        0.14%
  7.00%, due 9/15/07 (c)
                                                                  -----------        ----
TOTAL COMMERCIAL BANKS                                            $ 1,230,361        0.14%
                                                                  -----------        ----

COMMERCIAL SERVICES & SUPPLIES
Geo Sub Corp.                                 $        265,000    $   270,300        0.03%
  11.00%, due 5/15/12
Hutchison Whamp International Ltd.            $      1,105,000    $ 1,147,983        0.13%
  5.45%, due 11/24/10
                                                                  -----------        ----
TOTAL COMMERCIAL SERVICES & SUPPLIES                              $ 1,418,283        0.16%
                                                                  -----------        ----

CONSUMER FINANCE
Ford Motor Credit Co.                         $      1,160,000    $ 1,222,602        0.14%
  7.00%, due 10/1/13 (f)
General Motors Acceptance Corp.               $        330,000    $   323,543        0.04%
  6.75%, due 12/1/14
General Motors Acceptance Corp.               $        265,000    $   264,422        0.03%
  6.875%, due 8/28/12

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
General Motors Acceptance Corp.               $        630,000    $   632,625        0.07%
  6.875%, due 9/15/11
HSBC Finance Corp.                            $      1,165,000    $ 1,157,257        0.13%
  4.125%, due 11/16/09
MBNA Corp.                                    $        555,000    $   579,950        0.07%
  6.25%, due 1/17/07
                                                                  -----------        ----
TOTAL CONSUMER FINANCE                                            $ 4,180,399        0.48%
                                                                  -----------        ----

CONTAINERS & PACKAGING
Crown Euro Holdings S.A.                      $        610,000    $   715,225        0.08%
  10.875%, due 3/1/13
Owens-Brockway Glass Container, Inc.          $        430,000    $   462,250        0.05%
  7.75%, due 5/15/11
Owens-Illinois, Inc.                          $        260,000    $   274,300        0.03%
  8.10%, due 5/15/07
Rock-Tenn Co.                                 $      1,059,000    $ 1,245,901        0.15%
  8.20%, due 8/15/11
                                                                  -----------        ----
TOTAL CONTAINERS & PACKAGING                                      $ 2,697,676        0.31%
                                                                  -----------        ----

DIVERSIFIED FINANCIAL SERVICES
Canwest Media, Inc.                           $        275,000    $   294,250        0.03%
  8.00%, due 9/15/12 (c)
Citigroup, Inc.                               $      1,585,000    $ 1,609,189        0.19%
  5.00%, due 9/15/14 (c)
FGIC Corp.                                    $      1,180,000    $ 1,257,954        0.15%
  6.00%, due 1/15/34 (c)
J Paul Getty Trust Series 2003                $        755,000    $   814,265        0.09%
  5.875%, due 10/1/33
Rainbow National Services LLC                 $        485,000    $   545,625        0.06%
  8.75%, due 9/1/12 (c)
Tengizchevroil LLP                            $        350,000    $   353,062        0.04%
  6.124%, due 11/15/14
                                                                  -----------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                              $ 4,874,345        0.56%
                                                                  -----------        ----

DIVERSIFIED TELECOMMUNICATION SERVICES
MCI, Inc.                                     $        401,000    $   410,022        0.05%
  5.908%, due 5/1/07
MCI, Inc.                                     $        401,000    $   418,545        0.05%
  6.688%, due 5/1/09
MCI, Inc.                                     $        343,000    $   375,157        0.04%
  7.735%, due 5/1/14
Qwest Communications International, Inc.      $        565,000    $   579,125        0.07%
  7.50%, due 2/15/11 (c)

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Qwest Corp.                                   $        140,000    $   159,249        0.02%
  9.125%, due 3/15/12
Qwest Corp.                                   $        190,000    $   185,250        0.02%
  7.25%, due 9/15/25
Qwest Corp.                                   $         20,000    $    20,075        0.00%
  5.625%, due 11/15/08
Qwest Corp.                                   $        100,000    $    89,250        0.01%
  7.125%, due 11/15/43
Qwest Services Corp.                          $        485,000    $   575,938        0.07%
  14.00%, due 12/15/10 (c)
SBC Communications, Inc.                      $        615,000    $   610,614        0.07%
  4.125%, due 9/15/09
Telefonos de Mexico, S.A. de C.V.             $      1,200,000    $ 1,202,836        0.14%
  4.50%, due 11/19/08
                                                                  -----------        ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                      $ 4,626,061        0.54%
                                                                  -----------        ----

ELECTRIC UTILITIES
Cedar Brakes II LLC                           $        475,308    $   570,370        0.07%
  9.875%, due 9/1/13
Kiowa Power Partners LLC                      $        930,000    $   939,412        0.11%
  5.737%, due 3/30/21 (c)
PPL Energy Supply LLC                         $        535,000    $   551,716        0.06%
  5.40%, due 8/15/14
Singapore Powerassets Ltd.                    $        625,000    $   638,961        0.07%
  5.00%, due 10/22/13
Southern California Edison Co.                $        128,000    $   138,474        0.02%
  8.00%, due 2/15/07
Tenaska Virginia Partners LP                  $        593,469    $   629,379        0.07%
  6.119%, due 3/30/24 (c)
WRG Acquisitions PLC                          $         75,000    $   142,872        0.02%
  8.364%, due 12/15/11
                                                                  -----------        ----
TOTAL ELECTRIC UTILITIES                                          $ 3,611,184        0.42%
                                                                  -----------        ----

ELECTRICAL EQUIPMENT
Emerson Electric Co.                          $        970,000    $ 1,075,282        0.13%
  6.00%, due 8/15/32
                                                                  -----------        ----
TOTAL ELECTRICAL EQUIPMENT                                        $ 1,075,282        0.13%
                                                                  -----------        ----

ENERGY EQUIPMENT & SERVICES
Pride International, Inc.                     $        210,000    $   231,000        0.03%
  7.375%, due 7/15/14 (c)
                                                                  -----------        ----
TOTAL ENERGY EQUIPMENT & SERVICES                                 $   231,000        0.03%
                                                                  -----------        ----

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
FOOD & STAPLES RETAILING
CVS Corp.                                     $        660,000    $   667,392        0.08%
  5.298%, due 1/11/27 (c)
CVS Corp.                                     $      1,557,067    $ 1,628,068        0.19%
  5.789%, due 1/10/26 (c)
Duane Reade, Inc.                             $        200,000    $   204,000        0.02%
  7.01%, due 12/15/10 (c)
                                                                  -----------        ----
TOTAL FOOD & STAPLES RETAILING                                    $ 2,499,460        0.29%
                                                                  -----------        ----

FOOD PRODUCTS
Cargill, Inc.                                 $      1,630,000    $ 1,663,567        0.19%
  5.00%, due 11/15/13 (c)
Smithfield Foods, Inc.                        $        305,000    $   323,300        0.04%
  7.625%, due 2/15/08 (f)
                                                                  -----------        ----
TOTAL FOOD PRODUCTS                                               $ 1,986,867        0.23%
                                                                  -----------        ----

HEALTH CARE EQUIPMENT & SUPPLIES
Fisher Scientific International, Inc.         $        195,000    $   205,725        0.02%
  6.75%, due 8/15/14 (c)
                                                                  -----------        ----
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES                            $   205,725        0.02%
                                                                  -----------        ----

HEALTH CARE PROVIDERS & SERVICES
AmeriPath, Inc.                               $        265,000    $   276,925        0.03%
  10.50%, due 4/1/13
HCA, Inc.                                     $        335,000    $   381,396        0.04%
  8.75%, due 9/1/10
HCA, Inc.                                     $        210,000    $   230,706        0.03%
  8.36%, due 4/15/24
Medco Health Solutions, Inc.                  $      1,180,000    $ 1,333,691        0.16%
  7.25%, due 8/15/13
                                                                  -----------        ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                            $ 2,222,718        0.26%
                                                                  -----------        ----

HOTELS, RESTAURANTS & LEISURE
ITT Corp.                                     $        260,000    $   291,200        0.03%
  7.375%, due 11/15/15
Venetian Casino Resort LLC                    $        515,000    $   581,950        0.07%
  11.00%, due 6/15/10
                                                                  -----------        ----
TOTAL HOTELS, RESTAURANTS & LEISURE                               $   873,150        0.10%
                                                                  -----------        ----

HOUSEHOLD DURABLES
D.R. Horton, Inc.                             $        920,000    $   926,024        0.11%
  5.625%, due 1/15/16

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
                                                                  -----------        ----
TOTAL HOUSEHOLD DURABLES                                          $   926,024        0.11%
                                                                  -----------        ----

INDUSTRIAL CONGLOMERATES
Stena AB                                      $        250,000    $   280,000        0.03%
  9.625%, due 12/1/12
                                                                  -----------        ----
TOTAL INDUSTRIAL CONGLOMERATES                                    $   280,000        0.03%
                                                                  -----------        ----

INSURANCE
Crum & Forster                                $        370,000    $   413,475        0.05%
  10.375%, due 6/15/13
Fund American Cos., Inc.                      $      1,300,000    $ 1,330,971        0.15%
  5.875%, due 5/15/13
Marsh & McLennan Cos., Inc.                   $        350,000    $   379,110        0.04%
  7.125%, due 6/15/09
Phoenix Life Insurance                        $        295,000    $   302,728        0.04%
  7.15%, due 12/15/34 (c)
Provident Companies, Inc.                     $         95,000    $    90,012        0.01%
  7.25%, due 3/15/28
UnumProvident Corp.                           $        220,000    $   201,300        0.02%
  6.75%, due 12/15/28
                                                                  -----------        ----
TOTAL INSURANCE                                                   $ 2,717,596        0.31%
                                                                  -----------        ----

MARINE
Gulfmark Offshore, Inc.                       $        235,000    $   246,750        0.03%
  7.75%, due 7/15/14
                                                                  -----------        ----
TOTAL MARINE                                                      $   246,750        0.03%
                                                                  -----------        ----

MEDIA
Clear Channel Communications, Inc.            $        565,000    $   530,814        0.06%
  4.90%, due 5/15/15
Clear Channel Communications, Inc.            $        680,000    $   676,247        0.08%
  5.50%, due 9/15/14
Houghton Mifflin Co.                          $        365,000    $   380,513        0.04%
  7.20%, due 3/15/11
PanAmSat Corp.                                $        180,000    $   195,750        0.02%
  9.00%, due 8/15/14 (c)
Tele-Communications, Inc.                     $        375,000    $   548,384        0.06%
  10.125%, due 4/15/22
Time Warner Entertainment Co. LP              $        965,000    $ 1,266,962        0.15%
  10.15%, due 5/1/12
Time Warner Entertainment Co. LP              $        765,000    $   976,019        0.11%
  8.375%, due 3/15/23
                                                                  -----------        ----
TOTAL MEDIA                                                       $ 4,574,689        0.52%
                                                                  -----------        ----

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
METALS & MINING
Corporacion Nacional del Cobre-Codelco, Inc.  $      1,000,000    $ 1,049,666        0.12%
  5.50%, due 10/15/13
                                                                  -----------        ----
TOTAL METALS & MINING                                             $ 1,049,666        0.12%
                                                                  -----------        ----

MULTILINE RETAIL
Kohl's Corp.                                  $      1,690,000    $ 1,814,915        0.21%
  6.00%, due 1/15/33
Target Corp.                                  $        675,000    $   840,219        0.10%
  8.60%, due 1/15/12
                                                                  -----------        ----
TOTAL MULTILINE RETAIL                                            $ 2,655,134        0.31%
                                                                  -----------        ----

MULTI-UTILITIES & UNREGULATED POWER
AES Corp. (The)                               $        255,000    $   288,150        0.03%
  9.00%, due 5/15/15 (c)
AES Eastern Energy LP Series 1999 Class A     $        496,137    $   565,596        0.07%
  9.00%, due 1/2/17
AES Eastern Energy LP Series 1999 Class B     $         45,000    $    54,450        0.01%
  9.67%, due 1/2/29
Calpine Corp.                                 $        128,000    $   100,480        0.01%
  8.50%, due 7/15/10 (c)
NRG Energy, Inc.                              $        140,000    $   150,850        0.02%
  8.00%, due 12/15/13 (c)
PSE&G Power LLC                               $        890,000    $   923,443        0.11%
  6.875%, due 4/15/06
Tiverton/Rumford Power Associates Ltd., L.P.  $        675,495    $   526,886        0.06%
  9.00%, due 7/15/18 (c)
TXU Corp.                                     $        930,000    $   942,247        0.11%
  6.55%, due 11/15/34
Westar Energy, Inc.                           $        340,000    $   342,576        0.04%
  5.15%, due 1/1/17
                                                                  -----------        ----
TOTAL MULTI-UTILITIES & UNREGULATED POWER                         $ 3,894,678        0.46%
                                                                  -----------        ----

OIL & GAS
Energy Transfer Partners, LP                  $        740,000    $   758,435        0.09%
  5.95%, due 2/1/15
Enterprise Products Operating LP              $        430,000    $   440,624        0.05%
  5.60%, due 10/15/14 (c)
Enterprise Products Operating LP              $        720,000    $   778,092        0.09%
  6.65%, due 10/15/34
Gazprom International S.A.                    $        625,000    $   662,500        0.08%
  7.201%, due 2/1/20

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Pacific Energy Partners LP                    $        415,000    $   437,825        0.05%
  7.125%, due 6/15/14
Tesoro Corp.                                  $        430,000    $   462,250        0.05%
  8.00%, due 4/15/08
                                                                  -----------        ----
TOTAL OIL & GAS                                                   $ 3,539,726        0.41%
                                                                  -----------        ----

PAPER & FOREST PRODUCTS
Appleton Papers, Inc.                         $        270,000    $   284,850        0.03%
  8.125%, due 6/15/11
Bowater, Inc.                                 $        355,000    $   395,161        0.05%
  9.00%, due 8/1/09
Georgia-Pacific Corp.                         $        400,000    $   463,001        0.05%
  8.875%, due 2/1/10
Georgia-Pacific Corp.                         $        250,000    $   287,813        0.03%
  9.375%, due 2/1/13
Norske Skog Canada Ltd. Series D              $        255,000    $   269,025        0.03%
  8.625%, due 6/15/11
OMX Timber Finance Investments LLC            $        350,000    $   353,654        0.04%
  5.42%, due 1/29/20---7.42%,
    beginning 10/21/19 (c)
Pope & Talbot, Inc.                           $        275,000    $   290,125        0.03%
  8.375%, due 6/1/13
Tembec Industries, Inc.                       $        335,000    $   331,650        0.04%
  8.50%, due 2/1/11
                                                                  -----------        ----
TOTAL PAPER & FOREST PRODUCTS                                     $ 2,675,279        0.30%
                                                                  -----------        ----

PERSONAL PRODUCTS
Estee Lauder Cos., Inc.                       $      1,388,000    $ 1,475,201        0.17%
  5.75%, due 10/15/33
                                                                  -----------        ----
TOTAL PERSONAL PRODUCTS                                           $ 1,475,201        0.17%
                                                                  -----------        ----

PHARMACEUTICALS
Lilly (Eli) & Co.                             $        275,000    $   334,222        0.04%
  6.77%, due 1/1/36
                                                                  -----------        ----
TOTAL PHARMACEUTICALS                                             $   334,222        0.04%
                                                                  -----------        ----

REAL ESTATE
American Real Estate Partners                 $        455,000    $   483,438        0.06%
  LP/American Real Estate Finance Corp.
  8.125%, due 6/1/12
CB Richard Ellis Services, Inc.               $        169,000    $   192,660        0.02%
  9.75%, due 5/15/10
Hospitality Properties Trust                  $        270,000    $   287,223        0.03%
  7.00%, due 3/1/08

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
HRPT Properties Trust                         $        960,000    $ 1,040,929        0.12%
  6.50%, due 1/15/13
iStar Financial, Inc.                         $        875,000    $   927,697        0.11%
  6.50%, due 12/15/13
OMEGA Healthcare Investors, Inc.              $        405,000    $   409,050        0.05%
  7.00%, due 4/1/14
                                                                  -----------        ----
TOTAL REAL ESTATE                                                 $ 3,340,997        0.39%
                                                                  -----------        ----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
MagnaChip Semiconductor SA/MagnaChip          $        225,000    $   232,031        0.03%
Semiconductor Finance Co.
  5.78%, due 12/15/11 (c)
MagnaChip Semiconductor SA/MagnaChip          $        160,000    $   167,000        0.02%
Semiconductor Finance Co.
  8.00%, due 12/15/14 (c)
                                                                  -----------        ----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                    $   399,031        0.05%
                                                                  -----------        ----

SOFTWARE
Computer Associates International, Inc.       $        445,000    $   446,675        0.05%
  4.75%, due 12/1/09 (c)
                                                                  -----------        ----
TOTAL SOFTWARE                                                    $   446,675        0.05%
                                                                  -----------        ----

TOBACCO
DIMON, Inc.                                   $        395,000    $   426,600        0.05%
  7.75%, due 6/1/13
DIMON, Inc. Series B                          $        110,000    $   123,200        0.01%
  9.625%, due 10/15/11
                                                                  -----------        ----
TOTAL TOBACCO                                                     $   549,800        0.06%
                                                                  -----------        ----

TRANSPORTATION INFRASTRUCTURE
PSA Corp. Ltd.                                $      1,750,000    $ 1,781,526        0.21%
  7.125%, due 8/1/05
                                                                  -----------        ----
TOTAL TRANSPORTATION INFRASTRUCTURE                               $ 1,781,526        0.21%
                                                                  -----------        ----

WIRELESS TELECOMMUNICATION SERVICES
AT&T Wireless Services, Inc.                  $        320,000    $   440,130        0.05%
  8.75%, due 3/1/31
Dobson Cellular Systems                       $         80,000    $    84,200        0.01%
  6.96%, due 11/1/11 (c)
Dobson Cellular Systems                       $         80,000    $    84,200        0.01%
  8.375%, due 11/1/11
Triton PCS, Inc.                              $        225,000    $   216,559        0.03%
  8.50%, due 6/1/13

                                              SHARES/PRINCIPAL
                                                   AMOUNT         MARKET VALUE   % NET ASSETS
Vodafone Group PLC                            $      1,350,000    $ 1,353,133        0.16%
  3.95%, due 1/30/08
                                                                  -----------        ----
TOTAL WIRELESS TELECOMMUNICATION SERVICES                         $ 2,178,222        0.26%
                                                                  -----------        ----
TOTAL CORPORATE BONDS                                             $78,914,080        9.15%
                                                                  -----------        ----

CORPORATE CMOS
COMMERCIAL BANKS
Wachovia Bank National Association
Series 2004-C14 Class A1                      $        563,128    $   557,993        0.06%
  3.477%, due 8/15/41
                                                                  -----------        ----
TOTAL COMMERCIAL BANKS                                            $   557,993        0.06%
                                                                  -----------        ----

COMMERCIAL MORTGAGE LOANS
Citigroup Commercial Mortgage Trust
Series 2004-C2 Class A5                       $      1,110,000    $ 1,114,212        0.13%
  4.733%, due 10/15/41
                                                                  -----------        ----
TOTAL COMMERCIAL MORTGAGE LOANS                                   $ 1,114,212        0.13%
                                                                  -----------        ----

DIVERSIFIED FINANCIAL SERVICES
Morgan Stanley Capital I                      $      1,099,748    $ 1,080,398        0.13%
  3.02%, due 4/15/38
                                                                  -----------        ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                              $ 1,080,398        0.13%
                                                                  -----------        ----

THRIFTS & MORTGAGE FINANCE
Banc of America Commercial Mortgage,
Inc. Series 2001-PBI Class                    $      1,352,562    $ 1,380,165        0.16%
  4.907%, due 5/11/35
LB-UBS Commercial Mortgage Trust              $      1,559,436    $ 1,548,991        0.18%
  3.625%, due 10/15/29
Merrill Lynch Mortgage Trust Series
2004-MKB1 Class A1                            $      1,396,339    $ 1,383,563        0.16%
  3.563%, due 2/12/42
                                                                  -----------        ----
TOTAL THRIFTS & MORTGAGE FINANCE                                  $ 4,312,719        0.50%
                                                                  -----------        ----
TOTAL CORPORATE CMOS                                              $ 7,065,322        0.82%
                                                                  -----------        ----

FHLMC
Federal Home Loan Mortgage Corp.              $      2,055,863    $ 2,058,047        0.24%
  5.00%, due 8/1/33 (e)
Federal Home Loan Mortgage Corp.              $      1,205,000    $ 1,199,017        0.14%
  3.625%, due 9/15/08
Federal Home Loan Mortgage Corp.              $        772,658    $   745,219        0.09%
  3.00%, due 8/1/10 (e)

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
Federal Home Loan Mortgage Corp.                                  $ 1,695,000       $  1,727,310         0.20%
  5.50%, due 2/10/35 (d)
                                                                                    ------------       ------
TOTAL FHLMC                                                                         $  5,729,593         0.67%
                                                                                    ------------       ------

FNMA
Federal National Mortgage Association                             $10,635,000       $ 10,827,759         1.26%
  5.50%, due 2/10/35 (d)
Federal National Mortgage Association                             $ 1,402,638       $  1,484,827         0.17%
  7.00%, due 2/1/32 (e)
Federal National Mortgage Association                             $ 3,845,000       $  4,269,981         0.50%
  6.625%, due 9/15/09
Federal National Mortgage Association                             $   999,546       $  1,046,501         0.12%
  6.50%, due 8/1/31 (e)
Federal National Mortgage Association                             $ 1,173,666       $  1,228,799         0.14%
  6.50%, due 6/1/31 (e)
Federal National Mortgage Association                             $   598,135       $    626,233         0.07%
  6.50%, due 10/1/31 (e)
Federal National Mortgage Association                             $ 7,165,000       $  7,853,348         0.91%
  6.25%, due 2/1/11
Federal National Mortgage Association                             $17,910,000       $ 18,492,074         2.15%
  6.00%, due 2/10/35 (d)
Federal National Mortgage Association                             $ 5,945,000       $  6,103,553         0.71%
  5.50%, due 5/2/06
Federal National Mortgage Association                             $16,340,000       $ 16,850,624         1.96%
  5.50%, due 2/15/20 (d)
Federal National Mortgage Association                             $ 2,451,405       $  2,626,637         0.31%
  7.50%, due 8/1/31 (e)
Federal National Mortgage Association                             $ 4,844,076       $  4,938,825         0.58%
  5.50%, due 11/1/33 (e)
Federal National Mortgage Association                             $ 2,605,000       $  2,717,268         0.32%
  5.25%, due 8/1/12
Federal National Mortgage Association                             $   810,000       $    834,554         0.10%
  5.125%, due 1/2/14
Federal National Mortgage Association                             $ 5,760,000       $  5,881,738         0.68%
  4.75%, due 1/2/07
Federal National Mortgage Association                             $ 5,715,000       $  5,721,521         0.67%
  4.625%, due 5/1/13
Federal National Mortgage Association                             $ 6,253,511       $  6,259,123         0.73%
  4.50%, due 7/1/18 (e)

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
Federal National Mortgage Association                             $ 1,698,799       $  1,700,324         0.20%
  4.50%, due 4/1/18 (e)
Federal National Mortgage Association                             $ 7,720,702       $  7,727,630         0.90%
  4.50%, due 11/1/18 (e)
Federal National Mortgage Association                             $ 2,295,000       $  2,325,122         0.27%
  5.50%, due 4/13/35 (d)
Federal National Mortgage Association Series 1998-M6 Class A2     $ 1,022,515       $  1,086,968         0.13%
  6.32%, due 8/15/08
                                                                                    ------------        -----
TOTAL FNMA                                                                          $110,603,409        12.88%
                                                                                    ------------        -----

FOREIGN GOVERNMENT TREASURY
FOREIGN GOVERNMENTS
Province of Quebec                                                $ 1,720,000       $  1,789,811         0.21%
  5.00%, due 7/17/09
Russian Federation Series REGS                                    $   960,000       $  1,007,808         0.12%
  5.00%, due 3/31/30 -- 7.50%, beginning 3/31/07
United Mexican States                                             $   995,000       $  1,197,482         0.14%
  8.125%, due 12/30/19
                                                                                    ------------        -----
TOTAL FOREIGN GOVERNMENTS                                                           $  3,995,101         0.47%
                                                                                    ------------        -----

GOVERNMENT AGENCIES
Aries Vermogensverwaltungs GmbH                                   $   250,000       $    309,062         0.04%
  9.60%, due 10/25/14 (c)(h)
                                                                                    ------------        -----
TOTAL FOREIGN GOVERNMENT TREASURY                                                   $  4,304,163         0.51%
                                                                                    ------------        -----

GNMA
Government National Mortgage Association                          $   324,260       $    350,368         0.04%
  7.50%, due 12/15/23
Government National Mortgage Association                          $ 1,650,697       $  1,776,188         0.21%
  7.50%, due 12/15/28 (e)
Government National Mortgage Association                          $   773,371       $    831,811         0.10%
  7.50%, due 11/25/28 (e)
Government National Mortgage Association                          $ 3,689,206       $  3,837,907         0.45%
  6.00%, due 8/15/32 (e)
Government National Mortgage Association                          $ 2,308,282       $  2,404,757         0.28%
  6.00%, due 4/15/29 (e)

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
                                                                                    ------------         ----
TOTAL GNMA                                                                          $  9,201,031         1.08%
                                                                                    ------------         ----

INVESTMENT COMPANIES
CAPITAL MARKETS
iShares Russell 1000 Value Index                                       25,000       $  1,630,250         0.19%
                                                                                    ------------         ----
TOTAL CAPITAL MARKETS                                                               $  1,630,250         0.19%
                                                                                    ------------         ----
TOTAL INVESTMENT COMPANIES                                                          $  1,630,250         0.19%
                                                                                    ------------         ----
PREFERRED STOCK
REAL ESTATE
Sovereign Real Estate Investment Corp. (c)                                300       $    447,000         0.05%
                                                                                    ------------         ----
TOTAL REAL ESTATE                                                                   $    447,000         0.05%
                                                                                    ------------         ----
TOTAL PREFERRED STOCK                                                               $    447,000         0.05%
                                                                                    ------------         ----
REVENUE BONDS
Harris County Texas Industrial Development Corp. Solid Waste      $   660,000       $    671,570         0.08%
Disposal Revenue Deer Park
  5.683%, due 3/1/23
                                                                                    ------------         ----
TOTAL REVENUE BONDS                                                                 $    671,570         0.08%
                                                                                    ------------         ----

U.S. TREASURY BONDS
United States Treasury Bond                                       $ 4,320,000       $  4,832,495         0.56%
  5.375%, due 2/15/31 (f)
United States Treasury Bond                                       $ 1,230,000       $  1,449,094         0.17%
  6.00%, due 2/15/26
United States Treasury Bond                                       $     2,000       $      2,939         0.00%
  8.75%, due 8/15/20
                                                                                    ------------         ----
TOTAL U.S. TREASURY BONDS                                                           $  6,284,528         0.73%
                                                                                    ------------         ----

U.S. TREASURY NOTES
United States Treasury Note                                       $     5,000       $      5,288         0.00%
  4.875%, due 2/15/12

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
United States Treasury Note                                       $     1,000       $      1,023         0.00%
  4.375%, due 5/15/07
United States Treasury Note                                       $   850,000       $    934,004         0.11%
  5.75%, due 8/15/10 (f)
United States Treasury Note                                       $ 5,270,000       $  5,318,584         0.62%
  4.25%, due 11/15/14 (f)
United States Treasury Note                                       $ 2,200,000       $  2,172,500         0.25%
  3.00%, due 2/15/08 (f)
United States Treasury Note                                       $ 1,770,000       $  1,786,386         0.21%
  4.25%, due 8/15/14 (f)
                                                                                    ------------         ----
TOTAL U.S. TREASURY NOTES                                                           $ 10,217,785         1.19%
                                                                                    ------------         ----

YANKEE BONDS (h)
ENERGY EQUIPMENT & SERVICES
Petroleum Geo-Services ASA                                        $   505,000       $    576,962         0.07%
  10.00%, due 11/5/10
                                                                                    ------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                   $    576,962         0.07%
                                                                                    ------------         ----

INSURANCE
Fairfax Financial Holdings Ltd.                                   $    25,000       $     24,500         0.00%
  7.375%, due 4/15/18
Fairfax Financial Holdings Ltd.                                   $   185,000       $    189,163         0.02%
  7.75%, due 4/26/12
Fairfax Financial Holdings Ltd.                                   $    60,000       $     54,600         0.01%
  7.75%, due 7/15/37
Fairfax Financial Holdings Ltd.                                   $    25,000       $     24,812         0.00%
  8.30%, due 4/15/26
Montpelier Re Holdings Ltd.                                       $ 1,341,000       $  1,387,291         0.16%
  6.125%, due 8/15/13
                                                                                    ------------         ----
TOTAL INSURANCE                                                                     $  1,680,366         0.19%
                                                                                    ------------         ----

PAPER & FOREST PRODUCTS
Tembec Industries, Inc.                                           $   115,000       $    114,281         0.01%
  8.625%, due 6/30/09
                                                                                    ------------         ----
TOTAL PAPER & FOREST PRODUCTS                                                       $    114,281         0.01%
                                                                                    ------------         ----
TOTAL YANKEE BONDS                                                                  $  2,371,609         0.27%
                                                                                    ------------         ----

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
COMMERCIAL PAPER
  AIG Funding, Inc.                                               $ 3,500,000       $  3,499,340         0.41%
  2.26% due 2/4/05
AIG Funding, Inc.                                                 $ 3,900,000       $  3,900,000         0.45%
  2.20% due 2/1/05
American Express Credit Corp.                                     $ 7,000,000       $  6,997,315         0.81%
  2.30% due 2/7/05
American General Finance Corp.                                    $   500,000       $    500,000         0.06%
  2.24% due 2/1/05
Freddie Mac Discount Note                                         $10,000,000       $ 10,000,000         1.16%
  2.199% due 2/1/05
Harvard University                                                $ 7,000,000       $  6,968,887         0.81%
  2.50% due 4/6/05
KfW International Finance, Inc.                                   $   230,000       $    229,910         0.03%
  2.35% due 2/7/05
Merck & Co., Inc.                                                 $13,785,000       $ 13,778,672         1.60%
  2.36% due 2/8/05
UBS Finance (Delaware) LLC                                        $ 6,795,000       $  6,795,000         0.79%
  2.47% due 2/1/05
USAA Capital Corp.                                                $ 1,130,000       $  1,128,719         0.13%
  2.40% due 2/18/05
CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                   $12,135,000       $ 12,121,006         1.41%
  2.44% due 2/18/05
                                                                                    ------------       ------
TOTAL CAPITAL MARKETS                                                               $ 12,121,006         1.41%
                                                                                    ------------       ------

GOVERNMENT AGENCIES
Federal National Mortgage Association                             $ 3,475,000       $  3,471,525         0.40%
  2.40% due 2/16/05
Federal National Mortgage Association                             $ 5,690,000       $  5,690,000         0.66%
  2.23% due 2/1/05
Federal National Mortgage Association                             $ 1,500,000       $  1,497,870         0.17%
  2.32% due 2/23/05
                                                                                    ------------       ------
TOTAL COMMERCIAL PAPER                                                              $ 76,578,244         8.89%
                                                                                    ------------       ------
TOTAL INVESTMENTS (COST $836,979,636)                                               $910,215,439       105.93%
                                                                                    ------------       ------

Liabilities in Excess of Cash and Other Assets                                     ($ 51,327,508)       -5.93%
                                                                                    ------------       ------
NET ASSETS                                                                          $858,887,931       100.00%
                                                                                    ============       ======

(a) Non-income producing security.

(b) Less than one hundredth of a percent.

(c) May be sold to institutional investors only.

(d) TBA: Securities purchased on a forward commitment basis with an approximate principal amount and maturity date. The actual principal amount and maturity date will be determined upon settlement.

(e) Segregated or partially segregated as collateral for TBA.

(f) Represent securities out on loan or a portion which is out on loan. (See
    Note 2)

(g) Yankee Bond - Dollar Denominated bonds issued in United States by foreign banks and corporations.

(h) ADR - American Depository Receipt

(i) Illiquid security.

(j) Restricted security.

(k) The cost for federal income tax purposes is $841,874,959.

(l) At January 31, 2005, net unrealized appreciation was $73,235,803 based on cost for federal income tax purposes. This consisted of aggregate gross unrealized appreciation for all investments on which there was an excess of market value over cost of $87,448,419 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $14,212,616.

PORTFOLIO HOLDINGS
As of January 31, 2005
(unaudited)

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
MAINSTAY VALUE FUND
COMMON STOCK
AEROSPACE & DEFENSE
Boeing Co. (The) (c)                                                   65,800       $  3,329,480         0.47%
Northrop Grumman Corp.                                                234,200       $ 12,150,296         1.71%
Raytheon Co.                                                          181,400       $  6,784,360         0.96%
                                                                                    ------------         ----
TOTAL AEROSPACE & DEFENSE                                                           $ 22,264,136         3.14%
                                                                                    ------------         ----

BUILDING PRODUCTS
American Standard Cos., Inc.                                          139,000       $  5,565,560         0.78%
                                                                                    ------------         ----
TOTAL BUILDING PRODUCTS                                                             $  5,565,560         0.78%
                                                                                    ------------         ----

CAPITAL MARKETS
Goldman Sachs Group, Inc. (The)                                       111,100       $ 11,982,135         1.69%
Merrill Lynch & Co., Inc. (c)                                         204,900       $ 12,308,343         1.73%
State Street Corp.                                                    209,800       $  9,401,138         1.32%
                                                                                    ------------         ----
TOTAL CAPITAL MARKETS                                                               $ 33,691,616         4.74%
                                                                                    ------------         ----

COMMERCIAL BANKS
Bank of America Corp.                                                 482,126       $ 22,356,183         3.15%
PNC Financial Services Group, Inc. (The)                              129,700       $  6,986,939         0.98%
U.S. Bancorp                                                          381,900       $ 11,476,095         1.62%
Wachovia Corp.                                                        230,400       $ 12,637,440         1.78%
Wells Fargo & Co.                                                     142,300       $  8,722,990         1.23%
                                                                                    ------------         ----
TOTAL COMMERCIAL BANKS                                                              $ 62,179,647         8.76%
                                                                                    ------------         ----

COMMUNICATIONS EQUIPMENT
Motorola, Inc.                                                        738,500       $ 11,623,990         1.64%
Nokia Corp. (d)                                                       843,100       $ 12,882,568         1.81%
                                                                                    ------------         ----
TOTAL COMMUNICATIONS EQUIPMENT                                                      $ 24,506,558         3.45%
                                                                                    ------------         ----

COMPUTERS & PERIPHERALS
Hewlett-Packard Co.                                                   384,800       $  7,538,232         1.06%
International Business Machines Corp.                                 179,400       $ 16,759,548         2.36%
                                                                                    ------------         ----
TOTAL COMPUTERS & PERIPHERALS                                                       $ 24,297,780         3.42%
                                                                                    ------------         ----

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
CONTAINERS & PACKAGING
Owens-Illinois, Inc. (a)                                              171,400       $  3,894,208         0.55%
Smurfit-Stone Container Corp. (a)(c)                                  253,100       $  3,806,624         0.54%
                                                                                    ------------         ----
TOTAL CONTAINERS & PACKAGING                                                        $  7,700,832         1.09%
                                                                                    ------------         ----

DIVERSIFIED FINANCIAL SERVICES
Citigroup, Inc. (c)                                                   571,066       $ 28,010,787         3.95%
JPMorgan Chase & Co.                                                  458,392       $ 17,111,774         2.41%
                                                                                    ------------         ----
TOTAL DIVERSIFIED FINANCIAL SERVICES                                                $ 45,122,561         6.36%
                                                                                    ------------         ----

DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp.                                                          124,100       $  6,830,464         0.96%
BellSouth Corp.                                                       266,100       $  6,982,464         0.98%
SBC Communications, Inc.                                              338,300       $  8,038,008         1.13%
Sprint Corp.                                                          786,200       $ 18,735,146         2.64%
Verizon Communications, Inc.                                          319,500       $ 11,371,005         1.60%
                                                                                    ------------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                        $ 51,957,087         7.31%
                                                                                    ------------         ----

ENERGY EQUIPMENT & SERVICES
ENSCO International, Inc.                                             371,400       $ 12,713,022         1.79%
Pride International, Inc. (a)                                         459,400       $ 10,745,366         1.51%
Rowan Cos., Inc. (a)                                                  557,500       $ 15,699,200         2.21%
Transocean, Inc. (a)                                                  428,500       $ 18,854,000         2.66%
                                                                                    ------------         ----
TOTAL ENERGY EQUIPMENT & SERVICES                                                   $ 58,011,588         8.17%
                                                                                    ------------         ----

FOOD & STAPLES RETAILING
CVS Corp.                                                             253,700       $ 11,758,995         1.66%
Kroger Co. (The) (a)                                                  598,000       $ 10,225,800         1.44%
                                                                                    ------------         ----
TOTAL FOOD & STAPLES RETAILING                                                      $ 21,984,795         3.10%
                                                                                    ------------         ----

FOOD PRODUCTS
Cadbury Schwppes PLC (d)                                              349,600       $ 12,690,480         1.79%
General Mills, Inc.                                                   310,500       $ 16,453,395         2.32%
Kraft Foods, Inc. (c)                                                 208,200       $  7,074,636         1.00%
                                                                                    ------------         ----
TOTAL FOOD PRODUCTS                                                                 $ 36,218,511         5.11%
                                                                                    ------------         ----

HEALTH CARE PROVIDERS & SERVICES
HCA, Inc. (c)                                                         193,300       $  8,605,716         1.21%
                                                                                    ------------         ----
TOTAL HEALTH CARE PROVIDERS & SERVICES                                              $  8,605,716         1.21%
                                                                                    ------------         ----

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
HOUSEHOLD PRODUCTS
Kimberly-Clark Corp.                                                  219,300       $ 14,366,343         2.02%
                                                                                    ------------         ----
TOTAL HOUSEHOLD PRODUCTS                                                            $ 14,366,343         2.02%
                                                                                    ------------         ----

INSURANCE
Allstate Corp. (The)                                                  206,500       $ 10,415,860         1.47%
American International Group, Inc.                                     96,100       $  6,370,469         0.90%
Hartford Financial Services Group, Inc. (The)                         171,400       $ 11,533,506         1.62%
Prudential Financial, Inc.                                            199,800       $ 10,771,218         1.52%
St. Paul Travelers Cos., Inc. (The)                                   287,511       $ 10,793,162         1.52%
                                                                                    ------------         ----
TOTAL INSURANCE                                                                     $ 49,884,215         7.03%
                                                                                    ------------         ----

IT SERVICES
Computer Sciences Corp. (a)                                           229,300       $ 11,813,536         1.66%
                                                                                    ------------         ----
TOTAL IT SERVICES                                                                   $ 11,813,536         1.66%
                                                                                    ------------         ----

MACHINERY
Navistar International Corp. (a)                                      234,000       $  9,107,280         1.28%
                                                                                    ------------         ----
TOTAL MACHINERY                                                                     $  9,107,280         1.28%
                                                                                    ------------         ----

MEDIA
Time Warner, Inc. (a)                                                 475,400       $  8,557,200         1.21%
                                                                                    ------------         ----
TOTAL MEDIA                                                                         $  8,557,200         1.21%
                                                                                    ------------         ----

METALS & MINING
Alcoa, Inc. (c)                                                       362,156       $ 10,687,224         1.51%
                                                                                    ------------         ----
TOTAL METALS & MINING                                                               $ 10,687,224         1.51%
                                                                                    ------------         ----

OIL & GAS
ChevronTexaco Corp.                                                   261,604       $ 14,231,258         2.00%
ConocoPhillips                                                         79,900       $  7,413,921         1.04%
ExxonMobil Corp.                                                      275,600       $ 14,220,960         2.00%
Kerr-McGee Corp.                                                      131,300       $  8,107,775         1.14%
                                                                                    ------------         ----
TOTAL OIL & GAS                                                                     $ 43,973,914         6.18%
                                                                                    ------------         ----

PAPER & FOREST PRODUCTS
Bowater, Inc. (c)                                                     158,700       $  6,030,600         0.85%
International Paper Co. (c)                                           134,000       $  5,246,100         0.74%
                                                                                    ------------         ----
TOTAL PAPER & FOREST PRODUCTS                                                       $ 11,276,700         1.59%
                                                                                    ------------         ----

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
PHARMACEUTICALS
Bristol-Myers Squibb Co. (c)                                          459,600       $ 10,773,024         1.52%
Pfizer, Inc.                                                          435,700       $ 10,526,512         1.48%
                                                                                    ------------        -----
TOTAL PHARMACEUTICALS                                                               $ 21,299,536         3.00%
                                                                                    ------------        -----

ROAD & RAIL
Burlington Northern Santa Fe Corp.                                     46,600       $  2,245,188         0.32%
                                                                                    ------------        -----
TOTAL ROAD & RAIL                                                                   $  2,245,188         0.32%
                                                                                    ------------        -----

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT
Texas Instruments, Inc.                                               166,900       $  3,873,749         0.55%
                                                                                    ------------        -----
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT                                      $  3,873,749         0.55%
                                                                                    ------------        -----

SOFTWARE
BMC Software, Inc. (a)                                                376,400       $  6,334,812         0.89%
                                                                                    ------------        -----
TOTAL SOFTWARE                                                                      $  6,334,812         0.89%
                                                                                    ------------        -----

SPECIALTY RETAIL
Gap, Inc. (The)                                                       675,100       $ 14,858,951         2.09%
                                                                                    ------------        -----
TOTAL SPECIALTY RETAIL                                                              $ 14,858,951         2.09%
                                                                                    ------------        -----

THRIFTS & MORTGAGE FINANCE
PMI Group, Inc. (The)                                                 174,400       $  6,935,888         0.98%
Washington Mutual, Inc.                                               198,450       $  8,007,457         1.13%
                                                                                    ------------        -----
TOTAL THRIFTS & MORTGAGE FINANCE                                                    $ 14,943,345         2.11%
                                                                                    ------------        -----
TOTAL COMMON STOCK                                                                  $625,328,380        88.08%
                                                                                    ------------        -----

CONVERTIBLE PREFERRED STOCK
CAPITAL MARKETS
Goldman Sachs Group, Inc. (The) 2.50% Series OSX (f)                   80,000       $  8,360,320         1.18%
                                                                                    ------------        -----
TOTAL CAPITAL MARKETS                                                               $  8,360,320         1.18%
                                                                                    ------------        -----

PHARMACEUTICALS
Goldman Sachs Group, Inc. (The) 2.25% Series UHS (f)                  170,050       $  7,334,086         1.03%
Goldman Sachs Group, Inc. (The) 2.875% Series BSKT (f)                120,000       $ 11,907,720         1.68%
                                                                                    ------------        -----
TOTAL PHARMACEUTICALS                                                               $ 19,241,806         2.71%
                                                                                    ------------        -----

                                                               SHARES / PRINCIPAL
                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
                                                                                    ------------         ----
TOTAL CONVERTIBLE PREFERRED STOCK                                                   $ 27,602,126         3.89%
                                                                                    ------------         ----

INVESTMENT COMPANIES
CAPITAL MARKETS
iShares Russell 1000 Value Index (c)(g)                               172,100       $ 11,222,641         1.58%
                                                                                    ------------         ----
TOTAL CAPITAL MARKETS                                                               $ 11,222,641         1.58%
                                                                                    ------------         ----

PHARMACEUTICALS
Pharmaceutical Holders Trust (c)(g)                                    89,700       $  6,147,141         0.87%
                                                                                    ------------         ----
TOTAL PHARMACEUTICALS                                                               $  6,147,141         0.87%
                                                                                    ------------         ----
TOTAL INVESTMENT COMPANIES                                                          $ 17,369,782         2.45%
                                                                                    ------------         ----

STOCK OPTIONS
DIVERSIFIED TELECOMMUNICATION SERVICES
ALLTEL Corp. Strike Price $60.00 Expire 4/16/05                        54,300       $     16,290         0.00%(b)
                                                                                    ------------         ----
TOTAL DIVERSIFIED TELECOMMUNICATION SERVICES                                        $     16,290         0.00%(b)
                                                                                    ------------         ----
TOTAL STOCK OPTIONS                                                                 $     16,290         0.00%(b)
                                                                                    ------------         ----

COMMERCIAL PAPER
American Express Credit Corp.                                     $ 7,000,000       $  6,997,315         0.98%
  2.30% due 2/7/05
American General Finance Corp.                                    $ 1,000,000       $  1,000,000         0.14%
  2.24% due 2/1/05
BellSouth Corporation                                             $ 4,090,000       $  4,086,512         0.58%
  2.36% due 2/14/05
Federal National Mortgage Association                             $ 4,440,000       $  4,440,000         0.63%
  2.23% due 2/1/05
Goldman Sachs Group, Inc. (The)                                   $ 6,520,000       $  6,519,152         0.92%
  2.34% due 2/3/05
Merck & Co., Inc.                                                 $ 7,720,000       $  7,716,456         1.09%
  2.36% due 2/8/05
Starbird Funding Corp.                                            $ 7,500,000       $  7,482,660         1.05%
  2.08% due 3/14/05 (e)
UBS Finance (Delaware) LLC                                        $ 5,005,000       $  5,005,000         0.70%
  2.47% due 2/1/05
Wells Fargo & Co.                                                 $ 7,000,000       $  6,996,854         0.99%
  2.31% due 2/8/05
                                                                                    ------------         ----
TOTAL COMMERCIAL PAPER                                                              $ 50,243,949         7.08%
                                                                                    ------------         ----

                                                                     AMOUNT         MARKET VALUE    % NET ASSETS
INVESTMENT COMPANY
Aim Institutional Funds Group (e)                                 $   173,386       $    173,386         0.02%
                                                                                    ------------         ----
TOTAL INVESTMENT COMPANY                                                            $    173,386         0.02%
                                                                                    ------------         ----

MASTER NOTE
Banc of America Securities LLC
  2.58% due 2/1/05 (e)                                            $ 2,428,000       $  2,428,000         0.34%
                                                                                    ------------         ----
TOTAL MASTER NOTE                                                                   $  2,428,000         0.34%
                                                                                    ------------         ----

REPURCHASE AGREEMENTS
Credit Suisse First Boston LLC
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $25,268,790 (e)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $28,253,042
  and a Market Value of
  $25,773,251)                                                    $25,267,000       $ 25,267,000         3.56%
Dresdner Kleinwort Wasserstein Securities LLC
  2.57%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $2,000,143 (e)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $1,292,070
  and a Market Value of
  $1,312,544)                                                     $ 2,000,000       $  2,000,000         0.28%
Lehman Brothers, Inc.
  2.55%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $2,660,188 (e)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $3,016,678
  and a Market Value of
  $2,792,787)                                                     $ 2,660,000       $  2,660,000         0.37%
Merrill Lynch & Co., Inc.
  2.58%, dated 1/31/05
  due 2/1/05
  Proceeds at Maturity
  $12,233,877 (e)
  (Collateralized by Various
  Bonds with a Principal
  Amount of $12,021,154

  and a Market Value of
  $12,844,899)                                                    $12,233,000       $ 12,233,000         1.72%
Morgan Stanley & Co
  2.55%, dated 1/31/05
  due 2/1/05 (e)
  Proceeds at Maturity $14,000,992
  (Collateralized by Various Bonds with a
  Principal Amount of $20,454,880 and a Market Value of
  $14,724,652)                                                    $14,000,000       $ 14,000,000         1.97%
                                                                                    ============       ======
TOTAL REPURCHASE AGREEMENTS                                                         $ 56,160,000         7.90%
                                                                                    ============       ======

TOTAL SHORT-TERM INVESTMENTS                                                        $109,005,335        15.35%
                                                                                    ------------       ------

TOTAL INVESTMENTS
  (COST $689,640,416) (h)                                                           $779,321,913(i)    109.76%
Liabilities in Excess of Cash and Other Assets                                     ($ 69,331,735)       (9.76)%
                                                                                    ------------       ------
NET ASSETS                                                                          $709,990,178       100.00%
                                                                                    ============       ======

(a) Non-income producing security.

(b) Less than one-tenth of a percent.

(c) Represents security, or a portion thereof, which is out on loan.

(d) ADR-American Depositary Receipt.

(e) Represents security, or a portion thereof, purchased with cash collateral received for securities on loan.

(f) Synthetic Convertible-an equity linked security issued by an entity other than the issuer of the underlying equity instrument.

(g) Exchange Traded Fund-represents a basket of securities that are traded on an exchange.

(h) The cost for federal income tax purposes is $691,989,929.

(i) At January 31, 2005 net unrealized appreciation was $87,331,983 based on purposes. This consisted of aggregate gross unrealized appreciation for cost for federal income tax all investments on which there was an excess of market value over cost of $97,050,566 and aggregate gross unrealized depreciation for all investments on which there was an excess of cost over market value of $9,718,583.

ITEM 2. CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, the "Disclosure Controls") as of a date within 90 days prior to the filing date (the "Filing Date") of this Form N-Q (the "Report"), the Disclosure Controls are reasonably designed to ensure that information required to be disclosed by the Registrant in the Report is recorded, processed, summarized and reported by the Filing Date, including ensuring that information required to be disclosed in the Report is accumulated and communicated to the Registrant's management, including the Registrant's principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, and there were no corrective actions with regard to significant deficiencies and material weaknesses.

ITEM 3. EXHIBITS.

(a) Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)).

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE MAINSTAY FUNDS

By: /s/ Gary E. Wendlandt
    --------------------------
    GARY E. WENDLANDT
    President and Chief Executive Officer

Date: March 30, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ Gary E. Wendlandt
    --------------------------
    GARY E. WENDLANDT
    President and Chief Executive Officer

Date: March 30, 2005

By: /s/ Patrick J. Farrell
    --------------------------
    PATRICK J. FARRELL
    Treasurer and
    Chief Financial and Accounting Officer

Date: March 30, 2005